     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2006

                                                             FILE NO. 333-119419
                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 4                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 125                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 14, 2006 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

DIRECTOR M ACCESS

SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]      1-800-862-6668 (CONTRACT OWNERS)
                      1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]       WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------



This variable annuity is a Contract between you and Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us. Your Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.



In certain Contracts, you must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products, Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc., Lord Abbett Series Fund, Inc., Oppenheimer Variable Accounts Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in Section 3.




Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.


This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency



This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.




This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


--------------------------------------------------------------------------------



PROSPECTUS DATED: AUGUST 14, 2006




STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 14, 2006

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------



TABLE OF CONTENTS




                                                                          PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    7
3. GENERAL CONTRACT INFORMATION                                               12
   The Company                                                                12
   The Separate Account                                                       12
   The Funds                                                                  12
   Fixed Accumulation Feature
4. PERFORMANCE RELATED INFORMATION                                            18
5. THE CONTRACT                                                               19
   a. Purchases and Contract Value                                            19
   b. Charges and Fees                                                        23
   c. Surrenders                                                              25
   d. Annuity Payouts                                                         26
   e. Standard Death Benefits                                                 30
   f. Other Programs Available                                                33
6. OPTIONAL DEATH BENEFITS                                                    34
   a. MAV Plus                                                                34
7. OPTIONAL WITHDRAWAL BENEFITS                                               36
   a. The Hartford's Principal First Preferred                                36
   b. The Hartford's Lifetime Income Foundation                               40
   c. The Hartford's Lifetime Income Builder II                               48
   d. The Hartford's Principal First                                          56
8. OTHER INFORMATION                                                          59
   a. Definitions                                                             59
   b. State Variations                                                        62
   c. Legal Matters                                                           63
   d. Financial Statements                                                    64
   e. More Information                                                        65
9. FEDERAL TAX CONSIDERATIONS                                                 67
10. TAX QUALIFIED RETIREMENT PLANS                                            73
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      80
APPENDIX I -- DEATH BENEFIT  -- EXAMPLES                                      81
APPENDIX II -- ACCUMULATION UNIT VALUES                                       99
APPENDIX A -- PRODUCT COMPARISON INFORMATION                                 107
APPENDIX B -- OPTIONAL BENEFITS COMPARISON                                   111
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                         117

HARTFORD LIFE INSURANCE COMPANY                                            3

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1. HIGHLIGHTS




A. HOW TO BUY OUR VARIABLE ANNUITY




We offer several types of individual deferred variable annuities. Available variations of this Contract generally differ in terms of:




- Fees & Charges                          - Fixed Accumulation Feature
- Liquidity                               - Minimum Initial Investment





For a side-by-side comparison of the differences between these types of Contracts, see Appendix A. NOT EVERY TYPE OF CONTRACT IS NECESSARILY AVAILABLE FROM YOUR BROKER-DEALER, INVESTMENT ADVISER, FINANCIAL ADVISER OR SELLING FIRM ("Registered Representative"). The type of Contract you select will be specified on your application.




PREMIUM PAYMENTS --




To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:




            NON-QUALIFIED CONTRACTS                    QUALIFIED CONTRACTS
--------------------------------------------------------------------------------
                    $10,000                                   $2,000





In some circumstances, we may permit a lower minimum initial investment if you enroll in the InvestEase(R) Program. Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract made through the InvestEase Program, subject to state variations). See Section 5(f) for a description of this optional program. Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).




MAXIMUM ISSUE AGE: Subject to state variations and rider limitations, the Annuitant, Owner or joint Owner cannot be older than age 85 on the date your Contract is issued. See sections 5(a) & 8(b) for more information. We, or any Registered Representative, may refuse to sell a Contract or any optional benefit rider to any person based on their age and other criteria. Certain optional benefit riders may have separate maximum issue age restrictions as listed below or may be subject to further restrictions set by your Registered Representative or us. See section 1(b) for additional information.




RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a sales charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See section 8(b) for state variations.




B. PROTECTION BENEFITS




We offer two types of protection benefits through this Contract.




- WITHDRAWAL BENEFITS provide you with an income stream over your lifetime or for a certain period and frequency during either the accumulation phase (while you may make Premium Payments) or pay-out phase of your Contract (while you receive Annuity Payouts). Our optional guaranteed minimum withdrawal benefits are available for an additional fee.




- DEATH BENEFITS provide a way to transfer your Death Benefit value to your Beneficiary upon the death of the Annuitant, Contract Owner or joint Contract Owner before we begin to make Annuity Payouts. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. Death Benefits include "Standard Death Benefits" or "optional Death Benefits" which are available for an additional fee.

4                                            HARTFORD LIFE INSURANCE COMPANY

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ANNUITY PAYOUT OPTIONS --




When your Contract reaches the Annuity Commencement Date (the end of the accumulation phase and the beginning of the pay-out phase), we convert your Contract Value ("annuitize") into Annuity Payouts. We offer the following ways that you can take Annuity Payouts:




- Payments for a Period Certain           - Life Annuity
- Life Annuity with Payments for a        - Life Annuity with a Cash Refund
  Period Certain
- Joint and Last Survivor Annuity with    - Joint and Last Survivor Annuity
  Payments for a Period Certain
                                          - Joint and Last Survivor Annuity with
                                            Payments for a Period Certain





OPTIONAL WITHDRAWAL BENEFITS --




We offer the following ways for you to receive a guaranteed withdrawal amount before you annuitize your Contract:




- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: This rider provides an annual Benefit Payment generally equal to 5% of your Premium Payments during each Contract Year until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 70 for non-qualified plans and IRA or qualified plans] See Section 7(a) for more information.




- THE HARTFORD'S LIFETIME INCOME FOUNDATION: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender and the age of the Relevant Covered Life. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 80; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 80] See Section 7(b) for more information.




- THE HARTFORD'S LIFETIME INCOME BUILDER II: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender, the age of the Relevant Covered Life and automatic annual Payment Base increases. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 75; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 75]: See Section 7(c) for more information. Subject to state approval of this rider, The Hartford's Lifetime Income Builder is closed to new investors. Please refer to Appendix C for a description of that rider.




- THE HARTFORD'S PRINCIPAL FIRST: This rider provides a Benefit Payment generally equal to 7% of your Benefit Amount during each Contract Year, as may be adjusted for step-ups that you may elect on or after the fifth Contract Anniversary or five years after the last step-up occurred until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 85 for non-qualified plans and age 80 for IRA or qualified plans] See Section 7(d) for more information.




Certain optional withdrawal benefit riders include investment restrictions that we do not currently enforce. If enforced, they could impact investment performance and Sub-Account choices.




Optional withdrawal benefits are acutely affected by Surrenders in excess of permissible limits (speed limits). Because violation of these restrictions could accelerate depletion of future withdrawals and "lifetime" benefits, investors should carefully consider their liquidity needs before selecting any of these optional riders.




Please refer to Appendix B for a side-by-side comparison of optional withdrawal benefits. Please refer to Appendix C for a description of The Hartford's Lifetime Income Builder which is closed to new investors pending state approval of The Hartford's Lifetime Income Builder II.




DEATH BENEFITS




STANDARD DEATH BENEFITS --




- PREMIUM SECURITY DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 80): The highest of:




    (i)  Contract Value;




    (ii) Total Premium Payments adjusted for partial Surrenders; or

HARTFORD LIFE INSURANCE COMPANY                                            5

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    (iii) The lesser of Maximum Anniversary Value or the sum of Contract Value
          plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




-   ASSET PROTECTION DEATH BENEFIT (Issue age(s) of Owner(s) and Annuitant -- 81
    - 85): The highest of:




    (i)  Contract Value; or




    (ii) The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




- The Hartford's Lifetime Income Foundation and Hartford's Lifetime Income Builder II each include a death benefit feature that guarantees that we will pay to the Beneficiary the greater of the Contract Value or return of Premium Payments adjusted for Surrenders. These death benefit features replace the Standard Death Benefit provided under this Contract. See Sections 7(b) and 7(c) for more information.




OPTIONAL DEATH BENEFITS --




- MAV/MAV Plus (Maximum issue ages of Owner(s) and Annuitant -- 75): The MAV Plus Death Benefit guarantees that we will pay to the Beneficiary the greater of the Premium Security Death Benefit or the greatest of: (i) Maximum Anniversary Value, or (ii) the Earnings Protection Benefit. The MAV Plus Death Benefit is not available in certain states and is replaced by an alternative Death Benefit called the "MAV Death Benefit" (which excludes the Earnings Protection Benefit). See Sections 6(a) & 8(b) for more information.




C. INVESTMENT OPTIONS




We offer a variety of Fund investment options to help you meet your investment goals and risk tolerance. The list of available Funds varies by the form of Contract you select. Investment performance associated with the Funds you select affect your Contract Value and other benefits under this Contract. The Funds and investment programs are described in greater detail in sections 3 & 5(f).




In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Refer to Appendix A for a description of forms of Contract that provide a Fixed Accumulation Feature.




D. CHARGES AND FEES




SALES CHARGES --




This Contract is not subject to any Front-End or Contingent Deferred Sales Charge. Please refer to Sections 2, 5(b) and 8(b) for more information.




CONTRACT CHARGES --




This Contract is subject to the following charges:




-   Mortality and Expense Risk Charges




-   Administrative Charges




-   Annual Maintenance Fee




-   Premium Taxes




-   Optional Rider Fees (if chosen)




Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may appear to be more significant with Contracts with lower Contract Values. See Sections 2, 5(b), 6, 7 and 8(b) for more information.




E. SOME THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY




You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning a deferred variable annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD CONSIDER WHETHER, AMONG OTHER THINGS,
YOU:




- intend to hold the variable annuity for an appropriate period of time (also referred to as investment time horizon);




-   can afford to make Premium Payments based on your other assets and income;

6                                            HARTFORD LIFE INSURANCE COMPANY

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-   understand how this product works and how charges may affect your investments;




-   are able to accept market fluctuations based on underlying Fund performance;




- have a need for income, tax deferral or a death benefit (especially if you are an older person);




-   do not plan to make frequent Sub-Account transfers;




-know that taking Surrenders may have tax consequences such as, for instance, if you are younger than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out. See Sections 9 & 10 for more information;




- understand that investing in a variable annuity through any form of qualified plan or IRA will provide no additional tax advantages;




- understand that, pursuant to IRS Regulations, required minimum distributions from qualified contracts will be determined based on the actuarial present value of any additional benefits provided under the annuity as well as the annuity's prior year-end value; and/or




- realize that transferring the ownership of your Contract may trigger adverse tax consequences and can result in the recalculation of your benefits.




For more information about variable annuities, see www.nasd.com.




F. WILL YOUR REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?




We pay an up-front commission to the Financial Intermediary that your Registered Representative is associated with of generally up to 7% of each Premium Payment or trail commissions of generally not more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also pay a lower commission for sales to persons over age 80. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. Check with your Registered Representative about how they are being compensated for their recommendations. See section 8(c) for more information.

HARTFORD LIFE INSURANCE COMPANY                                            7

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES



Sales Load Imposed on Purchases (as a percentage of Premium Payments)                                 None
Contingent Deferred Sales Charge (as a percentage of Premium Payments)                                None
Surrender Fee (as a percentage of amount Surrendered, if applicable)                                        0%
Exchange Fee                                                                                                0%



CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                1.45%
        Administrative Charge                                                                            0.20%
        Total Separate Account Annual Expenses                                                           1.65%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
        The Hartford's Principal First Preferred Charge (2)                                              0.20%
        The Hartford's Principal First Charge (2)(3)                                                     0.75%
        MAV / MAV Plus charge                                                                            0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges (2)        2.70%
MAXIMUM OPTIONAL CHARGES (as a percentage of Benefit Amount or Payment Base)
        The Hartford's Lifetime Income Foundation (2)(4)(5)                                              0.30%
        The Hartford's Lifetime Income Builder II Charge (2)(3)(4)(5)                                    0.75%
        The Hartford's Lifetime Income Builder Charge (2)(3)(4)(5)                                       0.75%





(1) An annual $30 charge deducted on a Contract Anniversary and upon Surrender if the Contract Value at either of those times is less than $50,000.




(2) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. You may choose only one of the following: The Hartford's Principal First Preferred, The Hartford's Lifetime Income Foundation, The Hartford's Principal First or The Hartford's Lifetime Income Builder II. If The Hartford's Lifetime Income Builder II has not yet been approved in your state, you may choose The Hartford's Lifetime Income Builder instead.




(3) The current charges for new purchases of a Contract with The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Principal First are 0.40%, 0.40% and 0.50%, respectively.




(4) The annual charge is deducted on each Contract Anniversary and upon Surrender. We reserve the right to waive the rider charge if you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider.




(5) The charge for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II is based on your Payment Base. The charge for The Hartford's Lifetime Income Builder is based on your Benefit Amount.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from
Fund assets,
including management fees, Rule 12b-1
  distribution
and/or service fees, and other expenses)             0.42%            2.68%

8                                            HARTFORD LIFE INSURANCE COMPANY

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THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH
UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                                    12B-1                                                                TOTAL
                                                DISTRIBUTION                     TOTAL ANNUAL      CONTRACTUAL        NET ANNUAL
                                                   AND/OR                            FUND        FEE WAIVERS OR          FUND
                                 MANAGEMENT       SERVICING         OTHER          OPERATING         EXPENSE           OPERATING
FUND                                FEES            FEES           EXPENSES        EXPENSES      REIMBURSEMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              0.55%             0.25%          0.97%             1.77%          -0.32%              1.45%  (1)
  Balanced Wealth Strategy
  Portfolio -- Class B
AllianceBernstein VPS              0.75%             0.25%          0.12%             1.12%             N/A              1.12%
  Small/Mid Cap Value
  Portfolio -- Class B
AllianceBernstein VPS Value        0.55%             0.25%          0.19%             0.99%          -0.01%              0.98%  (2)
  Portfolio -- Class B
Fidelity VIP Contrafund(R)         0.57%             0.25%          0.09%             0.91%             N/A              0.91%  (3)
  Portfolio -- Service Class
  2
Fidelity VIP Equity-Income         0.47%             0.25%          0.09%             0.81%             N/A              0.81%  (4)
  Portfolio --Service Class
  2
Fidelity VIP Growth                0.57%             0.25%          0.10%             0.92%             N/A              0.92%  (4)
  Portfolio -- Service Class
  2
Fidelity VIP Mid Cap               0.57%             0.25%          0.12%             0.94%             N/A              0.94%  (3)
  Portfolio -- Service Class
  2
Fidelity VIP Value                 0.57%             0.25%          0.15%             0.97%             N/A              0.97%  (4)
  Strategies Portfolio --
  Service Class 2
Hartford Advisers HLS Fund         0.60%               N/A          0.06%             0.66%             N/A              0.66%
  -- Class IA
Hartford Disciplined Equity        0.70%               N/A          0.04%             0.74%             N/A              0.74%
  HLS Fund - - Class IA
Hartford Dividend and Growth       0.64%               N/A          0.03%             0.67%             N/A              0.67%
  HLS Fund -- Class IA
Hartford Equity Income HLS         0.83%  (5)          N/A          0.03%             0.86%             N/A              0.86%
  Fund -- Class IA
Hartford Focus HLS Fund --         0.85%  (6)          N/A          0.07%             0.92%             N/A              0.92%
  Class IA
Hartford Growth HLS Fund --        0.80%               N/A          0.04%             0.84%             N/A              0.84%
  Class IA
Hartford Growth                    0.61%               N/A          0.03%             0.64%             N/A              0.64%
  Opportunities HLS Fund --
  Class IA
Hartford High Yield HLS Fund       0.72%  (7)          N/A          0.05%             0.77%             N/A              0.77%
  -- Class IA
Hartford Index HLS Fund --         0.40%  (8)          N/A          0.02%             0.42%             N/A              0.42%
  Class IA
Hartford Money Market HLS          0.45%               N/A          0.04%             0.49%             N/A              0.49%
  Fund -- Class IA
Hartford Mortgage Securities       0.45%               N/A          0.04%             0.49%             N/A              0.49%
  HLS Fund -- Class IA
Hartford SmallCap Growth HLS       0.61%               N/A          0.02%             0.63%             N/A              0.63%
  Fund -- Class IA
Hartford Small Company HLS         0.70%               N/A          0.05%             0.75%             N/A              0.75%
  Fund -- Class IA
Hartford Stock HLS Fund --         0.46%               N/A          0.04%             0.50%             N/A              0.50%
  Class IA
Hartford Total Return Bond         0.46%               N/A          0.04%             0.50%             N/A              0.50%
  HLS Fund -- Class IA
Hartford U.S. Government           0.45%               N/A          0.02%             0.47%             N/A              0.47%
  Securities HLS Fund --
  Class IA
Hartford Value HLS Fund --         0.82%               N/A          0.04%             0.86%             N/A              0.86%
  Class IA
Hartford Value Opportunities       0.62%               N/A          0.03%             0.65%             N/A              0.65%
  HLS Fund -- Class IA
Lord Abbett All Value              0.75%  (9)          N/A          1.00%             1.75%          -0.60%  (10)        1.15%
  Portfolio --Class VC
Lord Abbett America's Value        0.75%  (9)          N/A          0.58%             1.33%          -0.18%  (10)        1.15%
  Portfolio -- Class VC

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------



                                                    12B-1                                                                TOTAL
                                                DISTRIBUTION                     TOTAL ANNUAL      CONTRACTUAL        NET ANNUAL
                                                   AND/OR                            FUND        FEE WAIVERS OR          FUND
                                 MANAGEMENT       SERVICING         OTHER          OPERATING         EXPENSE           OPERATING
FUND                                FEES            FEES           EXPENSES        EXPENSES      REIMBURSEMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture         0.50%  (11)         N/A          0.44%             0.94%          -0.04%  (10)        0.90%
  Portfolio -- Class VC
Lord Abbett Growth and             0.48%  (11)         N/A          0.41%             0.89%             N/A              0.89%
  Income Portfolio -- Class
  VC
Lord Abbett Large Cap Core         0.70%               N/A          1.98%             2.68%          -1.58%  (10)        1.10%
  Portfolio -- Class VC (12)
Oppenheimer Capital                0.64%             0.25%          0.02%  (13)       0.91%             N/A              0.91%
  Appreciation Fund/ VA --
  Service Shares
Oppenheimer Main Street            0.65%             0.25%          0.01%  (13)       0.91%             N/A              0.91%
  Fund(R)/VA -- Service
  Shares
Oppenheimer Main Street            0.74%             0.25%          0.05%  (13)       1.04%             N/A              1.04%
  Small Cap Fund(R)/VA --
  Service Shares
Oppenheimer MidCap Fund/VA -       0.67%             0.25%          0.05%  (13)       0.97%             N/A              0.97%
  - Service Shares
Putnam VT Diversified Income       0.69%             0.25%          0.13%             1.07%           0.01%              1.06%  (14)
  Fund -- Class IB
Putnam VT The George Putnam        0.62%             0.25%          0.11%             0.98%             N/A              0.98%
  Fund of Boston --Class IB
Putnam VT Growth and Income        0.49%             0.25%          0.05%             0.79%             N/A              0.79%
  Fund - - Class IB
Putnam VT Investors Fund --        0.65%             0.25%          0.10%             1.00%             N/A              1.00%
  Class IB
Putnam VT New Value Fund --        0.68%             0.25%          0.08%             1.01%             N/A              1.01%
  Class IB
Putnam VT Small Cap Value          0.76%             0.25%          0.08%             1.09%             N/A              1.09%
  Fund --Class IB
Putnam VT Vista Fund --            0.65%             0.25%          0.09%             0.99%             N/A              0.99%
  Class IB
Putnam VT Voyager Fund --          0.57%             0.25%          0.06%             0.88%             N/A              0.88%
  Class IB
Van Kampen LIT Comstock            0.56%             0.25%          0.03%             0.84%             N/A              0.84%
  Portfolio -- Class II
Van Kampen LIT Growth and          0.57%             0.25%          0.04%             0.86%             N/A              0.86%
  Income Portfolio --Class
  II
Van Kampen -- UIF Mid Cap          0.75%             0.35%          0.34%             1.44%             N/A              1.44%
  Growth Portfolio -- Class
  II (15)
Van Kampen -- UIF U.S. Mid         0.72%             0.35%          0.29%             1.36%             N/A              1.36%
  Cap Value Portfolio --
  Class II (15)



(1) The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.45% of the daily average net assets for Class B shares.

(2) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for the Fidelity VIP Contrafund(R) Portfolio -- Service Class 2 and 0.89% for the Fidelity VIP Mid Cap Portfolio -- Service Class 2. These offsets may be discontinued at any time.

(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80% for the Fidelity VIP Equity-Income Portfolio -- Service Class 2, 0.91% for the Fidelity VIP Value Strategies Portfolio -- Service Class 2, and 0.88% for the Fidelity VIP Growth Portfolio -- Service Class 2. These offsets may be discontinued at any time.

(5) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.73%.

(6) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.75%.

(7) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67%.

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

(8) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.30%.

(9) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following annual rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.



(10) For the fiscal year ending December 31, 2006 through April 30, 2007, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its Other Expenses at an annualized rate of 0.40% of average daily net assets.


(11) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following annual rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(12) Large-Cap Core began operations on 4/29/05. These ratios have been annualized.

(13) Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses paid by the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(14) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2006.

(15) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee," "12b-1 Fee," "Other Expenses" and "Total Fund Operating Expenses," would be as follows:



                                                 OPERATING                                                          TOTAL FUND
                                                  EXPENSE        MANAGEMENT          12B-1            OTHER          OPERATING
FUND                                            LIMITATION           FEE              FEE           EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap Growth Portfolio -        1.15  %          0.71  %          0.10  %          0.34  %          1.15  %
  - Class II
Van Kampen -- UIF U.S. Mid Cap Value                1.15  %          0.72  %          0.10  %          0.29  %          1.11  %
  Portfolio -- Class II

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------

EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES (INCLUDING THE MAV PLUS RIDER), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.




THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, WE ASSUME A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.




THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED, THAT YOU ELECTED THE HARTFORD'S LIFETIME INCOME BUILDER II WITH A MAXIMUM CHARGE OF 0.75% OF THE PAYMENT BASE AND YOUR CONTRACT VALUE WAS HIGHER THAN YOUR PREMIUM PAYMENTS AS OF THE DATE OF EACH SURRENDER. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. THE EXAMPLE DOES NOT REFLECT PAYMENT ENHANCEMENTS, IF APPLICABLE. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $580
3 years                                                                   $1,729
5 years                                                                   $2,861
10 years                                                                  $5,621



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $475
3 years                                                                   $1,624
5 years                                                                   $2,756
10 years                                                                  $5,517



(3)  If you do not Surrender your Contract:



1 year                                                                      $580
3 years                                                                   $1,729
5 years                                                                   $2,861
10 years                                                                  $5,621



CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH     AllianceBernstein L.P.                       Maximize total return consistent with
  STRATEGY PORTFOLIO SUB-ACCOUNT which                                                Advisor's determination of reasonable risk
  purchases Class B shares of the
  Balanced Wealth Strategy Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.
ALLIANCEBERNSTEIN VP SMALL/MID CAP       AllianceBernstein L.P.                       Long-term growth of capital
  VALUE PORTFOLIO SUB-ACCOUNT which
  purchases Class B shares of the
  Small/Mid Cap Value Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO     AllianceBernstein L.P.                       Long-term growth of capital
  SUB-ACCOUNT which purchases Class B
  shares of the Value Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  Fidelity Management & Research Company       Long-term capital appreciation
  SUB-ACCOUNT which purchases Service
  Class 2 shares of Fidelity VIP
  Contrafund(R) Portfolio of Fidelity
  Variable Insurance Products Fund
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO  Fidelity Management & Research Company       Reasonable income. Fund will also consider
  SUB-ACCOUNT which purchases Service                                                 potential for capital appreciation
  Class 2 shares of Fidelity VIP
  Equity-Income Portfolio of Fidelity
  Variable Insurance Products Fund
FIDELITY(R) VIP GROWTH PORTFOLIO         Fidelity Management & Research Company       Capital appreciation
  SUB-ACCOUNT which purchases Service
  Class 2 shares of Fidelity VIP Growth
  Portfolio of Fidelity Variable
  Insurance Products Fund
FIDELITY(R) VIP MID CAP PORTFOLIO        Fidelity Management & Research Company       Long-term growth of capital
  SUB-ACCOUNT which purchases Service
  Class 2 shares of Fidelity VIP Mid
  Cap Portfolio of Fidelity Variable
  Insurance Products Fund
FIDELITY(R) VIP VALUE STRATEGIES         Fidelity Management & Research Company       Capital appreciation
  PORTFOLIO SUB-ACCOUNT which purchases
  Service Class 2 shares of Fidelity
  VIP Value Strategies Portfolio of
  Fidelity Variable Insurance Products
  Fund
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT   HL Investment Advisors, LLC; sub-advised by  Maximum long-term total return
  which purchases Class IA shares of     Wellington Management Company, LLP
  Hartford Advisers HLS Fund of
  Hartford Series Fund, Inc.
HARTFORD DISCIPLINED EQUITY HLS FUND     HL Investment Advisors, LLC; sub-advised by  Growth of capital
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP
  shares of Hartford Disciplined Equity
  HLS Fund of Hartford Series Fund,
  Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND    HL Investment Advisors, LLC; sub-advised by  High level of current income consistent
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP           with growth of capital
  shares of Hartford Dividend and
  Growth HLS Fund of Hartford Series
  Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND          HL Investment Advisors, LLC; sub-advised by  High level of current income consistent
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP           with growth of capital
  shares of Hartford Equity Income HLS
  Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC; sub-advised by  Long-term capital appreciation
  which purchases Class IA shares of     Wellington Management Company, LLP
  Hartford Focus HLS Fund of Hartford
  Series Fund, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC; sub-advised by  Long-term capital appreciation
  which purchases Class IA shares of     Wellington Management Company, LLP
  Hartford Growth HLS Fund of Hartford
  Series Fund, Inc.

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND   HL Investment Advisors, LLC; sub-advised by  Short- and long-term capital appreciation
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP
  shares of Hartford Growth
  Opportunities HLS Fund of Hartford
  HLS Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND             HL Investment Advisors, LLC; sub-advised by  High current income with growth of capital
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       as a secondary objective
  shares of Hartford High Yield HLS
  Fund of Hartford Series Fund, Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC; sub-advised by  Seeks to provide investment results which
  which purchases Class IA shares of     Hartford Investment Management Company       approximate the price and yield performance
  Hartford Index HLS Fund of Hartford                                                 of publicly traded common stocks in the
  Series Fund, Inc.                                                                   aggregate
HARTFORD MONEY MARKET HLS FUND           HL Investment Advisors, LLC; sub-advised by  Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       liquidity and preservation of capital
  shares of Hartford Money Market HLS
  Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND    HL Investment Advisors, LLC; sub-advised by  Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       safety of principal and maintenance of
  shares of Hartford Mortgage                                                         liquidity
  Securities HLS Fund of Hartford
  Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised by  Seeks to maximize short- and long-term
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP           capital appreciation
  shares of Hartford SmallCap Growth
  HLS Fund of Hartford HLS Series Fund
  II, Inc.
HARTFORD SMALL COMPANY HLS FUND          HL Investment Advisors, LLC; sub-advised by  Growth of capital
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP and
  shares of Hartford Small Company HLS   Hartford Investment Management Company
  Fund of Hartford Series Fund, Inc.
HARTFORD STOCK HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC; sub-advised by  Long-term growth of capital, with income as
  which purchases Class IA shares of     Wellington Management Company, LLP           a secondary consideration
  Hartford Stock HLS Fund of Hartford
  Series Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND      HL Investment Advisors, LLC; sub-advised by  Competitive total return, with income as a
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       secondary objective
  shares of Hartford Total Return Bond
  HLS Fund of Hartford Series Fund,
  Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS  HL Investment Advisors, LLC; sub-advised by  Maximize total return with a high level of
  FUND SUB-ACCOUNT which purchases       Hartford Investment Management Company       current income consistent with prudent
  Class IA shares of Hartford U.S.                                                    investment risk
  Government Securities HLS Fund of
  Hartford HLS Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC; sub-advised by  Long-term total return
  which purchases Class IA shares of     Wellington Management Company, LLP
  Hartford Value HLS Fund of Hartford
  Series Fund, Inc.

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND    HL Investment Advisors, LLC; sub-advised by  Short- and long-term capital appreciation
  SUB-ACCOUNT which purchases Class IA   Wellington Management Company, LLP
  shares of Hartford Value
  Opportunities HLS Fund of Hartford
  HLS Series Fund II, Inc.
LORD ABBETT ALL VALUE PORTFOLIO          Lord, Abbett & Co. LLC                       Long-term growth of capital and income
  SUB-ACCOUNT which purchases Class VC                                                without excessive fluctuations in market
  shares of the Lord Abbett All Value                                                 value
  Portfolio of the Lord Abbett Series
  Fund, Inc.
LORD ABBETT AMERICA'S VALUE PORTFOLIO    Lord, Abbett & Co. LLC                       Current income and capital appreciation
  SUB-ACCOUNT which purchases Class VC
  shares of the Lord Abbett America's
  Value Portfolio of the Lord Abbett
  Series Fund, Inc.
LORD ABBETT BOND-DEBENTURE PORTFOLIO     Lord, Abbett & Co. LLC                       High current income and capital
  SUB-ACCOUNT which purchases Class VC                                                appreciation to produce a high total return
  shares of the Lord Abbett
  Bond-Debenture Portfolio of the Lord
  Abbett Series Fund, Inc.
LORD ABBETT GROWTH AND INCOME PORTFOLIO  Lord, Abbett & Co. LLC                       Long-term growth of capital and income
  SUB-ACCOUNT which purchases Class VC                                                without excessive fluctuations in market
  shares of the Lord Abbett Growth and                                                value
  Income Portfolio of the Lord Abbett
  Series Fund, Inc.
LORD ABBETT LARGE-CAP CORE PORTFOLIO     Lord, Abbett & Co. LLC                       Growth of capital and growth of income
  SUB-ACCOUNT which purchases Class VC                                                consistent with reasonable risk
  shares of the Lord Abbett Large-Cap
  Core Portfolio of the Lord Abbett
  Series Fund, Inc.
OPPENHEIMER CAPITAL APPRECIATION FUND    OppenheimerFunds, Inc.                       Capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of the Oppenheimer Capital
  Appreciation Fund/VA of Oppenheimer
  Variable Account Funds
OPPENHEIMER MAIN STREET FUND             OppenheimerFunds, Inc.                       Total return
  SUB-ACCOUNT which purchases Service
  Shares of the Oppenheimer Main Street
  Fund(R) /VA of Oppenheimer Variable
  Account Funds
OPPENHEIMER MAIN STREET SMALL CAP FUND   OppenheimerFunds, Inc.                       Capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of the Oppenheimer Main Street
  Small Cap Fund(R) /VA of Oppenheimer
  Variable Account Funds
OPPENHEIMER MIDCAP FUND SUB-ACCOUNT      OppenheimerFunds, Inc.                       Capital appreciation
  (formerly Oppenheimer Aggressive
  Growth Fund Sub-Account) which
  purchases Service Shares of the
  Oppenheimer MidCap Fund/VA of
  Oppenheimer Variable Account Funds

16                                           HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND           Putnam Investment Management, LLC            As high a level of current income as Putnam
  SUB-ACCOUNT which purchases Class IB   Sub-advised by Putnam Investments Limited    Management believes is consistent with
  shares of the Putnam VT Diversified                                                 preservation of capital
  Income Fund of Putnam Variable Trust
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON  Putnam Investment Management, LLC            A balanced investment composed of a well
  FUND SUB-ACCOUNT which purchases                                                    diversified portfolio of stocks and bonds
  Class IB shares of the Putnam VT The                                                which provide both capital growth and
  George Putnam Fund of Boston of                                                     current income
  Putnam Variable Trust
PUTNAM GROWTH AND INCOME FUND            Putnam Investment Management, LLC            Capital growth and current income
  SUB-ACCOUNT which purchases Class IB
  shares of the Putnam VT Growth and
  Income Fund of Putnam Variable Trust
PUTNAM INVESTORS FUND SUB-ACCOUNT which  Putnam Investment Management, LLC            Long-term growth of capital and any
  purchases Class IB shares of the                                                    increased income that results from this
  Putnam VT Investors Fund of Putnam                                                  growth
  Variable Trust
PUTNAM NEW VALUE FUND SUB-ACCOUNT which  Putnam Investment Management, LLC            Long-term capital appreciation
  purchases Class IB shares of the
  Putnam VT New Value Fund of Putnam
  Variable Trust
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT  Putnam Investment Management, LLC            Capital appreciation
  which purchases Class IB shares of
  the Putnam VT Small Cap Value Fund of
  Putnam Variable Trust
PUTNAM VISTA FUND SUB-ACCOUNT which      Putnam Investment Management, LLC            Capital appreciation
  purchases Class IB shares of the
  Putnam VT Vista Fund of Putnam
  Variable Trust
PUTNAM VOYAGER FUND SUB-ACCOUNT which    Putnam Investment Management, LLC            Capital appreciation
  purchases Class IB shares of the
  Putnam VT Voyager Fund of Putnam
  Variable Trust
VAN KAMPEN LIT COMSTOCK PORTFOLIO        Van Kampen Asset Management                  Capital growth and income
  SUB-ACCOUNT which purchases Class II
  shares of the Comstock Portfolio of
  the Van Kampen Life Investment Trust
VAN KAMPEN LIT GROWTH AND INCOME         Van Kampen Asset Management                  Long-term growth of capital and income
  PORTFOLIO SUB-ACCOUNT which purchases
  Class II shares of the Growth and
  Income Portfolio of the Van Kampen
  Life Investment Trust

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HARTFORD LIFE INSURANCE COMPANY                                           17

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
FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH         Morgan Stanley Investment Management, Inc.   Long-term capital growth
  PORTFOLIO SUB-ACCOUNT which purchases
  Class II shares of the Mid Cap Growth
  Portfolio of The Universal
  Institutional Funds, Inc.
  ("Van Kampen -- UIF Mid Cap Growth
  Portfolio")
VAN KAMPEN -- UIF U.S. MID CAP VALUE     Morgan Stanley Investment Management, Inc.
  PORTFOLIO SUB-ACCOUNT which purchases
  Class II shares of the U.S. Mid Cap
  Value Portfolio of The Universal
  Institutional Funds, Inc. ("Van
  Kampen -- UIF U.S. Mid Cap Value
  Portfolio")



Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING.

We do not guarantee the investment results of any of the underlying Funds.

The Funds may not be available in all states.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose Contract Values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.


Certain underlying fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:


- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any Fund underlying determines that such actions are prudent.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the

18                                           HARTFORD LIFE INSURANCE COMPANY

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extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



UNDERLYING FUND RELATED PAYMENTS -- We receive varying amounts of revenue from the underlying Funds or Fund related parties as compensation for, or in consideration of savings associated with, administrative services for the Separate Account (these fees have sometimes been called "revenue sharing fees"). The services for which we receive such fees include record keeping, accounting, and the mailing of periodic reports, fund prospectuses and proxy materials, processing of purchase and redemption transactions, marketing assistance and distribution related services. Revenue sharing fees are typically based on an annual percentage of the average daily net assets of the affected Funds. Revenue sharing fees are paid from management fees or other advisor profits, or the Fund's "Other Expenses." We also receive fees through distribution and/or servicing plans adopted pursuant to Rule 12b-1 under the 1940 Act. Revenue sharing fees and Rule 12b-1 fees do not exceed 0.50% of the annual percentage of the average daily net assets. Additionally, we or our affiliates may use revenue sharing and Rule 12b-1 fees to pay Fund related parties for wholesaler support, training and marketing activities for certain Funds. These fees (sometimes called "marketing expense allowances") vary, but do not exceed 0.25% of the Premium Payments invested in a particular Fund. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include a Fund within this variable product.


4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the later of the date of the Separate Account's inception or the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
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HARTFORD LIFE INSURANCE COMPANY                                           19

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5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



Refer to the Highlights section and Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative.




HOW DO YOU PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



You and your Annuitant must not be older than the maximum age as described in the Sections 1(a) and 8(b) on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions. See sections 6 and 7 for more information.




HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?




Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?




We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (See Section 8(b)). We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund

20                                           HARTFORD LIFE INSURANCE COMPANY

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any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.



CAN YOU CHANGE OWNERSHIP OF YOUR CONTRACT?




We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits. See sections 5(e) and 6 - 8 for more information.




CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.




WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market

HARTFORD LIFE INSURANCE COMPANY                                           21

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Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of that Stock Fund Sub-Account into another Sub-Account.



SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS , which can also affect those not engaged in these excessive transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund. Even if you do not engage in market timing, certain Sub-Account restrictions may be imposed on you, as mentioned below.


We attempt to curb frequent transfers in the following ways:

X  20 Transfer Rule; and

X  Abusive Transfer Policy.



THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the Internet or sent by same day mail or courier service will not be accepted. After 20 Sub-Account transfers have been requested, if you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.




We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.




Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers.


We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

22                                           HARTFORD LIFE INSURANCE COMPANY

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Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if we and the Fund complex can not reach a mutually acceptable agreement on how to treat an investor who, in the Fund's opinion, has violated the Fund's abusive trading restrictions.




If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.


Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative service agreements. If these retirement plan documents and administrative service agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?




Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may impact a Fund's performance and, as a result, the performance of the

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Contract. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There would also be administrative costs associated with these transactions.


Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may reduce Fund performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee and an overall reduction of the value of other optional benefits available under your Contract.




WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?




While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, as of the date of this prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers. We anticipate that the implementation of Rule 22c-2 under the 1940 Act will impact the way we administer Sub-Account transfers. We will continue to monitor transfer activity and we may modify these restrictions at any time.




FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).




As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES



Specific charges and fees are described in the Synopsis (Section 2). Charges for optional benefits are described in Sections 2, 6 and 7.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate specified above. This charge is deducted from your Sub-Account Value.
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The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors as described in Section 8(e). We expect to make a profit from the mortality and expense risk charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.



REDUCED FEES AND CHARGES


We may offer, in our discretion, reduced fees and charges including, but not limited to the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which
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may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.




C. SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?



Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.




Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are several restrictions:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and



- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.




Your resulting Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value.


Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.



These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.


Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.



HOW DO YOU REQUEST A SURRENDER?




Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.


Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.


Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to
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accept telephone instructions for partial Surrenders from either Contract Owner.
Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.




Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept Internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.


We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.




Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts. Please refer to the discussions in Sections 9 and 10 for more information.




WE DO NOT MONITOR SURRENDER REQUESTS TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY. CONSULT YOUR PERSONAL TAX ADVISER.




More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.


Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



We encourage you to consult with your qualified tax adviser before making any Surrenders. See Section 9 for more information.




D. ANNUITY PAYOUTS




During the accumulation phase of your Contract (that is the period between the Contract issuance date and the Annuity Commencement Date); we look at the Contract Value, being the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.




When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.




To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.




The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:




- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by




- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

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-   Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.




We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.




When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer five questions:


-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may ask us to change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval, which approval may be denied or withheld for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. We have the right, in our sole discretion, to agree or refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to restrict Annuity Commencement Date extensions for their customers. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your withdrawal and death benefits under your Contract and any optional rider chosen. For instance, once you annuitize, you may no longer invest additional Premium Payments and both standard or optional death and withdrawal benefits will terminate. Contact your Registered Representative or us before you make any significant Surrenders (other than systematic withdrawals) and to understand reinstatement privileges that may be available in certain instances. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the Death Benefit section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
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LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.



YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.


For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
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HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") for variable dollar amount Annuity Payouts is the investment return you select before we start to make Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
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30                                           HARTFORD LIFE INSURANCE COMPANY

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The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.



The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.


          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

Combination Annuity Payouts -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.



Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies.




E. STANDARD DEATH BENEFITS




WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?




The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.




The calculated Death Benefit will remain invested in the same Accounts, according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.




In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the Standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive a Contract rider with the same name. If you elect the optional MAV Plus Death Benefit, you will receive a rider entitled the Maximum Anniversary Value/Earnings Protection Benefit rider. Standard Death Benefits are at no additional cost.




THE PREMIUM SECURITY DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders; or




- The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the highest of A, B and, if applicable, C, below:




A.  Contract Value; or




B. The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

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HARTFORD LIFE INSURANCE COMPANY                                           31

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C.  If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.




All references to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.




The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.




ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to a 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




ADDITIONAL INFORMATION ABOUT DEATH BENEFITS




We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




HOW IS THE DEATH BENEFIT PAID?




The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the death benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The death benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from the Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.




If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If

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32                                           HARTFORD LIFE INSURANCE COMPANY

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the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.




The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.




The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.




Required Distributions -- If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.




If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.




If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.




WHAT SHOULD THE BENEFICIARY CONSIDER?




Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.




If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.




Spousal Contract Continuation -- If the Owner dies and the Beneficiary is the Owner's Spouse, and then the Contract will continue with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. Spousal continuation is only available if the Spouse is listed as 100% Beneficiary.




WHO WILL RECEIVE THE DEATH BENEFIT?




The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.




If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

HARTFORD LIFE INSURANCE COMPANY                                           33

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:




IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                 or other non-natural entity      Annuitant                        Death Benefit.
Annuitant                        The Contract Owner is a trust    The Contingent Annuitant is      Contingent Annuitant becomes
                                 or other non-natural entity      living                           the Annuitant, and the Contract
                                                                                                   continues.





IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:




IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.





THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH, SEE SECTION 5(D). PLEASE SEE SECTIONS 7 AND 8 FOR ANNUITY PAYOUT OPTIONS SPECIFIC TO OPTIONAL BENEFITS.




F. OTHER PROGRAMS AVAILABLE




We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of the Programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.




Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.




InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

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34                                           HARTFORD LIFE INSURANCE COMPANY

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Automatic Income Program -- The Automatic Income Program allows you to make partial Surrenders of a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional with-drawal riders. Please refer to section 7 for more information about the impact this could have on your withdrawal and/or death benefits.




Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.




Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.




Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.




General -- We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or closure of an underlying fund, will not affect Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund and your enrollment instructions will be automatically updated to reflect the surviving Fund for any continued and future investments.




If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.




There is no additional charge for these Programs.




6. OPTIONAL DEATH BENEFITS




A. MAV PLUS




OBJECTIVE




Refund at death at least Premium Payments or some percentage of the possible increase in value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




The Death Benefit will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.




The MAV Plus Death Benefit is the greatest of:




-   your Contract Value on the date we receive due proof of death;




-   total Premium Payments adjusted for any partial Surrender;




-   your Maximum Anniversary Value; or

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HARTFORD LIFE INSURANCE COMPANY                                           35

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-   your Earnings Protection Benefit.




The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract. If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms gain and cap are described below. If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap. We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment. Please refer to MAV Plus examples 1 & 2 in Appendix I for more information.




The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:




-   the Contract Value on the date this rider was added to your Contract; plus




- Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus




-   any adjustments for partial Surrenders.




WHEN CAN YOU BUY THIS RIDER?




You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional death benefit if you and/or your Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




No.




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




This rider is not affected by the Benefit Amount or Payment Base.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. If you elect MAV Plus, the benefit we pay upon death will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Surrenders will reduce the MAV Plus Death Benefit and will be subject to Contingent Deferred Sales Charges, if any. See section 5(e) for further information.

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36                                           HARTFORD LIFE INSURANCE COMPANY

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




See sections 5(a), 5(e) and 8(b) for further information.




CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?




If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




This rider will be terminated and the fee will no longer be assessed.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No.




CAN WE AGGREGATE CONTRACTS?




Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- This rider is not available in all states or is named differently in those states. See section 8(b) for more information.




- If your Contract has no gain, your Beneficiary will receive no additional benefit.




- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.




- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.




-   Annuitizing your Contract will extinguish this rider.




7. OPTIONAL WITHDRAWAL BENEFITS




A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED




OBJECTIVE




Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales.

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For investors purchasing a Contract after the date of this prospectus, the maximum age of any Contract Owner or Annuitant when electing this rider is age
70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments for the upcoming year. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect the rider at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Premium Payments. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and annual Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR ANNUAL BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We re-calculate your Benefit Amount by comparing the results of two calculations. First, we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we will recalculate your Benefit Payment. Your Benefit Payment then becomes 5% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.




Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

38                                           HARTFORD LIFE INSURANCE COMPANY

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If your Benefit Payment on your most recent Contract Anniversary exceeds the
Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.




You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 5% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout

HARTFORD LIFE INSURANCE COMPANY                                           39

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Option or any of the Death Benefit options offered in your Contract. If the
Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




Yes. You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value, this rider will automatically terminate and all Benefit Payments and this charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth Sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.




                   NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth Strategy                  Fidelity VIP Contrafund
  AllianceBernstein VP Small/Mid Cap Value                     Fidelity VIP Growth
  AllianceBernstein VP Value                                   Fidelity VIP Mid Cap
  Fidelity VIP Equity-Income                                   Hartford Growth HLS Fund
  Fidelity VIP Value Strategies                                Hartford Growth Opportunities HLS Fund
  Hartford Advisers HLS Fund                                   Hartford Small Cap Growth HLS Fund
  Hartford Disciplined Equity HLS Fund                         Hartford Small Company HLS Fund
  Hartford Dividend and Growth HLS Fund                        Oppenheimer MidCap
  Hartford Equity Income HLS Fund                              Oppenheimer Capital Appreciation
  Hartford Focus HLS Fund                                      Putnam Vista
  Hartford High Yield HLS Fund                                 Putnam Voyager
  Hartford Index HLS Fund                                      Van Kampen UIF Mid Cap Growth
  Hartford Money Market HLS Fund
  Hartford Mortgage Securities HLS Fund
  Hartford Stock HLS Fund
  Hartford Total Return Bond HLS Fund
  Hartford U.S. Government Securities HLS Fund
  Hartford Value HLS Fund
  Hartford Value Opportunities HLS Fund
  Lord Abbett All Value
  Lord Abbett America's Value
  Lord Abbett Bond-Debenture
  Lord Abbett Growth and Income
  Lord Abbett Large Cap Core
  Oppenheimer Main Street
  Oppenheimer Main Street Small Cap
  Putnam Diversified Income
  Putnam Growth and Income
  Putnam Investors
  Putnam New Value
  Putnam Small Cap Value
  Putnam the George Putnam Fund of Boston
  Van Kampen LIT Comstock
  Van Kampen LIT Growth and Income
  Van Kampen UIF U.S. Mid Cap





ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

40                                           HARTFORD LIFE INSURANCE COMPANY

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CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.




-   Benefit Payments can't be carried forward from one year to the next.




- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




B. THE HARTFORD'S LIFETIME INCOME FOUNDATION




OBJECTIVE




Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most

HARTFORD LIFE INSURANCE COMPANY                                           41

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often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base will be adjusted in the future through your actions. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




-If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4 1/2% for Joint/Spousal option for the remaining duration of your Contract.

42                                           HARTFORD LIFE INSURANCE COMPANY

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-   If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




Yes. Anytime following the earlier of Spousal continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits.




In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

HARTFORD LIFE INSURANCE COMPANY                                           43

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or




    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

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44                                           HARTFORD LIFE INSURANCE COMPANY

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.




SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .         AND . . .                                   AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow Spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be

HARTFORD LIFE INSURANCE COMPANY                                           45

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re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date;




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date;




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.




If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

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46                                           HARTFORD LIFE INSURANCE COMPANY

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If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the period certain payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the period certain payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

HARTFORD LIFE INSURANCE COMPANY                                           47

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We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.




OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.

48                                           HARTFORD LIFE INSURANCE COMPANY

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C. THE HARTFORD'S LIFETIME INCOME BUILDER II




OBJECTIVE




Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will initially be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.




We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we

HARTFORD LIFE INSURANCE COMPANY                                           49

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are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.




Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.




We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Your Payment Base will be adjusted in the future through your actions. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Please refer to The Hartford's Lifetime Income Builder II example 7 in Appendix I.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




-If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4 1/2% for Joint/Spousal option for the remaining duration of your Contract.




- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the

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50                                           HARTFORD LIFE INSURANCE COMPANY

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  first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




No. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

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HARTFORD LIFE INSURANCE COMPANY                                           51

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or




    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

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52                                           HARTFORD LIFE INSURANCE COMPANY

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SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the death
                                                                                                   benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow Spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of

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HARTFORD LIFE INSURANCE COMPANY                                           53

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the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.




If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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54                                           HARTFORD LIFE INSURANCE COMPANY

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The period certain over which payments will be made is equal to the Guaranteed
Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the period certain payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the period certain payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar

HARTFORD LIFE INSURANCE COMPANY                                           55

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year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.




OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.




- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.




- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.

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56                                           HARTFORD LIFE INSURANCE COMPANY

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D. THE HARTFORD'S PRINCIPAL FIRST




OBJECTIVE




Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




First, this rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




Second, this rider protects your investment through optional step-ups. A "step-up" resets your Benefit Amount to the Contract Value as of the Valuation Day that you exercise this option. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of that date (or upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount. Spouses who become Owners by virtue of the Spousal Contract continuation provision can elect to step up their Benefit Amount without waiting for this first fifth anniversary. We reserve the right to require you to elect step-ups only on Contract Anniversaries. Each time that you exercise step up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, and will never be less than your then existing Benefit Payment.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.




We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.




We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value. Step-ups may not be elected after the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.




Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

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If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT EQUAL TO THE GREATER OF PREMIUM PAYMENTS REDUCED FOR PARTIAL SURRENDERS OR CONTRACT VALUE LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. Your Benefit Payment then becomes 7% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value and we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.




Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value

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any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 7% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.




- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.




- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

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-   Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.




- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.




- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




8. OTHER INFORMATION




A. DEFINITIONS


Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and Withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.




ANNUITANT: The person on whose life the Contract is based. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.




BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

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BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each
Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Benefit under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.


DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.




FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contract we offer contain a Fixed Accumulation Feature.




GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to our creditor.




JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.




LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year beginning on the Contract Anniversary following the Relevant Covered Life's 60th birthday, pursuant to The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder. A Lifetime Benefit Payment constitutes a partial Surrender.




MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.




MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received as of such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

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NET INVESTMENT FACTOR: This is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.



PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder
II. The Payment Base may be subject to periodic increases when The Hartford's Lifetime Income Builder II has been elected.




PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.




PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, if applicable).


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.


SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year. This amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) multiplied by the greater of the Payment Base or Contract Value on the most recent Contract Anniversary plus subsequent Premium Payments made after the most recent Contract Anniversary.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life Insurance Company.



WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.




YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

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B. STATE VARIATIONS




The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.




- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year for Core Contracts, and only during the first three Contract Years for Outlook Contracts.




- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.




  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.




  If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise.




  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.




  When you terminate your participation in the Senior Protection Program:




       - you may reallocate your Contract Value in the Program to other investment options; or




       - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.




- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Lifetime Income Builder, contract aggregation provisions do not apply.




- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.




- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.




  For Outlook, Core, and Plus Contracts -- The Nursing Home Waiver is not available.




-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.




-   NEW JERSEY -- The only AIRs available are 3% and 5%.




  The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder are not applicable to New Jersey Owners electing such rider.




  Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.




- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20.




  MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder.




  The only AIRs available are 3% and 5%.

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  For Core, Outlook and Plus Contracts -- The Nursing Home Waiver is not
  available.




-   OKLAHOMA -- The only AIRs available for Okalahoma Owners are 3% and 5%.




- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core Contracts and six years for Outlook Contracts.




  Core, Outlook, Plus and Edge Contracts -- Owners may only sign up for DCA Plus Programs that are 6 months or longer.




  Core, Outlook, Plus, Edge and Access Contracts -- You may not choose a fixed dollar amount Annuity Payout.




  The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.




- PENNSYLVANIA -- Core, Outlook and Plus -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.




- SOUTH CAROLINA -- Core, Outlook and Plus Contracts -- In Contract Years when no Premium Payment is paid, any portion of the Annual Maintenance Fee taken from the Fixed Accumulation Feature will be limited to that required by law.




- VERMONT -- Edge -- Eligible Investments owned by you, your spouse or any immediate family member may be included under the Rights of Accumulation Program.




- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  Core, Outlook and Plus Contracts -- In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.




  Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.




C. LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.


The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.
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The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.




On May 10, 2006, The Hartford entered into a settlement with the New York Attorney General's Office and the Connecticut Attorney General's Office regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the settlement, The Hartford will pay $20 million, of which $16.1 million will be paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998, and December 31, 2004. The remaining balance of $3.9 million will be divided equally between the states of New York and Connecticut. The costs associated with the settlement have already been accounted for with reserves previously established by The Hartford. As part of the settlement, The Hartford will accept a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business.




To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators in these matters is difficult to predict. In 2005, Hartford Life, Inc. ("Hartford Life") recorded an after-tax charge of $102 million of which $14 million, after-tax, was attributed to HLIC, to establish a reserve for the market timing, directed brokerage and single premium group annuity matters. Hartford Life recorded an additional charge of $7 million, after-tax, in the first quarter of 2006. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC.


On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.




D. FINANCIAL STATEMENTS




You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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E. MORE INFORMATION




ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.




A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame.




CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.




We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.




HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.




Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD.




Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.




We pay an up-front commission of up to 7% of your Premium Payments at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Up front commissions range from 1% to 7%. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.




Additional Payments -- In addition to commissions, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things:
(1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements;
(4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.




We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We may pay Additional Payments to certain key Financial Intermediaries based on assets under management.




Consistent with NASD Conduct Rules, we may also provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
(5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

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Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).




As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisers, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.




Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.




Medicaid Benefits -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

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Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.




Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.




Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.




This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.




9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
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Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income
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      on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible
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           that the IRS could take the position that the entire interest in the
           Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.


        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76
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also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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10. TAX-QUALIFIED RETIREMENT PLANS




This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.




The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.




THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.




The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.




We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.




1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")




In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.




TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.




You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated

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below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.




IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.




If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.




ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN




Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.




In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")




Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.




A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:




    a.   after the employee reaches age 59 1/2;




    b.  upon the employee's separation from service;




    c.   upon the employee's death or disability; or




    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).




Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.




4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")




Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).




All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts

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held under a Deferred Compensation Plan of a governmental employer that is not a
Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.




5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS




Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.




For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.




In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.




6. PENALTY TAXES FOR QUALIFIED PLANS




Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.




A. PENALTY TAXES ON PREMATURE DISTRIBUTIONSCode Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:




- made to a beneficiary (or to the employee's estate) on or after the employee's death;




-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);




- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;




- (except for IRAs) made to an employee after separation from service after reaching age 55; or




- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.




In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:




- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;




- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or




-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).




If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.




For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.




B. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:




-   the calendar year in which the individual attains age 70 1/2, or




- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.




The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --




(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or




(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.




If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.




If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.




The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.




The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.




In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.




7. TAX WITHHOLDING FOR QUALIFIED PLANS




Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."




Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.




Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.




8. ROLLOVER DISTRIBUTIONS




The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

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For instance, generally any amount can be transferred directly from one type of
Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.




By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.




Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:




    a.   an RMD amount;




    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or




    c.   any distribution made upon hardship of the employee.




Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.




Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

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Special rules also apply to transfers or rollovers for the benefit of a spouse
(or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.




9. QUALIFIED HURRICANE RELIEF




The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
        Safekeeping of Assets
        Independent Public Accountants
        Non-Participating
        Misstatement of Age or Sex
        Principal Underwriter
PERFORMANCE RELATED INFORMATION
        Total Return for all Sub-Accounts
        Yield for Sub-Accounts
        Money Market Sub-Accounts
        Additional Materials
        Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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HARTFORD LIFE INSURANCE COMPANY                                           81

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APPENDIX I -- DEATH BENEFIT -- EXAMPLES




PREMIUM SECURITY DEATH BENEFIT EXAMPLES




EXAMPLE 1




Assume that:




- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,




-   You made an initial Premium Payment of $100,000,




-   In your fourth Contract Year, you made a withdrawal of $8,000,




- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,




- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.




CALCULATION OF PREMIUM SECURITY DEATH BENEFIT




To calculate the Premium Security Death Benefit, we calculate the following three values:




- The Contract Value of your Contract on the day we receive proof of Death [$117,403],




- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]




- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 + $143,903];
    the lesser (a) and (b) is $106,000.




The Premium Security Death Benefit is the greatest of these three values, which is $117,403.




EXAMPLE 2




Assume that:




- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,




-   You made an initial Premium Payment of $100,000,




-   In your fourth Contract Year, you made a partial Surrender of $60,000,




- Your Contract Value in the fourth year immediately before your Surrender was $150,000,




-   On the day we receive proof of Death, your Contract Value was $120,000,




- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).




CALCULATION OF PREMIUM SECURITY DEATH BENEFIT




To calculate the Premium Security Death Benefit, we calculate the following three values:




- The Contract Value of your Contract on the day we receive proof of Death [$120,000],




- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]




-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.




The Premium Security Death Benefit is the greatest of these three values, which is $120,000.




ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS




The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

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ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE




The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.




ASSET PROTECTION DEATH BENEFIT EXAMPLES




EXAMPLE 1




Assume that:




- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,




-   You made an initial Premium Payment of $100,000,




-   In your fourth Contract Year, you made a withdrawal of $8,000,




- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,




-   On the day we receive proof of Death, your Contract Value was $117,403,




-   Your Maximum Anniversary Value was $106,000.




CALCULATION OF ASSET PROTECTION DEATH BENEFIT




To calculate the Asset Protection Death Benefit, we calculate the following three values:




- The Contract Value of your Contract on the day we receive proof of Death [$117,403],




- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.




- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.




The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.




EXAMPLE 2




Assume that:




- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,




-   You made an initial Premium Payment of $100,000,




-   In your fourth Contract Year, you made a partial Surrender of $60,000,




- Your Contract Value in the fourth year immediately before your Surrender was $150,000,




-   On the day we receive proof of Death, your Contract Value was $120,000,




- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

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HARTFORD LIFE INSURANCE COMPANY                                           83

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CALCULATION OF ASSET PROTECTION DEATH BENEFIT




To calculate the Asset Protection Death Benefit, we calculate the following three values:




- The Contract Value of your Contract on the day we receive proof of Death [$120,000],




- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.




- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.




The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.




THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES




EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Benefit Amount is $100,000, which is your initial Premium Payment.




-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.




EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN




- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).




- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).




EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN




- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).




- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).




EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.




EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."




Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

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EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND
YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.




We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.




EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN




- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.




- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.




THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES




EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Benefit Amount is $100,000, which is your initial Premium Payment.




-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.




EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN




- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).




- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.




EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN




- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).




- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).




EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.




EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:




- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

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HARTFORD LIFE INSURANCE COMPANY                                           85

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Since the New Contract Value ($90,000) is more than or equal to the New Benefit
Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.




EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.




We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.




THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES




FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.




EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Benefit Amount is $100,000, which is your initial Premium Payment.




-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.




- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.




EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.




- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.




       -   ($105,000 / $100,000) - 1 = .05 = 5%




- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.




-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.




- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.




       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.




EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.




-   Your initial Benefit Amount is $100,000.




-   Your Benefit Payment is $5,000.




-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.




- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.




- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.




       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%




- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

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-   Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.




- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.




       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.




EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.




-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.




-   Your Benefit Payment is $5,000.




-   Your Benefit Amount after the premium payment is $119,000.




-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.




EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.




-   After premium payment, your Benefit Amount is $119,000.




-   Your Benefit Payment is $5,950.




- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.




       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%




- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.




-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.




- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.




       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.




EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.




-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.




-   Your Benefit Payment is $5,950.




- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows




       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000




       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000




-   Your new Benefit Amount is $80,000.




-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.




EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.




-   Your Benefit Amount after the automatic increase calculation is $200,000.




-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount




- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.




       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

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HARTFORD LIFE INSURANCE COMPANY                                           87

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EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL
SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.




-   Your Benefit Amount is $80,000 before the partial Surrender.




- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.




- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.




- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.




EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.




-   Your Benefit Amount is $80,000 before the partial Surrender.




-   Your Benefit Amount after the partial Surrender is $68,000.




- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.




- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.




- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.




THE HARTFORD'S LIFETIME INCOME FOUNDATION -- EXAMPLES




EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Threshold is $5,000, which is 5% of your Payment Base.




- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Threshold is $4,500, which is 4.5% of your Payment Base.




- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Withdrawal Percent is 5%, which is based on your age.




-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.




- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

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-   You take a partial Surrender of $6,000




- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.




- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.




-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.




-   Your Contract Value after the withdrawal is $99,000.




- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.




EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Withdrawal Percent is 4.5%, which is based on your age.




-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.




- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.




-   You take a partial Surrender of $5,500.




- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.




- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.




-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.




-   Your Contract Value after the withdrawal is $101,000.




- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.




EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.




Prior to the Surrender:




-   Your initial Payment Base is $100,000.




-   Your Threshold is $5,000.




-   Your Guaranteed Minimum Death Benefit is $100,000.




AFTER THE SURRENDER:




- Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.




- Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.




- Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.




- The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.




       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.




- Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

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HARTFORD LIFE INSURANCE COMPANY                                           89

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EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT
YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.




PRIOR TO THE SURRENDER:




-   Your initial Payment Base is $100,000.




-   Your Threshold is $4,500.




-   Your Guaranteed Minimum Death Benefit is $100,000.




AFTER THE SURRENDER:




- Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.




- Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.




- Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.




- The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.




       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.




- Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.




-   Prior to the Premium Payment:




-   At the beginning of Contract Year 2, your initial Payment Base is $99,000.




-   Your Threshold amount is $4,950.




-   Your Guaranteed Minimum Death Benefit is $99,000.




AFTER THE PREMIUM PAYMENT:




- Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.




- Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.




- Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.




EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.




PRIOR TO THE PREMIUM PAYMENT:




-   At the beginning of Contract Year 2, your initial Payment Base is $99,000.




-   Your Threshold amount is $4,455




-   Your Guaranteed Minimum Death Benefit is $99,000




AFTER THE PREMIUM PAYMENT:




- Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.




- Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.




- Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment

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EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 75 (SINGLE LIFE). ASSUME THE OWNER
MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.




AFTER THE PARTIAL SURRENDER:




- Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.




-   Your Withdrawal Percent is 6% for the duration of your Contract.




-   Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 75 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.




AFTER THE PARTIAL SURRENDER:




- Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.




-   Your Withdrawal Percent is 5.5% for the duration of your Contract.




-   Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.




PRIOR TO THE PARTIAL SURRENDER:




-   Your Payment Base is $50,000.




-   Your Withdrawal Percent was previously locked in at 6%




-   Your remaining Lifetime Benefit Payment for this Contract Year is $0




-   Your Guaranteed Minimum Death Benefit is $46,700




AFTER THE PARTIAL SURRENDER:




- Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.




-   Your Lifetime Benefit Payment remaining for the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.




EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.




PRIOR TO THE PARTIAL SURRENDER:




-   Your Payment Base is $50,000.




-   Your Withdrawal Percent was previously locked in at 5.5%.




-   Your remaining Lifetime Benefit Payment for this Contract Year is $0




-   Your Guaranteed Minimum Death Benefit is $46,975.

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HARTFORD LIFE INSURANCE COMPANY                                           91

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AFTER THE PARTIAL SURRENDER:




- Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.




-   Your Lifetime Benefit Payment remaining for the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.




THE HARTFORD'S LIFETIME INCOME BUILDER II -- EXAMPLES




EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Threshold is $5,000, which is 5% of your Payment Base.




- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Threshold is $4,500, which is 4.5% of your Payment Base.




- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Withdrawal Percent is 5%, which is based on your age.




-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.




- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.




-   You take a partial Surrender of $6,000.




- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.




- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.




-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.




-   Your Contract Value after the withdrawal is $99,000.




- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.




EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Payment Base is $100,000, which is your initial Premium Payment.

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-   Your Withdrawal Percent is 4.5%, which is based on your age.




-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.




EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.




- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.




-   You take a partial Surrender of $5,500.




- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.




- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.




-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.




-   Your Contract Value after the withdrawal is $101,000.




- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.




EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.




PRIOR TO THE SURRENDER:




-   Your initial Payment Base is $100,000.




-   Your Threshold is $5,000.




-   Your Guaranteed Minimum Death Benefit is $100,000.




AFTER THE SURRENDER:




- At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.




       -   (95,000/100,000) - 1 = -.05 subject to the minimum of 0%




- Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.




- Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.




- Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.




- The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.




       -   $99,000 x 0.40% = $396, this amount is deducted from the Contract
           Value.




- Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.




PRIOR TO THE SURRENDER:




-   Your initial Payment Base is $100,000.




-   Your Threshold is $4,500.




-   Your Guaranteed Minimum Death Benefit is $100,000.

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AFTER THE SURRENDER:




- At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.




       -   (95,000/100,000) - 1 = -.05 subject to the minimum of 0%




- Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.




- Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.




- Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.




- The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.




       -   $99,000 x 0.40% = $396, this amount is deducted from the Contract
           Value.




- Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.




PRIOR TO THE PREMIUM PAYMENT:




-   At the beginning of Contract Year 2, your initial Payment Base is $99,000.




-   Your Threshold amount is $4,950.




-   Your Guaranteed Minimum Death Benefit is $99,000.




AFTER THE PREMIUM PAYMENT:




- Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.




- Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.




- Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.




EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.




PRIOR TO THE PREMIUM PAYMENT:




-   At the beginning of Contract Year 2, your initial Payment Base is $99,000.




-   Your Threshold amount is $4,455.




-   Your Guaranteed Minimum Death Benefit is $99,000.




AFTER THE PREMIUM PAYMENT:




- Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.




- Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.




- Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

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EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 75 (SINGLE LIFE). ASSUME THE OWNER
MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.




AFTER THE PARTIAL SURRENDER:




- Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.




-   Your Withdrawal Percent is 6% for the duration of your Contract.




-   Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 75 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.




AFTER THE PARTIAL SURRENDER:




- Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.




-   Your Withdrawal Percent is 5.5% for the duration of your Contract.




-   Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.




EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.




PRIOR TO THE PARTIAL SURRENDER:




-   Your Payment Base is $50,000.




-   Your Withdrawal Percent was previously locked in at 6%.




-   Your remaining Lifetime Benefit Payment for this Contract Year is $0.




-   Your Guaranteed Minimum Death Benefit is $46,700.




AFTER THE PARTIAL SURRENDER:




- Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.




-   Your Lifetime Benefit Payment remaining for the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.




EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.




PRIOR TO THE PARTIAL SURRENDER:




-   Your Payment Base is $50,000.




-   Your Withdrawal Percent was previously locked in at 5.5%.




-   Your remaining Lifetime Benefit Payment for this Contract Year is $0.




-   Your Guaranteed Minimum Death Benefit is $46,975.

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AFTER THE PARTIAL SURRENDER:




- Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.




-   Your Lifetime Benefit Payment remaining for the Contract Year is $0.




- Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.




EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.




PRIOR TO THE CONTRACT ANNIVERSARY:




-   Your Payment Base is $100,000, which is your initial Premium Payment.




-   Your Threshold is $5,000, which is 5% of your Payment Base.




- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.




- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.


AFTER THE CONTRACT ANNIVERSARY:

- At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%

- Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

- Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

- Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

PRIOR TO THE CONTRACT ANNIVERSARY:

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

AFTER THE CONTRACT ANNIVERSARY:

- At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%

- Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

- Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

- Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.



THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES




EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.




-   Your Benefit Amount is $100,000, which is your initial Premium Payment.




-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.




EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN




- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).




- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

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EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT
PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN




- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).




- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).




EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.




EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."




Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.




EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN




We recalculate your Benefit Amount by comparing the results of two calculations:




- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."




- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."




Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.




We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.




EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN




- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.




- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.


MAV PLUS EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,
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-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPBDeath Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,
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-   Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

HARTFORD LIFE INSURANCE COMPANY                                           99

-------------------------------------------------------------------------------



APPENDIX II -- ACCUMULATION UNIT VALUES


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.736  (a)
      Accumulation Unit Value at end of period                      $10.634
      Number of Accumulation Units outstanding at end of                152
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.723  (a)
      Accumulation Unit Value at end of period                      $10.563
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.412  (a)
      Accumulation Unit Value at end of period                      $10.542
      Number of Accumulation Units outstanding at end of                152
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.399  (a)
      Accumulation Unit Value at end of period                      $10.471
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.626  (a)
      Accumulation Unit Value at end of period                      $10.288
      Number of Accumulation Units outstanding at end of                547
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.612  (a)
      Accumulation Unit Value at end of period                      $10.220
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.562  (a)
      Accumulation Unit Value at end of period                      $11.315
      Number of Accumulation Units outstanding at end of              1,890
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.548  (a)
      Accumulation Unit Value at end of period                      $11.240
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.542  (a)
      Accumulation Unit Value at end of period                      $10.374
      Number of Accumulation Units outstanding at end of                635
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.529  (a)
      Accumulation Unit Value at end of period                      $10.304
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)

100                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.552  (a)
      Accumulation Unit Value at end of period                      $10.622
      Number of Accumulation Units outstanding at end of                122
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.539  (a)
      Accumulation Unit Value at end of period                      $10.551
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
FIDELITY(R) VIP MID CAP PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.317  (a)
      Accumulation Unit Value at end of period                      $11.171
      Number of Accumulation Units outstanding at end of                590
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.304  (a)
      Accumulation Unit Value at end of period                      $11.096
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $8.952  (a)
      Accumulation Unit Value at end of period                      $10.397
      Number of Accumulation Units outstanding at end of                 43
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.940  (a)
      Accumulation Unit Value at end of period                      $10.327
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD ADVISERS HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.018  (a)
      Accumulation Unit Value at end of period                       $1.098
      Number of Accumulation Units outstanding at end of              2,954
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.008  (a)
      Accumulation Unit Value at end of period                       $1.082
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.060  (a)
      Accumulation Unit Value at end of period                       $1.153
      Number of Accumulation Units outstanding at end of             19,146
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.145  (a)
      Accumulation Unit Value at end of period                       $1.239
      Number of Accumulation Units outstanding at end of                 16
      period (in thousands)
HARTFORD DIVIDEND AND GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.216  (a)
      Accumulation Unit Value at end of period                       $1.306
      Number of Accumulation Units outstanding at end of             12,690
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.204  (a)
      Accumulation Unit Value at end of period                       $1.286
      Number of Accumulation Units outstanding at end of                 44
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                          101

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.146  (a)
      Accumulation Unit Value at end of period                       $1.191
      Number of Accumulation Units outstanding at end of                342
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.140  (a)
      Accumulation Unit Value at end of period                       $1.179
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD FOCUS HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.935  (a)
      Accumulation Unit Value at end of period                       $1.056
      Number of Accumulation Units outstanding at end of                123
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.041
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.133  (a)
      Accumulation Unit Value at end of period                       $1.274
      Number of Accumulation Units outstanding at end of                922
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.123  (a)
      Accumulation Unit Value at end of period                       $1.256
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.147  (a)
      Accumulation Unit Value at end of period                       $1.429
      Number of Accumulation Units outstanding at end of              2,037
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.136  (a)
      Accumulation Unit Value at end of period                       $1.409
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
HARTFORD HIGH YIELD HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.211  (a)
      Accumulation Unit Value at end of period                       $1.261
      Number of Accumulation Units outstanding at end of              1,148
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.207  (a)
      Accumulation Unit Value at end of period                       $1.250
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
HARTFORD INDEX HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.952  (a)
      Accumulation Unit Value at end of period                       $1.022
      Number of Accumulation Units outstanding at end of                823
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.942  (a)
      Accumulation Unit Value at end of period                       $1.006
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

102                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.101  (a)
      Accumulation Unit Value at end of period                       $1.112
      Number of Accumulation Units outstanding at end of              1,335
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.988  (a)
      Accumulation Unit Value at end of period                       $0.993
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
HARTFORD MORTGAGE SECURITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.291  (a)
      Accumulation Unit Value at end of period                       $1.294
      Number of Accumulation Units outstanding at end of                779
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.278  (a)
      Accumulation Unit Value at end of period                       $1.274
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.138  (a)
      Accumulation Unit Value at end of period                       $1.332
      Number of Accumulation Units outstanding at end of              2,974
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.128  (a)
      Accumulation Unit Value at end of period                       $1.313
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
HARTFORD STOCK HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.885  (a)
      Accumulation Unit Value at end of period                       $0.989
      Number of Accumulation Units outstanding at end of              2,567
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.876  (a)
      Accumulation Unit Value at end of period                       $0.973
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.391  (a)
      Accumulation Unit Value at end of period                       $1.395
      Number of Accumulation Units outstanding at end of             22,344
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.458  (a)
      Accumulation Unit Value at end of period                       $1.455
      Number of Accumulation Units outstanding at end of                 36
      period (in thousands)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.079  (a)
      Accumulation Unit Value at end of period                       $1.078
      Number of Accumulation Units outstanding at end of              9,846
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.069  (a)
      Accumulation Unit Value at end of period                       $1.062
      Number of Accumulation Units outstanding at end of                 30
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                          103

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
                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.035  (a)
      Accumulation Unit Value at end of period                       $1.112
      Number of Accumulation Units outstanding at end of                481
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.026  (a)
      Accumulation Unit Value at end of period                       $1.097
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD VALUE OPPORTUNITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.235  (a)
      Accumulation Unit Value at end of period                       $1.382
      Number of Accumulation Units outstanding at end of                677
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.224  (a)
      Accumulation Unit Value at end of period                       $1.363
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
LORD ABBETT ALL VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.508  (a)
      Accumulation Unit Value at end of period                      $10.533
      Number of Accumulation Units outstanding at end of                 55
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.494  (a)
      Accumulation Unit Value at end of period                      $10.463
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT AMERICA'S VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.641  (a)
      Accumulation Unit Value at end of period                      $10.206
      Number of Accumulation Units outstanding at end of                 67
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.628  (a)
      Accumulation Unit Value at end of period                      $10.138
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT BOND-DEBENTURE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.560  (a)
      Accumulation Unit Value at end of period                       $9.942
      Number of Accumulation Units outstanding at end of                205
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.547  (a)
      Accumulation Unit Value at end of period                       $9.876
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT GROWTH & INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.582  (a)
      Accumulation Unit Value at end of period                      $10.194
      Number of Accumulation Units outstanding at end of                559
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.569  (a)
      Accumulation Unit Value at end of period                      $10.126
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

104                                          HARTFORD LIFE INSURANCE COMPANY

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
                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                                        2005
--------------------------------------------------------------------------------
LORD ABBETT LARGE CAP CORE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.578
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.522
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER AGGRESSIVE GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.483  (a)
      Accumulation Unit Value at end of period                      $11.045
      Number of Accumulation Units outstanding at end of                 24
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.469  (a)
      Accumulation Unit Value at end of period                      $10.971
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.526
      Number of Accumulation Units outstanding at end of                412
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.682  (a)
      Accumulation Unit Value at end of period                      $10.455
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER MAIN STREET FUND(R)
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.592  (a)
      Accumulation Unit Value at end of period                      $10.406
      Number of Accumulation Units outstanding at end of                 41
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.578  (a)
      Accumulation Unit Value at end of period                      $10.336
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.299  (a)
      Accumulation Unit Value at end of period                      $10.889
      Number of Accumulation Units outstanding at end of                430
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.286  (a)
      Accumulation Unit Value at end of period                      $10.816
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM DIVERSIFIED INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.130  (a)
      Accumulation Unit Value at end of period                      $13.336
      Number of Accumulation Units outstanding at end of                143
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.069  (a)
      Accumulation Unit Value at end of period                      $13.204
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                          105

-------------------------------------------------------------------------------

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                       2005
--------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.571  (a)
      Accumulation Unit Value at end of period                      $12.435
      Number of Accumulation Units outstanding at end                    40
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.033  (a)
      Accumulation Unit Value at end of period                      $10.725
      Number of Accumulation Units outstanding at end                     1
      of period (in thousands)
PUTNAM INVESTORS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.005  (a)
      Accumulation Unit Value at end of period                       $6.769
      Number of Accumulation Units outstanding at end                    53
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.319  (a)
      Accumulation Unit Value at end of period                       $7.086
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
PUTNAM NEW VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $16.189  (a)
      Accumulation Unit Value at end of period                      $17.548
      Number of Accumulation Units outstanding at end                    74
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.025  (a)
      Accumulation Unit Value at end of period                      $14.043
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
PUTNAM SMALL CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $18.671  (a)
      Accumulation Unit Value at end of period                      $21.279
      Number of Accumulation Units outstanding at end                   217
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $17.413  (a)
      Accumulation Unit Value at end of period                      $19.740
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.407  (a)
      Accumulation Unit Value at end of period                      $12.931
      Number of Accumulation Units outstanding at end                    36
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.013  (a)
      Accumulation Unit Value at end of period                      $11.417
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
PUTNAM VISTA FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $4.694  (a)
      Accumulation Unit Value at end of period                       $5.475
      Number of Accumulation Units outstanding at end                    13
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.385  (a)
      Accumulation Unit Value at end of period                       $6.248
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)

106                                          HARTFORD LIFE INSURANCE COMPANY

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
                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                       2005
--------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $4.719  (a)
      Accumulation Unit Value at end of period                       $5.317
      Number of Accumulation Units outstanding at end                   142
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.710  (a)
      Accumulation Unit Value at end of period                       $6.400
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
VAN KAMPEN LIT COMSTOCK PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.050  (a)
      Accumulation Unit Value at end of period                      $14.796
      Number of Accumulation Units outstanding at end                   562
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.826  (a)
      Accumulation Unit Value at end of period                      $14.484
      Number of Accumulation Units outstanding at end                     1
      of period (in thousands)
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.583  (a)
      Accumulation Unit Value at end of period                      $14.850
      Number of Accumulation Units outstanding at end                   158
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.272  (a)
      Accumulation Unit Value at end of period                      $14.433
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
VAN KAMPEN -- UIF MID CAP GROWTH PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.493  (a)
      Accumulation Unit Value at end of period                      $11.727
      Number of Accumulation Units outstanding at end                    58
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.480  (a)
      Accumulation Unit Value at end of period                      $11.649
      Number of Accumulation Units outstanding at end                    --
      of period (in thousands)
VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.629  (a)
      Accumulation Unit Value at end of period                      $10.906
      Number of Accumulation Units outstanding at end                    58
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.616  (a)
      Accumulation Unit Value at end of period                      $10.834
      Number of Accumulation Units outstanding at end                     1
      of period (in thousands)



(a)  Inception date May 2, 2005.

HARTFORD LIFE INSURANCE COMPANY                                          107

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APPENDIX A -- PRODUCT COMPARISON INFORMATION




In addition to the variable annuity Contract described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences. Not all contracts are offered by all Financial Intermediaries. You should consider the differences and discuss them with your Registered Representative to determine which product is best for you. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of contract other than as specifically provided in this prospectus.




The primary differences between these variable annuities relate to how expenses are charged. Products with shorter Contingent Deferred Sales Charge periods, because of their greater liquidity, generally have higher mortality and expense risk charges. Our Plus (bonus annuity) product's mortality and expense risk charge is higher than it would otherwise be because we add a Payment Enhancement to Contract Value every time you make a Premium Payment.




Presented below are some, but certainly not all, of the features of this and other deferred variable annuities we offer as part of the Director M or Leaders suite of variable annuities. The form of Contract you select will be identified on the cover page of your prospectus and contract. Not included is a variable annuity product we offer called "Edge" which is subject to a front-end sales charge. Our Edge product is offered through a limited number of Financial Intermediaries and is described in more detail in an Edge prospectus.




You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectuses carefully before investing.


ACCESS PRODUCT

-   Not subject to any sales charges

-   Mortality and Expense Risk Charge (1.45%) is highest of our products

- Fewer available funds than other products, e.g., international/global funds generally not available

-   Dollar Cost Averaging Plus program not available

-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Outlook and Plus)

- Generally 1% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.



CORE PRODUCT (THIS FORM OF CONTRACT IS NOT COMMONLY REFERRED TO AS "CORE" BUT IS INSTEAD GENERICALLY REFERRED TO AS "DIRECTOR M" OR "LEADERS")


-   7-year Contingent Deferred Sales Charges for each Premium Payment

- Lowest Mortality and Expense Risk Charge (.95%) of our distributed products (not including Edge)

-   Lowest minimum initial Premium Payment ($1,000)

-   Dollar Cost Averaging Plus Program is available

-   Fixed Accumulation Feature is available

- Generally 7% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

OUTLOOK PRODUCT

-   4-year Contingent Deferred Sales Charges for each Premium Payment

-   Higher Mortality and Expense Risk Charge (1.40%) than Core

-   Dollar Cost Averaging Plus Program is available

108                                          HARTFORD LIFE INSURANCE COMPANY

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-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Plus)

- Generally 6% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

PLUS PRODUCT

- Each time you make a Premium Payment, we will add an additional 3% or 4% of that Premium Payment to your Contract Value; which may be recaptured under certain circumstances

-   8-year Contingent Deferred Sales Charges for each Premium Payment

-   Mortality and Expense Risk Charge (1.40%) higher than Core, but same as
    Outlook

-   Dollar Cost Averaging Plus Program is available

-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Outlook)

- Generally 6.5% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

FEES & EXPENSES -- The following tables compare the fees and expenses that you will pay when buying, owning and Surrendering different forms of the Contract (other than Edge Contracts).

CONTRACT OWNER TRANSACTION EXPENSES



THE FIRST TABLE COMPARES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX OR SURRENDER THE CONTRACT.


Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)
Number of Years Since We Received the Premium       1          2          3          4          5          6          7          8+
  Payment Withdrawn
Applicable Charge
        -- Core Contracts                           7%         7%         7%         6%         5%         4%         3%         0%
        -- Outlook Contracts                        7%         6%         5%         4%         0%         0%         0%         0%
        -- Plus Contracts                           8%         8%         8%         8%         7%         6%         5%         4%
        -- Access Contracts                                                              None

HARTFORD LIFE INSURANCE COMPANY                                          109

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CONTRACT OWNER PERIODIC EXPENSES



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                                                            ACCESS       CORE      OUTLOOK       PLUS
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE
        DAILY SUB-ACCOUNT VALUE)
        Mortality and Expense Risk Charge                                   1.45%       0.95%       1.40%       1.40%
        Administrative Charge                                               0.20%       0.20%       0.20%       0.20%
        Total Separate Account Annual Expenses                              1.65%       1.15%       1.60%       1.60%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT
        VALUE)
        The Hartford's Principal First Preferred Charge                                                                     0.20%
        MAV Plus Charge                                                                                                     0.30%
        The Hartford's Principal First (Current)                                                                            0.50%
        Total Separate Account Annual Expenses with optional benefit        2.45%       1.95%       2.40%       2.40%
        Separate Account charges
ADDITIONAL OPTIONAL CHARGES (NOT AS A PERCENTAGE OF AVERAGE
        DAILY SUB-ACCOUNT VALUE)
        The Hartford's Lifetime Income Builder Charge (Current)                                                             0.40%
        The Hartford's Lifetime Income Builder II Charge (Current)                                                          0.40%
        The Hartford's Lifetime Income Foundation Charge (Current)                                                          0.30%

110                                          HARTFORD LIFE INSURANCE COMPANY

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EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX WITH THE COST OF INVESTING IN OTHER TYPES OF CONTRACTS WE OFFER THAT CONTAIN CONTINGENT DEFERRED SALES CHARGE ARRANGEMENTS. THE EXAMPLE USE THE SAME ASSUMPTIONS REFERENCED IN SECTION 2. THE DATA REFLECTED DOES NOT TAKE INTO ACCOUNT FUNDS AVAILABLE IN PROPRIETARY VERSIONS OF OUR VARIABLE ANNUITIES.




(1) If you do not Surrender any of the forms of contract described in this Appendix, your Contract Value will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $580   $1,729   $2,861   $5,621
Core                                           $1,710   $3,568   $5,093   $8,354
Outlook                                        $1,756   $3,513   $4,891   $8,556
Plus                                           $1,850   $3,761   $5,393   $8,556





(2) If you Surrender any of the forms of contract described in this Appendix at the end of the applicable time period, your Surrender Value is:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $475   $1,624   $2,756   $5,517
Core                                             $941   $2,881   $4,627   $8,261
Outlook                                          $987   $2,998   $4,792   $8,464
Plus                                             $987   $2,998   $4,792   $8,464





(3) If you annuitize any of the forms of contract described in this Appendix at the end of the applicable time period, the amount applied will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $580   $1,729   $2,861   $5,621
Core                                           $1,047   $2,983   $4,727   $8,354
Outlook                                        $1,093   $3,101   $4,891   $8,556
Plus                                           $1,093   $3,101   $4,891   $8,556



The foregoing discussion is qualified in its entirety by the prospectus for each form of Contract and in the event of any conflict between the discussion above and such prospectus, such prospectus shall prevail.

HARTFORD LIFE INSURANCE COMPANY                    111

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   - Guaranteed income   - Guaranteed income   - Guaranteed income
                      for life              for life              for life or a set       for a set time      for a set time
                                            - Potential           time period             period (20 years    period (14 years
                                            automatic annual      - Potential             estimated)          estimated)
                                            Payment Base          automatic annual        - Principal         - Potential step-ups
                                            increases             Benefit Amount          protection          every 5 years
                                            (0 - 10%)             increases (0 - 10%)                         - Principal
                                                                                                              protection
DEATH BENEFIT         - Greater of          Same as Lifetime      - Greater of          Not Applicable        Not Applicable
                      Contract Value or     Income Foundation     Contract Value or
                      Premium Payments                            Benefit Amount
                      adjusted for partial                        - Replaces the
                      Surrenders                                  Standard Death
                      - Replaces the                              Benefit
                      Standard Death                              - MAV Plus (MAV
                      Benefit                                     only) may be
                      - MAV Plus (MAV                             purchased with this
                      only) may be                                rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as Lifetime      - Available at        - Available at        - Available at
                      Contract issue only   Income Foundation     Contract issue only   Contract issue or     Contract issue or
                      - Available subject                         - Subject to state    post issue on         post-issue on
                      to state approval                           approval of Lifetime  contracts effective   current products
                                                                  Income Builder II,    on or after 11/1/04   - Plus contracts
                                                                  this may be closed    - Plus contracts      must reach the 1st
                                                                  to new investors      must reach the 1st    anniversary before
                                                                                        anniversary before    adding post-issue.
                                                                                        adding post-issue.
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified,            Qualified,            - Non-Qualified and
                      Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified         Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  maximum issue age is  maximum issue age is  except for Outlook
                      80 for any Covered    75 for any Covered    75                    70                    and Access contracts
                      Life and Annuitant    Life and Annuitant.   (owner(s)/annuitant)  (owner(s)/annuitant)  which have a maximum issue age of 90
                                                                                                              - IRA/Qualified --
                                                                                                              age 80
REVOCABILITY          - Only the Lifetime   - Irrevocable by      Irrevocable by        Revocable in writing  Irrevocable by
                      Withdrawal Feature    client                client                anytime after the     client
                      is revocable by       - We may terminate                          5th anniversary of
                      client, revocation    the Rider upon Owner                        the rider effective
                      can be requested in   default                                     date (6th rider
                      writing anytime                                                   year)
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected
                      with any of the       with any of the       with any of the       with any of the       with any of the
                      following:            following:            following:            following:            following:
                      - Principal First     - Principal First     - Principal First     - Principal First     - Principal First
                      - Principal First     - Principal First     - Principal First     - Lifetime Income     Preferred
                      Preferred             Preferred             Preferred             Builder               - Lifetime Income
                      - Premium Security    - Premium Security    - Premium Security    - Lifetime Income     Builder
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Builder II            - Lifetime Income
                      Builder I             Builder               Builder II            - Lifetime Income     Builder II
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Foundation            - Lifetime Income
                      Builder II            Foundation            Foundation                                  Foundation

112                    HARTFORD LIFE INSURANCE COMPANY

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
                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   - 0.40% (40 bps) of   Annual charge of      - Annual charge of
                      the Payment Base      the Payment Base      the Benefit Amount    0.20% (20 bps)        0.50% (50 bps)
                      charged annually on   charged annually on   charged annually on   assessed daily        assessed daily
                      each Contract         the Contract          the contract                                - Can increase the
                      Anniversary (flat     Anniversary (flat     anniversary (flat                           fee on or after the
                      dollar)               dollar)               dollar)                                     5th contract
                                            - Can increase the    - Can increase the                          anniversary and then
                                            fee on or after the   fee on or after the                         every 5 years
                                            5th anniversary from  5th contract                                thereafter only of
                                            the rider effective   anniversary and then                        step- up elected
                                            date and then every   every 5 years                               - Maximum charge of
                                            5 years thereafter    thereafter only if                          0.75%
                                            or upon Covered Life  annual Benefit
                                            changes               Amount increases
                                            - Maximum charge of   elected
                                            0.75%                 - Maximum charge of
                                                                  0.75%
BENEFIT AMOUNT        Not applicable        Not applicable        100% of Premium       - 100% of Premium     - 100% of Premium
                                                                  Payment when added    Payment when added    Payment when added
                                                                  at issue              at issue.             at issue.
                                                                                        - Cash Value on the   - Cash Value on the
                                                                                        rider effective date  rider effective date
                                                                                        when added            when added
                                                                                        post-issue.           post-issue.
PAYMENT BASE          100% of Premium       100% of Premium       Not applicable        Not applicable        Not applicable
                      Payment when added    Payment when added
                      at issue              at issue
WITHDRAWAL            - Varies based on:    Same as Lifetime      Not applicable        Not applicable        Not applicable
  PERCENTAGE          - attained age of     Income Foundation
                      Relevant Covered
                      Life
                      - survivor option
                      chosen
                      - date of first
                      partial Surrender
                      - Withdrawal Percent
                      for Single Life
                      Option starts at 5%
                      and increases by
                      1/2% for every 5
                      year increment
                      between the Relevant
                      Covered Life's
                      attained ages 60 -
                      80
                      - Withdrawal Percent
                      for Joint/Spousal
                      Life Option starts
                      at 4.5% and
                      increases by 1/2%
                      for every 5 year
                      increment between
                      the Relevant Covered
                      Life's attained ages
                      60 - 80
                      - The Withdrawal
                      Percent will be set
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

HARTFORD LIFE INSURANCE COMPANY                    113

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
                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as Lifetime      PRIOR TO OWNER'S      BEGINNING             BEGINNING
  AVAILABLE FOR       WITHDRAWAL YEAR:      Income Foundation     60TH BIRTHDAY:        IMMEDIATELY: Benefit  IMMEDIATELY: Benefit
  SURRENDER           Partial                                     Benefit Payments      Payments equal 5% of  Payments equal 7% of
                      Surrenders(1) equal                         equal 5% multiplied   the Benefit Amount    the Benefit Amount
                      either:                                     by the Benefit
                      SINGLE LIFE OPTION                          Amount
                      -- 5% multiplied by                         CONTRACT
                      the greater of                              ANNIVERSARIES
                      Payment Base or                             IMMEDIATELY
                      Contract Value (on                          FOLLOWING THE
                      the Contract                                OWNER'S 60TH
                      Anniversary)                                BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        ELECTED: Lifetime
                      -- 4 1/2% multiplied                        Benefit Payments(2)
                      by the greater of                           equal 5% of the
                      Payment Base or                             Benefit Amount
                      Contract Value (on
                      the Contract
                      Anniversary)
                      DURING AN ELIGIBLE
                      WITHDRAWAL YEAR:
                      Lifetime Benefit
                      Payments equal
                      applicable
                      Withdrawal Percent
                      (varies by option
                      elected, Single Life
                      vs. Joint/ Spousal)
                      multiplied by the
                      greater of Payment
                      Base or Contract
                      Value (on the
                      Contract
                      Anniversary)
RMD RESET             - Contracts enrolled  Same as Lifetime      - Contracts enrolled  - Contracts enrolled  - All partial
                        in automatic RMD    Income Foundation       in automatic RMD    in automatic RMD      Surrenders that go
                        (AIP) that go over                          (AIP) that go over  (AIP) that go over    over the 7% allowed
                        the annual                                  the 5% allowed      the 5% allowed will   will result in a
                        Lifetime Benefit                            will not result in  not result in a       reset of the Benefit
                        Payment amount                              a reset of the      reset of the Benefit  Amount and possibly
                        will not result in                          Benefit Payment or  Payment amount if no  a reset of the
                        a reset of the                              Lifetime Benefit    other partial         Benefit Payment
                        Lifetime Benefit                            Payment if no       Surrenders have       amount
                        Payment if no                               other partial       occurred during the   - NOT 72t/q friendly
                        other partial                               Surrenders have     Contract Year.
                        Surrenders have                             occurred during     - NOT 72t/q friendly
                        occurred during                             the Contract Year
                        the Contract Year                           - NOT 72t/q
                        - NOT 72t/q                                 friendly
                        friendly





       (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.




       (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

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114                    HARTFORD LIFE INSURANCE COMPANY

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
                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as Lifetime      Not currently         - Not currently       None
  RESTRICTIONS        enforced              Income Foundation     enforced              enforced
                      - Can be triggered                                                - If the
                      by changes in                                                     restrictions are
                      Covered Life                                                      violated, the
                      - If the                                                          withdrawal feature
                      restrictions are                                                  of this rider will
                      violated, the                                                     be revoked
                      Lifetime Withdrawal
                      Benefit of this
                      rider will be
                      revoked and the
                      death benefit only
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      - Ownership changes   - Ownership changes   Same as Principal
                      Life change feature   Life change feature   in the first 12       in the first 12       First Preferred
                      below                 below                 months from the       months from the
                                                                  effective date of     effective date of
                                                                  the rider will have   the rider will have
                                                                  no impact on the      no impact on the
                                                                  rider benefits as     rider benefits as
                                                                  long as age           long as age
                                                                  limitation is met     limitation is met
                                                                  - Ownership changes   - Ownership changes
                                                                  after the first 12    after the first 12
                                                                  months from the       months to someone
                                                                  effective date of     other than the
                                                                  the rider may cause   Spouse will cause a
                                                                  the Benefit Amount,   recalculation of the
                                                                  Benefit Payment and   Benefit Amount
                                                                  Lifetime Benefit
                                                                  Payment to be
                                                                  recalculated
SPOUSAL               Refer to Spousal      Refer to Spousal      If spousal            There is no option    Spouse may choose to
  CONTINUATION        Continuation feature  Continuation feature  continuation is       for the Spouse to     step-up the Benefit
                      below                 below                 elected, there may    step-up the Benefit   Amount to the
                                                                  be a Benefit Amount   Amount upon Spousal   current Cash Value
                                                                  increase to equal     Continuation
                                                                  the then current
                                                                  Benefit Amount (this
                                                                  is automatic, NOT
                                                                  elected) providing
                                                                  he/she is younger
                                                                  than 76 years old
                                                                  and the rider is
                                                                  currently available
                                                                  for sale


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HARTFORD LIFE INSURANCE COMPANY                    115

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
                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner   Same as Lifetime Income    - Natural Owner -- The     Same as Lifetime Income
                      and Joint Owner (if any)   Foundation -- Single Life  Covered Life is both       Foundation --
                      on rider effective date    option                     spouses (as defined by     Joint/Spousal option
                      - Non-Natural Owner --                                Federal Law)
                      the Annuitant on rider                                - Non-Natural Owner --
                      effective date                                        the Annuitant on rider
                      - All age based benefit                               effective date
                      provisions based on the                               - All age based
                      attained age of the OLDER                             provisions based on the
                      Covered Life                                          attained age of the
                                                                            YOUNGER Covered Life
ISSUE RULES           No Additional              Same as Lifetime Income    - The sole primary         Same as Lifetime Income
                      Requirements               Foundation -- Single Life    beneficiary (defined as  Foundation --
                                                 option                       the individual to        Joint/Spousal option
                                                                              receive the Death
                                                                              Benefit) must be the
                                                                              Owner's Spouse. If the
                                                                              Joint Owner is the
                                                                              Spouse, the primary
                                                                              beneficiary can be
                                                                              someone other than the
                                                                              Spouse
                                                                              - A joint Owner who is
                                                                              not the Owner's Spouse
                                                                              is not allowed.
                                                                              - We reserve the right
                                                                              to prohibit non-natural
                                                                              entities from being
                                                                              listed as Owner
COVERED LIFE CHANGE   - Covered Life changes     Same as Lifetime Income    - Covered Life changes     Same as Lifetime Income
                        within the first 6       Foundation -- Single Life    within the first 6       Foundation --
                        months have no impact    option                       months have no impact    Joint/Spousal option
                        to the Death Benefit or                               to the Death Benefit or  except Covered Life
                        Payment Base, however,                                Payment Base, however,   changes within the first
                        the Withdrawal Percent                                the Withdrawal Percent   6 months have no impact
                        and Lifetime Benefit                                  and Lifetime Benefit     to the Maximum Contract
                        Payment may change                                    Payment may change       Value
                        based on the attained                                 based on the attained
                        age of new Relevant                                   age of new Relevant
                        Covered Life                                          Covered Life
                        - After the first 6                                   - If Owner and their
                        months:                                               Spouse are no longer
                        - Covered Life changes                                married, for reasons
                        will cause a reset in                                 other than death,
                        the benefits                                          Covered Life changes
                        - Allow us to impose                                  may occur:
                        investment restrictions                               - If Surrenders have
                        - May cause an increase                               not been taken, Owner
                        in rider charge                                       may remove their Spouse
                                                                              and replace with new
                                                                              Spouse (both events do
                                                                              not need to occur at
                                                                              the same time)(3)
                                                                              - If Surrenders have
                                                                              been taken, Owner may
                                                                              remove their Spouse but
                                                                              may not add a new
                                                                              Spouse
                                                                              - Any other contractual
                                                                              change which causes a
                                                                              change in the Covered
                                                                              Life will cause the
                                                                              Withdrawal Feature to
                                                                              terminate





       (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

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116                    HARTFORD LIFE INSURANCE COMPANY

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
                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the     Same as Lifetime Income    - We will increase the     Same as Lifetime Income
  CONTINUATION        Contract Value to the      Foundation -- Single Life  Contract Value to the      Foundation --
                      Death Benefit value        option                     Death Benefit value        Joint/Spousal option
                      - The Relevant Covered                                - The Spouse may elect to  except the Maximum
                      Life will be                                          either:                    Contract Value will be
                      re-determined on the date                             A) Continue the Contract   the GREATER OF Contract
                      of the continuation                                   and rider; or              Value or Payment Base on
                      - The Payment Base will                               B) Continue the contract   the continuation date
                      be set equal to the                                   and revoke the Withdrawal
                      Contract Value, the Death                             Feature of the rider
                      Benefit will be set equal                             If the Spouse elects to
                      to the Contract Value and                             continue the Contract and
                      the Lifetime Benefit                                  rider:
                      Payment and Withdrawal                                - The Payment Base will
                      Percent will be                                       be set equal to the
                      recalculated on the                                   GREATER OF Contract Value
                      continuation date                                     or Payment Base on the
                      - If Relevant Covered                                 continuation date
                      Life is greater than or                               - The Withdrawal Percent
                      equal to 81 at the time                               will remain frozen at the
                      of continuation, the                                  current Withdrawal
                      Rider will terminate. The                             Percent if there have
                      Death Benefit will be                                 been partial Surrenders
                      equal to the Contract                                 since the rider effective
                      Value                                                 date. If not, the
                                                                            Withdrawal Percent will
                                                                            be based on the attained
                                                                            age of the remaining
                                                                            Covered Life on the
                                                                            Contract Anniversary
                                                                            prior to the first
                                                                            partial Surrender
                                                                            - The Lifetime Benefit
                                                                            Payment will be
                                                                            recalculated to equal the
                                                                            Withdrawal Percent
                                                                            multiplied by the GREATER
                                                                            OF Contract Value or
                                                                            Payment Base on the
                                                                            continuation date





   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.




   On date of Spousal continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:




   Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)




   WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).




   LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)




   Death Benefit = $150,000 (Contract Value on date of continuation)




   Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

HARTFORD LIFE INSURANCE COMPANY                                          117

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APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or



- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

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118                                          HARTFORD LIFE INSURANCE COMPANY

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-   Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

HARTFORD LIFE INSURANCE COMPANY                                          119

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If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

This rider includes a Guaranteed Minimum Death Benefit that replaces the Standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

120                                          HARTFORD LIFE INSURANCE COMPANY

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The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the Standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.



WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?


You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

    (A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

    (A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

HARTFORD LIFE INSURANCE COMPANY                                          121

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If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of an asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

122                                          HARTFORD LIFE INSURANCE COMPANY

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-   Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.



- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.


- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company
     Attn: Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of Director M Access variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                         SERIES I OF DIRECTOR M ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.



To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.




Date of Prospectus: August 14, 2006
Date of Statement of Additional Information: August 14, 2006


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
        Safekeeping of Assets                                                  2
        Experts                                                                2
        Non-Participating                                                      2
        Misstatement of Age or Sex                                             2
        Principal Underwriter                                                  2
PERFORMANCE RELATED INFORMATION                                                2
        Total Return for all Sub-Accounts                                      2
        Yield for Sub-Accounts                                                 3
        Money Market Sub-Accounts                                              3
        Additional Materials                                                   3
        Performance Comparisons                                                3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-2

2                                            HARTFORD LIFE INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS



The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $38,481,029; 2004: $1,248,672; and 2003: $1,878,494.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS



When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.



In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b / cd + 1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            HARTFORD LIFE INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.736  (a)
      Accumulation Unit Value at end of period                      $10.634
      Number of Accumulation Units outstanding at end of                152
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.733  (a)
      Accumulation Unit Value at end of period                      $10.616
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.731  (a)
      Accumulation Unit Value at end of period                      $10.607
      Number of Accumulation Units outstanding at end of                 46
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.728  (a)
      Accumulation Unit Value at end of period                      $10.589
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.728  (a)
      Accumulation Unit Value at end of period                      $10.589
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.723  (a)
      Accumulation Unit Value at end of period                      $10.563
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.412  (a)
      Accumulation Unit Value at end of period                      $10.542
      Number of Accumulation Units outstanding at end of                152
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.409  (a)
      Accumulation Unit Value at end of period                      $10.524
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.407  (a)
      Accumulation Unit Value at end of period                      $10.515
      Number of Accumulation Units outstanding at end of                 27
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.404  (a)
      Accumulation Unit Value at end of period                      $10.498
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.404  (a)
      Accumulation Unit Value at end of period                      $10.498
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.399  (a)
      Accumulation Unit Value at end of period                      $10.471
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                            5

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
                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.626  (a)
      Accumulation Unit Value at end of period                      $10.288
      Number of Accumulation Units outstanding at end of                547
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.622  (a)
      Accumulation Unit Value at end of period                      $10.271
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.621  (a)
      Accumulation Unit Value at end of period                      $10.263
      Number of Accumulation Units outstanding at end of                 47
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.617  (a)
      Accumulation Unit Value at end of period                      $10.245
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.617  (a)
      Accumulation Unit Value at end of period                      $10.245
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.612  (a)
      Accumulation Unit Value at end of period                      $10.220
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.562  (a)
      Accumulation Unit Value at end of period                      $11.315
      Number of Accumulation Units outstanding at end of              1,890
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.558  (a)
      Accumulation Unit Value at end of period                      $11.297
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.557  (a)
      Accumulation Unit Value at end of period                      $11.287
      Number of Accumulation Units outstanding at end of                270
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.553  (a)
      Accumulation Unit Value at end of period                      $11.268
      Number of Accumulation Units outstanding at end of                  6
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.553  (a)
      Accumulation Unit Value at end of period                      $11.268
      Number of Accumulation Units outstanding at end of                  6
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.548  (a)
      Accumulation Unit Value at end of period                      $11.240
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.542  (a)
      Accumulation Unit Value at end of period                      $10.374
      Number of Accumulation Units outstanding at end of                635
      period (in thousands)

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.539  (a)
      Accumulation Unit Value at end of period                      $10.356
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.537  (a)
      Accumulation Unit Value at end of period                      $10.348
      Number of Accumulation Units outstanding at end of                 79
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.534  (a)
      Accumulation Unit Value at end of period                      $10.330
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.534  (a)
      Accumulation Unit Value at end of period                      $10.330
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.529  (a)
      Accumulation Unit Value at end of period                      $10.304
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP GROWTH PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.552  (a)
      Accumulation Unit Value at end of period                      $10.622
      Number of Accumulation Units outstanding at end of                122
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.549  (a)
      Accumulation Unit Value at end of period                      $10.604
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.547  (a)
      Accumulation Unit Value at end of period                      $10.595
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.544  (a)
      Accumulation Unit Value at end of period                      $10.578
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.544  (a)
      Accumulation Unit Value at end of period                      $10.578
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.539  (a)
      Accumulation Unit Value at end of period                      $10.551
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
FIDELITY(R) VIP MID CAP PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.317  (a)
      Accumulation Unit Value at end of period                      $11.171
      Number of Accumulation Units outstanding at end of                590
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.314  (a)
      Accumulation Unit Value at end of period                      $11.152
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.312  (a)
      Accumulation Unit Value at end of period                      $11.143
      Number of Accumulation Units outstanding at end of                139
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.309  (a)
      Accumulation Unit Value at end of period                      $11.124
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.309  (a)
      Accumulation Unit Value at end of period                      $11.124
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.304  (a)
      Accumulation Unit Value at end of period                      $11.096
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $8.952  (a)
      Accumulation Unit Value at end of period                      $10.397
      Number of Accumulation Units outstanding at end of                 43
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.949  (a)
      Accumulation Unit Value at end of period                      $10.379
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $8.947  (a)
      Accumulation Unit Value at end of period                      $10.371
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.944  (a)
      Accumulation Unit Value at end of period                      $10.353
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.944  (a)
      Accumulation Unit Value at end of period                      $10.353
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.940  (a)
      Accumulation Unit Value at end of period                      $10.327
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD ADVISERS HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.018  (a)
      Accumulation Unit Value at end of period                       $1.098
      Number of Accumulation Units outstanding at end of              2,954
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.010  (a)
      Accumulation Unit Value at end of period                       $1.088
      Number of Accumulation Units outstanding at end of                 63
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $4.313  (a)
      Accumulation Unit Value at end of period                       $4.643
      Number of Accumulation Units outstanding at end of                201
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.001  (a)
      Accumulation Unit Value at end of period                       $1.076
      Number of Accumulation Units outstanding at end of                 51
      period (in thousands)

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.001  (a)
      Accumulation Unit Value at end of period                       $1.076
      Number of Accumulation Units outstanding at end of                 51
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.008  (a)
      Accumulation Unit Value at end of period                       $1.082
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.060  (a)
      Accumulation Unit Value at end of period                       $1.153
      Number of Accumulation Units outstanding at end of             19,146
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.051  (a)
      Accumulation Unit Value at end of period                       $1.142
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.146  (a)
      Accumulation Unit Value at end of period                       $1.244
      Number of Accumulation Units outstanding at end of              1,506
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.042  (a)
      Accumulation Unit Value at end of period                       $1.130
      Number of Accumulation Units outstanding at end of                 14
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.042  (a)
      Accumulation Unit Value at end of period                       $1.130
      Number of Accumulation Units outstanding at end of                 14
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.145  (a)
      Accumulation Unit Value at end of period                       $1.239
      Number of Accumulation Units outstanding at end of                 16
      period (in thousands)
HARTFORD DIVIDEND AND GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.216  (a)
      Accumulation Unit Value at end of period                       $1.306
      Number of Accumulation Units outstanding at end of             12,690
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.206  (a)
      Accumulation Unit Value at end of period                       $1.294
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $2.972  (a)
      Accumulation Unit Value at end of period                       $3.186
      Number of Accumulation Units outstanding at end of                416
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.196  (a)
      Accumulation Unit Value at end of period                       $1.280
      Number of Accumulation Units outstanding at end of                 73
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.196  (a)
      Accumulation Unit Value at end of period                       $1.280
      Number of Accumulation Units outstanding at end of                 73
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.204  (a)
      Accumulation Unit Value at end of period                       $1.286
      Number of Accumulation Units outstanding at end of                 44
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.146  (a)
      Accumulation Unit Value at end of period                       $1.191
      Number of Accumulation Units outstanding at end of                342
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.143  (a)
      Accumulation Unit Value at end of period                       $1.186
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.141  (a)
      Accumulation Unit Value at end of period                       $1.184
      Number of Accumulation Units outstanding at end of                119
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.138  (a)
      Accumulation Unit Value at end of period                       $1.179
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.138  (a)
      Accumulation Unit Value at end of period                       $1.179
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.140  (a)
      Accumulation Unit Value at end of period                       $1.179
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD FOCUS HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.935  (a)
      Accumulation Unit Value at end of period                       $1.056
      Number of Accumulation Units outstanding at end of                123
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.928  (a)
      Accumulation Unit Value at end of period                       $1.046
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.928  (a)
      Accumulation Unit Value at end of period                       $1.046
      Number of Accumulation Units outstanding at end of                 15
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.920  (a)
      Accumulation Unit Value at end of period                       $1.035
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.920  (a)
      Accumulation Unit Value at end of period                       $1.035
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.041
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.133  (a)
      Accumulation Unit Value at end of period                       $1.274
      Number of Accumulation Units outstanding at end of                922
      period (in thousands)

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.126  (a)
      Accumulation Unit Value at end of period                       $1.265
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.124  (a)
      Accumulation Unit Value at end of period                       $1.261
      Number of Accumulation Units outstanding at end of                373
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.117  (a)
      Accumulation Unit Value at end of period                       $1.251
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.117  (a)
      Accumulation Unit Value at end of period                       $1.251
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.123  (a)
      Accumulation Unit Value at end of period                       $1.256
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.147  (a)
      Accumulation Unit Value at end of period                       $1.429
      Number of Accumulation Units outstanding at end of              2,037
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.140  (a)
      Accumulation Unit Value at end of period                       $1.419
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.137  (a)
      Accumulation Unit Value at end of period                       $1.415
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.130  (a)
      Accumulation Unit Value at end of period                       $1.404
      Number of Accumulation Units outstanding at end of                 41
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.130  (a)
      Accumulation Unit Value at end of period                       $1.404
      Number of Accumulation Units outstanding at end of                 41
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.136  (a)
      Accumulation Unit Value at end of period                       $1.409
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
HARTFORD HIGH YIELD HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.211  (a)
      Accumulation Unit Value at end of period                       $1.261
      Number of Accumulation Units outstanding at end of              1,148
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.201  (a)
      Accumulation Unit Value at end of period                       $1.248
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.209  (a)
      Accumulation Unit Value at end of period                       $1.255
      Number of Accumulation Units outstanding at end of                145
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.191  (a)
      Accumulation Unit Value at end of period                       $1.235
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.191  (a)
      Accumulation Unit Value at end of period                       $1.235
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.207  (a)
      Accumulation Unit Value at end of period                       $1.250
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
HARTFORD INDEX HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.952  (a)
      Accumulation Unit Value at end of period                       $1.022
      Number of Accumulation Units outstanding at end of                823
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.944  (a)
      Accumulation Unit Value at end of period                       $1.012
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $4.279  (a)
      Accumulation Unit Value at end of period                       $4.584
      Number of Accumulation Units outstanding at end of                 81
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.936  (a)
      Accumulation Unit Value at end of period                       $1.001
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.936  (a)
      Accumulation Unit Value at end of period                       $1.001
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.942  (a)
      Accumulation Unit Value at end of period                       $1.006
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.101  (a)
      Accumulation Unit Value at end of period                       $1.112
      Number of Accumulation Units outstanding at end of              1,335
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.102
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.854  (a)
      Accumulation Unit Value at end of period                       $1.868
      Number of Accumulation Units outstanding at end of                133
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.083  (a)
      Accumulation Unit Value at end of period                       $1.090
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.083  (a)
      Accumulation Unit Value at end of period                       $1.090
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.988  (a)
      Accumulation Unit Value at end of period                       $0.993
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
HARTFORD MORTGAGE SECURITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.291  (a)
      Accumulation Unit Value at end of period                       $1.294
      Number of Accumulation Units outstanding at end of                779
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.280  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $2.784  (a)
      Accumulation Unit Value at end of period                       $2.785
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.269  (a)
      Accumulation Unit Value at end of period                       $1.268
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.269  (a)
      Accumulation Unit Value at end of period                       $1.268
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.278  (a)
      Accumulation Unit Value at end of period                       $1.274
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.138  (a)
      Accumulation Unit Value at end of period                       $1.332
      Number of Accumulation Units outstanding at end of              2,974
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.131  (a)
      Accumulation Unit Value at end of period                       $1.322
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.129  (a)
      Accumulation Unit Value at end of period                       $1.319
      Number of Accumulation Units outstanding at end of                314
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.121  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.121  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.128  (a)
      Accumulation Unit Value at end of period                       $1.313
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.885  (a)
      Accumulation Unit Value at end of period                       $0.989
      Number of Accumulation Units outstanding at end of              2,567
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.877  (a)
      Accumulation Unit Value at end of period                       $0.979
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $5.161  (a)
      Accumulation Unit Value at end of period                       $5.756
      Number of Accumulation Units outstanding at end of                115
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.870  (a)
      Accumulation Unit Value at end of period                       $0.969
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.870  (a)
      Accumulation Unit Value at end of period                       $0.969
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.876  (a)
      Accumulation Unit Value at end of period                       $0.973
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.391  (a)
      Accumulation Unit Value at end of period                       $1.395
      Number of Accumulation Units outstanding at end of             22,344
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.379  (a)
      Accumulation Unit Value at end of period                       $1.382
      Number of Accumulation Units outstanding at end of                 73
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $3.037  (a)
      Accumulation Unit Value at end of period                       $3.041
      Number of Accumulation Units outstanding at end of              1,146
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.367  (a)
      Accumulation Unit Value at end of period                       $1.367
      Number of Accumulation Units outstanding at end of                 53
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.367  (a)
      Accumulation Unit Value at end of period                       $1.367
      Number of Accumulation Units outstanding at end of                 53
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.458  (a)
      Accumulation Unit Value at end of period                       $1.455
      Number of Accumulation Units outstanding at end of                 36
      period (in thousands)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.079  (a)
      Accumulation Unit Value at end of period                       $1.078
      Number of Accumulation Units outstanding at end of              9,846
      period (in thousands)

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.073  (a)
      Accumulation Unit Value at end of period                       $1.070
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.070  (a)
      Accumulation Unit Value at end of period                       $1.067
      Number of Accumulation Units outstanding at end of                891
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.063  (a)
      Accumulation Unit Value at end of period                       $1.058
      Number of Accumulation Units outstanding at end of                 14
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.063  (a)
      Accumulation Unit Value at end of period                       $1.058
      Number of Accumulation Units outstanding at end of                 14
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.069  (a)
      Accumulation Unit Value at end of period                       $1.062
      Number of Accumulation Units outstanding at end of                 30
      period (in thousands)
HARTFORD VALUE HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.035  (a)
      Accumulation Unit Value at end of period                       $1.112
      Number of Accumulation Units outstanding at end of                481
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.026  (a)
      Accumulation Unit Value at end of period                       $1.102
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.027  (a)
      Accumulation Unit Value at end of period                       $1.102
      Number of Accumulation Units outstanding at end of                176
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.018  (a)
      Accumulation Unit Value at end of period                       $1.090
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.018  (a)
      Accumulation Unit Value at end of period                       $1.090
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.026  (a)
      Accumulation Unit Value at end of period                       $1.097
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
HARTFORD VALUE OPPORTUNITIES HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.235  (a)
      Accumulation Unit Value at end of period                       $1.382
      Number of Accumulation Units outstanding at end of                677
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.227  (a)
      Accumulation Unit Value at end of period                       $1.372
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.225  (a)
      Accumulation Unit Value at end of period                       $1.368
      Number of Accumulation Units outstanding at end of                238
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.217  (a)
      Accumulation Unit Value at end of period                       $1.358
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.217  (a)
      Accumulation Unit Value at end of period                       $1.358
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.224  (a)
      Accumulation Unit Value at end of period                       $1.363
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
LORD ABBETT ALL VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.508  (a)
      Accumulation Unit Value at end of period                      $10.533
      Number of Accumulation Units outstanding at end of                 55
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.504  (a)
      Accumulation Unit Value at end of period                      $10.515
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.503  (a)
      Accumulation Unit Value at end of period                      $10.507
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.499  (a)
      Accumulation Unit Value at end of period                      $10.489
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.499  (a)
      Accumulation Unit Value at end of period                      $10.489
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.494  (a)
      Accumulation Unit Value at end of period                      $10.463
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT AMERICA'S VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.641  (a)
      Accumulation Unit Value at end of period                      $10.206
      Number of Accumulation Units outstanding at end of                 67
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.637  (a)
      Accumulation Unit Value at end of period                      $10.189
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.636  (a)
      Accumulation Unit Value at end of period                      $10.181
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.633  (a)
      Accumulation Unit Value at end of period                      $10.164
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.633  (a)
      Accumulation Unit Value at end of period                      $10.164
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.628  (a)
      Accumulation Unit Value at end of period                      $10.138
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT BOND-DEBENTURE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.560  (a)
      Accumulation Unit Value at end of period                       $9.942
      Number of Accumulation Units outstanding at end of                205
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.557  (a)
      Accumulation Unit Value at end of period                       $9.925
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.555  (a)
      Accumulation Unit Value at end of period                       $9.917
      Number of Accumulation Units outstanding at end of                 18
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.552  (a)
      Accumulation Unit Value at end of period                       $9.901
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.552  (a)
      Accumulation Unit Value at end of period                       $9.901
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.547  (a)
      Accumulation Unit Value at end of period                       $9.876
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
LORD ABBETT GROWTH & INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.582  (a)
      Accumulation Unit Value at end of period                      $10.194
      Number of Accumulation Units outstanding at end of                559
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.579  (a)
      Accumulation Unit Value at end of period                      $10.177
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.577  (a)
      Accumulation Unit Value at end of period                      $10.168
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.574  (a)
      Accumulation Unit Value at end of period                      $10.151
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.574  (a)
      Accumulation Unit Value at end of period                      $10.151
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.569  (a)
      Accumulation Unit Value at end of period                      $10.126
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
LORD ABBETT LARGE CAP CORE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.578
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.564
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.557
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.543
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.543
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.000  (a)
      Accumulation Unit Value at end of period                      $10.522
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER AGGRESSIVE GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.483  (a)
      Accumulation Unit Value at end of period                      $11.045
      Number of Accumulation Units outstanding at end of                 24
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.479  (a)
      Accumulation Unit Value at end of period                      $11.026
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.478  (a)
      Accumulation Unit Value at end of period                      $11.017
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.474  (a)
      Accumulation Unit Value at end of period                      $10.998
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.474  (a)
      Accumulation Unit Value at end of period                      $10.998
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.469  (a)
      Accumulation Unit Value at end of period                      $10.971
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.526
      Number of Accumulation Units outstanding at end of                412
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.692  (a)
      Accumulation Unit Value at end of period                      $10.508
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.690  (a)
      Accumulation Unit Value at end of period                      $10.499
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.687  (a)
      Accumulation Unit Value at end of period                      $10.482
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.687  (a)
      Accumulation Unit Value at end of period                      $10.482
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.682  (a)
      Accumulation Unit Value at end of period                      $10.455
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER MAIN STREET FUND(R)
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.592  (a)
      Accumulation Unit Value at end of period                      $10.406
      Number of Accumulation Units outstanding at end of                 41
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.588  (a)
      Accumulation Unit Value at end of period                      $10.388
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.587  (a)
      Accumulation Unit Value at end of period                      $10.380
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.583  (a)
      Accumulation Unit Value at end of period                      $10.362
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.583  (a)
      Accumulation Unit Value at end of period                      $10.362
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.578  (a)
      Accumulation Unit Value at end of period                      $10.336
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.299  (a)
      Accumulation Unit Value at end of period                      $10.889
      Number of Accumulation Units outstanding at end of                430
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.296  (a)
      Accumulation Unit Value at end of period                      $10.871
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.294  (a)
      Accumulation Unit Value at end of period                      $10.862
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.291  (a)
      Accumulation Unit Value at end of period                      $10.843
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.291  (a)
      Accumulation Unit Value at end of period                      $10.843
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.286  (a)
      Accumulation Unit Value at end of period                      $10.816
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM DIVERSIFIED INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.130  (a)
      Accumulation Unit Value at end of period                      $13.336
      Number of Accumulation Units outstanding at end of                143
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.019  (a)
      Accumulation Unit Value at end of period                      $13.206
      Number of Accumulation Units outstanding at end of                  6
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $16.467  (a)
      Accumulation Unit Value at end of period                      $16.692
      Number of Accumulation Units outstanding at end of                  8
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.865  (a)
      Accumulation Unit Value at end of period                      $13.024
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.865  (a)
      Accumulation Unit Value at end of period                      $13.024
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.069  (a)
      Accumulation Unit Value at end of period                      $13.204
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM GROWTH AND INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.571  (a)
      Accumulation Unit Value at end of period                      $12.435
      Number of Accumulation Units outstanding at end of                 40
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.473  (a)
      Accumulation Unit Value at end of period                      $12.314
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $46.691  (a)
      Accumulation Unit Value at end of period                      $50.081
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.337  (a)
      Accumulation Unit Value at end of period                      $12.144
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.337  (a)
      Accumulation Unit Value at end of period                      $12.144
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.033  (a)
      Accumulation Unit Value at end of period                      $10.725
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
PUTNAM INVESTORS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.005  (a)
      Accumulation Unit Value at end of period                       $6.769
      Number of Accumulation Units outstanding at end of                 53
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $5.954  (a)
      Accumulation Unit Value at end of period                       $6.703
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $8.518  (a)
      Accumulation Unit Value at end of period                       $9.584
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $5.883  (a)
      Accumulation Unit Value at end of period                       $6.611
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.883  (a)
      Accumulation Unit Value at end of period                       $6.611
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.319  (a)
      Accumulation Unit Value at end of period                       $7.086
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM NEW VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $16.189  (a)
      Accumulation Unit Value at end of period                      $17.548
      Number of Accumulation Units outstanding at end of                 74
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $16.052  (a)
      Accumulation Unit Value at end of period                      $17.376
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $17.264  (a)
      Accumulation Unit Value at end of period                      $18.676
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $15.862  (a)
      Accumulation Unit Value at end of period                      $17.137
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $15.862  (a)
      Accumulation Unit Value at end of period                      $17.137
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.025  (a)
      Accumulation Unit Value at end of period                      $14.043
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM VISTA FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $4.694  (a)
      Accumulation Unit Value at end of period                       $5.475
      Number of Accumulation Units outstanding at end of                 13
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $4.654  (a)
      Accumulation Unit Value at end of period                       $5.422
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.070  (a)
      Accumulation Unit Value at end of period                      $15.215
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $4.599  (a)
      Accumulation Unit Value at end of period                       $5.347
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $4.599  (a)
      Accumulation Unit Value at end of period                       $5.347
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.385  (a)
      Accumulation Unit Value at end of period                       $6.248
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM VOYAGER FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $4.719  (a)
      Accumulation Unit Value at end of period                       $5.317
      Number of Accumulation Units outstanding at end of                142
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $4.679  (a)
      Accumulation Unit Value at end of period                       $5.265
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $45.647  (a)
      Accumulation Unit Value at end of period                      $51.334
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $4.624  (a)
      Accumulation Unit Value at end of period                       $5.193
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $4.624  (a)
      Accumulation Unit Value at end of period                       $5.193
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.710  (a)
      Accumulation Unit Value at end of period                       $6.400
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM SMALL CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $18.671  (a)
      Accumulation Unit Value at end of period                      $21.279
      Number of Accumulation Units outstanding at end of                217
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $18.513  (a)
      Accumulation Unit Value at end of period                      $21.071
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $19.717  (a)
      Accumulation Unit Value at end of period                      $22.427
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $18.295  (a)
      Accumulation Unit Value at end of period                      $20.781
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $18.295  (a)
      Accumulation Unit Value at end of period                      $20.781
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $17.413  (a)
      Accumulation Unit Value at end of period                      $19.740
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.407  (a)
      Accumulation Unit Value at end of period                      $12.931
      Number of Accumulation Units outstanding at end of                 36
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.302  (a)
      Accumulation Unit Value at end of period                      $12.804
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.527  (a)
      Accumulation Unit Value at end of period                      $11.990
      Number of Accumulation Units outstanding at end of                 12
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.157  (a)
      Accumulation Unit Value at end of period                      $12.628
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.157  (a)
      Accumulation Unit Value at end of period                      $12.628
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.013  (a)
      Accumulation Unit Value at end of period                      $11.417
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.050  (a)
      Accumulation Unit Value at end of period                      $14.796
      Number of Accumulation Units outstanding at end of                562
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.994  (a)
      Accumulation Unit Value at end of period                      $14.717
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.966  (a)
      Accumulation Unit Value at end of period                      $14.678
      Number of Accumulation Units outstanding at end of                 85
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.910  (a)
      Accumulation Unit Value at end of period                      $14.600
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.910  (a)
      Accumulation Unit Value at end of period                      $14.600
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.826  (a)
      Accumulation Unit Value at end of period                      $14.484
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.583  (a)
      Accumulation Unit Value at end of period                      $14.850
      Number of Accumulation Units outstanding at end of                158
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.468  (a)
      Accumulation Unit Value at end of period                      $14.704
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.426  (a)
      Accumulation Unit Value at end of period                      $14.649
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.352  (a)
      Accumulation Unit Value at end of period                      $14.549
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.352  (a)
      Accumulation Unit Value at end of period                      $14.549
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.272  (a)
      Accumulation Unit Value at end of period                      $14.433
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
VAN KAMPEN -- UIF MID CAP GROWTH PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.493  (a)
      Accumulation Unit Value at end of period                      $11.727
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.490  (a)
      Accumulation Unit Value at end of period                      $11.707
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.488  (a)
      Accumulation Unit Value at end of period                      $11.698
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.485  (a)
      Accumulation Unit Value at end of period                      $11.678
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.485  (a)
      Accumulation Unit Value at end of period                      $11.678
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.480  (a)
      Accumulation Unit Value at end of period                      $11.649
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.629  (a)
      Accumulation Unit Value at end of period                      $10.906
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.626  (a)
      Accumulation Unit Value at end of period                      $10.888
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.624  (a)
      Accumulation Unit Value at end of period                      $10.879
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.621  (a)
      Accumulation Unit Value at end of period                      $10.861
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.621  (a)
      Accumulation Unit Value at end of period                      $10.861
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.616  (a)
      Accumulation Unit Value at end of period                      $10.834
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)



(a)  Inception date May 2, 2005.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES
DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                              VP BALANCED         VP GLOBAL      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                            WEALTH STRATEGY    RESEARCH GROWTH   VP INTERNATIONAL   VP SMALL/MID CAP
                               PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO    VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --                  --                --
      Class II...........       --                 --                  --                --
      Class X............       --                 --                  --                --
      Class Y............       --                 --                  --                --
      Class 1............       --                 --                  --                --
      Class 2............       --                 --                  --                --
      Other..............        505,855            19,283            1,539,248           211,723
                              ==========          ========          ===========        ==========
    Cost
      Class I............       --                 --                  --                --
      Class II...........       --                 --                  --                --
      Class X............       --                 --                  --                --
      Class Y............       --                 --                  --                --
      Class 1............       --                 --                  --                --
      Class 2............       --                 --                  --                --
      Other..............     $5,527,280          $219,020          $26,723,788        $3,518,400
                              ==========          ========          ===========        ==========
    Market Value
      Class I............       --                 --                  --                --
      Class II...........       --                 --                  --                --
      Class X............       --                 --                  --                --
      Class Y............       --                 --                  --                --
      Class 1............       --                 --                  --                --
      Class 2............       --                 --                  --                --
      Other..............     $5,736,398          $233,127          $29,122,576        $3,597,171
  Due from Hartford Life
   Insurance Company.....          3,481                77              206,697            57,961
  Receivable from fund
   shares sold...........       --                 --                  --                --
  Other assets...........       --                 --                  --                --
                              ----------          --------          -----------        ----------
  Total Assets...........      5,739,879           233,204           29,329,273         3,655,132
                              ----------          --------          -----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --                  --                --
  Payable for fund shares
   purchased.............          3,481                77              206,697            57,961
  Other liabilities......             49           --                     1,510                32
                              ----------          --------          -----------        ----------
  Total Liabilities......          3,530                77              208,207            57,993
                              ----------          --------          -----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,736,349          $233,127          $29,121,066        $3,597,139
                              ==========          ========          ===========        ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                                   AMERICAN FUNDS
                                               AMERICAN FUNDS                  AMERICAN FUNDS                       GLOBAL SMALL
                           ALLIANCEBERNSTEIN   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    CAPITALIZATION
                           VP VALUE PORTFOLIO       FUND        GROWTH FUND         FUND       INTERNATIONAL FUND       FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  --------------  --------------  ------------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                 --              --              --               --                 --
      Class II...........        --                 --              --              --               --                 --
      Class X............        --                 --              --              --               --                 --
      Class Y............        --                 --              --              --               --                 --
      Class 1............        --                 --              --              --               --                 --
      Class 2............        --                 163,035         545,755         646,073           638,113           171,619
      Other..............       1,266,081           --              --              --               --                 --
                              ===========        ==========     ===========     ===========       ===========        ==========
    Cost
      Class I............        --                 --              --              --               --                 --
      Class II...........        --                 --              --              --               --                 --
      Class X............        --                 --              --              --               --                 --
      Class Y............        --                 --              --              --               --                 --
      Class 1............        --                 --              --              --               --                 --
      Class 2............        --              $2,531,265     $24,853,935     $20,170,615       $ 9,569,809        $2,506,077
      Other..............     $15,908,783           --              --              --               --                 --
                              ===========        ==========     ===========     ===========       ===========        ==========
    Market Value
      Class I............        --                 --              --              --               --                 --
      Class II...........        --                 --              --              --               --                 --
      Class X............        --                 --              --              --               --                 --
      Class Y............        --                 --              --              --               --                 --
      Class 1............        --                 --              --              --               --                 --
      Class 2............        --              $3,182,440     $32,188,604     $24,628,317       $12,073,100        $3,624,598
      Other..............     $16,256,484           --              --              --               --                 --
  Due from Hartford Life
   Insurance Company.....          99,963           --                   48         --                  1,906           --
  Receivable from fund
   shares sold...........        --                     299         --                2,406          --                     399
  Other assets...........        --                 --              --              --               --                 --
                              -----------        ----------     -----------     -----------       -----------        ----------
  Total Assets...........      16,356,447         3,182,739      32,188,652      24,630,723        12,075,006         3,624,997
                              -----------        ----------     -----------     -----------       -----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                     298         --                2,406          --                     399
  Payable for fund shares
   purchased.............          99,963           --                   48         --                  1,906           --
  Other liabilities......             786           --                1,153             771               174                 7
                              -----------        ----------     -----------     -----------       -----------        ----------
  Total Liabilities......         100,749               298           1,201           3,177             2,080               406
                              -----------        ----------     -----------     -----------       -----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $16,255,698        $3,182,441     $32,187,451     $24,627,546       $12,072,926        $3,624,591
                              ===========        ==========     ===========     ===========       ===========        ==========


                              BB&T MID CAP
                               GROWTH VIF
                            SUB-ACCOUNT (A)
                           ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............         33,984
                                ========
    Cost
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............       $496,444
                                ========
    Market Value
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............       $532,528
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........             41
  Other assets...........       --
                                --------
  Total Assets...........        532,569
                                --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             41
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                --------
  Total Liabilities......             41
                                --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $532,528
                                ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                              BB&T CAPITAL                          BB&T LARGE        BB&T SPECIAL
                             MANAGER EQUITY     BB&T LARGE CAP    COMPANY GROWTH     OPPORTUNITIES
                                  VIF             VALUE VIF            VIF             EQUITY VIF
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                  --                --                 --
      Class II...........       --                  --                --                 --
      Class X............       --                  --                --                 --
      Class Y............       --                  --                --                 --
      Class 1............       --                  --                --                 --
      Class 2............       --                  --                --                 --
      Other..............         45,676             43,063            38,367             246,715
                                ========           ========          ========          ==========
    Cost
      Class I............       --                  --                --                 --
      Class II...........       --                  --                --                 --
      Class X............       --                  --                --                 --
      Class Y............       --                  --                --                 --
      Class 1............       --                  --                --                 --
      Class 2............       --                  --                --                 --
      Other..............       $470,921           $589,361          $390,693          $3,088,629
                                ========           ========          ========          ==========
    Market Value
      Class I............       --                  --                --                 --
      Class II...........       --                  --                --                 --
      Class X............       --                  --                --                 --
      Class Y............       --                  --                --                 --
      Class 1............       --                  --                --                 --
      Class 2............       --                  --                --                 --
      Other..............       $480,056           $602,888          $394,801          $3,133,280
  Due from Hartford Life
   Insurance Company.....       --                  --                    402                 120
  Receivable from fund
   shares sold...........             33                 49           --                 --
  Other assets...........       --                  --                --                 --
                                --------           --------          --------          ----------
  Total Assets...........        480,089            602,937           395,203           3,133,400
                                --------           --------          --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             34                 49           --                 --
  Payable for fund shares
   purchased.............       --                  --                    402                 120
  Other liabilities......       --                  --                      2                  21
                                --------           --------          --------          ----------
  Total Liabilities......             34                 49               404                 141
                                --------           --------          --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $480,055           $602,888          $394,799          $3,133,259
                                ========           ========          ========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               BB&T TOTAL                                                 EVERGREEN VA
                              RETURN BOND         EVERGREEN VA        EVERGREEN VA       INTERNATIONAL        EVERGREEN VA
                                  VIF            BALANCED FUND        GROWTH FUND         EQUITY FUND          OMEGA FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                    8,644              103,808             15,517              1,147
      Class II...........        --                 --                   --                 --                  --
      Class X............        --                 --                   --                 --                  --
      Class Y............        --                 --                   --                 --                  --
      Class 1............        --                 --                   --                 --                  --
      Class 2............        --                 --                   --                 --                  --
      Other..............         103,972           --                   --                 --                  --
                               ==========           ========           ==========           ========            =======
    Cost
      Class I............        --                 $122,020           $1,478,230           $205,748            $18,642
      Class II...........        --                 --                   --                 --                  --
      Class X............        --                 --                   --                 --                  --
      Class Y............        --                 --                   --                 --                  --
      Class 1............        --                 --                   --                 --                  --
      Class 2............        --                 --                   --                 --                  --
      Other..............      $1,041,860           --                   --                 --                  --
                               ==========           ========           ==========           ========            =======
    Market Value
      Class I............        --                 $122,138           $1,525,976           $222,052            $19,261
      Class II...........        --                 --                   --                 --                  --
      Class X............        --                 --                   --                 --                  --
      Class Y............        --                 --                   --                 --                  --
      Class 1............        --                 --                   --                 --                  --
      Class 2............        --                 --                   --                 --                  --
      Other..............      $1,031,402           --                   --                 --                  --
  Due from Hartford Life
   Insurance Company.....        --                 --                     11,144           --                  --
  Receivable from fund
   shares sold...........              76                 12             --                       22                  3
  Other assets...........        --                 --                         14           --                  --
                               ----------           --------           ----------           --------            -------
  Total Assets...........       1,031,478            122,150            1,537,134            222,074             19,264
                               ----------           --------           ----------           --------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              76                 12             --                       22                  2
  Payable for fund shares
   purchased.............        --                 --                     11,144           --                  --
  Other liabilities......              22           --                   --                       81            --
                               ----------           --------           ----------           --------            -------
  Total Liabilities......              98                 12               11,144                103                  2
                               ----------           --------           ----------           --------            -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,031,380           $122,138           $1,525,990           $221,971            $19,262
                               ==========           ========           ==========           ========            =======

                              EVERGREEN VA       EVERGREEN VA
                             SPECIAL VALUES      FUNDAMENTAL
                                  FUND          LARGE CAP FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............         186,338             2,212
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............        --                 --
                               ==========           =======
    Cost
      Class I............      $3,123,815           $39,607
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............        --                 --
                               ==========           =======
    Market Value
      Class I............      $3,005,629           $39,578
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............        --                 --
  Due from Hartford Life
   Insurance Company.....          79,640           --
  Receivable from fund
   shares sold...........        --                       5
  Other assets...........               7           --
                               ----------           -------
  Total Assets...........       3,085,276            39,583
                               ----------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                       5
  Payable for fund shares
   purchased.............          79,640           --
  Other liabilities......        --                 --
                               ----------           -------
  Total Liabilities......          79,640                 5
                               ----------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,005,636           $39,578
                               ==========           =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                           FIDELITY-REGISTERED TRADEMARK- VIP   FIDELITY(R) VIP            FIDELITY(R) VIP
                                     EQUITY-INCOME                   GROWTH        CONTRAFUND-REGISTERED TRADEMARK-
                                    SUB-ACCOUNT (A)             SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
                           ----------------------------------  ------------------  --------------------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............            --                              --                      --
      Class II...........            --                              --                      --
      Class X............            --                              --                      --
      Class Y............            --                              --                      --
      Class 1............            --                              --                      --
      Class 2............            --                              --                      --
      Other..............                  730,915                    121,714                   1,765,547
                                       ===========                 ==========                 ===========
    Cost
      Class I............            --                              --                      --
      Class II...........            --                              --                      --
      Class X............            --                              --                      --
      Class Y............            --                              --                      --
      Class 1............            --                              --                      --
      Class 2............            --                              --                      --
      Other..............              $17,728,311                 $3,929,326                 $51,279,100
                                       ===========                 ==========                 ===========
    Market Value
      Class I............            --                              --                      --
      Class II...........            --                              --                      --
      Class X............            --                              --                      --
      Class Y............            --                              --                      --
      Class 1............            --                              --                      --
      Class 2............            --                              --                      --
      Other..............              $18,397,121                 $4,051,861                 $54,184,631
  Due from Hartford Life
   Insurance Company.....                   98,802                     61,826                     541,829
  Receivable from fund
   shares sold...........            --                              --                      --
  Other assets...........            --                              --                      --
                                       -----------                 ----------                 -----------
  Total Assets...........               18,495,923                  4,113,687                  54,726,460
                                       -----------                 ----------                 -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            --                              --                      --
  Payable for fund shares
   purchased.............                   98,802                     61,826                     541,829
  Other liabilities......                      702                        157                       1,440
                                       -----------                 ----------                 -----------
  Total Liabilities......                   99,504                     61,983                     543,269
                                       -----------                 ----------                 -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........              $18,396,419                 $4,051,704                 $54,183,191
                                       ===========                 ==========                 ===========


                            FIDELITY(R) VIP
                                MID CAP
                            SUB-ACCOUNT (A)
                           ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Class 1............        --
      Class 2............        --
      Other..............         538,412
                              ===========
    Cost
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Class 1............        --
      Class 2............        --
      Other..............     $17,523,318
                              ===========
    Market Value
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Class 1............        --
      Class 2............        --
      Other..............     $18,666,736
  Due from Hartford Life
   Insurance Company.....         297,460
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              -----------
  Total Assets...........      18,964,196
                              -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............         297,460
  Other liabilities......             319
                              -----------
  Total Liabilities......         297,779
                              -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $18,666,417
                              ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                     FRANKLIN                           TEMPLETON
                                               FRANKLIN SMALL-       STRATEGIC                         DEVELOPING
                            FIDELITY(R) VIP     MID CAP GROWTH   INCOME SECURITIES   MUTUAL SHARES       MARKETS
                            VALUE STRATEGIES   SECURITIES FUND         FUND         SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                 --                --                 --               --
      Class II...........        --                 --                --                 --               --
      Class X............        --                 --                --                 --               --
      Class Y............        --                 --                --                 --               --
      Class 1............        --                 --                 410,380           --               223,192
      Class 2............        --                  201,538          --                  741,180         --
      Other..............          76,625           --                --                 --               --
                               ==========         ==========        ==========        ===========      ==========
    Cost
      Class I............        --                 --                --                 --               --
      Class II...........        --                 --                --                 --               --
      Class X............        --                 --                --                 --               --
      Class Y............        --                 --                --                 --               --
      Class 1............        --                 --              $4,680,137           --            $1,668,122
      Class 2............        --               $3,470,028          --              $10,493,125         --
      Other..............      $1,028,769           --                --                 --               --
                               ==========         ==========        ==========        ===========      ==========
    Market Value
      Class I............        --                 --                --                 --               --
      Class II...........        --                 --                --                 --               --
      Class X............        --                 --                --                 --               --
      Class Y............        --                 --                --                 --               --
      Class 1............        --                 --              $5,101,028           --            $2,452,876
      Class 2............        --               $4,103,305          --              $13,467,249         --
      Other..............      $1,074,281           --                --                 --               --
  Due from Hartford Life
   Insurance Company.....             546              3,360          --                 --               --
  Receivable from fund
   shares sold...........        --                 --                     499              1,413             238
  Other assets...........        --                        3                 4           --               --
                               ----------         ----------        ----------        -----------      ----------
  Total Assets...........       1,074,827          4,106,668         5,101,531         13,468,662       2,453,114
                               ----------         ----------        ----------        -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                     499              1,413             238
  Payable for fund shares
   purchased.............             546              3,360          --                 --               --
  Other liabilities......               8           --                --                       12               7
                               ----------         ----------        ----------        -----------      ----------
  Total Liabilities......             554              3,360               499              1,425             245
                               ----------         ----------        ----------        -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,074,273         $4,103,308        $5,101,032        $13,467,237      $2,452,869
                               ==========         ==========        ==========        ===========      ==========


                               TEMPLETON         FIFTH THIRD
                           GROWTH SECURITIES     BALANCED VIP
                                 FUND                FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)
                           -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............        250,854           --
      Other..............       --                   4,481
                              ==========           =======
    Cost
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............     $2,587,052           --
      Other..............       --                 $53,839
                              ==========           =======
    Market Value
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............     $3,464,293           --
      Other..............       --                 $52,921
  Due from Hartford Life
   Insurance Company.....       --                 --
  Receivable from fund
   shares sold...........            339                 5
  Other assets...........       --                 --
                              ----------           -------
  Total Assets...........      3,464,632            52,926
                              ----------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            339                 4
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......            572           --
                              ----------           -------
  Total Liabilities......            911                 4
                              ----------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $3,463,721           $52,922
                              ==========           =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         FIRST HORIZON
                              FIFTH THIRD                                                   CAPITAL
                           DISCIPLINED VALUE   FIFTH THIRD MID    FIFTH THIRD QUALITY     APPRECIATION
                               VIP FUND          CAP VIP FUND       GROWTH VIP FUND        PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------------  ------------------  -------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --                  --                   --
      Class II...........       --                 --                  --                   --
      Class X............       --                 --                  --                   --
      Class Y............       --                 --                  --                   --
      Class 1............       --                 --                  --                   --
      Class 2............       --                 --                  --                   --
      Other..............        43,068              3,888                5,966                 117
                               ========            =======              =======              ======
    Cost
      Class I............       --                 --                  --                   --
      Class II...........       --                 --                  --                   --
      Class X............       --                 --                  --                   --
      Class Y............       --                 --                  --                   --
      Class 1............       --                 --                  --                   --
      Class 2............       --                 --                  --                   --
      Other..............      $673,253            $63,035              $46,865              $1,540
                               ========            =======              =======              ======
    Market Value
      Class I............       --                 --                  --                   --
      Class II...........       --                 --                  --                   --
      Class X............       --                 --                  --                   --
      Class Y............       --                 --                  --                   --
      Class 1............       --                 --                  --                   --
      Class 2............       --                 --                  --                   --
      Other..............      $676,171            $66,406              $48,146              $1,491
  Due from Hartford Life
   Insurance Company.....           144            --                  --                   --
  Receivable from fund
   shares sold...........       --                       5                    4             --
  Other assets...........       --                 --                  --                   --
                               --------            -------              -------              ------
  Total Assets...........       676,315             66,411               48,150               1,491
                               --------            -------              -------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                       5                    4             --
  Payable for fund shares
   purchased.............           144            --                  --                   --
  Other liabilities......             2            --                  --                   --
                               --------            -------              -------              ------
  Total Liabilities......           146                  5                    4             --
                               --------            -------              -------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $676,169            $66,406              $48,146              $1,491
                               ========            =======              =======              ======

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                   HARTFORD TOTAL   HARTFORD DIVIDEND
                           FIRST HORIZON CORE  HARTFORD ADVISERS  RETURN BOND HLS    AND GROWTH HLS      HARTFORD FOCUS
                            EQUITY PORTFOLIO       HLS FUND             FUND              FUND              HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------------  ----------------  -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                   --                --                 --                --
      Class II...........       --                   --                --                 --                --
      Class X............       --                   --                --                 --                --
      Class Y............       --                   --                --                 --                --
      Class 1............       --                   --                --                 --                --
      Class 2............       --                   --                --                 --                --
      Other..............           781               441,415         7,682,598          2,017,927            21,009
                                 ======           ===========       ===========        ===========          ========
    Cost
      Class I............       --                   --                --                 --                --
      Class II...........       --                   --                --                 --                --
      Class X............       --                   --                --                 --                --
      Class Y............       --                   --                --                 --                --
      Class 1............       --                   --                --                 --                --
      Class 2............       --                   --                --                 --                --
      Other..............        $7,595           $10,389,246       $90,041,626        $42,459,635          $214,381
                                 ======           ===========       ===========        ===========          ========
    Market Value
      Class I............       --                   --                --                 --                --
      Class II...........       --                   --                --                 --                --
      Class X............       --                   --                --                 --                --
      Class Y............       --                   --                --                 --                --
      Class 1............       --                   --                --                 --                --
      Class 2............       --                   --                --                 --                --
      Other..............        $7,284           $ 9,944,778       $86,571,993        $41,852,861          $221,927
  Due from Hartford Life
   Insurance Company.....       --                     62,040           869,546            412,144          --
  Receivable from fund
   shares sold...........             1              --                --                 --                      21
  Other assets...........       --                   --                     181           --                --
                                 ------           -----------       -----------        -----------          --------
  Total Assets...........         7,285            10,006,818        87,441,720         42,265,005           221,948
                                 ------           -----------       -----------        -----------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             1              --                --                 --                      21
  Payable for fund shares
   purchased.............       --                     62,040           869,546            412,144          --
  Other liabilities......       --                        797          --                    2,423          --
                                 ------           -----------       -----------        -----------          --------
  Total Liabilities......             1                62,837           869,546            414,567                21
                                 ------           -----------       -----------        -----------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $7,284           $ 9,943,981       $86,572,174        $41,850,438          $221,927
                                 ======           ===========       ===========        ===========          ========

                            HARTFORD GLOBAL     HARTFORD GLOBAL
                              ADVISERS HLS        LEADERS HLS
                                  FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                  --
      Class II...........        --                  --
      Class X............        --                  --
      Class Y............        --                  --
      Class 1............        --                  --
      Class 2............        --                  --
      Other..............          82,712             106,589
                               ==========          ==========
    Cost
      Class I............        --                  --
      Class II...........        --                  --
      Class X............        --                  --
      Class Y............        --                  --
      Class 1............        --                  --
      Class 2............        --                  --
      Other..............      $1,009,675          $1,900,009
                               ==========          ==========
    Market Value
      Class I............        --                  --
      Class II...........        --                  --
      Class X............        --                  --
      Class Y............        --                  --
      Class 1............        --                  --
      Class 2............        --                  --
      Other..............      $1,032,260          $1,997,549
  Due from Hartford Life
   Insurance Company.....          12,729              43,636
  Receivable from fund
   shares sold...........        --                  --
  Other assets...........        --                  --
                               ----------          ----------
  Total Assets...........       1,044,989           2,041,185
                               ----------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --
  Payable for fund shares
   purchased.............          12,729              43,636
  Other liabilities......               2                 534
                               ----------          ----------
  Total Liabilities......          12,731              44,170
                               ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,032,258          $1,997,015
                               ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                HARTFORD                         HARTFORD GROWTH
                           DISCIPLINED EQUITY  HARTFORD GROWTH    OPPORTUNITIES     HARTFORD HIGH
                                HLS FUND           HLS FUND          HLS FUND       YIELD HLS FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                 --                --                --
      Class II...........        --                 --                --                --
      Class X............        --                 --                --                --
      Class Y............        --                 --                --                --
      Class 1............        --                 --                --                --
      Class 2............        --                 --                --                --
      Other..............       5,133,444            291,085           258,081           440,911
                              ===========         ==========        ==========        ==========
    Cost
      Class I............        --                 --                --                --
      Class II...........        --                 --                --                --
      Class X............        --                 --                --                --
      Class Y............        --                 --                --                --
      Class 1............        --                 --                --                --
      Class 2............        --                 --                --                --
      Other..............     $64,006,099         $3,537,248        $7,642,789        $4,287,775
                              ===========         ==========        ==========        ==========
    Market Value
      Class I............        --                 --                --                --
      Class II...........        --                 --                --                --
      Class X............        --                 --                --                --
      Class Y............        --                 --                --                --
      Class 1............        --                 --                --                --
      Class 2............        --                 --                --                --
      Other..............     $64,988,710         $3,651,309        $7,761,725        $4,321,598
  Due from Hartford Life
   Insurance Company.....         426,373             14,845            45,186            12,262
  Receivable from fund
   shares sold...........        --                 --                --                --
  Other assets...........        --                 --                --                --
                              -----------         ----------        ----------        ----------
  Total Assets...........      65,415,083          3,666,154         7,806,911         4,333,860
                              -----------         ----------        ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                --                --
  Payable for fund shares
   purchased.............         426,373             14,845            45,186            12,262
  Other liabilities......           3,439                 71               285                79
                              -----------         ----------        ----------        ----------
  Total Liabilities......         429,812             14,916            45,471            12,341
                              -----------         ----------        ----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $64,985,271         $3,651,238        $7,761,440        $4,321,519
                              ===========         ==========        ==========        ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                     HARTFORD             HARTFORD            HARTFORD
                                                  INTERNATIONAL        INTERNATIONAL       INTERNATIONAL
                             HARTFORD INDEX    CAPITAL APPRECIATION    SMALL COMPANY       OPPORTUNITIES      HARTFORD MONEY
                                HLS FUND             HLS FUND             HLS FUND            HLS FUND       MARKET HLS FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  --------------------  ------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                  --                    --                  --                 --
      Class II...........        --                  --                    --                  --                 --
      Class X............        --                  --                    --                  --                 --
      Class Y............        --                  --                    --                  --                 --
      Class 1............        --                  --                    --                  --                 --
      Class 2............        --                  --                    --                  --                 --
      Other..............          70,596              470,833              144,186           1,163,976          8,196,074
                               ==========           ==========           ==========         ===========         ==========
    Cost
      Class I............        --                  --                    --                  --                 --
      Class II...........        --                  --                    --                  --                 --
      Class X............        --                  --                    --                  --                 --
      Class Y............        --                  --                    --                  --                 --
      Class 1............        --                  --                    --                  --                 --
      Class 2............        --                  --                    --                  --                 --
      Other..............      $2,243,922           $5,546,792           $2,144,490         $14,676,787         $8,196,074
                               ==========           ==========           ==========         ===========         ==========
    Market Value
      Class I............        --                  --                    --                  --                 --
      Class II...........        --                  --                    --                  --                 --
      Class X............        --                  --                    --                  --                 --
      Class Y............        --                  --                    --                  --                 --
      Class 1............        --                  --                    --                  --                 --
      Class 2............        --                  --                    --                  --                 --
      Other..............      $2,257,180           $5,873,932           $2,139,119         $15,818,804         $8,196,074
  Due from Hartford Life
   Insurance Company.....          41,944                6,074                  142              99,668             37,780
  Receivable from fund
   shares sold...........        --                  --                    --                  --                 --
  Other assets...........        --                  --                    --                  --                       94
                               ----------           ----------           ----------         -----------         ----------
  Total Assets...........       2,299,124            5,880,006            2,139,261          15,918,472          8,233,948
                               ----------           ----------           ----------         -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                    --                  --                 --
  Payable for fund shares
   purchased.............          41,944                6,074                  142              99,668             37,780
  Other liabilities......              33                  265                    3                 531           --
                               ----------           ----------           ----------         -----------         ----------
  Total Liabilities......          41,977                6,339                  145             100,199             37,780
                               ----------           ----------           ----------         -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $2,257,147           $5,873,667           $2,139,116         $15,818,273         $8,196,168
                               ==========           ==========           ==========         ===========         ==========


                           HARTFORD MORTGAGE      HARTFORD
                            SECURITIES HLS    SMALLCAP GROWTH
                                 FUND             HLS FUND
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............        185,168            449,996
                              ==========         ==========
    Cost
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............     $2,122,868         $9,579,623
                              ==========         ==========
    Market Value
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............     $2,129,024         $9,393,984
  Due from Hartford Life
   Insurance Company.....            798             49,023
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                 --
                              ----------         ----------
  Total Assets...........      2,129,822          9,443,007
                              ----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............            799             49,023
  Other liabilities......       --                      941
                              ----------         ----------
  Total Liabilities......            799             49,964
                              ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,129,023         $9,393,043
                              ==========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                                 HARTFORD U.S.
                                                   GOVERNMENT                            HARTFORD VALUE
                             HARTFORD STOCK      SECURITIES HLS      HARTFORD VALUE      OPPORTUNITIES
                                HLS FUND              FUND              HLS FUND            HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............         137,486           2,744,620             146,991             193,913
                               ==========         ===========          ==========          ==========
    Cost
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............      $6,539,222         $30,391,170          $1,607,396          $3,551,557
                               ==========         ===========          ==========          ==========
    Market Value
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............      $6,765,711         $30,432,899          $1,642,912          $3,670,577
  Due from Hartford Life
   Insurance Company.....          21,050             127,861                 812              50,843
  Receivable from fund
   shares sold...........        --                  --                  --                  --
  Other assets...........        --                       105            --                  --
                               ----------         -----------          ----------          ----------
  Total Assets...........       6,786,761          30,560,865           1,643,724           3,721,420
                               ----------         -----------          ----------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                  --                  --
  Payable for fund shares
   purchased.............          21,050             127,861                 812              50,843
  Other liabilities......              56            --                       271                  23
                               ----------         -----------          ----------          ----------
  Total Liabilities......          21,106             127,861               1,083              50,866
                               ----------         -----------          ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $6,765,655         $30,433,004          $1,642,641          $3,670,554
                               ==========         ===========          ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               HUNTINGTON VA      HUNTINGTON VA                         HUNTINGTON VA
                           HARTFORD EQUITY     INCOME EQUITY     DIVIDEND CAPTURE    HUNTINGTON VA     MID CORP AMERICA
                           INCOME HLS FUND          FUND               FUND           GROWTH FUND            FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                --                  --                --                  --
      Class II...........       --                --                  --                --                  --
      Class X............       --                --                  --                --                  --
      Class Y............       --                --                  --                --                  --
      Class 1............       --                --                  --                --                  --
      Class 2............       --                --                  --                --                  --
      Other..............        130,785            64,091             142,200            31,043              60,490
                              ==========          ========          ==========          ========          ==========
    Cost
      Class I............       --                --                  --                --                  --
      Class II...........       --                --                  --                --                  --
      Class X............       --                --                  --                --                  --
      Class Y............       --                --                  --                --                  --
      Class 1............       --                --                  --                --                  --
      Class 2............       --                --                  --                --                  --
      Other..............     $1,566,347          $743,276          $1,763,939          $278,458          $  961,325
                              ==========          ========          ==========          ========          ==========
    Market Value
      Class I............       --                --                  --                --                  --
      Class II...........       --                --                  --                --                  --
      Class X............       --                --                  --                --                  --
      Class Y............       --                --                  --                --                  --
      Class 1............       --                --                  --                --                  --
      Class 2............       --                --                  --                --                  --
      Other..............     $1,570,151          $754,986          $1,764,702          $278,453          $  997,478
  Due from Hartford Life
   Insurance Company.....          3,125             1,496              15,593          --                    12,791
  Receivable from fund
   shares sold...........       --                --                  --                      25            --
  Other assets...........       --                --                  --                --                  --
                              ----------          --------          ----------          --------          ----------
  Total Assets...........      1,573,276           756,482           1,780,295           278,478           1,010,269
                              ----------          --------          ----------          --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                  --                      25            --
  Payable for fund shares
   purchased.............          3,125             1,496              15,593          --                    12,791
  Other liabilities......            278                44                  79               105                 202
                              ----------          --------          ----------          --------          ----------
  Total Liabilities......          3,403             1,540              15,672               130              12,993
                              ----------          --------          ----------          --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,569,873          $754,942          $1,764,623          $278,348          $  997,276
                              ==========          ========          ==========          ========          ==========

                             HUNTINGTON VA      HUNTINGTON VA
                              NEW ECONOMY      ROTATING MARKETS
                                  FUND               FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............         42,345             1,872
                                ========           =======
    Cost
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............       $658,923           $22,450
                                ========           =======
    Market Value
      Class I............       --                 --
      Class II...........       --                 --
      Class X............       --                 --
      Class Y............       --                 --
      Class 1............       --                 --
      Class 2............       --                 --
      Other..............       $688,959           $23,773
  Due from Hartford Life
   Insurance Company.....       --                 --
  Receivable from fund
   shares sold...........             57                 2
  Other assets...........       --                 --
                                --------           -------
  Total Assets...........        689,016            23,775
                                --------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             57                 2
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......             55                 2
                                --------           -------
  Total Liabilities......            112                 4
                                --------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $688,904           $23,771
                                ========           =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       HUNTINGTON VA
                             HUNTINGTON VA                         HUNTINGTON VA        SITUS SMALL
                             INTERNATIONAL      HUNTINGTON VA         MORTGAGE              CAP
                              EQUITY FUND       MACRO 100 FUND    SECURITIES FUND           FUND
                            SUB-ACCOUNT (C)    SUB-ACCOUNT (A)    SUB-ACCOUNT (C)     SUB-ACCOUNT (A)
                           ------------------  ----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                  --                --                   --
      Class II...........       --                  --                --                   --
      Class X............       --                  --                --                   --
      Class Y............       --                  --                --                   --
      Class 1............       --                  --                --                   --
      Class 2............       --                  --                --                   --
      Other..............         5,687              57,750             9,079                89,446
                                =======            ========           =======            ==========
    Cost
      Class I............       --                  --                --                   --
      Class II...........       --                  --                --                   --
      Class X............       --                  --                --                   --
      Class Y............       --                  --                --                   --
      Class 1............       --                  --                --                   --
      Class 2............       --                  --                --                   --
      Other..............       $67,949            $640,853           $96,003            $1,212,930
                                =======            ========           =======            ==========
    Market Value
      Class I............       --                  --                --                   --
      Class II...........       --                  --                --                   --
      Class X............       --                  --                --                   --
      Class Y............       --                  --                --                   --
      Class 1............       --                  --                --                   --
      Class 2............       --                  --                --                   --
      Other..............       $72,054            $674,514           $96,690            $1,247,771
  Due from Hartford Life
   Insurance Company.....       --                      985           --                   --
  Receivable from fund
   shares sold...........             5             --                      7                     5
  Other assets...........       --                  --                --                   --
                                -------            --------           -------            ----------
  Total Assets...........        72,059             675,499            96,697             1,247,776
                                -------            --------           -------            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             5             --                      7                     5
  Payable for fund shares
   purchased.............       --                      985           --                   --
  Other liabilities......       --                       52                 2                   155
                                -------            --------           -------            ----------
  Total Liabilities......             5               1,037                 9                   160
                                -------            --------           -------            ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $72,054            $674,462           $96,688            $1,247,616
                                =======            ========           =======            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              LORD ABBETT         LORD ABBETT        LORD ABBETT       LORD ABBETT        LORD ABBETT
                               ALL VALUE        AMERICA'S VALUE     BOND-DEBENTURE      GROWTH AND         LARGE-CAP
                               PORTFOLIO           PORTFOLIO          PORTFOLIO      INCOME PORTFOLIO    CORE PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                  --                 --                --                --
      Class II...........        --                  --                 --                --                --
      Class X............        --                  --                 --                --                --
      Class Y............        --                  --                 --                --                --
      Class 1............        --                  --                 --                --                --
      Class 2............        --                  --                 --                --                --
      Other..............         119,876             122,123            386,366           479,422            66,750
                               ==========          ==========         ==========       ===========          ========
    Cost
      Class I............        --                  --                 --                --                --
      Class II...........        --                  --                 --                --                --
      Class X............        --                  --                 --                --                --
      Class Y............        --                  --                 --                --                --
      Class 1............        --                  --                 --                --                --
      Class 2............        --                  --                 --                --                --
      Other..............      $1,713,331          $1,722,908         $4,645,018       $12,950,434          $707,526
                               ==========          ==========         ==========       ===========          ========
    Market Value
      Class I............        --                  --                 --                --                --
      Class II...........        --                  --                 --                --                --
      Class X............        --                  --                 --                --                --
      Class Y............        --                  --                 --                --                --
      Class 1............        --                  --                 --                --                --
      Class 2............        --                  --                 --                --                --
      Other..............      $1,776,559          $1,701,176         $4,439,341       $12,541,685          $724,901
  Due from Hartford Life
   Insurance Company.....          36,157               4,587              7,605            43,851          --
  Receivable from fund
   shares sold...........        --                  --                 --                --                      62
  Other assets...........        --                  --                 --                --                --
                               ----------          ----------         ----------       -----------          --------
  Total Assets...........       1,812,716           1,705,763          4,446,946        12,585,536           724,963
                               ----------          ----------         ----------       -----------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                 --                --                      62
  Payable for fund shares
   purchased.............          36,158               4,587              7,605            43,851          --
  Other liabilities......        --                        74                  7               157                26
                               ----------          ----------         ----------       -----------          --------
  Total Liabilities......          36,158               4,661              7,612            44,008                88
                               ----------          ----------         ----------       -----------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,776,558          $1,701,102         $4,439,334       $12,541,528          $724,875
                               ==========          ==========         ==========       ===========          ========

                            MFS CAPITAL
                           OPPORTUNITIES  MFS EMERGING
                              SERIES      GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --             --
      Class II...........      --             --
      Class X............      --
      Class Y............      --             --
      Class 1............      --             --
      Class 2............      --             --
      Other..............       71,003        35,341
                            ==========      ========
    Cost
      Class I............      --             --
      Class II...........      --             --
      Class X............      --             --
      Class Y............      --             --
      Class 1............      --             --
      Class 2............      --             --
      Other..............   $1,080,667      $814,809
                            ==========      ========
    Market Value
      Class I............      --             --
      Class II...........      --             --
      Class X............      --             --
      Class Y............      --             --
      Class 1............      --             --
      Class 2............      --             --
      Other..............   $  972,030      $676,079
  Due from Hartford Life
   Insurance Company.....      --             --
  Receivable from fund
   shares sold...........           83            64
  Other assets...........      --             --
                            ----------      --------
  Total Assets...........      972,113       676,143
                            ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           82            64
  Payable for fund shares
   purchased.............      --             --
  Other liabilities......      --             --
                            ----------      --------
  Total Liabilities......           82            64
                            ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $  972,031      $676,079
                            ==========      ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                           MFS INVESTORS
                           GROWTH STOCK   MFS INVESTORS  MFS TOTAL RETURN  EQUITY AND
                              SERIES      TRUST SERIES        SERIES         INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ----------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --             --              --              --
      Class II...........      --             --              --              15,498
      Class X............      --             --              --              --
      Class Y............      --             --              --              --
      Class 1............      --             --              --              --
      Class 2............      --             --              --              --
      Other..............      53,967          64,933          718,479        --
                             ========      ==========      ===========      ========
    Cost
      Class I............      --             --              --              --
      Class II...........      --             --              --            $199,298
      Class X............      --             --              --              --
      Class Y............      --             --              --              --
      Class 1............      --             --              --              --
      Class 2............      --             --              --              --
      Other..............    $586,443      $1,066,396      $13,443,369        --
                             ========      ==========      ===========      ========
    Market Value
      Class I............      --             --              --              --
      Class II...........      --             --              --            $212,170
      Class X............      --             --              --              --
      Class Y............      --             --              --              --
      Class 1............      --             --              --              --
      Class 2............      --             --              --              --
      Other..............    $534,274      $1,252,554      $14,865,328        --
  Due from Hartford Life
   Insurance Company.....      --             --              --              --
  Receivable from fund
   shares sold...........          47              32            1,711            24
  Other assets...........      --             --              --              --
                             --------      ----------      -----------      --------
  Total Assets...........     534,321       1,252,586       14,867,039       212,194
                             --------      ----------      -----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          46              32            1,711            23
  Payable for fund shares
   purchased.............      --             --              --              --
  Other liabilities......      --                   4              566        --
                             --------      ----------      -----------      --------
  Total Liabilities......          46              36            2,277            23
                             --------      ----------      -----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $534,275      $1,252,550      $14,864,762      $212,171
                             ========      ==========      ===========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           CORE PLUS FIXED  EMERGING MARKETS  EMERGING MARKETS
                               INCOME             DEBT             EQUITY       TECHNOLOGY   HIGH YIELD    MID CAP GROWTH
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ---------------  ----------------  ----------------  -----------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      1,240,962          114,563            70,101        51,147       312,017        --
      Class II...........       --               --                 161,032        --            --             144,219
      Class X............       --               --                --              --            --            --
      Class Y............       --               --                --              --            --            --
      Class 1............       --               --                --              --            --            --
      Class 2............       --               --                --              --            --            --
      Other..............       --               --                --              --            --            --
                             ===========       ==========        ==========      ========    ==========      ==========
    Cost
      Class I............    $13,903,291       $  922,634        $  742,902      $233,255    $2,540,231        --
      Class II...........       --               --               2,105,661        --            --          $1,638,393
      Class X............       --               --                --              --            --            --
      Class Y............       --               --                --              --            --            --
      Class 1............       --               --                --              --            --            --
      Class 2............       --               --                --              --            --            --
      Other..............       --               --                --              --            --            --
                             ===========       ==========        ==========      ========    ==========      ==========
    Market Value
      Class I............    $14,308,290       $1,035,653        $1,032,595      $183,107    $2,121,719        --
      Class II...........       --               --               2,368,775        --            --          $1,750,821
      Class X............       --               --                --              --            --            --
      Class Y............       --               --                --              --            --            --
      Class 1............       --               --                --              --            --            --
      Class 2............       --               --                --              --            --            --
      Other..............       --               --                --              --            --            --
  Due from Hartford Life
   Insurance Company.....       --               --                   8,631        --            --              23,743
  Receivable from fund
   shares sold...........         15,228              101          --                  16           178        --
  Other assets...........       --               --                --              --            --            --
                             -----------       ----------        ----------      --------    ----------      ----------
  Total Assets...........     14,323,518        1,035,754         3,410,001       183,123     2,121,897       1,774,564
                             -----------       ----------        ----------      --------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         15,229              100          --                  16           178        --
  Payable for fund shares
   purchased.............       --               --                   8,631        --            --              23,743
  Other liabilities......       --               --                       7        --            --                  21
                             -----------       ----------        ----------      --------    ----------      ----------
  Total Liabilities......         15,229              100             8,638            16           178          23,764
                             -----------       ----------        ----------      --------    ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $14,308,289       $1,035,654        $3,401,363      $183,107    $2,121,719      $1,750,800
                             ===========       ==========        ==========      ========    ==========      ==========


                           U.S. MID CAP
                              VALUE
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      294,982
      Class II...........       79,174
      Class X............      --
      Class Y............      --
      Class 1............      --
      Class 2............      --
      Other..............      --
                            ==========
    Cost
      Class I............   $4,204,762
      Class II...........    1,425,285
      Class X............      --
      Class Y............      --
      Class 1............      --
      Class 2............      --
      Other..............      --
                            ==========
    Market Value
      Class I............   $5,530,906
      Class II...........    1,480,549
      Class X............      --
      Class Y............      --
      Class 1............      --
      Class 2............      --
      Other..............      --
  Due from Hartford Life
   Insurance Company.....       17,941
  Receivable from fund
   shares sold...........      --
  Other assets...........            3
                            ----------
  Total Assets...........    7,029,399
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       17,941
  Other liabilities......      --
                            ----------
  Total Liabilities......       17,941
                            ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $7,011,458
                            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005


                             AMERICAN                         CAPITAL     DEVELOPING
                           OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES    GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --              --             --
      Class II...........       --             --              --             --
      Class X............       939,676         529,547        257,850       194,678
      Class Y............       189,442         112,584        202,696        43,810
      Class 1............       --             --              --             --
      Class 2............       --             --              --             --
      Other..............       --             --              --             --
                            ===========     ===========     ==========    ==========
    Cost
      Class I............       --             --              --             --
      Class II...........       --             --              --             --
      Class X............   $14,241,531     $ 7,279,024     $2,958,369    $3,094,173
      Class Y............     4,292,502       1,658,887      2,943,492       877,024
      Class 1............       --             --              --             --
      Class 2............       --             --              --             --
      Other..............       --             --              --             --
                            ===========     ===========     ==========    ==========
    Market Value
      Class I............       --             --              --             --
      Class II...........       --             --              --             --
      Class X............   $16,153,026     $ 8,938,762     $3,019,425    $4,623,598
      Class Y............     3,239,465       1,895,913      2,341,139     1,026,034
      Class 1............       --             --              --             --
      Class 2............       --             --              --             --
      Other..............       --             --              --             --
  Due from Hartford Life
   Insurance Company.....       --             --              --             --
  Receivable from fund
   shares sold...........         2,458             850          1,105           455
  Other assets...........           102               7        --             --
                            -----------     -----------     ----------    ----------
  Total Assets...........    19,395,051      10,835,532      5,361,669     5,650,087
                            -----------     -----------     ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         2,458             850          1,105           455
  Payable for fund shares
   purchased.............       --             --              --             --
  Other liabilities......       --             --                    3             2
                            -----------     -----------     ----------    ----------
  Total Liabilities......         2,458             850          1,108           457
                            -----------     -----------     ----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $19,392,593     $10,834,682     $5,360,561    $5,649,630
                            ===========     ===========     ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________


                                                                                                                    EQUALLY-WEIGHTED
                           FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH     MONEY MARKET   UTILITIES       S&P 500
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  -------------  -----------  ------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --               --              --             --           --            --            --
      Class II...........       --               --              --             --           --            --            --
      Class X............       452,105         1,625,449        451,960       182,315     4,272,671      243,129         678,887
      Class Y............       294,305           182,647         46,768        52,021     2,535,186       58,439         391,201
      Class 1............       --               --              --             --           --            --            --
      Class 2............       --               --              --             --           --            --            --
      Other..............       --               --              --             --           --            --            --
                             ==========       ===========     ==========    ==========    ==========   ==========     ===========
    Cost
      Class I............       --               --              --             --           --            --            --
      Class II...........       --               --              --             --           --            --            --
      Class X............    $4,583,242       $25,080,142     $5,168,029    $2,448,392    $4,272,671   $3,491,076     $ 9,028,533
      Class Y............     2,219,503         2,716,869        638,281       950,152     2,535,186    1,309,345       7,526,668
      Class 1............       --               --              --             --           --            --            --
      Class 2............       --               --              --             --           --            --            --
      Other..............       --               --              --             --           --            --            --
                             ==========       ===========     ==========    ==========    ==========   ==========     ===========
    Market Value
      Class I............       --               --              --             --           --            --            --
      Class II...........       --               --              --             --           --            --            --
      Class X............    $3,322,970       $26,787,403     $7,592,936    $3,192,339    $4,272,670   $5,210,258     $17,454,191
      Class Y............     2,154,316         3,006,374        780,085       901,529     2,535,186    1,251,771       9,967,803
      Class 1............       --               --              --             --           --            --            --
      Class 2............       --               --              --             --           --            --            --
      Other..............       --               --              --             --           --            --            --
  Due from Hartford Life
   Insurance Company.....       --               --              --             --           --            --            --
  Receivable from fund
   shares sold...........           792             3,696            722         2,342           484          509           4,158
  Other assets...........             3                85            111             3            13       --                 379
                             ----------       -----------     ----------    ----------    ----------   ----------     -----------
  Total Assets...........     5,478,081        29,797,558      8,373,854     4,096,213     6,808,353    6,462,538      27,426,531
                             ----------       -----------     ----------    ----------    ----------   ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           792             3,696            722         2,342           484          509           4,157
  Payable for fund shares
   purchased.............       --               --              --             --           --            --            --
  Other liabilities......       --               --              --             --           --                25        --
                             ----------       -----------     ----------    ----------    ----------   ----------     -----------
  Total Liabilities......           792             3,696            722         2,342           484          534           4,157
                             ----------       -----------     ----------    ----------    ----------   ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $5,477,289       $29,793,862     $8,373,132    $4,093,871    $6,807,869   $6,462,004     $27,422,374
                             ==========       ===========     ==========    ==========    ==========   ==========     ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005


                           SMALL COMPANY                     MTB LARGE CAP     MTB LARGE CAP
                              GROWTH      GLOBAL FRANCHISE   GROWTH FUND II    VALUE FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --              --                --                --
      Class II...........      30,701           63,404           --                --
      Class X............      --              --                --                --
      Class Y............      --              --                --                --
      Class 1............      --              --                --                --
      Class 2............      --              --                --                --
      Other..............      --              --                 29,341            43,188
                             ========         ========          ========          ========
    Cost
      Class I............      --              --                --                --
      Class II...........    $482,950         $872,670           --                --
      Class X............      --              --                --                --
      Class Y............      --              --                --                --
      Class 1............      --              --                --                --
      Class 2............      --              --                --                --
      Other..............      --              --               $292,175          $460,842
                             ========         ========          ========          ========
    Market Value
      Class I............      --              --                --                --
      Class II...........    $532,968         $977,692           --                --
      Class X............      --              --                --                --
      Class Y............      --              --                --                --
      Class 1............      --              --                --                --
      Class 2............      --              --                --                --
      Other..............      --              --               $295,754          $476,369
  Due from Hartford Life
   Insurance Company.....          24          --                --                    875
  Receivable from fund
   shares sold...........      --                   99                25           --
  Other assets...........      --              --                --                --
                             --------         --------          --------          --------
  Total Assets...........     532,992          977,791           295,779           477,244
                             --------         --------          --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  100                25           --
  Payable for fund shares
   purchased.............          24          --                --                    875
  Other liabilities......      --              --                --                     11
                             --------         --------          --------          --------
  Total Liabilities......          24              100                25               886
                             --------         --------          --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $532,968         $977,691          $295,754          $476,358
                             ========         ========          ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                              MTB MANAGED        MTB MANAGED        MTB MANAGED
                           ALLOCATION FUND--  ALLOCATION FUND--  ALLOCATION FUND--     OPPENHEIMER        OPPENHEIMER
                               MODERATE          AGGRESSIVE        CONSERVATIVE     AGGRESSIVE GROWTH       CAPITAL
                               GROWTH II          GROWTH II          GROWTH II            FUND         APPRECIATION FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (C)    SUB-ACCOUNT (C)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                 --                 --                 --                  --
      Class II...........       --                 --                 --                 --                  --
      Class X............       --                 --                 --                 --                  --
      Class Y............       --                 --                 --                 --                  --
      Class 1............       --                 --                 --                 --                  --
      Class 2............       --                 --                 --                 --                  --
      Other..............        147,267             6,250              9,142             16,012              281,974
                              ==========           =======            =======           ========          ===========
    Cost
      Class I............       --                 --                 --                 --                  --
      Class II...........       --                 --                 --                 --                  --
      Class X............       --                 --                 --                 --                  --
      Class Y............       --                 --                 --                 --                  --
      Class 1............       --                 --                 --                 --                  --
      Class 2............       --                 --                 --                 --                  --
      Other..............     $1,514,357           $66,970            $92,257           $742,942          $10,417,882
                              ==========           =======            =======           ========          ===========
    Market Value
      Class I............       --                 --                 --                 --                  --
      Class II...........       --                 --                 --                 --                  --
      Class X............       --                 --                 --                 --                  --
      Class Y............       --                 --                 --                 --                  --
      Class 1............       --                 --                 --                 --                  --
      Class 2............       --                 --                 --                 --                  --
      Other..............     $1,531,579           $67,245            $92,881           $782,488          $10,779,848
  Due from Hartford Life
   Insurance Company.....       --                 --                 --                  18,084               89,554
  Receivable from fund
   shares sold...........            121                 6                  8            --                  --
  Other assets...........       --                 --                 --                 --                  --
                              ----------           -------            -------           --------          -----------
  Total Assets...........      1,531,700            67,251             92,889            800,572           10,869,402
                              ----------           -------            -------           --------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            120                 6                  8            --                  --
  Payable for fund shares
   purchased.............       --                 --                 --                  18,084               89,554
  Other liabilities......       --                 --                     172                 24                  286
                              ----------           -------            -------           --------          -----------
  Total Liabilities......            120                 6                180             18,108               89,840
                              ----------           -------            -------           --------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,531,580           $67,245            $92,709           $782,464          $10,779,562
                              ==========           =======            =======           ========          ===========


                              OPPENHEIMER
                                 GLOBAL          OPPENHEIMER
                            SECURITIES FUND    MAIN STREET FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                 --
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............         520,193             83,849
                              ===========         ==========
    Cost
      Class I............        --                 --
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............     $16,138,756         $1,760,164
                              ===========         ==========
    Market Value
      Class I............        --                 --
      Class II...........        --                 --
      Class X............        --                 --
      Class Y............        --                 --
      Class 1............        --                 --
      Class 2............        --                 --
      Other..............     $17,249,615         $1,813,648
  Due from Hartford Life
   Insurance Company.....         175,829             26,937
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                 --
                              -----------         ----------
  Total Assets...........      17,425,444          1,840,585
                              -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............         175,829             26,937
  Other liabilities......             735                 97
                              -----------         ----------
  Total Liabilities......         176,564             27,034
                              -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $17,248,880         $1,813,551
                              ===========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception July 5, 2005 to December 31, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                              OPPENHEIMER
                              MAIN STREET            PUTNAM              PUTNAM
                               SMALL CAP          DIVERSIFIED         GLOBAL ASSET       PUTNAM GROWTH
                                  FUND               INCOME            ALLOCATION          AND INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............         781,718             579,683             144,486              37,432
                              ===========          ==========          ==========          ==========
    Cost
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............     $12,724,479          $5,036,759          $2,107,620          $  954,186
                              ===========          ==========          ==========          ==========
    Market Value
      Class I............        --                  --                  --                  --
      Class II...........        --                  --                  --                  --
      Class X............        --                  --                  --                  --
      Class Y............        --                  --                  --                  --
      Class 1............        --                  --                  --                  --
      Class 2............        --                  --                  --                  --
      Other..............     $13,336,102          $5,078,023          $2,175,966          $  986,322
  Due from Hartford Life
   Insurance Company.....         109,277              80,559               1,682              18,882
  Receivable from fund
   shares sold...........        --                  --                  --                  --
  Other assets...........        --                  --                       973            --
                              -----------          ----------          ----------          ----------
  Total Assets...........      13,445,379           5,158,582           2,178,621           1,005,204
                              -----------          ----------          ----------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                  --                  --
  Payable for fund shares
   purchased.............         109,277              80,558               1,682              18,882
  Other liabilities......           1,068            --                  --                         9
                              -----------          ----------          ----------          ----------
  Total Liabilities......         110,345              80,558               1,682              18,891
                              -----------          ----------          ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $13,335,034          $5,078,024          $2,176,939          $  986,313
                              ===========          ==========          ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                 PUTNAM                                                                    PUTNAM THE
                             INTERNATIONAL                           PUTNAM NEW      PUTNAM SMALL CAP    GEORGE PUTNAM
                                 EQUITY        PUTNAM INVESTORS        VALUE              VALUE          FUND OF BOSTON
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ------------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                 --                 --                 --                 --
      Class II...........        --                 --                 --                 --                 --
      Class X............        --                 --                 --                 --                 --
      Class Y............        --                 --                 --                 --                 --
      Class 1............        --                 --                 --                 --                 --
      Class 2............        --                 --                 --                 --                 --
      Other..............       1,170,596            73,682             147,912            527,198            116,053
                              ===========          ========          ==========        ===========         ==========
    Cost
      Class I............        --                 --                 --                 --                 --
      Class II...........        --                 --                 --                 --                 --
      Class X............        --                 --                 --                 --                 --
      Class Y............        --                 --                 --                 --                 --
      Class 1............        --                 --                 --                 --                 --
      Class 2............        --                 --                 --                 --                 --
      Other..............     $17,768,892          $756,016          $2,450,003        $11,802,249         $1,348,262
                              ===========          ========          ==========        ===========         ==========
    Market Value
      Class I............        --                 --                 --                 --                 --
      Class II...........        --                 --                 --                 --                 --
      Class X............        --                 --                 --                 --                 --
      Class Y............        --                 --                 --                 --                 --
      Class 1............        --                 --                 --                 --                 --
      Class 2............        --                 --                 --                 --                 --
      Other..............     $19,033,896          $792,813          $2,535,213        $12,088,639         $1,365,939
  Due from Hartford Life
   Insurance Company.....         116,089            39,933              15,715            174,427              7,309
  Receivable from fund
   shares sold...........        --                 --                 --                 --                 --
  Other assets...........        --                 --                 --                 --                 --
                              -----------          --------          ----------        -----------         ----------
  Total Assets...........      19,149,985           832,746           2,550,928         12,263,066          1,373,248
                              -----------          --------          ----------        -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                 --                 --                 --
  Payable for fund shares
   purchased.............         116,089            39,933              15,715            174,427              7,309
  Other liabilities......             939                 4                  21              1,126                  6
                              -----------          --------          ----------        -----------         ----------
  Total Liabilities......         117,028            39,937              15,736            175,553              7,315
                              -----------          --------          ----------        -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $19,032,957          $792,809          $2,535,192        $12,087,513         $1,365,933
                              ===========          ========          ==========        ===========         ==========


                              PUTNAM VISTA      PUTNAM VOYAGER
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --                  --
      Class II...........       --                  --
      Class X............       --                  --
      Class Y............       --                  --
      Class 1............       --                  --
      Class 2............       --                  --
      Other..............         24,924              53,129
                                ========          ==========
    Cost
      Class I............       --                  --
      Class II...........       --                  --
      Class X............       --                  --
      Class Y............       --                  --
      Class 1............       --                  --
      Class 2............       --                  --
      Other..............       $329,672          $1,450,544
                                ========          ==========
    Market Value
      Class I............       --                  --
      Class II...........       --                  --
      Class X............       --                  --
      Class Y............       --                  --
      Class 1............       --                  --
      Class 2............       --                  --
      Other..............       $347,444          $1,516,830
  Due from Hartford Life
   Insurance Company.....         39,811             121,323
  Receivable from fund
   shares sold...........       --                  --
  Other assets...........       --                  --
                                --------          ----------
  Total Assets...........        387,255           1,638,153
                                --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  --
  Payable for fund shares
   purchased.............         39,811             121,323
  Other liabilities......              7                  12
                                --------          ----------
  Total Liabilities......         39,818             121,335
                                --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $347,437          $1,516,818
                                ========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                                   PIONEER OAK RIDGE
                               PIONEER FUND        LARGE CAP GROWTH        PIONEER VALUE
                               VCT PORTFOLIO         VCT PORTFOLIO         VCT PORTFOLIO      ENTERPRISE
                            SUB-ACCOUNT (A)(D)    SUB-ACCOUNT (A)(E)    SUB-ACCOUNT (A)(F)    SUB-ACCOUNT
                           ---------------------  -------------------  ---------------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                     --                   --                   49,349
      Class II...........          22,037                 26,264               14,298             58,197
      Class X............        --                     --                   --                   --
      Class Y............        --                     --                   --                   --
      Class 1............        --                     --                   --                   --
      Class 2............        --                     --                   --                   --
      Other..............        --                     --                   --                   --
                                 ========               ========             ========         ==========
    Cost
      Class I............        --                     --                   --               $1,074,090
      Class II...........        $463,003               $309,646             $194,275            944,769
      Class X............        --                     --                   --                   --
      Class Y............        --                     --                   --                   --
      Class 1............        --                     --                   --                   --
      Class 2............        --                     --                   --                   --
      Other..............        --                     --                   --                   --
                                 ========               ========             ========         ==========
    Market Value
      Class I............        --                     --                   --               $  720,501
      Class II...........        $473,582               $314,645             $199,033            849,679
      Class X............        --                     --                   --                   --
      Class Y............        --                     --                   --                   --
      Class 1............        --                     --                   --                   --
      Class 2............        --                     --                   --                   --
      Other..............        --                     --                   --                   --
  Due from Hartford Life
   Insurance Company.....        --                     --                   --                   --
  Receivable from fund
   shares sold...........              51                     34                   22                141
  Other assets...........        --                           35             --                   --
                                 --------               --------             --------         ----------
  Total Assets...........         473,633                314,714              199,055          1,570,321
                                 --------               --------             --------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              51                     34                   23                141
  Payable for fund shares
   purchased.............        --                     --                   --                   --
  Other liabilities......        --                           34             --                   --
                                 --------               --------             --------         ----------
  Total Liabilities......              51                     68                   23                141
                                 --------               --------             --------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $473,582               $314,646             $199,032         $1,570,180
                                 ========               ========             ========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(e) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(f) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                       WELLS FARGO
                                                                                                     ADVANTAGE LARGE
                           GROWTH AND                                    AGGRESSIVE     GOVERNMENT    COMPANY GROWTH
                             INCOME      COMSTOCK    EMERGING GROWTH  GROWTH PORTFOLIO   PORTFOLIO         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------  ---------------  ----------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      112,841      --           --                --              --            --
      Class II...........      547,407    2,075,615        9,185            38,551         40,995        --
      Class X............      --           --           --                --              --            --
      Class Y............      --           --           --                --              --            --
      Class 1............      --           --           --                --              --            --
      Class 2............      --           --           --                --              --            --
      Other..............      --           --           --                --              --                806
                           ===========  ===========     ========          ========       ========         ======
    Cost
      Class I............  $ 1,775,092      --           --                --              --            --
      Class II...........    9,947,779  $27,184,679     $222,645          $187,811       $385,177        --
      Class X............      --           --           --                --              --            --
      Class Y............      --           --           --                --              --            --
      Class 1............      --           --           --                --              --            --
      Class 2............      --           --           --                --              --            --
      Other..............      --           --           --                --              --             $7,588
                           ===========  ===========     ========          ========       ========         ======
    Market Value
      Class I............  $ 2,312,106      --           --                --              --            --
      Class II...........   11,199,956  $28,332,139     $255,431          $208,177       $386,176        --
      Class X............      --           --           --                --              --            --
      Class Y............      --           --           --                --              --            --
      Class 1............      --           --           --                --              --            --
      Class 2............      --           --           --                --              --            --
      Other..............      --           --           --                --              --             $7,555
  Due from Hartford Life
   Insurance Company.....       94,377      205,761      --                --                  37        --
  Receivable from fund
   shares sold...........      --           --                27                23         --            --
  Other assets...........      --           --           --                --              --            --
                           -----------  -----------     --------          --------       --------         ------
  Total Assets...........   13,606,439   28,537,900      255,458           208,200        386,213          7,555
                           -----------  -----------     --------          --------       --------         ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --                27                23         --                  3
  Payable for fund shares
   purchased.............       94,377      205,761      --                --                  38        --
  Other liabilities......          215          472            4           --              --            --
                           -----------  -----------     --------          --------       --------         ------
  Total Liabilities......       94,592      206,233           31                23             38              3
                           -----------  -----------     --------          --------       --------         ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $13,511,847  $28,331,667     $255,427          $208,177       $386,175         $7,552
                           ===========  ===========     ========          ========       ========         ======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                                STI CLASSIC VT
                             WELLS FARGO           LARGE CAP          STI CLASSIC VT       STI CLASSIC VT
                           ADVANTAGE SMALL      RELATIVE VALUE        MID-CAP EQUITY       LARGE CAP VALUE
                           CAP GROWTH FUND           FUND                  FUND              EQUITY FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)(G)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)(H)
                           ----------------  ---------------------  ------------------  ---------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --                  --                    --                   --
      Class II...........      --                  --                    --                   --
      Class X............      --                  --                    --                   --
      Class Y............      --                  --                    --                   --
      Class 1............      --                  --                    --                   --
      Class 2............      --                  --                    --                   --
      Other..............          578                4,637                3,925                42,083
                                ======              =======              =======              ========
    Cost
      Class I............      --                  --                    --                   --
      Class II...........      --                  --                    --                   --
      Class X............      --                  --                    --                   --
      Class Y............      --                  --                    --                   --
      Class 1............      --                  --                    --                   --
      Class 2............      --                  --                    --                   --
      Other..............       $4,761              $56,434              $52,601              $605,786
                                ======              =======              =======              ========
    Market Value
      Class I............      --                  --                    --                   --
      Class II...........      --                  --                    --                   --
      Class X............      --                  --                    --                   --
      Class Y............      --                  --                    --                   --
      Class 1............      --                  --                    --                   --
      Class 2............      --                  --                    --                   --
      Other..............       $4,820              $57,358              $53,032              $615,258
  Due from Hartford Life
   Insurance Company.....      --                  --                    --                        504
  Receivable from fund
   shares sold...........      --                         6                    5              --
  Other assets...........      --                  --                    --                   --
                                ------              -------              -------              --------
  Total Assets...........        4,820               57,364               53,037               615,762
                                ------              -------              -------              --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3                    6                    5              --
  Payable for fund shares
   purchased.............      --                  --                    --                        504
  Other liabilities......      --                  --                    --                         27
                                ------              -------              -------              --------
  Total Liabilities......            3                    6                    5                   531
                                ------              -------              -------              --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $4,817              $57,358              $53,032              $615,231
                                ======              =======              =======              ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(g) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective August 1, 2005.
(h) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective August 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.15%       50,342   $10.678542  $    537,579
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.35%       94,424    10.660662     1,006,620
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.45%       47,355    10.651725       504,409
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.60%       31,551    10.638345       335,650
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.65%      152,166    10.633892     1,618,117
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.80%        9,591    10.620529       101,857
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.90%        4,169    10.611627        44,237
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     1.95%       46,354    10.607178       491,680
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     2.10%       92,625    10.593849       981,259
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     2.15%        3,646    10.589419        38,608
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio
 Class B......................     2.40%        7,224    10.567251        76,333
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.15%        3,486    11.997909        41,819
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.35%          480    11.981964         5,750
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.45%          211    11.973995         2,521
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.60%        2,378    11.962053        28,446
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.65%          874    11.958079        10,450
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     1.95%        2,586    11.934248        30,859
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     2.10%        9,366    11.922354       111,660
AllianceBernstein VP Global
 Research Growth Portfolio
 Class B......................     2.40%          136    11.898589         1,622
AllianceBernstein VP
 International Value Portfolio
 Class B......................     0.75%          100    11.117122         1,110
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.15%      460,336    11.079927     5,100,491
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.25%        2,124    11.070648        23,514
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.35%      277,257    11.061372     3,066,846
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.45%       49,649    11.052103       548,729
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.60%      141,729    11.038231     1,564,442
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.65%      916,920    11.033594    10,116,918
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.80%       75,466    11.019745       831,616
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.90%       18,394    11.010502       202,532
AllianceBernstein VP
 International Value Portfolio
 Class B......................     1.95%       85,558    11.005906       941,642
AllianceBernstein VP
 International Value Portfolio
 Class B......................     2.10%      530,261    10.992069     5,828,664
AllianceBernstein VP
 International Value Portfolio
 Class B......................     2.40%       81,587    10.964475       894,562
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     0.75%          396    10.621426         4,209
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.15%       73,078    10.585880       773,597
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.35%       17,219    10.568155       181,976
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.45%        8,339    10.559298        88,056
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.60%       15,524    10.546027       163,711
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.65%      152,081    10.541614     1,603,179
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.80%       12,033    10.528358       126,689
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.85%        4,979    10.523958        52,402
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.90%          840    10.519548         8,834
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     1.95%       27,303    10.515137       287,090
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     2.10%       25,362    10.501921       266,352
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     2.15%        1,295    10.497529        13,592
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     2.40%        2,112    10.475556        22,125
AllianceBernstein VP Small/Mid
 Cap Value Portfolio Class
 B............................     2.45%          509    10.471156         5,327

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
AllianceBernstein VP Value
 Portfolio Class B............     1.15%      257,334   $10.331580  $  2,658,664
AllianceBernstein VP Value
 Portfolio Class B............     1.25%          757    10.322925         7,818
AllianceBernstein VP Value
 Portfolio Class B............     1.35%      176,193    10.314272     1,817,306
AllianceBernstein VP Value
 Portfolio Class B............     1.45%       24,613    10.305625       253,657
AllianceBernstein VP Value
 Portfolio Class B............     1.60%       97,493    10.292679     1,003,463
AllianceBernstein VP Value
 Portfolio Class B............     1.65%      547,096    10.288365     5,628,723
AllianceBernstein VP Value
 Portfolio Class B............     1.80%       47,261    10.275433       485,632
AllianceBernstein VP Value
 Portfolio Class B............     1.85%          807    10.271140         8,290
AllianceBernstein VP Value
 Portfolio Class B............     1.90%        9,364    10.266833        96,144
AllianceBernstein VP Value
 Portfolio Class B............     1.95%       46,526    10.262527       477,474
AllianceBernstein VP Value
 Portfolio Class B............     2.10%      328,505    10.249630     3,367,056
AllianceBernstein VP Value
 Portfolio Class B............     2.15%          895    10.245342         9,173
AllianceBernstein VP Value
 Portfolio Class B............     2.40%       41,965    10.223888       429,049
AllianceBernstein VP Value
 Portfolio Class B............     2.45%        1,296    10.219611        13,249
American Funds Global Growth
 Fund Class 2.................     1.30%       13,039     1.401769        18,278
American Funds Global Growth
 Fund Class 2.................     1.40%       37,303    13.372654       498,838
American Funds Global Growth
 Fund Class 2.................     1.50%      126,505     9.450760     1,195,566
American Funds Global Growth
 Fund Class 2.................     1.60%        4,616    13.241634        61,123
American Funds Global Growth
 Fund Class 2.................     1.80%        1,069    13.095648        13,998
American Funds Global Growth
 Fund Class 2.................     1.85%       69,730     9.282141       647,241
American Funds Global Growth
 Fund Class 2.................     1.90%        3,304    13.046075        43,105
American Funds Global Growth
 Fund Class 2.................     1.95%       14,315    13.023825       186,440
American Funds Global Growth
 Fund Class 2.................     2.00%        7,304     9.234687        67,452
American Funds Global Growth
 Fund Class 2.................     2.10%       19,728    12.957217       255,617
American Funds Global Growth
 Fund Class 2.................     2.15%        4,503    12.939919        58,272
American Funds Global Growth
 Fund Class 2.................     2.25%        3,363     9.159549        30,801
American Funds Global Growth
 Fund Class 2.................     2.30%        2,465     9.979720        24,600
American Funds Global Growth
 Fund Class 2.................     2.40%        3,193     9.941952        31,741
American Funds Global Growth
 Fund Class 2.................     2.60%        5,435     9.083466        49,369
American Funds Growth Fund
 Class 2......................     1.30%      252,224     1.281399       323,199
American Funds Growth Fund
 Class 2......................     1.40%      454,361    13.294487     6,040,500
American Funds Growth Fund
 Class 2......................     1.50%      921,321     9.210406     8,485,744
American Funds Growth Fund
 Class 2......................     1.60%       42,609    13.164221       560,913
American Funds Growth Fund
 Class 2......................     1.70%          789     9.120142         7,200
American Funds Growth Fund
 Class 2......................     1.75%        1,440    13.036386        18,768
American Funds Growth Fund
 Class 2......................     1.80%       16,488    13.019023       214,654
American Funds Growth Fund
 Class 2......................     1.85%      762,857     9.046030     6,900,826
American Funds Growth Fund
 Class 2......................     1.90%       89,830    12.969737     1,165,078
American Funds Growth Fund
 Class 2......................     1.95%      133,594    12.947608     1,729,723
American Funds Growth Fund
 Class 2......................     2.00%       94,628     8.999779       851,627
American Funds Growth Fund
 Class 2......................     2.10%      142,691    12.881416     1,838,064
American Funds Growth Fund
 Class 2......................     2.15%       59,238    12.864222       762,044
American Funds Growth Fund
 Class 2......................     2.25%       55,199     8.926554       492,739
American Funds Growth Fund
 Class 2......................     2.30%      187,539     8.888164     1,666,882
American Funds Growth Fund
 Class 2......................     2.40%       83,411     8.854519       738,561
American Funds Growth Fund
 Class 2......................     2.45%        1,632     8.879040        14,494
American Funds Growth Fund
 Class 2......................     2.60%       42,523     8.852411       376,435
American Funds Growth-Income
 Fund Class 2.................     1.30%       41,179     1.174773        48,376

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
American Funds Growth-Income
 Fund Class 2.................     1.40%      321,581   $12.332540  $  3,965,906
American Funds Growth-Income
 Fund Class 2.................     1.50%      577,483    12.550802     7,247,878
American Funds Growth-Income
 Fund Class 2.................     1.60%       19,273    12.211771       235,358
American Funds Growth-Income
 Fund Class 2.................     1.70%          524    12.427834         6,517
American Funds Growth-Income
 Fund Class 2.................     1.80%        2,398    12.077091        28,959
American Funds Growth-Income
 Fund Class 2.................     1.85%      478,905    12.326897     5,903,410
American Funds Growth-Income
 Fund Class 2.................     1.90%       22,610    12.031378       272,026
American Funds Growth-Income
 Fund Class 2.................     1.95%      106,974    12.010838     1,284,853
American Funds Growth-Income
 Fund Class 2.................     2.00%       71,344    12.263869       874,950
American Funds Growth-Income
 Fund Class 2.................     2.10%      170,048    11.949429     2,031,979
American Funds Growth-Income
 Fund Class 2.................     2.15%       30,238    11.933486       360,846
American Funds Growth-Income
 Fund Class 2.................     2.25%       37,630    12.164083       457,738
American Funds Growth-Income
 Fund Class 2.................     2.30%      114,638    11.983014     1,373,714
American Funds Growth-Income
 Fund Class 2.................     2.40%       33,304    11.937656       397,569
American Funds Growth-Income
 Fund Class 2.................     2.45%        1,085    12.099317        13,131
American Funds Growth-Income
 Fund Class 2.................     2.60%       10,307    12.063035       124,336
American Funds International
 Fund Class 2.................     1.30%      248,186     1.520816       377,446
American Funds International
 Fund Class 2.................     1.40%      215,783    14.014181     3,024,018
American Funds International
 Fund Class 2.................     1.50%      388,002     9.693916     3,761,259
American Funds International
 Fund Class 2.................     1.60%       18,250    13.876899       253,260
American Funds International
 Fund Class 2.................     1.80%        8,276    13.723898       113,576
American Funds International
 Fund Class 2.................     1.85%      141,504     9.520987     1,347,258
American Funds International
 Fund Class 2.................     1.90%       64,917    13.671938       887,537
American Funds International
 Fund Class 2.................     1.95%       27,071    13.648603       369,476
American Funds International
 Fund Class 2.................     2.00%       34,682     9.472316       328,518
American Funds International
 Fund Class 2.................     2.10%       46,374    13.578833       629,705
American Funds International
 Fund Class 2.................     2.15%       14,744    13.560710       199,942
American Funds International
 Fund Class 2.................     2.25%        5,291     9.395254        49,710
American Funds International
 Fund Class 2.................     2.30%       45,296    10.271464       465,258
American Funds International
 Fund Class 2.................     2.40%       10,421    10.232625       106,631
American Funds International
 Fund Class 2.................     2.60%       17,101     9.317239       159,332
American Funds Global Small
 Capitalization Fund Class
 2............................     1.30%       91,929     1.684898       154,892
American Funds Global Small
 Capitalization Fund Class
 2............................     1.40%       46,556    17.361379       808,282
American Funds Global Small
 Capitalization Fund Class
 2............................     1.50%       64,434    12.558913       809,216
American Funds Global Small
 Capitalization Fund Class
 2............................     1.60%        2,973    17.191326        51,118
American Funds Global Small
 Capitalization Fund Class
 2............................     1.80%        3,750    17.001784        63,762
American Funds Global Small
 Capitalization Fund Class
 2............................     1.85%       28,601    12.334816       352,784
American Funds Global Small
 Capitalization Fund Class
 2............................     1.90%        5,589    16.937437        94,662
American Funds Global Small
 Capitalization Fund Class
 2............................     1.95%       15,327    16.908522       259,150
American Funds Global Small
 Capitalization Fund Class
 2............................     2.00%       15,345    12.271781       188,311
American Funds Global Small
 Capitalization Fund Class
 2............................     2.10%       21,663    16.822129       364,421
American Funds Global Small
 Capitalization Fund Class
 2............................     2.15%        2,259    16.799682        37,952
American Funds Global Small
 Capitalization Fund Class
 2............................     2.25%        5,458    12.171943        66,438
American Funds Global Small
 Capitalization Fund Class
 2............................     2.30%       15,965    12.324734       196,770
American Funds Global Small
 Capitalization Fund Class
 2............................     2.40%       12,832    12.278087       157,553
American Funds Global Small
 Capitalization Fund Class
 2............................     2.60%        1,597    12.070920        19,280
BB&T Mid Cap Growth VIF.......     1.15%      135,916     1.490627       202,600
BB&T Mid Cap Growth VIF.......     1.35%       45,953     1.484525        68,219

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
BB&T Mid Cap Growth VIF.......     1.45%       58,741   $ 1.474186  $     86,595
BB&T Mid Cap Growth VIF.......     1.65%       99,432     1.666030       165,656
BB&T Mid Cap Growth VIF.......     2.10%        5,756     1.643177         9,458
BB&T Capital Manager Equity
 VIF..........................     1.15%      385,299     1.025898       395,277
BB&T Capital Manager Equity
 VIF..........................     1.35%        3,408     1.021710         3,482
BB&T Capital Manager Equity
 VIF..........................     1.65%       56,273     1.444668        81,296
BB&T Large Cap Value VIF......     1.15%       71,748     1.536222       110,221
BB&T Large Cap Value VIF......     1.35%       61,331     1.529939        93,832
BB&T Large Cap Value VIF......     1.45%       78,768     1.517128       119,502
BB&T Large Cap Value VIF......     1.60%       72,739     1.502026       109,256
BB&T Large Cap Value VIF......     1.65%      108,653     1.480621       160,874
BB&T Large Cap Value VIF......     2.10%        6,302     1.460300         9,203
BB&T Large Company Growth
 VIF..........................     1.15%       95,538     0.986857        94,282
BB&T Large Company Growth
 VIF..........................     1.35%      107,714     0.982819       105,862
BB&T Large Company Growth
 VIF..........................     1.45%       23,667     0.975981        23,099
BB&T Large Company Growth
 VIF..........................     1.60%       11,743     0.969834        11,389
BB&T Large Company Growth
 VIF..........................     1.65%       81,149     1.296528       105,213
BB&T Large Company Growth
 VIF..........................     1.80%        2,376     0.963225         2,289
BB&T Large Company Growth
 VIF..........................     1.90%        4,774     0.961293         4,589
BB&T Large Company Growth
 VIF..........................     1.95%       39,195     0.958294        37,560
BB&T Large Company Growth
 VIF..........................     2.10%        7,963     1.278724        10,183
BB&T Large Company Growth
 VIF..........................     2.40%          348     0.957276           333
BB&T Special Opportunities
 Equity VIF...................     1.15%      618,270     1.271051       785,852
BB&T Special Opportunities
 Equity VIF...................     1.35%      300,966     1.267656       381,522
BB&T Special Opportunities
 Equity VIF...................     1.45%      233,242     1.265618       295,196
BB&T Special Opportunities
 Equity VIF...................     1.60%       71,663     1.262904        90,504
BB&T Special Opportunities
 Equity VIF...................     1.65%    1,060,783     1.261999     1,338,708
BB&T Special Opportunities
 Equity VIF...................     1.80%        3,658     1.259304         4,606
BB&T Special Opportunities
 Equity VIF...................     1.95%      181,242     1.256595       227,748
BB&T Special Opportunities
 Equity VIF...................     2.10%        7,267     1.255389         9,123
BB&T Total Return Bond VIF....     1.15%      525,006     1.024796       538,024
BB&T Total Return Bond VIF....     1.35%      150,473     1.022044       153,790
BB&T Total Return Bond VIF....     1.45%       42,205     1.020402        43,066
BB&T Total Return Bond VIF....     1.65%      291,419     1.017495       296,500
Evergreen VA Balanced Fund
 Class I......................     1.15%        1,523     0.972446         1,481
Evergreen VA Balanced Fund
 Class I......................     1.60%        9,407     0.944611         8,886
Evergreen VA Balanced Fund
 Class I......................     1.65%       10,601     0.943556        10,003
Evergreen VA Balanced Fund
 Class I......................     1.80%       75,767     0.935366        70,870
Evergreen VA Balanced Fund
 Class I......................     1.90%        4,538     0.933496         4,236
Evergreen VA Balanced Fund
 Class I......................     2.10%       28,809     0.925472        26,662
Evergreen VA Growth Fund Class
 I............................     1.15%      124,839     1.315864       164,272
Evergreen VA Growth Fund Class
 I............................     1.35%       84,789     1.310456       111,112
Evergreen VA Growth Fund Class
 I............................     1.45%       21,955     0.942816        20,699
Evergreen VA Growth Fund Class
 I............................     1.60%      129,514     0.934598       121,044
Evergreen VA Growth Fund Class
 I............................     1.65%      349,607     0.933568       326,382
Evergreen VA Growth Fund Class
 I............................     1.80%      122,672     0.925452       113,527
Evergreen VA Growth Fund Class
 I............................     1.90%        9,822     0.923598         9,072
Evergreen VA Growth Fund Class
 I............................     1.95%       31,137     0.923512        28,756

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Evergreen VA Growth Fund Class
 I............................     2.10%      609,035   $ 0.915680  $    557,681
Evergreen VA Growth Fund Class
 I............................     2.40%       79,855     0.919738        73,445
Evergreen VA International
 Equity Fund Class I..........     1.15%       10,168     1.655468        16,833
Evergreen VA International
 Equity Fund Class I..........     1.35%       26,156     1.648684        43,122
Evergreen VA International
 Equity Fund Class I..........     1.60%        9,076     1.008495         9,153
Evergreen VA International
 Equity Fund Class I..........     1.65%       38,829     1.007394        39,116
Evergreen VA International
 Equity Fund Class I..........     1.80%       16,019     0.998609        15,997
Evergreen VA International
 Equity Fund Class I..........     1.95%        1,888     0.996514         1,881
Evergreen VA International
 Equity Fund Class I..........     2.10%       83,136     0.988076        82,145
Evergreen VA International
 Equity Fund Class I..........     2.40%       13,829     0.992443        13,724
Evergreen VA Omega Fund Class
 I............................     1.35%        6,324     0.813148         5,142
Evergreen VA Omega Fund Class
 I............................     1.95%        2,942     0.618303         1,819
Evergreen VA Omega Fund Class
 I............................     2.10%       20,065     0.613061        12,301
Evergreen VA Special Values
 Fund Class I.................     1.15%      153,677     1.791931       275,379
Evergreen VA Special Values
 Fund Class I.................     1.35%      131,046     1.784602       233,866
Evergreen VA Special Values
 Fund Class I.................     1.45%       19,141     1.769633        33,873
Evergreen VA Special Values
 Fund Class I.................     1.60%       99,104     1.756006       174,028
Evergreen VA Special Values
 Fund Class I.................     1.65%      388,399     1.365646       530,416
Evergreen VA Special Values
 Fund Class I.................     1.80%       91,242     1.358391       123,942
Evergreen VA Special Values
 Fund Class I.................     1.90%       59,069     1.355694        80,079
Evergreen VA Special Values
 Fund Class I.................     1.95%       73,351     1.735121       127,272
Evergreen VA Special Values
 Fund Class I.................     2.10%      977,808     1.344027     1,314,200
Evergreen VA Special Values
 Fund Class I.................     2.40%       83,392     1.350018       112,581
Evergreen VA Fundamental Large
 Cap Fund Class I.............     1.45%        5,540     1.223488         6,777
Evergreen VA Fundamental Large
 Cap Fund Class I.............     1.65%        4,224     1.218364         5,146
Evergreen VA Fundamental Large
 Cap Fund Class I.............     1.95%        1,498     1.210726         1,814
Evergreen VA Fundamental Large
 Cap Fund Class I.............     2.40%       22,613     1.142774        25,841
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     0.75%          407    10.452282         4,257
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.15%      303,595    10.417313     3,162,640
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.25%          631    10.408578         6,573
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.35%      175,811    10.399863     1,828,415
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.45%       27,340    10.391148       284,094
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.55%        1,360    10.382456        14,118
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.60%       90,936    10.378093       943,738
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.65%      634,606    10.373755     6,583,252
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.80%       58,976    10.360723       611,038
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.85%        6,679    10.356377        69,171
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.90%       18,055    10.352043       186,905
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     1.95%       78,608    10.347704       813,411
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     2.10%      330,816    10.334710     3,418,892
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     2.15%        2,001    10.330375        20,667
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     2.40%       42,432    10.308759       437,416
Fidelity-Registered Trademark-
 VIP Equity-Income Class
 SRV2.........................     2.45%        1,148    10.304441        11,832
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.15%      111,290    10.666705     1,187,093
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.35%       31,820    10.648855       338,845
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.45%        4,296    10.639936        45,711
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.60%       15,029    10.626579       159,702
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.65%      121,982    10.622116     1,295,706

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.80%        7,904   $10.608783  $     83,849
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.90%        3,376    10.599904        35,780
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     1.95%       20,816    10.595464       220,553
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     2.10%       58,108    10.582152       614,907
Fidelity-Registered Trademark-
 VIP Growth Class SRV2........     2.40%        6,590    10.555587        69,558
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     0.75%        3,538    11.401061        40,338
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     0.95%          930    11.381980        10,585
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.15%      966,324    11.362931    10,980,270
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.25%        8,265    11.353417        93,831
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.35%      410,182    11.343907     4,653,065
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.45%      132,604    11.334412     1,502,983
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.55%          449    11.324922         5,086
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.60%      189,505    11.320187     2,145,236
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.65%    1,889,576    11.315439    21,381,387
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.80%       79,864    11.301236       902,561
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.85%       11,913    11.296503       134,578
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.90%       20,364    11.291768       229,945
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     1.95%      269,878    11.287047     3,046,125
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     2.10%      730,697    11.272875     8,237,058
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     2.15%        6,478    11.268152        72,998
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     2.40%       65,942    11.244583       741,486
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- Class SRV2........     2.45%          503    11.239872         5,659
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     0.75%           35    11.255439           397
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     0.95%          869    11.236594         9,760
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.15%      331,058    11.217794     3,713,736
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.25%        2,276    11.208405        25,504
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.35%       84,471    11.199012       945,989
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.45%       49,040    11.189644       548,735
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.55%          687    11.180267         7,676
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.60%       54,283    11.175585       606,645
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.65%      589,565    11.170902     6,585,976
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.80%       23,697    11.156876       264,379
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.85%       12,188    11.152204       135,928
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.90%        1,335    11.147538        14,884
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     1.95%      139,052    11.142867     1,549,433
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     2.10%      347,868    11.128882     3,871,379
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     2.15%        4,456    11.124220        49,572
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     2.40%       29,524    11.100943       327,741
Fidelity-Registered Trademark-
 VIP Mid Cap Class SRV2.......     2.45%          783    11.096304         8,683
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.15%       34,370    10.440272       358,836
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.25%        2,533    10.431533        26,425
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.35%        4,305    10.422801        44,866
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.45%        1,640    10.414076        17,084
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.65%       42,969    10.396630       446,732
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.80%          415    10.383573         4,310
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.90%          765    10.374882         7,932
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     1.95%        2,072    10.370532        21,483
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     2.10%       13,130    10.357510       135,992

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Fidelity-Registered Trademark-
 VIP Value Strategies Class
 SRV2.........................     2.40%        1,027   $10.331500  $     10,613
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.30%      118,621     1.105640       131,152
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.40%       47,594    12.648861       602,007
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.50%      178,087     7.233379     1,288,168
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.60%        3,224    12.524934        40,380
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.80%        1,636    12.386788        20,266
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.85%      126,428     7.104314       898,187
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.90%        7,731    12.339928        95,399
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     1.95%       22,972    12.318841       282,992
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.00%       14,473     7.067963       102,296
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.10%       16,763    12.255856       205,442
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.15%        2,819    12.239496        34,504
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.25%       15,376     7.010457       107,795
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.30%       27,745     7.038104       195,272
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.40%        5,778     7.011484        40,509
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.45%          743     6.973142         5,184
Franklin Small-Mid Cap Growth
 Securities Fund Class 2......     2.60%        7,732     6.952213        53,755
Franklin Strategic Income
 Securities Fund Class 1......     1.30%       15,437     1.331024        20,547
Franklin Strategic Income
 Securities Fund Class 1......     1.40%       77,153    14.548230     1,122,444
Franklin Strategic Income
 Securities Fund Class 1......     1.50%       83,051    13.930644     1,156,959
Franklin Strategic Income
 Securities Fund Class 1......     1.60%        4,154    14.405771        59,838
Franklin Strategic Income
 Securities Fund Class 1......     1.70%          199    13.794266         2,752
Franklin Strategic Income
 Securities Fund Class 1......     1.80%        6,459    14.246958        92,028
Franklin Strategic Income
 Securities Fund Class 1......     1.85%       42,478    13.682239       581,199
Franklin Strategic Income
 Securities Fund Class 1......     1.90%        7,389    14.193030       104,868
Franklin Strategic Income
 Securities Fund Class 1......     1.95%       26,962    14.168791       382,024
Franklin Strategic Income
 Securities Fund Class 1......     2.00%        8,709    13.612251       118,555
Franklin Strategic Income
 Securities Fund Class 1......     2.10%       30,337    14.096324       427,641
Franklin Strategic Income
 Securities Fund Class 1......     2.15%       33,692    14.077530       474,298
Franklin Strategic Income
 Securities Fund Class 1......     2.25%        2,409    13.501459        32,529
Franklin Strategic Income
 Securities Fund Class 1......     2.30%       25,134    13.406176       336,949
Franklin Strategic Income
 Securities Fund Class 1......     2.40%        2,003    13.355440        26,747
Franklin Strategic Income
 Securities Fund Class 1......     2.60%       12,073    13.389254       161,654
Mutual Shares Securities Fund
 Class 2......................     1.30%      112,250     1.280557       143,743
Mutual Shares Securities Fund
 Class 2......................     1.40%      203,367    15.005045     3,051,532
Mutual Shares Securities Fund
 Class 2......................     1.50%      249,977    14.819429     3,704,514
Mutual Shares Securities Fund
 Class 2......................     1.60%       15,171    14.858105       225,408
Mutual Shares Securities Fund
 Class 2......................     1.70%          121    14.674313         1,769
Mutual Shares Securities Fund
 Class 2......................     1.75%          863    14.713910        12,704
Mutual Shares Securities Fund
 Class 2......................     1.80%       15,055    14.694266       221,224
Mutual Shares Securities Fund
 Class 2......................     1.85%      173,286    14.555072     2,522,193
Mutual Shares Securities Fund
 Class 2......................     1.90%       15,749    14.638667       230,551
Mutual Shares Securities Fund
 Class 2......................     1.95%       32,120    14.613661       469,389
Mutual Shares Securities Fund
 Class 2......................     2.00%       30,442    14.480653       440,821
Mutual Shares Securities Fund
 Class 2......................     2.10%       35,899    14.538918       521,929
Mutual Shares Securities Fund
 Class 2......................     2.15%       27,335    14.519518       396,888
Mutual Shares Securities Fund
 Class 2......................     2.25%        8,118    14.362819       116,591
Mutual Shares Securities Fund
 Class 2......................     2.30%       88,713    13.810974     1,225,220

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Mutual Shares Securities Fund
 Class 2......................     2.40%        8,858   $13.758692  $    121,878
Mutual Shares Securities Fund
 Class 2......................     2.60%        4,274    14.243479        60,883
Templeton Developing Markets
 Securities Fund Class 1......     1.30%       57,958     2.114912       122,577
Templeton Developing Markets
 Securities Fund Class 1......     1.40%       28,335    16.253770       460,548
Templeton Developing Markets
 Securities Fund Class 1......     1.50%       27,743    17.180669       476,637
Templeton Developing Markets
 Securities Fund Class 1......     1.60%        2,579    16.094630        41,515
Templeton Developing Markets
 Securities Fund Class 1......     1.75%          811    15.938382        12,930
Templeton Developing Markets
 Securities Fund Class 1......     1.80%        1,160    15.917114        18,461
Templeton Developing Markets
 Securities Fund Class 1......     1.85%       23,412    16.874257       395,062
Templeton Developing Markets
 Securities Fund Class 1......     1.90%       10,288    15.856872       163,137
Templeton Developing Markets
 Securities Fund Class 1......     1.95%        5,415    15.829803        85,722
Templeton Developing Markets
 Securities Fund Class 1......     2.00%        7,385    16.787954       123,986
Templeton Developing Markets
 Securities Fund Class 1......     2.10%        6,441    15.748903       101,444
Templeton Developing Markets
 Securities Fund Class 1......     2.15%        9,949    15.727906       156,477
Templeton Developing Markets
 Securities Fund Class 1......     2.25%        1,624    16.651436        27,043
Templeton Developing Markets
 Securities Fund Class 1......     2.30%        3,003    18.772957        56,383
Templeton Developing Markets
 Securities Fund Class 1......     2.40%        7,359    18.701938       137,621
Templeton Developing Markets
 Securities Fund Class 1......     2.60%        2,914    16.513159        48,113
Templeton Growth Securities
 Fund Class 2.................     1.30%       14,201     1.253557        17,801
Templeton Growth Securities
 Fund Class 2.................     1.40%       26,765    13.301155       356,002
Templeton Growth Securities
 Fund Class 2.................     1.50%       72,263    12.717776       919,030
Templeton Growth Securities
 Fund Class 2.................     1.60%        6,811    13.170916        89,708
Templeton Growth Securities
 Fund Class 2.................     1.75%          712    13.043076         9,282
Templeton Growth Securities
 Fund Class 2.................     1.80%        9,857    13.025677       128,396
Templeton Growth Securities
 Fund Class 2.................     1.85%       90,774    12.490892     1,133,844
Templeton Growth Securities
 Fund Class 2.................     1.90%        1,218    12.976365        15,805
Templeton Growth Securities
 Fund Class 2.................     1.95%        6,849    12.954191        88,723
Templeton Growth Securities
 Fund Class 2.................     2.00%        7,569    12.427004        94,056
Templeton Growth Securities
 Fund Class 2.................     2.10%        8,371    12.887970       107,882
Templeton Growth Securities
 Fund Class 2.................     2.15%        9,410    12.870786       121,112
Templeton Growth Securities
 Fund Class 2.................     2.25%        1,705    12.325858        21,022
Templeton Growth Securities
 Fund Class 2.................     2.30%       21,303    12.601220       268,444
Templeton Growth Securities
 Fund Class 2.................     2.40%        4,974    12.553502        62,438
Templeton Growth Securities
 Fund Class 2.................     2.60%        2,469    12.223467        30,176
Fifth Third Balanced VIP
 Fund.........................     1.15%       19,816     1.237251        24,517
Fifth Third Balanced VIP
 Fund.........................     1.45%        1,564     1.225429         1,916
Fifth Third Balanced VIP
 Fund.........................     1.65%        4,318     1.217855         5,259
Fifth Third Balanced VIP
 Fund.........................     1.95%       17,624     1.204588        21,230
Fifth Third Disciplined Value
 VIP Fund.....................     1.15%      103,606     1.592771       165,021
Fifth Third Disciplined Value
 VIP Fund.....................     1.35%       13,892     1.586252        22,037
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%       16,774     1.577599        26,462
Fifth Third Disciplined Value
 VIP Fund.....................     1.65%      284,983     1.567839       446,808
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%       10,215     1.550753        15,841
Fifth Third Mid Cap VIP
 Fund.........................     1.15%       30,453     1.644195        50,070
Fifth Third Mid Cap VIP
 Fund.........................     1.35%          900     1.637463         1,473
Fifth Third Mid Cap VIP
 Fund.........................     1.65%        7,484     1.618443        12,112
Fifth Third Mid Cap VIP
 Fund.........................     1.95%        1,719     1.600780         2,751
Fifth Third Quality Growth VIP
 Fund.........................     1.15%       34,923     0.755759        26,394

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Fifth Third Quality Growth VIP
 Fund.........................     1.65%        4,804   $ 0.740133  $      3,555
Fifth Third Quality Growth VIP
 Fund.........................     1.95%       24,857     0.732059        18,197
First Horizon Capital
 Appreciation Portfolio.......     1.65%        1,084     1.376349         1,491
First Horizon Core Equity
 Portfolio....................     1.65%        7,779     0.936426         7,284
Hartford Advisers HLS Fund
 Class IA.....................     1.15%    2,477,999     1.090110     2,701,291
Hartford Advisers HLS Fund
 Class IA.....................     1.35%      578,347     1.082654       626,151
Hartford Advisers HLS Fund
 Class IA.....................     1.45%       42,437     4.745870       201,400
Hartford Advisers HLS Fund
 Class IA.....................     1.60%      253,931     4.698687     1,193,143
Hartford Advisers HLS Fund
 Class IA.....................     1.65%    2,953,730     1.098366     3,244,277
Hartford Advisers HLS Fund
 Class IA.....................     1.80%       38,868     4.666660       181,384
Hartford Advisers HLS Fund
 Class IA.....................     1.85%       63,306     1.087589        68,851
Hartford Advisers HLS Fund
 Class IA.....................     1.90%       32,744     1.086517        35,576
Hartford Advisers HLS Fund
 Class IA.....................     1.95%      200,565     4.642803       931,182
Hartford Advisers HLS Fund
 Class IA.....................     2.10%      588,703     1.079116       635,279
Hartford Advisers HLS Fund
 Class IA.....................     2.15%       51,268     1.076105        55,169
Hartford Advisers HLS Fund
 Class IA.....................     2.40%       44,227     1.081969        47,853
Hartford Advisers HLS Fund
 Class IA.....................     2.45%       20,735     1.081514        22,425
Hartford Total Return Bond HLS
 Fund Class IA................     0.75%       16,935     1.475829        24,993
Hartford Total Return Bond HLS
 Fund Class IA................     1.05%        1,563     1.472124         2,302
Hartford Total Return Bond HLS
 Fund Class IA................     1.15%   11,943,612     1.458910    17,424,655
Hartford Total Return Bond HLS
 Fund Class IA................     1.25%       24,845     3.138999        77,988
Hartford Total Return Bond HLS
 Fund Class IA................     1.35%    6,612,238     1.448955     9,580,836
Hartford Total Return Bond HLS
 Fund Class IA................     1.45%      518,527     3.108243     1,611,708
Hartford Total Return Bond HLS
 Fund Class IA................     1.55%       14,954     1.413646        21,140
Hartford Total Return Bond HLS
 Fund Class IA................     1.60%    1,443,043     3.077360     4,440,763
Hartford Total Return Bond HLS
 Fund Class IA................     1.65%   22,343,918     1.395199    31,174,212
Hartford Total Return Bond HLS
 Fund Class IA................     1.80%      765,862     3.056399     2,340,779
Hartford Total Return Bond HLS
 Fund Class IA................     1.85%       72,710     1.381512       100,449
Hartford Total Return Bond HLS
 Fund Class IA................     1.90%       35,013    13.074947       457,792
Hartford Total Return Bond HLS
 Fund Class IA................     1.95%    1,145,794     3.040765     3,484,089
Hartford Total Return Bond HLS
 Fund Class IA................     2.10%   10,572,079     1.370757    14,491,751
Hartford Total Return Bond HLS
 Fund Class IA................     2.15%       52,955     1.366908        72,385
Hartford Total Return Bond HLS
 Fund Class IA................     2.40%      833,921     1.455551     1,213,814
Hartford Total Return Bond HLS
 Fund Class IA................     2.45%       36,096     1.454940        52,518
Hartford Dividend and Growth
 HLS Fund Class IA............     0.75%       21,114     1.388704        29,322
Hartford Dividend and Growth
 HLS Fund Class IA............     0.95%        9,297     1.386382        12,889
Hartford Dividend and Growth
 HLS Fund Class IA............     1.05%        2,759     1.385223         3,822
Hartford Dividend and Growth
 HLS Fund Class IA............     1.15%    5,920,405     1.372786     8,127,449
Hartford Dividend and Growth
 HLS Fund Class IA............     1.25%       22,037     3.288844        72,476
Hartford Dividend and Growth
 HLS Fund Class IA............     1.35%    2,729,841     1.363445     3,721,988
Hartford Dividend and Growth
 HLS Fund Class IA............     1.45%      265,694     3.256664       865,275
Hartford Dividend and Growth
 HLS Fund Class IA............     1.55%       24,267     1.324874        32,151
Hartford Dividend and Growth
 HLS Fund Class IA............     1.60%      744,805     3.224234     2,401,425
Hartford Dividend and Growth
 HLS Fund Class IA............     1.65%   12,690,232     1.306431    16,578,912
Hartford Dividend and Growth
 HLS Fund Class IA............     1.80%      412,575     3.202269     1,321,177
Hartford Dividend and Growth
 HLS Fund Class IA............     1.85%        1,744     1.293634         2,256
Hartford Dividend and Growth
 HLS Fund Class IA............     1.90%      227,861     1.292344       294,475
Hartford Dividend and Growth
 HLS Fund Class IA............     1.95%      415,867     3.185876     1,324,900

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford Dividend and Growth
 HLS Fund Class IA............     2.10%    5,078,841   $ 1.283549  $  6,518,941
Hartford Dividend and Growth
 HLS Fund Class IA............     2.15%       72,730     1.279980        93,093
Hartford Dividend and Growth
 HLS Fund Class IA............     2.40%      305,494     1.286936       393,152
Hartford Dividend and Growth
 HLS Fund Class IA............     2.45%       44,104     1.286401        56,735
Hartford Focus HLS Fund Class
 IA...........................     1.15%       20,942     1.080585        22,629
Hartford Focus HLS Fund Class
 IA...........................     1.35%        7,601     1.073204         8,158
Hartford Focus HLS Fund Class
 IA...........................     1.45%          153     1.065536           163
Hartford Focus HLS Fund Class
 IA...........................     1.65%      123,120     1.055636       129,970
Hartford Focus HLS Fund Class
 IA...........................     1.80%          837     1.050890           880
Hartford Focus HLS Fund Class
 IA...........................     1.95%       15,415     1.045516        16,117
Hartford Focus HLS Fund Class
 IA...........................     2.10%       37,758     1.037636        39,179
Hartford Focus HLS Fund Class
 IA...........................     2.15%        4,669     1.034759         4,831
Hartford Global Advisers HLS
 Fund Class IA................     1.15%       73,962     1.191716        88,141
Hartford Global Advisers HLS
 Fund Class IA................     1.25%          439     1.891944           831
Hartford Global Advisers HLS
 Fund Class IA................     1.35%       17,476     1.183579        20,685
Hartford Global Advisers HLS
 Fund Class IA................     1.45%          100     1.873450           188
Hartford Global Advisers HLS
 Fund Class IA................     1.60%          331     1.854806           614
Hartford Global Advisers HLS
 Fund Class IA................     1.65%      574,340     1.211763       695,963
Hartford Global Advisers HLS
 Fund Class IA................     1.80%       14,347     1.842162        26,429
Hartford Global Advisers HLS
 Fund Class IA................     1.90%        5,384     1.198709         6,454
Hartford Global Advisers HLS
 Fund Class IA................     1.95%        7,592     1.832743        13,914
Hartford Global Advisers HLS
 Fund Class IA................     2.10%      150,385     1.190538       179,039
Hartford Global Leaders HLS
 Fund Class IA................     1.15%      222,607     1.251555       278,604
Hartford Global Leaders HLS
 Fund Class IA................     1.25%       13,556     1.873797        25,400
Hartford Global Leaders HLS
 Fund Class IA................     1.35%      102,304     1.243040       127,168
Hartford Global Leaders HLS
 Fund Class IA................     1.45%       65,975     1.855434       122,412
Hartford Global Leaders HLS
 Fund Class IA................     1.60%       26,570     1.836968        48,809
Hartford Global Leaders HLS
 Fund Class IA................     1.65%      530,452     1.822920       966,972
Hartford Global Leaders HLS
 Fund Class IA................     1.90%          462    10.335847         4,776
Hartford Global Leaders HLS
 Fund Class IA................     1.95%       45,487     1.815139        82,566
Hartford Global Leaders HLS
 Fund Class IA................     2.10%      150,134     1.790991       268,888
Hartford Global Leaders HLS
 Fund Class IA................     2.40%       57,197     1.248662        71,420
Hartford Disciplined Equity
 HLS Fund Class IA............     1.15%   10,140,732     1.054512    10,693,523
Hartford Disciplined Equity
 HLS Fund Class IA............     1.25%       24,357     1.283934        31,273
Hartford Disciplined Equity
 HLS Fund Class IA............     1.35%    7,123,503     1.047331     7,460,666
Hartford Disciplined Equity
 HLS Fund Class IA............     1.45%      657,242     1.271369       835,597
Hartford Disciplined Equity
 HLS Fund Class IA............     1.60%    2,914,082     1.258710     3,667,984
Hartford Disciplined Equity
 HLS Fund Class IA............     1.65%   19,146,090     1.153106    22,077,472
Hartford Disciplined Equity
 HLS Fund Class IA............     1.80%    1,644,675     1.250140     2,056,075
Hartford Disciplined Equity
 HLS Fund Class IA............     1.85%       10,826     1.141776        12,361
Hartford Disciplined Equity
 HLS Fund Class IA............     1.90%       34,610    10.758210       372,342
Hartford Disciplined Equity
 HLS Fund Class IA............     1.95%    1,506,319     1.243761     1,873,501
Hartford Disciplined Equity
 HLS Fund Class IA............     2.10%   12,449,824     1.132895    14,104,343
Hartford Disciplined Equity
 HLS Fund Class IA............     2.15%       13,826     1.129742        15,620
Hartford Disciplined Equity
 HLS Fund Class IA............     2.40%    1,677,367     1.052077     1,764,719
Hartford Disciplined Equity
 HLS Fund Class IA............     2.45%       15,982     1.238558        19,795
Hartford Growth HLS Fund Class
 IA...........................     0.75%       19,902     1.309557        26,063
Hartford Growth HLS Fund Class
 IA...........................     1.15%      503,230     1.297765       653,074

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford Growth HLS Fund Class
 IA...........................     1.25%        1,270   $ 1.293037  $      1,644
Hartford Growth HLS Fund Class
 IA...........................     1.35%      138,987     1.288948       179,147
Hartford Growth HLS Fund Class
 IA...........................     1.45%       96,945     1.283575       124,436
Hartford Growth HLS Fund Class
 IA...........................     1.55%        6,334     1.270895         8,050
Hartford Growth HLS Fund Class
 IA...........................     1.60%       86,109     1.276512       109,919
Hartford Growth HLS Fund Class
 IA...........................     1.65%      921,938     1.274184     1,174,718
Hartford Growth HLS Fund Class
 IA...........................     1.80%       91,774     1.267835       116,355
Hartford Growth HLS Fund Class
 IA...........................     1.90%       34,374     1.263599        43,435
Hartford Growth HLS Fund Class
 IA...........................     1.95%      372,710     1.261337       470,113
Hartford Growth HLS Fund Class
 IA...........................     2.10%      564,088     1.254984       707,921
Hartford Growth HLS Fund Class
 IA...........................     2.15%        9,516     1.251490        11,909
Hartford Growth HLS Fund Class
 IA...........................     2.40%       19,434     1.258313        24,454
Hartford Growth Opportunities
 HLS Fund Class IA............     1.15%      887,815     1.455585     1,292,290
Hartford Growth Opportunities
 HLS Fund Class IA............     1.25%       11,364     1.450274        16,482
Hartford Growth Opportunities
 HLS Fund Class IA............     1.35%      196,573     1.445688       284,184
Hartford Growth Opportunities
 HLS Fund Class IA............     1.45%      138,095     1.439641       198,807
Hartford Growth Opportunities
 HLS Fund Class IA............     1.60%      136,481     1.431730       195,403
Hartford Growth Opportunities
 HLS Fund Class IA............     1.65%    2,036,601     1.429111     2,910,529
Hartford Growth Opportunities
 HLS Fund Class IA............     1.80%      189,172     1.421973       268,998
Hartford Growth Opportunities
 HLS Fund Class IA............     1.85%        1,614     1.418683         2,289
Hartford Growth Opportunities
 HLS Fund Class IA............     1.90%        2,418    14.610626        35,329
Hartford Growth Opportunities
 HLS Fund Class IA............     1.95%      625,891     1.414730       885,467
Hartford Growth Opportunities
 HLS Fund Class IA............     2.10%    1,067,261     1.407622     1,502,300
Hartford Growth Opportunities
 HLS Fund Class IA............     2.15%       40,788     1.403685        57,254
Hartford Growth Opportunities
 HLS Fund Class IA............     2.40%       75,359     1.448582       109,164
Hartford Growth Opportunities
 HLS Fund Class IA............     2.45%        2,089     1.408825         2,944
Hartford High Yield HLS Fund
 Class IA.....................     1.15%      635,946     1.244947       791,719
Hartford High Yield HLS Fund
 Class IA.....................     1.35%      300,454     1.236450       371,496
Hartford High Yield HLS Fund
 Class IA.....................     1.45%       65,633     1.283170        84,219
Hartford High Yield HLS Fund
 Class IA.....................     1.60%      221,668     1.270425       281,612
Hartford High Yield HLS Fund
 Class IA.....................     1.65%    1,148,439     1.260723     1,447,864
Hartford High Yield HLS Fund
 Class IA.....................     1.80%       58,007     1.261772        73,191
Hartford High Yield HLS Fund
 Class IA.....................     1.90%        7,427    10.850965        80,594
Hartford High Yield HLS Fund
 Class IA.....................     1.95%      144,686     1.255316       181,627
Hartford High Yield HLS Fund
 Class IA.....................     2.10%      694,292     1.238639       859,977
Hartford High Yield HLS Fund
 Class IA.....................     2.15%       12,056     1.235194        14,892
Hartford High Yield HLS Fund
 Class IA.....................     2.40%      104,599     1.242076       129,920
Hartford High Yield HLS Fund
 Class IA.....................     2.45%        3,526     1.250060         4,408
Hartford Index HLS Fund Class
 IA...........................     0.75%       17,214     0.984953        16,955
Hartford Index HLS Fund Class
 IA...........................     1.15%      305,857     0.973664       297,799
Hartford Index HLS Fund Class
 IA...........................     1.35%       36,846     0.967048        35,632
Hartford Index HLS Fund Class
 IA...........................     1.45%        7,078     4.686138        33,166
Hartford Index HLS Fund Class
 IA...........................     1.60%       19,571     4.639530        90,801
Hartford Index HLS Fund Class
 IA...........................     1.65%      822,663     1.021599       840,432
Hartford Index HLS Fund Class
 IA...........................     1.80%        9,613     4.607917        44,298
Hartford Index HLS Fund Class
 IA...........................     1.90%       37,346     1.010595        37,742
Hartford Index HLS Fund Class
 IA...........................     1.95%       80,696     4.584351       369,937
Hartford Index HLS Fund Class
 IA...........................     2.10%      402,010     1.003699       403,497

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford Index HLS Fund Class
 IA...........................     2.15%        7,802   $ 1.000893  $      7,809
Hartford Index HLS Fund Class
 IA...........................     2.40%       78,579     1.006357        79,079
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     0.75%       17,868     1.366664        24,419
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.05%        2,265     1.363241         3,088
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.15%      959,958     1.351706     1,297,581
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.25%       33,027     1.345402        44,435
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.35%      241,718     1.342521       324,512
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.45%      135,504     1.332908       180,614
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.60%      276,858     1.323600       366,450
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.65%    1,461,393     1.320506     1,929,778
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.80%      166,011     1.314571       218,233
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.90%       47,550     1.306960        62,145
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     1.95%      135,309     1.307881       176,968
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     2.10%      891,367     1.298056     1,157,044
Hartford International Capital
 Appreciation HLS Fund Class
 IA...........................     2.40%       67,922     1.301496        88,400
Hartford International Small
 Company HLS Fund Class IA....     0.75%          553     1.822914         1,008
Hartford International Small
 Company HLS Fund Class IA....     1.15%      387,922     1.802954       699,406
Hartford International Small
 Company HLS Fund Class IA....     1.35%       49,761     1.790688        89,105
Hartford International Small
 Company HLS Fund Class IA....     1.45%       27,839     1.777886        49,494
Hartford International Small
 Company HLS Fund Class IA....     1.55%        1,025     1.755502         1,799
Hartford International Small
 Company HLS Fund Class IA....     1.60%       45,956     1.765486        81,135
Hartford International Small
 Company HLS Fund Class IA....     1.65%      291,746     1.761356       513,869
Hartford International Small
 Company HLS Fund Class IA....     1.80%       19,338     1.753485        33,908
Hartford International Small
 Company HLS Fund Class IA....     1.90%       28,906     1.743284        50,392
Hartford International Small
 Company HLS Fund Class IA....     1.95%      134,790     1.744507       235,142
Hartford International Small
 Company HLS Fund Class IA....     2.10%      209,300     1.731413       362,384
Hartford International Small
 Company HLS Fund Class IA....     2.40%       12,370     1.735984        21,474
Hartford International
 Opportunities HLS Fund Class
 IA...........................     0.75%          348     1.130783           394
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.15%    2,537,163     1.117841     2,836,145
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.25%        3,237     2.094602         6,781
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.35%    1,530,659     1.110244     1,699,405
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.45%      106,084     2.074079       220,026
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.60%      384,701     2.053440       789,961
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.65%    4,885,892     1.148348     5,610,704
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.80%      221,280     2.039488       451,297
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.90%       84,290     1.136035        95,756
Hartford International
 Opportunities HLS Fund Class
 IA...........................     1.95%      246,894     2.029046       500,959
Hartford International
 Opportunities HLS Fund Class
 IA...........................     2.10%    2,732,489     1.128280     3,083,012
Hartford International
 Opportunities HLS Fund Class
 IA...........................     2.40%      463,040     1.131293       523,833
Hartford Money Market HLS Fund
 Class IA.....................     1.15%    1,575,373     1.104241     1,739,591
Hartford Money Market HLS Fund
 Class IA.....................     1.35%      470,172     1.096720       515,648
Hartford Money Market HLS Fund
 Class IA.....................     1.45%      102,937     1.909880       196,597
Hartford Money Market HLS Fund
 Class IA.....................     1.60%      900,603     1.890903     1,702,954
Hartford Money Market HLS Fund
 Class IA.....................     1.65%    1,335,082     1.112417     1,485,168
Hartford Money Market HLS Fund
 Class IA.....................     1.80%       94,643     1.878047       177,744
Hartford Money Market HLS Fund
 Class IA.....................     1.85%       31,686     1.101538        34,903
Hartford Money Market HLS Fund
 Class IA.....................     1.90%      418,203     1.013730       423,944
Hartford Money Market HLS Fund
 Class IA.....................     1.95%      132,545     1.868422       247,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford Money Market HLS Fund
 Class IA.....................     2.10%    1,390,067   $ 1.061097  $  1,474,996
Hartford Money Market HLS Fund
 Class IA.....................     2.15%        1,819     1.089892         1,982
Hartford Money Market HLS Fund
 Class IA.....................     2.40%      178,786     0.993814       177,680
Hartford Money Market HLS Fund
 Class IA.....................     2.45%       17,436     0.992855        17,311
Hartford Mortgage Securities
 HLS Fund Class IA............     0.75%        1,430     1.331509         1,905
Hartford Mortgage Securities
 HLS Fund Class IA............     1.15%      410,798     1.316290       540,730
Hartford Mortgage Securities
 HLS Fund Class IA............     1.35%      140,181     1.307293       183,258
Hartford Mortgage Securities
 HLS Fund Class IA............     1.45%       11,816     2.846490        33,633
Hartford Mortgage Securities
 HLS Fund Class IA............     1.60%        8,537     2.818200        24,058
Hartford Mortgage Securities
 HLS Fund Class IA............     1.65%      778,600     1.294012     1,007,518
Hartford Mortgage Securities
 HLS Fund Class IA............     1.80%        2,777     2.798994         7,773
Hartford Mortgage Securities
 HLS Fund Class IA............     1.85%       24,941     1.281310        31,957
Hartford Mortgage Securities
 HLS Fund Class IA............     1.90%       12,425     1.280049        15,905
Hartford Mortgage Securities
 HLS Fund Class IA............     1.95%       20,851     2.784679        58,064
Hartford Mortgage Securities
 HLS Fund Class IA............     2.10%      135,286     1.271336       171,993
Hartford Mortgage Securities
 HLS Fund Class IA............     2.40%       39,094     1.274696        49,833
Hartford Mortgage Securities
 HLS Fund Class IA............     2.45%        1,880     1.274155         2,396
Hartford SmallCap Growth HLS
 Fund Class IA................     0.75%        2,654     1.369036         3,633
Hartford SmallCap Growth HLS
 Fund Class IA................     1.15%    1,289,701     1.356746     1,749,796
Hartford SmallCap Growth HLS
 Fund Class IA................     1.25%        3,011     1.351765         4,071
Hartford SmallCap Growth HLS
 Fund Class IA................     1.35%      755,411     1.347499     1,017,916
Hartford SmallCap Growth HLS
 Fund Class IA................     1.45%       99,794     1.341909       133,915
Hartford SmallCap Growth HLS
 Fund Class IA................     1.55%        1,289     1.334315         1,720
Hartford SmallCap Growth HLS
 Fund Class IA................     1.60%      300,483     1.334495       400,994
Hartford SmallCap Growth HLS
 Fund Class IA................     1.65%    2,973,514     1.332086     3,960,976
Hartford SmallCap Growth HLS
 Fund Class IA................     1.80%       57,523     1.325436        76,244
Hartford SmallCap Growth HLS
 Fund Class IA................     1.85%        1,174     1.322329         1,553
Hartford SmallCap Growth HLS
 Fund Class IA................     1.90%        1,728    13.409682        23,177
Hartford SmallCap Growth HLS
 Fund Class IA................     1.95%      314,136     1.318639       414,232
Hartford SmallCap Growth HLS
 Fund Class IA................     2.10%    1,100,977     1.311979     1,444,459
Hartford SmallCap Growth HLS
 Fund Class IA................     2.15%       21,025     1.308346        27,507
Hartford SmallCap Growth HLS
 Fund Class IA................     2.40%       90,616     1.350235       122,353
Hartford SmallCap Growth HLS
 Fund Class IA................     2.45%        7,994     1.313122        10,497
Hartford Stock HLS Fund Class
 IA...........................     0.75%        2,006     0.959768         1,926
Hartford Stock HLS Fund Class
 IA...........................     1.15%    1,347,688     0.948764     1,278,638
Hartford Stock HLS Fund Class
 IA...........................     1.35%      785,718     0.942296       740,378
Hartford Stock HLS Fund Class
 IA...........................     1.45%       10,717     5.883525        63,056
Hartford Stock HLS Fund Class
 IA...........................     1.60%       50,738     5.825026       295,548
Hartford Stock HLS Fund Class
 IA...........................     1.65%    2,567,209     0.988625     2,538,007
Hartford Stock HLS Fund Class
 IA...........................     1.80%       60,224     5.785318       348,414
Hartford Stock HLS Fund Class
 IA...........................     1.90%      150,835     0.977952       147,510
Hartford Stock HLS Fund Class
 IA...........................     1.95%      115,045     5.755738       662,168
Hartford Stock HLS Fund Class
 IA...........................     2.10%      646,068     0.971292       627,520
Hartford Stock HLS Fund Class
 IA...........................     2.15%       17,434     0.968570        16,886
Hartford Stock HLS Fund Class
 IA...........................     2.40%       46,829     0.973852        45,604
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     0.75%        3,267     1.107461         3,618
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.15%    4,625,936     1.097531     5,077,109
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.25%       22,246     1.093489        24,326

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.35%    3,146,053   $ 1.090038  $  3,429,317
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.45%      353,878     1.085505       384,136
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.55%       19,656     1.075183        21,134
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.60%    1,727,412     1.079552     1,864,831
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.65%    9,846,420     1.077557    10,610,079
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.80%      689,520     1.072186       739,294
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.85%       12,022     1.069687        12,860
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.90%      143,032     1.068629       152,849
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     1.95%      890,830     1.066706       950,254
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     2.10%    6,009,707     1.061313     6,378,180
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     2.15%       14,387     1.058369        15,226
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     2.40%      693,236     1.064156       737,712
Hartford U.S. Government
 Securities HLS Fund Class
 IA...........................     2.45%       30,199     1.062245        32,079
Hartford Value HLS Fund Class
 IA...........................     1.15%      174,257     1.138452       198,383
Hartford Value HLS Fund Class
 IA...........................     1.35%       95,982     1.130665       108,523
Hartford Value HLS Fund Class
 IA...........................     1.45%        5,217     1.122616         5,857
Hartford Value HLS Fund Class
 IA...........................     1.60%       80,552     1.114765        89,796
Hartford Value HLS Fund Class
 IA...........................     1.65%      481,380     1.112176       535,379
Hartford Value HLS Fund Class
 IA...........................     1.90%       23,798     1.100735        26,195
Hartford Value HLS Fund Class
 IA...........................     1.95%      175,698     1.101503       193,532
Hartford Value HLS Fund Class
 IA...........................     2.10%      420,597     1.093227       459,808
Hartford Value HLS Fund Class
 IA...........................     2.15%       19,900     1.090189        21,695
Hartford Value HLS Fund Class
 IA...........................     2.40%        3,168     1.096127         3,473
Hartford Value Opportunities
 HLS Fund Class IA............     0.75%        3,050     1.420752         4,333
Hartford Value Opportunities
 HLS Fund Class IA............     1.15%      410,148     1.407983       577,482
Hartford Value Opportunities
 HLS Fund Class IA............     1.25%       10,969     1.402849        15,389
Hartford Value Opportunities
 HLS Fund Class IA............     1.35%      125,108     1.398413       174,952
Hartford Value Opportunities
 HLS Fund Class IA............     1.45%      118,448     1.392614       164,953
Hartford Value Opportunities
 HLS Fund Class IA............     1.60%      135,024     1.384944       187,001
Hartford Value Opportunities
 HLS Fund Class IA............     1.65%      677,414     1.382405       936,461
Hartford Value Opportunities
 HLS Fund Class IA............     1.80%       91,850     1.375497       126,340
Hartford Value Opportunities
 HLS Fund Class IA............     1.90%        1,417    15.621752        22,143
Hartford Value Opportunities
 HLS Fund Class IA............     1.95%      237,806     1.368493       325,436
Hartford Value Opportunities
 HLS Fund Class IA............     2.10%      650,450     1.361582       885,641
Hartford Value Opportunities
 HLS Fund Class IA............     2.15%        7,718     1.357788        10,479
Hartford Value Opportunities
 HLS Fund Class IA............     2.40%      167,433     1.401232       234,612
Hartford Value Opportunities
 HLS Fund Class IA............     2.45%        3,913     1.362775         5,332
Hartford Equity Income HLS
 Fund Class IA................     0.75%          446     1.211673           540
Hartford Equity Income HLS
 Fund Class IA................     1.15%      305,695     1.204430       368,190
Hartford Equity Income HLS
 Fund Class IA................     1.25%       24,952     1.201827        29,988
Hartford Equity Income HLS
 Fund Class IA................     1.35%       21,798     1.199229        26,141
Hartford Equity Income HLS
 Fund Class IA................     1.45%        3,574     1.196656         4,277
Hartford Equity Income HLS
 Fund Class IA................     1.55%       19,610     1.190940        23,354
Hartford Equity Income HLS
 Fund Class IA................     1.60%       76,194     1.192781        90,883
Hartford Equity Income HLS
 Fund Class IA................     1.65%      341,931     1.191490       407,407
Hartford Equity Income HLS
 Fund Class IA................     1.80%       31,064     1.187631        36,892
Hartford Equity Income HLS
 Fund Class IA................     1.90%       52,062     1.185167        61,702
Hartford Equity Income HLS
 Fund Class IA................     1.95%      118,869     1.183789       140,715

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Hartford Equity Income HLS
 Fund Class IA................     2.10%      293,863   $ 1.180044  $    346,771
Hartford Equity Income HLS
 Fund Class IA................     2.15%        4,422     1.178686         5,212
Hartford Equity Income HLS
 Fund Class IA................     2.40%       23,556     1.180208        27,801
Huntington VA Income Equity
 Fund.........................     1.15%      197,546     1.245491       246,042
Huntington VA Income Equity
 Fund.........................     1.35%        2,114     1.240399         2,621
Huntington VA Income Equity
 Fund.........................     1.65%      262,230     1.342895       352,148
Huntington VA Income Equity
 Fund.........................     1.95%       87,225     1.204182       105,035
Huntington VA Income Equity
 Fund.........................     2.10%       37,068     1.324465        49,096
Huntington VA Dividend Capture
 Fund.........................     1.15%      174,359     1.392666       242,824
Huntington VA Dividend Capture
 Fund.........................     1.35%       65,122     1.386997        90,323
Huntington VA Dividend Capture
 Fund.........................     1.45%        1,873     1.377329         2,579
Huntington VA Dividend Capture
 Fund.........................     1.60%       10,280     1.368670        14,070
Huntington VA Dividend Capture
 Fund.........................     1.65%      704,116     1.391329       979,657
Huntington VA Dividend Capture
 Fund.........................     1.80%       20,418     1.359630        27,762
Huntington VA Dividend Capture
 Fund.........................     1.90%          371    13.801473         5,114
Huntington VA Dividend Capture
 Fund.........................     1.95%       37,258     1.352693        50,398
Huntington VA Dividend Capture
 Fund.........................     2.10%       25,583    13.722226       351,052
Huntington VA Dividend Capture
 Fund.........................     2.40%           62    13.579374           844
Huntington VA Growth Fund.....     1.15%       86,491     0.854848        73,936
Huntington VA Growth Fund.....     1.60%        6,254     0.838786         5,246
Huntington VA Growth Fund.....     1.65%      115,850     1.205898       139,703
Huntington VA Growth Fund.....     1.95%       23,662     0.828804        19,611
Huntington VA Growth Fund.....     2.10%        3,352    11.890056        39,852
Huntington VA Mid Corp America
 Fund.........................     1.15%      156,171     1.575703       246,079
Huntington VA Mid Corp America
 Fund.........................     1.35%       12,075     1.569226        18,947
Huntington VA Mid Corp America
 Fund.........................     1.45%        5,286     1.558315         8,237
Huntington VA Mid Corp America
 Fund.........................     1.60%        3,320     1.548516         5,141
Huntington VA Mid Corp America
 Fund.........................     1.65%      322,052     1.648247       530,821
Huntington VA Mid Corp America
 Fund.........................     1.80%        1,605     1.537975         2,469
Huntington VA Mid Corp America
 Fund.........................     1.90%           78    16.347797         1,279
Huntington VA Mid Corp America
 Fund.........................     1.95%       96,761     1.530115       148,055
Huntington VA Mid Corp America
 Fund.........................     2.10%        2,230    16.251286        36,248
Huntington VA New Economy
 Fund.........................     1.15%      103,423     1.583729       163,794
Huntington VA New Economy
 Fund.........................     1.35%       65,733     1.577247       103,676
Huntington VA New Economy
 Fund.........................     1.45%        9,992     1.566213        15,650
Huntington VA New Economy
 Fund.........................     1.65%      215,204     1.683128       362,216
Huntington VA New Economy
 Fund.........................     1.95%       25,090     1.537870        38,585
Huntington VA New Economy
 Fund.........................     2.10%          300    16.595263         4,983
Huntington VA Rotating Markets
 Fund.........................     1.15%       14,850     1.284542        19,076
Huntington VA Rotating Markets
 Fund.........................     1.80%        1,703     1.253764         2,134
Huntington VA Rotating Markets
 Fund.........................     1.90%          172    14.873813         2,561
Huntington VA International
 Equity Fund..................     1.15%        3,592    11.643997        41,827
Huntington VA International
 Equity Fund..................     1.35%          618    11.630368         7,185
Huntington VA International
 Equity Fund..................     1.45%          193    11.623559         2,242
Huntington VA International
 Equity Fund..................     1.60%          277    11.613353         3,221
Huntington VA International
 Equity Fund..................     1.65%        1,327    11.609955        15,410
Huntington VA International
 Equity Fund..................     1.80%          187    11.599757         2,169
Huntington VA Macro 100
 Fund.........................     1.15%      189,185     1.095413       207,236

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Huntington VA Macro 100
 Fund.........................     1.35%       34,742   $ 1.092207  $     37,946
Huntington VA Macro 100
 Fund.........................     1.45%       14,749     1.090491        16,084
Huntington VA Macro 100
 Fund.........................     1.65%      338,853     1.087222       368,408
Huntington VA Macro 100
 Fund.........................     1.80%        4,845     1.084758         5,255
Huntington VA Macro 100
 Fund.........................     1.90%        2,337     1.083139         2,531
Huntington VA Macro 100
 Fund.........................     1.95%       12,678     1.082322        13,721
Huntington VA Macro 100
 Fund.........................     2.10%       21,559     1.079887        23,281
Huntington VA Mortgage
 Securities Fund..............     1.15%        5,930    10.019191        59,413
Huntington VA Mortgage
 Securities Fund..............     1.35%          293    10.007438         2,933
Huntington VA Mortgage
 Securities Fund..............     1.45%          447    10.001580         4,475
Huntington VA Mortgage
 Securities Fund..............     1.65%        2,177     9.989857        21,748
Huntington VA Mortgage
 Securities Fund..............     1.80%          405     9.981081         4,040
Huntington VA Mortgage
 Securities Fund..............     2.10%          409     9.963537         4,079
Huntington VA Situs Small Cap
 Fund.........................     1.15%      233,861     1.307997       305,889
Huntington VA Situs Small Cap
 Fund.........................     1.35%       62,251     1.304158        81,184
Huntington VA Situs Small Cap
 Fund.........................     1.45%       15,485     1.302108        20,163
Huntington VA Situs Small Cap
 Fund.........................     1.60%        9,737     1.299194        12,650
Huntington VA Situs Small Cap
 Fund.........................     1.65%      384,968     1.298206       499,768
Huntington VA Situs Small Cap
 Fund.........................     1.80%       14,458     1.295283        18,727
Huntington VA Situs Small Cap
 Fund.........................     1.90%          985     1.293343         1,273
Huntington VA Situs Small Cap
 Fund.........................     1.95%       21,514     1.292369        27,804
Huntington VA Situs Small Cap
 Fund.........................     2.10%      217,268     1.289462       280,158
Lord Abbett All Value
 Portfolio Class VC...........     0.75%        7,823    10.612875        83,025
Lord Abbett All Value
 Portfolio Class VC...........     0.95%          170    10.595089         1,804
Lord Abbett All Value
 Portfolio Class VC...........     1.05%        3,508    10.586226        37,141
Lord Abbett All Value
 Portfolio Class VC...........     1.15%       21,184    10.577348       224,067
Lord Abbett All Value
 Portfolio Class VC...........     1.25%        7,022    10.568494        74,214
Lord Abbett All Value
 Portfolio Class VC...........     1.35%        6,638    10.559635        70,099
Lord Abbett All Value
 Portfolio Class VC...........     1.45%        1,459    10.550785        15,396
Lord Abbett All Value
 Portfolio Class VC...........     1.60%       10,061    10.537529       106,018
Lord Abbett All Value
 Portfolio Class VC...........     1.65%       54,679    10.533116       575,944
Lord Abbett All Value
 Portfolio Class VC...........     1.80%        6,490    10.519885        68,275
Lord Abbett All Value
 Portfolio Class VC...........     1.85%        6,970    10.515478        73,297
Lord Abbett All Value
 Portfolio Class VC...........     1.90%        1,190    10.511067        12,507
Lord Abbett All Value
 Portfolio Class VC...........     1.95%       10,171    10.506667       106,868
Lord Abbett All Value
 Portfolio Class VC...........     2.10%       24,394    10.493461       255,973
Lord Abbett All Value
 Portfolio Class VC...........     2.15%        2,419    10.489065        25,377
Lord Abbett All Value
 Portfolio Class VC...........     2.40%        4,448    10.467117        46,553
Lord Abbett America's Value
 Portfolio Class VC...........     0.75%        9,033    10.283680        92,890
Lord Abbett America's Value
 Portfolio Class VC...........     1.05%          282    10.257848         2,898
Lord Abbett America's Value
 Portfolio Class VC...........     1.15%       21,883    10.249267       224,281
Lord Abbett America's Value
 Portfolio Class VC...........     1.25%          748    10.240679         7,658
Lord Abbett America's Value
 Portfolio Class VC...........     1.35%        6,955    10.232095        71,163
Lord Abbett America's Value
 Portfolio Class VC...........     1.45%        1,103    10.223529        11,278
Lord Abbett America's Value
 Portfolio Class VC...........     1.60%        9,437    10.210682        96,356
Lord Abbett America's Value
 Portfolio Class VC...........     1.65%       66,759    10.206407       681,367
Lord Abbett America's Value
 Portfolio Class VC...........     1.80%          298    10.193575         3,036
Lord Abbett America's Value
 Portfolio Class VC...........     1.85%        9,116    10.189314        92,882

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Lord Abbett America's Value
 Portfolio Class VC...........     1.90%        3,134   $10.185039  $     31,916
Lord Abbett America's Value
 Portfolio Class VC...........     1.95%        4,611    10.180766        46,940
Lord Abbett America's Value
 Portfolio Class VC...........     2.10%       32,765    10.167987       333,156
Lord Abbett America's Value
 Portfolio Class VC...........     2.40%          521    10.142435         5,281
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     0.75%        3,529    10.017399        35,352
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.05%          231     9.992230         2,309
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.15%       71,687     9.983859       715,713
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.25%        9,539     9.975497        95,153
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.35%       24,426     9.967135       243,462
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.45%       13,265     9.958779       132,104
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.60%       10,398     9.946268       103,424
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.65%      205,399     9.942093     2,042,094
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.80%        8,189     9.929608        81,314
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.85%        6,702     9.925439        66,522
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.90%        3,292     9.921284        32,662
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     1.95%       17,728     9.917127       175,812
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     2.10%       52,483     9.904660       519,822
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     2.15%        3,185     9.900507        31,536
Lord Abbett Bond-Debenture
 Portfolio Class VC...........     2.40%       16,403     9.879781       162,055
Lord Abbett Growth and Income
 Portfolio Class VC...........     0.75%        5,421    10.271292        55,685
Lord Abbett Growth and Income
 Portfolio Class VC...........     0.95%        1,261    10.254077        12,928
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.15%      237,283    10.236905     2,429,039
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.25%       14,354    10.228329       146,822
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.35%      101,419    10.219762     1,036,480
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.45%       22,785    10.211186       232,658
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.60%       30,313    10.198357       309,139
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.65%      559,488    10.194091     5,703,474
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.80%       47,019    10.181274       478,715
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.90%       10,845    10.172749       110,322
Lord Abbett Growth and Income
 Portfolio Class VC...........     1.95%       20,443    10.168483       207,878
Lord Abbett Growth and Income
 Portfolio Class VC...........     2.10%      166,115    10.155712     1,687,014
Lord Abbett Growth and Income
 Portfolio Class VC...........     2.15%        2,150    10.151443        21,825
Lord Abbett Growth and Income
 Portfolio Class VC...........     2.40%        9,116    10.130183        92,343
Lord Abbett Growth and Income
 Portfolio Class VC...........     2.45%        1,699    10.125948        17,206
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     0.75%        3,164    10.641404        33,671
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.15%       11,852    10.613123       125,785
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.25%        1,278    10.606052        13,559
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.35%        3,155    10.599003        33,436
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.45%        1,775    10.591947        18,798
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.60%        8,566    10.581387        90,640
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.65%       22,240    10.577866       235,255
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.80%        8,357    10.567309        88,312
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     1.95%        2,787    10.556758        29,421
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     2.10%        5,084    10.546226        53,614
Lord Abbett Large-Cap Core
 Portfolio Class VC...........     2.15%          226    10.542723         2,384
MFS Capital Opportunities
 Series Class INIT............     1.40%       33,750     8.482700       286,289
MFS Capital Opportunities
 Series Class INIT............     1.50%       82,435     6.332378       522,008
MFS Capital Opportunities
 Series Class INIT............     1.85%       18,587     6.219346       115,597

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
MFS Capital Opportunities
 Series Class INIT............     1.90%        5,817   $ 8.275443  $     48,137
MFS Emerging Growth Series
 Class INIT...................     1.40%        3,249     8.066515        26,206
MFS Emerging Growth Series
 Class INIT...................     1.50%       68,242     5.369591       366,429
MFS Emerging Growth Series
 Class INIT...................     1.85%       25,489     5.273720       134,421
MFS Emerging Growth Series
 Class INIT...................     1.95%        5,071     7.855998        39,838
MFS Emerging Growth Series
 Class INIT...................     2.10%          147     7.815817         1,146
MFS Emerging Growth Series
 Class INIT...................     2.30%       12,071     5.154280        62,216
MFS Emerging Growth Series
 Class INIT...................     2.40%        8,924     5.134777        45,823
MFS Investors Growth Stock
 Series Class INIT............     1.40%       19,612     7.998221       156,862
MFS Investors Growth Stock
 Series Class INIT............     1.50%       42,041     6.392827       268,757
MFS Investors Growth Stock
 Series Class INIT............     1.85%        8,168     6.278730        51,286
MFS Investors Growth Stock
 Series Class INIT............     1.95%        4,119     7.789507        32,085
MFS Investors Growth Stock
 Series Class INIT............     2.10%          569     7.749652         4,409
MFS Investors Growth Stock
 Series Class INIT............     2.15%          288     7.739333         2,232
MFS Investors Growth Stock
 Series Class INIT............     2.30%        1,512     6.019705         9,099
MFS Investors Growth Stock
 Series Class INIT............     2.40%        1,592     5.996884         9,545
MFS Investors Trust Series
 Class INIT...................     1.30%       93,862     1.096187       102,890
MFS Investors Trust Series
 Class INIT...................     1.40%       20,862     8.868538       185,011
MFS Investors Trust Series
 Class INIT...................     1.50%       36,823     8.873257       326,744
MFS Investors Trust Series
 Class INIT...................     1.60%        4,165     8.781654        36,579
MFS Investors Trust Series
 Class INIT...................     1.80%          236     8.684800         2,053
MFS Investors Trust Series
 Class INIT...................     1.85%       41,594     8.714938       362,492
MFS Investors Trust Series
 Class INIT...................     1.95%       10,852     8.637137        93,729
MFS Investors Trust Series
 Class INIT...................     2.00%        2,923     8.670361        25,347
MFS Investors Trust Series
 Class INIT...................     2.10%          395     8.592964         3,390
MFS Investors Trust Series
 Class INIT...................     2.15%          263     8.581504         2,255
MFS Investors Trust Series
 Class INIT...................     2.30%        7,056     8.413793        59,365
MFS Investors Trust Series
 Class INIT...................     2.40%        2,013     8.381942        16,869
MFS Investors Trust Series
 Class INIT...................     2.60%        4,201     8.528364        35,826
MFS Total Return Series Class
 INIT.........................     1.30%       44,912     1.170452        52,567
MFS Total Return Series Class
 INIT.........................     1.40%      209,163    13.097240     2,739,462
MFS Total Return Series Class
 INIT.........................     1.50%      351,000    13.089413     4,594,385
MFS Total Return Series Class
 INIT.........................     1.60%        6,472    12.968982        83,937
MFS Total Return Series Class
 INIT.........................     1.70%        2,565    12.961238        33,249
MFS Total Return Series Class
 INIT.........................     1.75%        1,703    12.843105        21,872
MFS Total Return Series Class
 INIT.........................     1.80%        9,087    12.825959       116,547
MFS Total Return Series Class
 INIT.........................     1.85%      262,706    12.855958     3,377,334
MFS Total Return Series Class
 INIT.........................     1.90%        7,619    12.777413        97,346
MFS Total Return Series Class
 INIT.........................     1.95%       28,650    12.755592       365,449
MFS Total Return Series Class
 INIT.........................     2.00%       40,169    12.790207       513,765
MFS Total Return Series Class
 INIT.........................     2.10%       52,819    12.690355       670,287
MFS Total Return Series Class
 INIT.........................     2.15%       26,405    12.673418       334,644
MFS Total Return Series Class
 INIT.........................     2.25%       10,806    12.686106       137,084
MFS Total Return Series Class
 INIT.........................     2.30%      108,757    11.895020     1,293,663
MFS Total Return Series Class
 INIT.........................     2.40%       28,438    11.850013       336,986
MFS Total Return Series Class
 INIT.........................     2.45%          999    12.618520        12,608
MFS Total Return Series Class
 INIT.........................     2.60%        6,643    12.580684        83,577
Equity and Income Class II....     1.50%        3,764    13.487418        50,761

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Equity and Income Class II....     1.80%        3,106   $13.379929  $     41,551
Equity and Income Class II....     1.85%          960    13.362106        12,821
Equity and Income Class II....     1.95%           29    13.326512           384
Equity and Income Class II....     2.00%        1,332    13.308759        17,730
Equity and Income Class II....     2.30%        6,733    13.207063        88,924
Core Plus Fixed Income Class
 I............................     1.30%      121,983     1.163384       141,913
Core Plus Fixed Income Class
 I............................     1.40%      388,579    13.727553     5,334,239
Core Plus Fixed Income Class
 I............................     1.50%      276,821    13.135920     3,636,304
Core Plus Fixed Income Class
 I............................     1.60%       14,779    13.593138       200,893
Core Plus Fixed Income Class
 I............................     1.65%          786    13.512559        10,616
Core Plus Fixed Income Class
 I............................     1.80%       10,373    13.389021       138,889
Core Plus Fixed Income Class
 I............................     1.85%      204,001    13.380280     2,729,591
Core Plus Fixed Income Class
 I............................     1.90%        2,268    13.396123        30,379
Core Plus Fixed Income Class
 I............................     1.95%       48,538    13.373280       649,118
Core Plus Fixed Income Class
 I............................     2.00%        7,327    13.311851        97,533
Core Plus Fixed Income Class
 I............................     2.10%       36,710    13.304853       488,417
Core Plus Fixed Income Class
 I............................     2.15%       11,085    13.190115       146,214
Core Plus Fixed Income Class
 I............................     2.25%        5,829    13.203498        76,970
Core Plus Fixed Income Class
 I............................     2.30%       28,000    13.190277       369,322
Core Plus Fixed Income Class
 I............................     2.40%        6,170    13.087122        80,742
Core Plus Fixed Income Class
 I............................     2.60%       13,600    13.026094       177,149
Emerging Markets Debt Class
 I............................     1.40%       18,877    16.761055       316,402
Emerging Markets Debt Class
 I............................     1.50%        5,778    17.779074       102,724
Emerging Markets Debt Class
 I............................     1.60%          556    16.596967         9,225
Emerging Markets Debt Class
 I............................     1.65%            8    20.467551           166
Emerging Markets Debt Class
 I............................     1.80%        1,093    20.276867        22,161
Emerging Markets Debt Class
 I............................     1.85%       11,474    20.267209       232,540
Emerging Markets Debt Class
 I............................     1.90%          110    16.347953         1,805
Emerging Markets Debt Class
 I............................     1.95%        3,674    16.320056        59,955
Emerging Markets Debt Class
 I............................     2.00%        2,429    20.163595        48,987
Emerging Markets Debt Class
 I............................     2.10%        2,548    16.236631        41,368
Emerging Markets Debt Class
 I............................     2.15%        5,465    19.975732       109,173
Emerging Markets Debt Class
 I............................     2.25%          207    19.999546         4,137
Emerging Markets Debt Class
 I............................     2.30%        3,509    19.979544        70,115
Emerging Markets Debt Class
 I............................     2.40%          852    19.819846        16,896
Emerging Markets Equity Class
 I............................     1.30%       11,446     1.907097        21,828
Emerging Markets Equity Class
 I............................     1.40%       25,339    16.941903       429,284
Emerging Markets Equity Class
 I............................     1.50%       12,256    12.967572       158,924
Emerging Markets Equity Class
 I............................     1.60%          318    16.776039         5,336
Emerging Markets Equity Class
 I............................     1.65%          237    16.676630         3,945
Emerging Markets Equity Class
 I............................     1.85%        6,794    16.513370       112,191
Emerging Markets Equity Class
 I............................     1.95%           81    16.504814         1,343
Emerging Markets Equity Class
 I............................     2.00%        2,816    16.428965        46,271
Emerging Markets Equity Class
 I............................     2.10%        6,456    16.420506       106,017
Emerging Markets Equity Class
 I............................     2.15%        5,042    16.278740        82,078
Emerging Markets Equity Class
 I............................     2.30%        2,619    16.279138        42,643
Emerging Markets Equity Class
 I............................     2.40%          183    16.151814         2,952
Emerging Markets Equity Class
 I............................     2.60%        1,230    16.076611        19,777

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Emerging Markets Equity Class
 II...........................     0.75%          531   $12.138274  $      6,441
Emerging Markets Equity Class
 II...........................     1.15%       44,606    12.097686       539,631
Emerging Markets Equity Class
 II...........................     1.25%        3,690    12.087553        44,599
Emerging Markets Equity Class
 II...........................     1.35%       11,262    12.077441       136,019
Emerging Markets Equity Class
 II...........................     1.45%       11,549    12.067327       139,371
Emerging Markets Equity Class
 II...........................     1.55%          157    12.057226         1,892
Emerging Markets Equity Class
 II...........................     1.60%       12,772    12.052178       153,928
Emerging Markets Equity Class
 II...........................     1.65%       63,634    12.047134       766,605
Emerging Markets Equity Class
 II...........................     1.80%        3,962    12.032011        47,671
Emerging Markets Equity Class
 II...........................     1.90%          839    12.021938        10,085
Emerging Markets Equity Class
 II...........................     1.95%       13,357    12.016898       160,511
Emerging Markets Equity Class
 II...........................     2.10%       24,598    12.001820       295,226
Emerging Markets Equity Class
 II...........................     2.40%        5,579    11.971702        66,795
Technology Class I............     1.40%        4,830     2.396625        11,575
Technology Class I............     1.50%       52,375     2.385453       124,940
Technology Class I............     1.85%       16,656     2.343840        39,039
Technology Class I............     1.95%        2,198     2.338748         5,139
Technology Class I............     2.10%        1,038     2.326807         2,414
High Yield Class I............     1.30%        9,408     1.264029        11,892
High Yield Class I............     1.40%       62,145    10.689874       664,321
High Yield Class I............     1.50%       33,325    10.284350       342,727
High Yield Class I............     1.60%           96    10.585201         1,017
High Yield Class I............     1.65%          555    10.508273         5,830
High Yield Class I............     1.80%          619    10.410290         6,447
High Yield Class I............     1.85%       77,437    10.405365       805,761
High Yield Class I............     1.90%          164    10.426431         1,706
High Yield Class I............     1.95%        4,995    10.408625        51,993
High Yield Class I............     2.00%        1,284    10.352161        13,292
High Yield Class I............     2.10%        2,868    10.355378        29,703
High Yield Class I............     2.15%        8,320    10.255651        85,323
High Yield Class I............     2.25%          359    10.267923         3,684
High Yield Class I............     2.30%        4,282    10.257650        43,920
High Yield Class I............     2.40%        1,295    10.175595        13,173
High Yield Class I............     2.60%        4,041    10.128146        40,930
Mid Cap Growth Class II.......     0.75%          324    11.815831         3,826
Mid Cap Growth Class II.......     1.05%          392    11.786177         4,619
Mid Cap Growth Class II.......     1.15%       27,717    11.776315       326,405
Mid Cap Growth Class II.......     1.25%        3,291    11.766453        38,724
Mid Cap Growth Class II.......     1.35%       10,987    11.756604       129,166
Mid Cap Growth Class II.......     1.45%        3,605    11.746748        42,348
Mid Cap Growth Class II.......     1.55%          152    11.736919         1,778
Mid Cap Growth Class II.......     1.60%        6,261    11.732002        73,450
Mid Cap Growth Class II.......     1.65%       57,530    11.727095       674,655
Mid Cap Growth Class II.......     1.80%          600    11.712366         7,023
Mid Cap Growth Class II.......     1.85%        2,634    11.707464        30,842
Mid Cap Growth Class II.......     1.90%        1,718    11.702548        20,111
Mid Cap Growth Class II.......     1.95%        5,069    11.697660        59,298
Mid Cap Growth Class II.......     2.10%       28,481    11.682965       332,740

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Mid Cap Growth Class II.......     2.40%          499   $11.653645  $      5,815
U.S. Mid Cap Value Class I....     1.40%      122,357    15.484274     1,894,614
U.S. Mid Cap Value Class I....     1.50%      138,759    12.103734     1,679,501
U.S. Mid Cap Value Class I....     1.60%        4,399    15.332641        67,445
U.S. Mid Cap Value Class I....     1.65%          753    16.855978        12,696
U.S. Mid Cap Value Class I....     1.80%        1,425    16.698917        23,797
U.S. Mid Cap Value Class I....     1.85%       50,120    16.690936       836,546
U.S. Mid Cap Value Class I....     1.90%        3,819    15.102728        57,683
U.S. Mid Cap Value Class I....     1.95%       12,843    15.076956       193,634
U.S. Mid Cap Value Class I....     2.00%        4,674    16.605618        77,618
U.S. Mid Cap Value Class I....     2.10%       20,163    14.999870       302,435
U.S. Mid Cap Value Class I....     2.15%        7,303    16.450835       120,145
U.S. Mid Cap Value Class I....     2.25%        1,793    16.470485        29,524
U.S. Mid Cap Value Class I....     2.30%       10,591    16.454014       174,256
U.S. Mid Cap Value Class I....     2.60%        3,755    16.246380        61,013
U.S. Mid Cap Value Class II...     0.75%          597    10.988986         6,557
U.S. Mid Cap Value Class II...     1.15%       27,532    10.952231       301,539
U.S. Mid Cap Value Class II...     1.25%        3,831    10.943053        41,928
U.S. Mid Cap Value Class II...     1.35%       12,118    10.933877       132,494
U.S. Mid Cap Value Class II...     1.45%        1,597    10.924724        17,446
U.S. Mid Cap Value Class II...     1.60%        1,038    10.911000        11,330
U.S. Mid Cap Value Class II...     1.65%       57,761    10.906432       629,962
U.S. Mid Cap Value Class II...     1.80%        4,495    10.892733        48,964
U.S. Mid Cap Value Class II...     1.90%        1,319    10.883605        14,352
U.S. Mid Cap Value Class II...     1.95%        8,781    10.879046        95,532
U.S. Mid Cap Value Class II...     2.10%       11,262    10.865385       122,365
U.S. Mid Cap Value Class II...     2.15%        2,600    10.860838        28,236
U.S. Mid Cap Value Class II...     2.40%        2,253    10.838107        24,415
U.S. Mid Cap Value Class II...     2.45%          501    10.833555         5,431
American Opportunities Class
 X............................     1.30%      301,232     1.110661       334,567
American Opportunities Class
 X............................     1.40%      545,779    28.706764    15,667,546
American Opportunities Class
 X............................     1.65%       12,263    12.235026       150,041
American Opportunities Class
 Y............................     1.50%      285,234     7.182476     2,048,687
American Opportunities Class
 Y............................     1.80%        1,449     7.063748        10,238
American Opportunities Class
 Y............................     1.85%      144,878     7.054312     1,022,018
American Opportunities Class
 Y............................     1.90%        4,318     7.044911        30,419
American Opportunities Class
 Y............................     1.95%        9,753     7.027598        68,542
American Opportunities Class
 Y............................     2.00%        3,683     7.018233        25,846
American Opportunities Class
 Y............................     2.10%        1,933     6.996898        13,528
American Opportunities Class
 Y............................     2.30%          319     6.954155         2,218
American Opportunities Class
 Y............................     2.40%        2,590     6.940242        17,977
Balanced Growth Class X.......     1.30%      526,064     1.189469       625,737
Balanced Growth Class X.......     1.40%      360,777    22.973633     8,288,363
Balanced Growth Class X.......     1.65%        1,807    13.651687        24,668
Balanced Growth Class Y.......     1.50%      115,691    12.957296     1,499,039
Balanced Growth Class Y.......     1.60%          786    12.869208        10,114
Balanced Growth Class Y.......     1.80%        1,148    12.743167        14,634
Balanced Growth Class Y.......     1.85%       15,247    12.726161       194,032

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Balanced Growth Class Y.......     1.90%        4,298   $12.709199  $     54,622
Balanced Growth Class Y.......     1.95%        3,204    12.678013        40,627
Balanced Growth Class Y.......     2.00%        5,809    12.661096        73,547
Balanced Growth Class Y.......     2.15%          679    12.591628         8,551
Balanced Growth Class Y.......     2.30%           60    12.545496           748
Capital Opportunities Class
 X............................     1.30%        4,327     1.203121         5,205
Capital Opportunities Class
 X............................     1.40%      257,461    11.434790     2,944,013
Capital Opportunities Class
 X............................     1.65%        6,361     9.895356        62,941
Capital Opportunities Class
 Y............................     1.50%      365,758     4.374880     1,600,149
Capital Opportunities Class
 Y............................     1.60%       11,711     4.345102        50,885
Capital Opportunities Class
 Y............................     1.80%        5,569     4.302505        23,960
Capital Opportunities Class
 Y............................     1.85%       25,017     4.296771       107,493
Capital Opportunities Class
 Y............................     1.90%       95,337     4.291033       409,095
Capital Opportunities Class
 Y............................     2.00%        8,771     4.274785        37,492
Capital Opportunities Class
 Y............................     2.10%        5,992     4.261823        25,536
Capital Opportunities Class
 Y............................     2.30%       12,498     4.235769        52,938
Capital Opportunities Class
 Y............................     2.40%        7,298     4.227316        30,852
Capital Opportunities Class
 Y............................     2.60%          651     4.204831         2,739
Developing Growth Class X.....     1.30%       37,737     1.465011        55,285
Developing Growth Class X.....     1.40%      143,815    30.727489     4,419,068
Developing Growth Class X.....     1.65%        9,202    16.146662       148,585
Developing Growth Class Y.....     1.50%       80,166     8.745101       701,062
Developing Growth Class Y.....     1.60%        1,504     8.685619        13,062
Developing Growth Class Y.....     1.85%        7,735     8.589052        66,433
Developing Growth Class Y.....     1.95%        3,709     8.556543        31,738
Developing Growth Class Y.....     2.00%          106     8.545143           908
Developing Growth Class Y.....     2.10%        5,283     8.519152        45,006
Developing Growth Class Y.....     2.15%        5,971     8.498266        50,746
Developing Growth Class Y.....     2.30%          264     8.467125         2,235
Developing Growth Class Y.....     2.40%       10,759     8.450209        90,920
Developing Growth Class Y.....     2.60%        2,846     8.405217        23,923
Flexible Income Class X.......     1.30%       28,620     1.305789        37,371
Flexible Income Class X.......     1.40%      234,358    13.895028     3,256,409
Flexible Income Class X.......     1.65%        2,695    10.833013        29,190
Flexible Income Class Y.......     1.50%       46,911    11.289873       529,623
Flexible Income Class Y.......     1.60%        1,149    11.213144        12,878
Flexible Income Class Y.......     1.80%       19,187    11.103330       213,041
Flexible Income Class Y.......     1.85%       29,420    11.088526       326,219
Flexible Income Class Y.......     1.90%       65,946    11.073713       730,272
Flexible Income Class Y.......     1.95%        7,941    11.046552        87,717
Flexible Income Class Y.......     2.10%       12,203    10.998261       134,217
Flexible Income Class Y.......     2.15%          940    10.971272        10,318
Flexible Income Class Y.......     2.25%        5,400    10.942000        59,090
Flexible Income Class Y.......     2.30%        2,040    10.931054        22,295
Flexible Income Class Y.......     2.45%          651    10.883715         7,087
Flexible Income Class Y.......     2.60%        1,987    10.851070        21,562
Dividend Growth Class X.......     1.30%      233,502     1.085444       253,454
Dividend Growth Class X.......     1.40%      976,215    27.039346    26,396,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Dividend Growth Class X.......     1.65%       11,611   $11.626577  $    135,000
Dividend Growth Class Y.......     1.50%      184,457    11.660912     2,150,933
Dividend Growth Class Y.......     1.60%        3,216    11.581621        37,245
Dividend Growth Class Y.......     1.80%        2,745    11.468182        31,482
Dividend Growth Class Y.......     1.85%       56,522    11.452880       647,337
Dividend Growth Class Y.......     1.90%        1,331    11.437599        15,220
Dividend Growth Class Y.......     1.95%        8,677    11.409527        99,004
Dividend Growth Class Y.......     2.00%          912    11.394310        10,395
Dividend Growth Class Y.......     2.10%           96    11.359662         1,094
Dividend Growth Class Y.......     2.30%          384    11.290266         4,339
Dividend Growth Class Y.......     2.40%          828    11.267672         9,326
Global Equity Class X.........     1.30%      118,077     1.229415       145,165
Global Equity Class X.........     1.40%      387,995    18.821253     7,302,544
Global Equity Class X.........     1.65%       11,153    12.985793       144,824
Global Equity Class Y.........     1.50%       47,903     9.179278       439,714
Global Equity Class Y.........     1.60%           49     9.116876           448
Global Equity Class Y.........     1.85%       25,632     9.015524       231,082
Global Equity Class Y.........     1.95%        7,104     8.981379        63,806
Global Equity Class Y.........     2.10%        1,283     8.942124        11,470
Global Equity Class Y.........     2.25%        2,476     8.896433        22,026
Global Equity Class Y.........     2.30%          343     8.887520         3,049
Global Equity Class Y.........     2.60%          962     8.822506         8,487
Growth Class X................     1.30%      148,101     1.115013       165,135
Growth Class X................     1.40%      150,761    19.925700     3,004,017
Growth Class X................     1.65%        2,026    11.445655        23,190
Growth Class Y................     1.50%       58,210     7.129612       415,015
Growth Class Y................     1.60%        4,539     7.081126        32,139
Growth Class Y................     1.80%          710     7.011764         4,979
Growth Class Y................     1.85%        5,332     7.002423        37,334
Growth Class Y................     1.90%        4,406     6.993073        30,811
Growth Class Y................     1.95%        5,935     6.975902        41,400
Growth Class Y................     2.00%        6,731     6.966599        46,891
Growth Class Y................     2.10%          242     6.945426         1,678
Growth Class Y................     2.30%       21,025     6.902996       145,134
Growth Class Y................     2.40%       10,787     6.889182        74,313
Growth Class Y................     2.60%       10,483     6.852504        71,835
Money Market Class X..........     1.40%      328,687    12.963657     4,260,982
Money Market Class X..........     1.65%        1,064    11.002202        11,702
Money Market Class Y..........     1.50%      150,063    10.251492     1,538,372
Money Market Class Y..........     1.60%        5,948    10.181816        60,565
Money Market Class Y..........     1.80%       13,602    10.082129       137,138
Money Market Class Y..........     1.85%       32,745    10.068623       329,698
Money Market Class Y..........     1.90%       16,664    10.055184       167,559
Money Market Class Y..........     1.95%       11,713    10.030569       117,488
Money Market Class Y..........     2.00%          153    10.017182         1,530
Money Market Class Y..........     2.10%        1,384     9.986685        13,826
Money Market Class Y..........     2.15%        7,968     9.962151        79,376
Money Market Class Y..........     2.25%        1,261     9.935566        12,527

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Money Market Class Y..........     2.30%        4,160   $ 9.925653  $     41,288
Money Market Class Y..........     2.40%        2,242     9.905787        22,213
Money Market Class Y..........     2.60%        1,381     9.853007        13,605
Utilities Class X.............     1.30%      166,305     1.347218       224,049
Utilities Class X.............     1.40%      184,551    26.949796     4,973,602
Utilities Class X.............     1.65%          860    14.628152        12,586
Utilities Class Y.............     1.50%      109,919     8.731502       959,760
Utilities Class Y.............     1.85%       20,239     8.575768       173,562
Utilities Class Y.............     1.90%        3,494     8.564311        29,927
Utilities Class Y.............     1.95%        1,081     8.543328         9,235
Utilities Class Y.............     2.10%        8,350     8.506018        71,024
Utilities Class Y.............     2.15%          973     8.485148         8,259
Equally-Weighted S&P 500 Class
 X............................     1.30%      244,008     1.315013       320,873
Equally-Weighted S&P 500 Class
 X............................     1.40%      531,730    32.146264    17,093,123
Equally-Weighted S&P 500 Class
 X............................     1.65%        2,369    17.130959        40,576
Equally-Weighted S&P 500 Class
 Y............................     1.50%      262,456    14.326864     3,760,176
Equally-Weighted S&P 500 Class
 Y............................     1.60%       19,867    14.229461       282,690
Equally-Weighted S&P 500 Class
 Y............................     1.80%       15,689    14.090099       221,054
Equally-Weighted S&P 500 Class
 Y............................     1.85%      171,081    14.071315     2,407,332
Equally-Weighted S&P 500 Class
 Y............................     1.90%       74,865    14.052540     1,052,040
Equally-Weighted S&P 500 Class
 Y............................     1.95%       15,728    14.018061       220,477
Equally-Weighted S&P 500 Class
 Y............................     2.00%       19,435    13.999352       272,074
Equally-Weighted S&P 500 Class
 Y............................     2.10%       22,424    13.956819       312,962
Equally-Weighted S&P 500 Class
 Y............................     2.15%       10,235    13.922561       142,497
Equally-Weighted S&P 500 Class
 Y............................     2.25%       18,108    13.885447       251,432
Equally-Weighted S&P 500 Class
 Y............................     2.30%       38,102    13.871562       528,531
Equally-Weighted S&P 500 Class
 Y............................     2.40%       28,245    13.843817       391,016
Equally-Weighted S&P 500 Class
 Y............................     2.60%        9,116    13.770088       125,521
Small Company Growth Class
 II...........................     1.50%       10,015    12.500760       125,194
Small Company Growth Class
 II...........................     1.60%        2,150    12.478911        26,826
Small Company Growth Class
 II...........................     1.80%          193    12.435290         2,404
Small Company Growth Class
 II...........................     1.85%          333    12.424408         4,133
Small Company Growth Class
 II...........................     1.90%        1,213    12.413546        15,052
Small Company Growth Class
 II...........................     1.95%        1,071    12.402674        13,284
Small Company Growth Class
 II...........................     2.00%        2,319    12.391821        28,735
Small Company Growth Class
 II...........................     2.10%           87    12.370154         1,080
Small Company Growth Class
 II...........................     2.15%        3,698    12.359335        45,710
Small Company Growth Class
 II...........................     2.30%       14,326    12.326915       176,596
Small Company Growth Class
 II...........................     2.40%        1,965    12.305357        24,175
Small Company Growth Class
 II...........................     2.60%        5,690    12.262332        69,779
Global Franchise Class II.....     1.50%       17,933    14.991994       268,855
Global Franchise Class II.....     1.60%        7,715    14.952079       115,352
Global Franchise Class II.....     1.80%        3,623    14.872547        53,886
Global Franchise Class II.....     1.85%        9,539    14.852712       141,676
Global Franchise Class II.....     1.90%        1,956    14.832925        29,006
Global Franchise Class II.....     1.95%        5,459    14.813167        80,871
Global Franchise Class II.....     2.00%        2,383    14.793408        35,257
Global Franchise Class II.....     2.10%        2,807    14.754025        41,419

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Global Franchise Class II.....     2.15%          885   $14.734374  $     13,033
Global Franchise Class II.....     2.30%       13,031    14.680428       191,307
Global Franchise Class II.....     2.40%           99    14.651075         1,444
Global Franchise Class II.....     2.60%          383    14.573126         5,585
MTB Large Cap Growth Fund
 II...........................     1.15%       63,248     1.014895        64,190
MTB Large Cap Growth Fund
 II...........................     1.35%       31,674     1.012173        32,060
MTB Large Cap Growth Fund
 II...........................     1.65%      190,750     1.006124       191,918
MTB Large Cap Growth Fund
 II...........................     1.95%        7,579     1.000907         7,586
MTB Large Cap Value Fund II...     1.15%       12,241     1.144063        14,005
MTB Large Cap Value Fund II...     1.35%       10,228     1.140989        11,669
MTB Large Cap Value Fund II...     1.65%      394,061     1.134190       446,940
MTB Large Cap Value Fund II...     1.95%        3,318     1.128300         3,744
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.15%      596,925     1.052312       628,151
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.35%       68,960     1.049493        72,373
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.45%       72,489     1.046851        75,885
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.65%      673,908     1.043238       703,047
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.95%       50,225     1.037808        52,124
MTB Managed Allocation
 Fund -- Aggressive Growth
 II...........................     1.65%        5,217    10.555525        55,069
MTB Managed Allocation
 Fund -- Aggressive Growth
 II...........................     1.95%        1,156    10.536982        12,176
MTB Managed Allocation
 Fund -- Conservative Growth
 II...........................     1.15%          683    10.193799         6,959
MTB Managed Allocation
 Fund -- Conservative Growth
 II...........................     1.65%        8,437    10.163961        85,750
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.15%        9,331    11.091041       103,485
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.35%        3,191    11.072474        35,334
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.45%          524    11.063200         5,794
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.60%        4,219    11.049301        46,612
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.65%       23,833    11.044667       263,227
Oppenheimer Aggressive Growth
 Fund Class SRV...............     1.95%       24,742    11.016942       272,577
Oppenheimer Aggressive Growth
 Fund Class SRV...............     2.10%        3,494    11.003091        38,439
Oppenheimer Aggressive Growth
 Fund Class SRV...............     2.40%        1,549    10.975468        16,996
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.15%      168,848    10.569767     1,784,688
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.25%          657    10.560906         6,941
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.35%      102,735    10.552062     1,084,061
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.45%       14,324    10.543221       151,020
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.60%       44,286    10.529974       466,335
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.65%      411,855    10.525553     4,334,998
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.80%       39,421    10.512334       414,408
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.85%          633    10.507920         6,647
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.90%        4,362    10.503518        45,812
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     1.95%       25,193    10.499118       264,507
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     2.10%      189,885    10.485930     1,991,122
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     2.15%        1,490    10.481521        15,617
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     2.40%       19,917    10.459590       208,327
Oppenheimer Capital
 Appreciation Fund Class
 SRV..........................     2.45%          486    10.455204         5,079
Oppenheimer Global Securities
 Fund Class SRV...............     0.75%          441    11.527071         5,085
Oppenheimer Global Securities
 Fund Class SRV...............     0.95%          158    11.507766         1,815
Oppenheimer Global Securities
 Fund Class SRV...............     1.15%      318,637    11.488494     3,660,655
Oppenheimer Global Securities
 Fund Class SRV...............     1.25%        8,868    11.478877       101,790
Oppenheimer Global Securities
 Fund Class SRV...............     1.35%      150,700    11.469275     1,728,418

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Oppenheimer Global Securities
 Fund Class SRV...............     1.45%       19,771   $11.459660  $    226,565
Oppenheimer Global Securities
 Fund Class SRV...............     1.55%          662    11.450061         7,585
Oppenheimer Global Securities
 Fund Class SRV...............     1.60%       41,679    11.445268       477,033
Oppenheimer Global Securities
 Fund Class SRV...............     1.65%      604,314    11.440472     6,913,634
Oppenheimer Global Securities
 Fund Class SRV...............     1.80%       44,059    11.426108       503,427
Oppenheimer Global Securities
 Fund Class SRV...............     1.90%        7,718    11.416541        88,111
Oppenheimer Global Securities
 Fund Class SRV...............     1.95%       73,588    11.411745       839,768
Oppenheimer Global Securities
 Fund Class SRV...............     2.10%      218,579    11.397413     2,491,231
Oppenheimer Global Securities
 Fund Class SRV...............     2.40%       17,923    11.368801       203,763
Oppenheimer Main Street Fund
 Class SRV....................     1.15%       24,595    10.449383       257,000
Oppenheimer Main Street Fund
 Class SRV....................     1.35%       13,171    10.431874       137,401
Oppenheimer Main Street Fund
 Class SRV....................     1.45%          866    10.423131         9,030
Oppenheimer Main Street Fund
 Class SRV....................     1.60%        8,744    10.410031        91,025
Oppenheimer Main Street Fund
 Class SRV....................     1.65%       41,261    10.405663       429,352
Oppenheimer Main Street Fund
 Class SRV....................     1.80%        4,482    10.392597        46,579
Oppenheimer Main Street Fund
 Class SRV....................     1.90%        6,998    10.383881        72,663
Oppenheimer Main Street Fund
 Class SRV....................     1.95%        7,887    10.379532        81,863
Oppenheimer Main Street Fund
 Class SRV....................     2.10%       54,431    10.366492       564,263
Oppenheimer Main Street Fund
 Class SRV....................     2.15%          373    10.362153         3,869
Oppenheimer Main Street Fund
 Class SRV....................     2.40%       11,654    10.340458       120,506
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.15%      196,865    10.934626     2,152,647
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.25%          491    10.925472         5,364
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.35%      128,535    10.916316     1,403,130
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.45%       23,035    10.907171       251,246
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.55%          669    10.898031         7,290
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.60%       69,385    10.893467       755,848
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.65%      429,759    10.888899     4,679,607
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.80%       37,666    10.875224       409,630
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.85%        2,236    10.870659        24,308
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.90%        8,570    10.866104        93,124
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     1.95%       37,826    10.861562       410,847
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     2.10%      252,853    10.847907     2,742,930
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     2.15%        2,246    10.843371        24,351
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     2.40%       34,322    10.820666       371,382
Oppenheimer Main Street Small
 Cap Fund Class SRV...........     2.45%          308    10.816124         3,330
Putnam Diversified Income
 Class IB.....................     0.75%          367    17.301813         6,346
Putnam Diversified Income
 Class IB.....................     1.05%        3,998    17.258354        68,993
Putnam Diversified Income
 Class IB.....................     1.15%       71,804    17.155146     1,231,810
Putnam Diversified Income
 Class IB.....................     1.25%          186    17.090234         3,181
Putnam Diversified Income
 Class IB.....................     1.35%       29,432    17.044652       501,663
Putnam Diversified Income
 Class IB.....................     1.45%        8,821    16.980135       149,779
Putnam Diversified Income
 Class IB.....................     1.60%       14,799    16.893310       249,999
Putnam Diversified Income
 Class IB.....................     1.65%      142,574    13.336459     1,901,439
Putnam Diversified Income
 Class IB.....................     1.80%       10,062    13.220540       133,029
Putnam Diversified Income
 Class IB.....................     1.85%        6,200    13.205901        81,871
Putnam Diversified Income
 Class IB.....................     1.90%          669    13.481457         9,013
Putnam Diversified Income
 Class IB.....................     1.95%        7,601    16.692416       126,886
Putnam Diversified Income
 Class IB.....................     2.10%       28,061    16.607041       466,007

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Putnam Diversified Income
 Class IB.....................     2.15%        2,683   $13.024176  $     34,944
Putnam Diversified Income
 Class IB.....................     2.40%        8,554    13.217511       113,064
Putnam Global Asset Allocation
 Class IB.....................     0.75%          285    33.613874         9,575
Putnam Global Asset Allocation
 Class IB.....................     1.05%          634    33.529464        21,267
Putnam Global Asset Allocation
 Class IB.....................     1.15%       12,122    33.328955       404,017
Putnam Global Asset Allocation
 Class IB.....................     1.35%        7,794    33.114275       258,101
Putnam Global Asset Allocation
 Class IB.....................     1.45%          202    32.988924         6,670
Putnam Global Asset Allocation
 Class IB.....................     1.60%           74    32.820216         2,417
Putnam Global Asset Allocation
 Class IB.....................     1.65%      124,374    10.014299     1,245,523
Putnam Global Asset Allocation
 Class IB.....................     1.80%        3,942     9.927241        39,133
Putnam Global Asset Allocation
 Class IB.....................     1.90%          493    10.350527         5,101
Putnam Global Asset Allocation
 Class IB.....................     1.95%        3,192    32.429897       103,526
Putnam Global Asset Allocation
 Class IB.....................     2.10%        1,024    32.264038        33,028
Putnam Global Asset Allocation
 Class IB.....................     2.40%        4,787    10.147839        48,581
Putnam Growth and Income Class
 IB...........................     1.15%        3,365    51.469113       173,195
Putnam Growth and Income Class
 IB...........................     1.35%        1,316    51.137594        67,313
Putnam Growth and Income Class
 IB...........................     1.45%        1,001    50.944035        50,971
Putnam Growth and Income Class
 IB...........................     1.60%           54    50.683509         2,739
Putnam Growth and Income Class
 IB...........................     1.65%       40,266    12.435324       500,716
Putnam Growth and Income Class
 IB...........................     1.95%          801    50.080738        40,136
Putnam Growth and Income Class
 IB...........................     2.10%        2,704    49.824610       134,727
Putnam Growth and Income Class
 IB...........................     2.40%          978    10.735847        10,495
Putnam Growth and Income Class
 IB...........................     2.45%          561    10.725103         6,021
Putnam International Equity
 Class IB.....................     0.75%          501    19.558296         9,799
Putnam International Equity
 Class IB.....................     1.05%          819    19.509164        15,975
Putnam International Equity
 Class IB.....................     1.15%      157,162    19.392501     3,047,768
Putnam International Equity
 Class IB.....................     1.25%        2,503    19.319094        48,352
Putnam International Equity
 Class IB.....................     1.35%      109,532    19.267574     2,110,409
Putnam International Equity
 Class IB.....................     1.45%       14,098    19.194635       270,604
Putnam International Equity
 Class IB.....................     1.60%       53,358    19.096475     1,018,941
Putnam International Equity
 Class IB.....................     1.65%      824,375     8.305426     6,846,788
Putnam International Equity
 Class IB.....................     1.80%       79,000     8.233231       650,424
Putnam International Equity
 Class IB.....................     1.90%       14,523    10.274238       149,209
Putnam International Equity
 Class IB.....................     1.95%       27,118    18.869331       511,704
Putnam International Equity
 Class IB.....................     2.10%      204,544    18.772829     3,839,864
Putnam International Equity
 Class IB.....................     2.40%       50,940    10.073002       513,120
Putnam Investors Class IB.....     0.75%          477     9.934290         4,742
Putnam Investors Class IB.....     1.05%        2,652     9.909363        26,281
Putnam Investors Class IB.....     1.15%        4,844     9.850096        47,717
Putnam Investors Class IB.....     1.35%       16,525     9.786658       161,725
Putnam Investors Class IB.....     1.45%        5,846     9.749614        56,996
Putnam Investors Class IB.....     1.65%       52,993     6.769446       358,732
Putnam Investors Class IB.....     1.80%        4,864     6.710574        32,643
Putnam Investors Class IB.....     1.95%          135     9.584407         1,295
Putnam Investors Class IB.....     2.10%        3,500     9.535398        33,372
Putnam Investors Class IB.....     2.40%        9,771     7.092883        69,306
Putnam New Value Class IB.....     0.75%        1,639    19.357998        31,730
Putnam New Value Class IB.....     0.95%          395    19.325576         7,641

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Putnam New Value Class IB.....     1.05%        3,338   $19.309395  $     64,462
Putnam New Value Class IB.....     1.15%       23,808    19.193907       456,977
Putnam New Value Class IB.....     1.25%          995    19.121275        19,028
Putnam New Value Class IB.....     1.35%       11,022    19.070302       210,185
Putnam New Value Class IB.....     1.45%        2,650    18.998122        50,350
Putnam New Value Class IB.....     1.60%          522    18.900956         9,861
Putnam New Value Class IB.....     1.65%       73,862    17.547732     1,296,112
Putnam New Value Class IB.....     1.80%          176    17.395263         3,063
Putnam New Value Class IB.....     1.90%        4,217    14.337729        60,455
Putnam New Value Class IB.....     1.95%        3,294    18.676228        61,525
Putnam New Value Class IB.....     2.10%        5,440    18.580695       101,080
Putnam New Value Class IB.....     2.15%          113    17.136808         1,937
Putnam New Value Class IB.....     2.40%       11,117    14.057007       156,268
Putnam New Value Class IB.....     2.45%          322    14.042955         4,518
Putnam Small Cap Value Class
 IB...........................     0.75%        1,198    23.245262        27,851
Putnam Small Cap Value Class
 IB...........................     0.95%          407    23.206350         9,435
Putnam Small Cap Value Class
 IB...........................     1.05%          127    23.186914         2,944
Putnam Small Cap Value Class
 IB...........................     1.15%       97,700    23.048311     2,251,812
Putnam Small Cap Value Class
 IB...........................     1.25%          464    22.961103        10,649
Putnam Small Cap Value Class
 IB...........................     1.35%       44,012    22.899917     1,007,880
Putnam Small Cap Value Class
 IB...........................     1.45%       11,716    22.813258       267,282
Putnam Small Cap Value Class
 IB...........................     1.60%       20,262    22.696612       459,876
Putnam Small Cap Value Class
 IB...........................     1.65%      216,965    21.279394     4,616,891
Putnam Small Cap Value Class
 IB...........................     1.80%       14,418    21.094488       304,148
Putnam Small Cap Value Class
 IB...........................     1.85%           73    21.071068         1,539
Putnam Small Cap Value Class
 IB...........................     1.90%        2,058    20.154043        41,474
Putnam Small Cap Value Class
 IB...........................     1.95%       17,363    22.426815       389,406
Putnam Small Cap Value Class
 IB...........................     2.10%       99,023    22.312168     2,209,408
Putnam Small Cap Value Class
 IB...........................     2.15%          946    20.781140        19,655
Putnam Small Cap Value Class
 IB...........................     2.40%       23,297    19.759547       460,330
Putnam Small Cap Value Class
 IB...........................     2.45%          351    19.739785         6,933
Putnam The George Putnam Fund
 of Boston Class IB...........     1.05%        3,865    12.396378        47,916
Putnam The George Putnam Fund
 of Boston Class IB...........     1.15%       21,301    12.322239       262,475
Putnam The George Putnam Fund
 of Boston Class IB...........     1.25%        1,913    12.275612        23,480
Putnam The George Putnam Fund
 of Boston Class IB...........     1.35%       13,520    12.242859       165,529
Putnam The George Putnam Fund
 of Boston Class IB...........     1.45%        4,231    12.196531        51,604
Putnam The George Putnam Fund
 of Boston Class IB...........     1.60%           35    12.134166           425
Putnam The George Putnam Fund
 of Boston Class IB...........     1.65%       36,261    12.930532       468,874
Putnam The George Putnam Fund
 of Boston Class IB...........     1.80%        1,033    12.818160        13,238
Putnam The George Putnam Fund
 of Boston Class IB...........     1.90%        7,243    11.656543        84,427
Putnam The George Putnam Fund
 of Boston Class IB...........     1.95%       11,733    11.989820       140,677
Putnam The George Putnam Fund
 of Boston Class IB...........     2.10%        7,510    11.928501        89,582
Putnam The George Putnam Fund
 of Boston Class IB...........     2.40%        1,549    11.428257        17,706
Putnam Vista Class IB.........     0.75%          201    15.770447         3,165
Putnam Vista Class IB.........     1.15%        1,624    15.636826        25,400
Putnam Vista Class IB.........     1.35%        2,895    15.536136        44,977
Putnam Vista Class IB.........     1.45%          681    15.477297        10,532
Putnam Vista Class IB.........     1.60%        3,132    15.398138        48,229

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Putnam Vista Class IB.........     1.65%       12,920   $ 5.475308  $     70,741
Putnam Vista Class IB.........     1.80%          857     5.427675         4,650
Putnam Vista Class IB.........     1.85%        1,787     5.421648         9,690
Putnam Vista Class IB.........     1.90%        1,014     6.379458         6,471
Putnam Vista Class IB.........     1.95%        1,002    15.215052        15,251
Putnam Vista Class IB.........     2.10%          237    15.137251         3,586
Putnam Vista Class IB.........     2.40%       16,747     6.254512       104,745
Putnam Voyager Class IB.......     1.15%        2,926    52.757362       154,348
Putnam Voyager Class IB.......     1.35%        1,684    52.417515        88,260
Putnam Voyager Class IB.......     1.45%          302    52.219092        15,753
Putnam Voyager Class IB.......     1.60%          201    51.952019        10,445
Putnam Voyager Class IB.......     1.65%      141,915     5.317266       754,597
Putnam Voyager Class IB.......     1.90%          973     6.534802         6,360
Putnam Voyager Class IB.......     1.95%        5,372    51.334103       275,753
Putnam Voyager Class IB.......     2.10%        2,840    51.071546       145,066
Putnam Voyager Class IB.......     2.15%        1,908     5.192688         9,910
Putnam Voyager Class IB.......     2.40%        8,792     6.406829        56,326
Pioneer Fund VCT Portfolio
 Class II.....................     1.15%       46,189     1.020694        47,145
Pioneer Fund VCT Portfolio
 Class II.....................     1.60%       23,033     1.019537        23,483
Pioneer Fund VCT Portfolio
 Class II.....................     1.65%       19,134     1.019406        19,506
Pioneer Fund VCT Portfolio
 Class II.....................     1.80%        7,721     1.019021         7,868
Pioneer Fund VCT Portfolio
 Class II.....................     2.10%      368,849     1.018250       375,581
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.15%       11,074     1.039627        11,513
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.35%          702     1.039106           730
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.60%       33,107     1.038449        34,378
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.65%       32,517     1.038320        33,763
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.80%        4,512     1.037927         4,684
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     1.90%        1,761     1.037665         1,828
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     2.10%      206,911     1.037145       214,598
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio Class
 II...........................     2.40%       12,691     1.036360        13,152
Pioneer Value VCT Portfolio
 Class II.....................     1.15%        1,845     1.000697         1,846
Pioneer Value VCT Portfolio
 Class II.....................     1.60%        2,137     0.999565         2,136
Pioneer Value VCT Portfolio
 Class II.....................     1.65%       21,367     0.999436        21,355
Pioneer Value VCT Portfolio
 Class II.....................     1.80%        7,496     0.999061         7,489
Pioneer Value VCT Portfolio
 Class II.....................     2.10%      166,488     0.998305       166,206
Enterprise Class I............     1.40%       85,125     8.265196       703,577
Enterprise Class I............     1.65%        1,989     8.510858        16,925
Enterprise Class II...........     1.50%       65,799     5.777266       380,136
Enterprise Class II...........     1.85%       69,695     5.674158       395,458
Enterprise Class II...........     1.95%        8,096     5.652670        45,766
Enterprise Class II...........     2.30%        1,051     5.593561         5,879
Enterprise Class II...........     2.40%          711     5.582364         3,966
Enterprise Class II...........     2.60%        3,327     5.552645        18,473
Growth and Income Class I.....     1.30%      104,572     1.255110       131,249
Growth and Income Class I.....     1.40%      149,540    14.191677     2,122,228
Growth and Income Class I.....     1.65%        2,628    14.467717        38,021
Growth and Income Class I.....     1.75%          954    13.912914        13,266
Growth and Income Class II....     0.75%        2,399    14.668103        35,183

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Growth and Income Class II....     1.05%        1,787   $14.631280  $     26,141
Growth and Income Class II....     1.15%       65,430    14.912181       975,700
Growth and Income Class II....     1.25%        3,042    14.606769        44,430
Growth and Income Class II....     1.35%       25,544    14.887210       380,272
Growth and Income Class II....     1.45%       17,296    14.874736       257,274
Growth and Income Class II....     1.50%       56,808    14.971400       850,490
Growth and Income Class II....     1.55%          118    14.570097         1,717
Growth and Income Class II....     1.60%        6,786    14.869655       100,901
Growth and Income Class II....     1.60%       13,061    14.869655       194,208
Growth and Income Class II....     1.65%      157,750    14.849833     2,342,559
Growth and Income Class II....     1.80%        5,213    14.724031        76,758
Growth and Income Class II....     1.80%        4,471    14.724031        65,833
Growth and Income Class II....     1.85%      133,035    14.704404     1,956,199
Growth and Income Class II....     1.90%        8,034    14.684779       117,971
Growth and Income Class II....     1.90%        2,295    14.684779        33,701
Growth and Income Class II....     1.95%       22,050    14.648750       323,002
Growth and Income Class II....     1.95%       16,556    14.648750       242,523
Growth and Income Class II....     2.00%       12,095    14.629191       176,938
Growth and Income Class II....     2.10%       17,148    14.584750       250,096
Growth and Income Class II....     2.10%      103,645    14.584750     1,511,642
Growth and Income Class II....     2.15%       12,513    14.548979       182,049
Growth and Income Class II....     2.15%        2,360    14.548979        34,330
Growth and Income Class II....     2.25%       11,610    14.510189       168,462
Growth and Income Class II....     2.30%       25,826    14.495663       374,367
Growth and Income Class II....     2.40%       22,738    14.466672       328,943
Growth and Income Class II....     2.40%        5,008    14.466672        72,455
Growth and Income Class II....     2.60%        5,254    14.389633        75,600
Comstock Class II.............     0.75%        2,148    14.719590        31,619
Comstock Class II.............     0.95%          184    14.694935         2,706
Comstock Class II.............     1.05%        3,583    14.682621        52,613
Comstock Class II.............     1.15%      269,607    14.858330     4,005,901
Comstock Class II.............     1.25%        4,229    14.658029        61,993
Comstock Class II.............     1.35%      156,531    14.833441     2,321,895
Comstock Class II.............     1.45%       40,629    14.821016       602,167
Comstock Class II.............     1.50%       58,023    14.855559       861,960
Comstock Class II.............     1.60%       14,659    14.815953       217,191
Comstock Class II.............     1.60%       64,824    14.815953       960,433
Comstock Class II.............     1.65%      562,133    14.796182     8,317,416
Comstock Class II.............     1.80%        5,562    14.737063        81,962
Comstock Class II.............     1.80%       33,530    14.737063       494,139
Comstock Class II.............     1.85%       40,811    14.717393       600,630
Comstock Class II.............     1.85%        1,600    14.717393        23,547
Comstock Class II.............     1.90%       29,848    14.697769       438,703
Comstock Class II.............     1.90%       10,602    14.697769       155,832
Comstock Class II.............     1.95%       23,367    14.678164       342,980
Comstock Class II.............     1.95%       84,535    14.678164     1,240,822
Comstock Class II.............     2.00%        9,781    14.658586       143,371
Comstock Class II.............     2.10%       32,142    14.619505       469,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
Comstock Class II.............     2.10%      347,305   $14.619505  $  5,077,424
Comstock Class II.............     2.15%       21,276    14.599968       310,622
Comstock Class II.............     2.15%          992    14.599968        14,476
Comstock Class II.............     2.25%       10,732    14.561076       156,271
Comstock Class II.............     2.30%       34,361    14.546510       499,832
Comstock Class II.............     2.40%        1,721    14.517389        24,979
Comstock Class II.............     2.40%       45,859    14.517389       665,760
Comstock Class II.............     2.45%          637    14.483519         9,230
Comstock Class II.............     2.60%       10,062    14.440094       145,293
Emerging Growth Class II......     1.50%        1,648    13.208819        21,771
Emerging Growth Class II......     1.60%           25    13.173591           324
Emerging Growth Class II......     1.85%        5,121    13.085935        67,014
Emerging Growth Class II......     1.90%          624    13.068473         8,151
Emerging Growth Class II......     1.95%        2,426    13.051044        31,665
Emerging Growth Class II......     2.00%        3,499    13.033631        45,604
Emerging Growth Class II......     2.10%        5,655    12.998868        73,513
Emerging Growth Class II......     2.30%          474    12.933945         6,136
Emerging Growth Class II......     2.40%           97    12.908054         1,249
Aggressive Growth Portfolio
 Class II.....................     1.50%        4,878    11.793783        57,529
Aggressive Growth Portfolio
 Class II.....................     1.80%          246    11.732004         2,884
Aggressive Growth Portfolio
 Class II.....................     1.95%          714    11.701211         8,352
Aggressive Growth Portfolio
 Class II.....................     2.00%        1,716    11.690978        20,061
Aggressive Growth Portfolio
 Class II.....................     2.10%        3,659    11.670521        42,707
Aggressive Growth Portfolio
 Class II.....................     2.30%          317    11.629730         3,686
Aggressive Growth Portfolio
 Class II.....................     2.40%        6,154    11.609389        71,443
Aggressive Growth Portfolio
 Class II.....................     2.60%          131    11.568800         1,515
Government Portfolio Class
 II...........................     1.50%          740    10.249360         7,584
Government Portfolio Class
 II...........................     1.60%        2,166    10.236543        22,171
Government Portfolio Class
 II...........................     1.80%          623    10.200745         6,355
Government Portfolio Class
 II...........................     1.95%        1,053    10.173974        10,713
Government Portfolio Class
 II...........................     2.00%        4,132    10.167623        42,017
Government Portfolio Class
 II...........................     2.10%          306    10.147293         3,102
Government Portfolio Class
 II...........................     2.30%       15,948    10.111818       161,261
Government Portfolio Class
 II...........................     2.40%        7,046    10.094123        71,121
Government Portfolio Class
 II...........................     2.60%        6,149    10.058815        61,851
Wells Fargo Advantage Large
 Company Growth Fund..........     1.35%        5,477     1.058917         5,799
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%        1,675     1.046872         1,753
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.35%        3,410     1.161578         3,960
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%          746     1.148379           857
STI Classic VT Large Cap
 Relative Value Fund..........     1.65%        6,740     1.567353        10,563
STI Classic VT Large Cap
 Relative Value Fund..........     2.10%       30,271     1.545839        46,795
STI Classic VT Mid-Cap Equity
 Fund.........................     1.15%        3,087     1.675109         5,171
STI Classic VT Mid-Cap Equity
 Fund.........................     1.65%       14,982     1.659964        24,870
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%        1,176     1.651816         1,942
STI Classic VT Mid-Cap Equity
 Fund.........................     2.10%       12,857     1.637179        21,049
STI Classic VT Large Cap Value
 Equity Fund..................     1.15%       64,472     1.518186        97,880
STI Classic VT Large Cap Value
 Equity Fund..................     1.35%       21,319     1.515632        32,310
STI Classic VT Large Cap Value
 Equity Fund..................     1.45%        5,267     1.514372         7,976

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #     LIABILITY
                                --------  ------------  ----------  ------------
STI Classic VT Large Cap Value
 Equity Fund..................     1.60%       26,002   $ 1.506953  $     39,184
STI Classic VT Large Cap Value
 Equity Fund..................     1.65%      102,114     1.504501       153,631
STI Classic VT Large Cap Value
 Equity Fund..................     1.80%       25,833     1.497096        38,675
STI Classic VT Large Cap Value
 Equity Fund..................     1.90%          702    14.921971        10,469
STI Classic VT Large Cap Value
 Equity Fund..................     1.95%       10,476     1.489750        15,607
STI Classic VT Large Cap Value
 Equity Fund..................     2.10%      142,568     1.483825       211,546
STI Classic VT Large Cap Value
 Equity Fund..................     2.40%        5,293     1.502355         7,953
                                                                    ------------
    SUB-TOTAL.................                                      $925,357,729
                                                                    ------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
Templeton Developing Markets
 Securities Fund Class 1......     1.40%        1,551   $ 16.25377  $     25,213
American Opportunities Class
 X............................     1.40%           34    28.706764           966
Capital Opportunities Class
 X............................     1.40%          635    11.434790         7,263
Developing Growth Class X.....     1.40%           21    30.727489           659
Dividend Growth Class X.......     1.40%          104    27.039346         2,806
Global Equity Class X.........     1.40%           27    18.821253           517
Growth and Income Class I.....     1.40%          517    14.191677         7,339
                                                                    ------------
    SUB-TOTAL.................                                      $     44,763
                                                                    ------------
GRAND TOTAL...................                                      $925,402,492
                                                                    ============

  #  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                              VP BALANCED         VP GLOBAL      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                            WEALTH STRATEGY    RESEARCH GROWTH   VP INTERNATIONAL   VP SMALL/MID CAP
                               PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO    VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  1,386            $--              $   11,533          $  1,049
                               --------            -------          ----------          --------
EXPENSE:
  Mortality and expense
   risk charges..........       (23,503)              (857)           (123,574)          (14,243)
                               --------            -------          ----------          --------
    Net investment income
     (loss)..............       (22,117)              (857)           (112,041)          (13,194)
                               --------            -------          ----------          --------
CAPITAL GAINS INCOME.....           721            --                   37,550             9,157
                               --------            -------          ----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           219                107                (424)             (172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       209,118             14,107           2,398,788            78,771
                               --------            -------          ----------          --------
    Net gain (loss) on
     investments.........       209,337             14,214           2,398,364            78,599
                               --------            -------          ----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $187,941            $13,357          $2,323,873          $ 74,562
                               ========            =======          ==========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                                                                                                   AMERICAN FUNDS
                                               AMERICAN FUNDS                  AMERICAN FUNDS                       GLOBAL SMALL
                           ALLIANCEBERNSTEIN   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    CAPITALIZATION
                           VP VALUE PORTFOLIO       FUND        GROWTH FUND         FUND       INTERNATIONAL FUND       FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  --------------  --------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 15,569          $ 19,083       $  203,567      $ 318,728         $  159,084         $ 27,427
                                --------          --------       ----------      ---------         ----------         --------
EXPENSE:
  Mortality and expense
   risk charges..........        (71,286)          (44,190)        (451,204)      (381,059)          (141,747)         (45,909)
                                --------          --------       ----------      ---------         ----------         --------
    Net investment income
     (loss)..............        (55,717)          (25,107)        (247,637)       (62,331)            17,337          (18,482)
                                --------          --------       ----------      ---------         ----------         --------
CAPITAL GAINS INCOME.....         21,671           --               --              96,952           --                --
                                --------          --------       ----------      ---------         ----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (245)           27,293          293,716        193,515             48,039            9,208
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        347,701           345,544        3,889,946        771,211          1,891,626          634,120
                                --------          --------       ----------      ---------         ----------         --------
    Net gain (loss) on
     investments.........        347,456           372,837        4,183,662        964,726          1,939,665          643,328
                                --------          --------       ----------      ---------         ----------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $313,410          $347,730       $3,936,025      $ 999,347         $1,957,002         $624,846
                                ========          ========       ==========      =========         ==========         ========


                              BB&T MID CAP
                               GROWTH VIF
                            SUB-ACCOUNT (A)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $--
                                -------
EXPENSE:
  Mortality and expense
   risk charges..........        (2,151)
                                -------
    Net investment income
     (loss)..............        (2,151)
                                -------
CAPITAL GAINS INCOME.....       --
                                -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (26)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        36,084
                                -------
    Net gain (loss) on
     investments.........        36,058
                                -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $33,907
                                =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              BB&T CAPITAL                          BB&T LARGE        BB&T SPECIAL
                             MANAGER EQUITY     BB&T LARGE CAP    COMPANY GROWTH     OPPORTUNITIES
                                  VIF             VALUE VIF            VIF             EQUITY VIF
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 4,558             $ 4,636           $   778           $--
                                -------             -------           -------           --------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,228)             (1,933)           (1,506)           (12,872)
                                -------             -------           -------           --------
    Net investment income
     (loss)..............         3,330               2,703              (728)           (12,872)
                                -------             -------           -------           --------
CAPITAL GAINS INCOME.....       --                  --                --                  24,367
                                -------             -------           -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (182)                 11               (34)               373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         9,135              13,527             4,108             44,651
                                -------             -------           -------           --------
    Net gain (loss) on
     investments.........         8,953              13,538             4,074             45,024
                                -------             -------           -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $12,283             $16,241           $ 3,346           $ 56,519
                                =======             =======           =======           ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                               BB&T TOTAL                                                 EVERGREEN VA
                              RETURN BOND         EVERGREEN VA        EVERGREEN VA       INTERNATIONAL        EVERGREEN VA
                                  VIF            BALANCED FUND        GROWTH FUND         EQUITY FUND          OMEGA FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 14,916             $1,131             $--                 $ 3,945            --$
                                --------             ------             -------             -------              -----
EXPENSE:
  Mortality and expense
   risk charges..........         (3,577)              (496)             (7,536)             (1,131)              (131)
                                --------             ------             -------             -------              -----
    Net investment income
     (loss)..............         11,339                635              (7,536)              2,814               (131)
                                --------             ------             -------             -------              -----
CAPITAL GAINS INCOME.....       --                  --                  --                  --                 --
                                --------             ------             -------             -------              -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             14                  3                 (18)                 19                 12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (10,458)               118              47,746              16,304                619
                                --------             ------             -------             -------              -----
    Net gain (loss) on
     investments.........        (10,444)               121              47,728              16,323                631
                                --------             ------             -------             -------              -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $    895             $  756             $40,192             $19,137              $ 500
                                ========             ======             =======             =======              =====

                              EVERGREEN VA       EVERGREEN VA
                             SPECIAL VALUES      FUNDAMENTAL
                                  FUND          LARGE CAP FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  24,244             $ 339
                               ---------             -----
EXPENSE:
  Mortality and expense
   risk charges..........        (14,740)             (107)
                               ---------             -----
    Net investment income
     (loss)..............          9,504               232
                               ---------             -----
CAPITAL GAINS INCOME.....        196,129           --
                               ---------             -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            216                18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (118,186)              (29)
                               ---------             -----
    Net gain (loss) on
     investments.........       (117,970)              (11)
                               ---------             -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  87,663             $ 221
                               =========             =====

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                             EQUITY-INCOME           GROWTH          CONTRAFUND(R)          MID CAP
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $--                 $--                $ --                $ --
                                --------            --------           ----------          ----------
EXPENSE:
  Mortality and expense
   risk charges..........        (82,891)            (16,806)            (199,314)            (68,724)
                                --------            --------           ----------          ----------
    Net investment income
     (loss)..............        (82,891)            (16,806)            (199,314)            (68,724)
                                --------            --------           ----------          ----------
CAPITAL GAINS INCOME.....       --                  --                   --                  --
                                --------            --------           ----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            512                 157                  857                 981
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        668,810             122,535            2,905,531           1,143,418
                                --------            --------           ----------          ----------
    Net gain (loss) on
     investments.........        669,322             122,692            2,906,388           1,144,399
                                --------            --------           ----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $586,431            $105,886           $2,707,074          $1,075,675
                                ========            ========           ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                                                     FRANKLIN                           TEMPLETON
                                               FRANKLIN SMALL-       STRATEGIC                         DEVELOPING
                            FIDELITY(R) VIP     MID CAP GROWTH   INCOME SECURITIES   MUTUAL SHARES       MARKETS
                            VALUE STRATEGIES   SECURITIES FUND         FUND         SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $--                $--               $ 209,695        $  116,401        $ 24,622
                                -------            --------          ---------        ----------        --------
EXPENSE:
  Mortality and expense
   risk charges..........        (4,406)            (58,406)           (71,091)         (200,505)        (28,587)
                                -------            --------          ---------        ----------        --------
    Net investment income
     (loss)..............        (4,406)            (58,406)           138,604           (84,104)         (3,965)
                                -------            --------          ---------        ----------        --------
CAPITAL GAINS INCOME.....       --                  --                  34,472            43,377         --
                                -------            --------          ---------        ----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            15              45,936              3,590           245,348          32,395
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        45,512             150,309           (163,044)          911,457         426,546
                                -------            --------          ---------        ----------        --------
    Net gain (loss) on
     investments.........        45,527             196,245           (159,454)        1,156,805         458,941
                                -------            --------          ---------        ----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $41,121            $137,839          $  13,622        $1,116,078        $454,976
                                =======            ========          =========        ==========        ========


                               TEMPLETON         FIFTH THIRD
                           GROWTH SECURITIES     BALANCED VIP
                                 FUND                FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)
                           -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ 35,707             $  384
                               --------             ------
EXPENSE:
  Mortality and expense
   risk charges..........       (51,661)              (274)
                               --------             ------
    Net investment income
     (loss)..............       (15,954)               110
                               --------             ------
CAPITAL GAINS INCOME.....       --                   1,073
                               --------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        26,449            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       221,041               (918)
                               --------             ------
    Net gain (loss) on
     investments.........       247,490               (918)
                               --------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $231,536             $  265
                               ========             ======

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                          FIRST HORIZON
                              FIFTH THIRD                                                    CAPITAL
                           DISCIPLINED VALUE   FIFTH THIRD MID    FIFTH THIRD QUALITY     APPRECIATION
                               VIP FUND          CAP VIP FUND       GROWTH VIP FUND         PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           -----------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............       $ 2,948             $   54              $    2              $--
                                -------             ------              ------              --------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,829)              (234)                (94)                  (10)
                                -------             ------              ------              --------
    Net investment income
     (loss)..............         1,119               (180)                (92)                  (10)
                                -------             ------              ------              --------
CAPITAL GAINS INCOME.....       --                 --                  --                         95
                                -------             ------              ------              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (106)                 3                   6              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,918              3,371               1,281                   (49)
                                -------             ------              ------              --------
    Net gain (loss) on
     investments.........         2,812              3,374               1,287                   (49)
                                -------             ------              ------              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 3,931             $3,194              $1,195              $     36
                                =======             ======              ======              ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                                                   HARTFORD TOTAL   HARTFORD DIVIDEND
                           FIRST HORIZON CORE  HARTFORD ADVISERS  RETURN BOND HLS    AND GROWTH HLS      HARTFORD FOCUS
                            EQUITY PORTFOLIO       HLS FUND             FUND              FUND              HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------------  ----------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............        $ 101             $ 207,972        $ 3,608,829        $  627,752           $ 1,841
                                 -----             ---------        -----------        ----------           -------
EXPENSE:
  Mortality and expense
   risk charges..........          (42)              (39,354)          (351,359)         (168,478)             (859)
                                 -----             ---------        -----------        ----------           -------
    Net investment income
     (loss)..............           59               168,618          3,257,470           459,274               982
                                 -----             ---------        -----------        ----------           -------
CAPITAL GAINS INCOME.....          171               546,233            332,199         1,172,487             2,163
                                 -----             ---------        -----------        ----------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                      1,152               (434)            2,166            (1,108)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (311)             (444,468)        (3,469,633)         (606,774)            7,546
                                 -----             ---------        -----------        ----------           -------
    Net gain (loss) on
     investments.........         (311)             (443,316)        (3,470,067)         (604,608)            6,438
                                 -----             ---------        -----------        ----------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ (81)            $ 271,535        $   119,602        $1,027,153           $ 9,583
                                 =====             =========        ===========        ==========           =======

                            HARTFORD GLOBAL     HARTFORD GLOBAL
                              ADVISERS HLS        LEADERS HLS
                                  FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $19,200             $ 10,208
                                -------             --------
EXPENSE:
  Mortality and expense
   risk charges..........        (4,696)              (7,860)
                                -------             --------
    Net investment income
     (loss)..............        14,504                2,348
                                -------             --------
CAPITAL GAINS INCOME.....       --                  --
                                -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,026                  766
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        22,585               97,540
                                -------             --------
    Net gain (loss) on
     investments.........        23,611               98,306
                                -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $38,115             $100,654
                                =======             ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD                         HARTFORD GROWTH
                           DISCIPLINED EQUITY  HARTFORD GROWTH    OPPORTUNITIES     HARTFORD HIGH
                                HLS FUND           HLS FUND          HLS FUND       YIELD HLS FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  551,412          $--               $ 14,364          $ 29,685
                               ----------          --------          --------          --------
EXPENSE:
  Mortality and expense
   risk charges..........        (286,522)          (17,784)          (31,560)          (18,834)
                               ----------          --------          --------          --------
    Net investment income
     (loss)..............         264,890           (17,784)          (17,196)           10,851
                               ----------          --------          --------          --------
CAPITAL GAINS INCOME.....        --                  41,799           449,914           --
                               ----------          --------          --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             960             2,720              (198)               46
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         982,611           114,061           118,936            33,823
                               ----------          --------          --------          --------
    Net gain (loss) on
     investments.........         983,571           116,781           118,738            33,869
                               ----------          --------          --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,248,461          $140,796          $551,456          $ 44,720
                               ==========          ========          ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                                     HARTFORD             HARTFORD            HARTFORD
                                                  INTERNATIONAL        INTERNATIONAL       INTERNATIONAL
                             HARTFORD INDEX    CAPITAL APPRECIATION    SMALL COMPANY       OPPORTUNITIES      HARTFORD MONEY
                                HLS FUND             HLS FUND             HLS FUND            HLS FUND       MARKET HLS FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  --------------------  ------------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 31,532             $ 37,878             $ 47,979           $ --                $ 88,254
                                --------             --------             --------           ----------          --------
EXPENSE:
  Mortality and expense
   risk charges..........        (10,484)             (23,801)              (7,792)             (67,160)          (37,300)
                                --------             --------             --------           ----------          --------
    Net investment income
     (loss)..............         21,048               14,077               40,187              (67,160)           50,954
                                --------             --------             --------           ----------          --------
CAPITAL GAINS INCOME.....          7,659               85,642              131,848             --                 --
                                --------             --------             --------           ----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (668)                 195                  306                  (61)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         13,258              327,140               (5,371)           1,142,017           --
                                --------             --------             --------           ----------          --------
    Net gain (loss) on
     investments.........         12,590              327,335               (5,065)           1,141,956           --
                                --------             --------             --------           ----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 41,297             $427,054             $166,970           $1,074,796          $ 50,954
                                ========             ========             ========           ==========          ========


                           HARTFORD MORTGAGE      HARTFORD
                            SECURITIES HLS    SMALLCAP GROWTH
                                 FUND             HLS FUND
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 7,119          $  31,681
                                -------          ---------
EXPENSE:
  Mortality and expense
   risk charges..........        (7,815)           (40,833)
                                -------          ---------
    Net investment income
     (loss)..............          (696)            (9,152)
                                -------          ---------
CAPITAL GAINS INCOME.....       --                 575,005
                                -------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            99              4,309
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         6,156           (185,639)
                                -------          ---------
    Net gain (loss) on
     investments.........         6,255           (181,330)
                                -------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 5,559          $ 384,523
                                =======          =========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 HARTFORD U.S.
                                                   GOVERNMENT                            HARTFORD VALUE
                             HARTFORD STOCK      SECURITIES HLS      HARTFORD VALUE      OPPORTUNITIES
                                HLS FUND              FUND              HLS FUND            HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 82,869           $ 105,726            $22,943             $ 29,732
                                --------           ---------            -------             --------
EXPENSE:
  Mortality and expense
   risk charges..........        (28,420)           (134,406)            (8,859)             (14,762)
                                --------           ---------            -------             --------
    Net investment income
     (loss)..............         54,449             (28,680)            14,084               14,970
                                --------           ---------            -------             --------
CAPITAL GAINS INCOME.....       --                  --                    2,641                9,861
                                --------           ---------            -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (338)                 58                224                  110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        226,489              41,729             35,516              119,020
                                --------           ---------            -------             --------
    Net gain (loss) on
     investments.........        226,151              41,787             35,740              119,130
                                --------           ---------            -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $280,600           $  13,107            $52,465             $143,961
                                ========           =========            =======             ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                               HUNTINGTON VA      HUNTINGTON VA                         HUNTINGTON VA
                           HARTFORD EQUITY     INCOME EQUITY     DIVIDEND CAPTURE    HUNTINGTON VA     MID CORP AMERICA
                           INCOME HLS FUND          FUND               FUND           GROWTH FUND            FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $25,067            $ 3,082            $11,735            $   260            $   229
                               -------            -------            -------            -------            -------
EXPENSE:
  Mortality and expense
   risk charges..........       (7,805)            (2,879)            (8,092)            (1,236)            (3,845)
                               -------            -------            -------            -------            -------
    Net investment income
     (loss)..............       17,262                203              3,643               (976)            (3,616)
                               -------            -------            -------            -------            -------
CAPITAL GAINS INCOME.....      --                 --                  17,813                 16                305
                               -------            -------            -------            -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,369                  1               (422)                11                 56
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,804             11,710                763                 (5)            36,153
                               -------            -------            -------            -------            -------
    Net gain (loss) on
     investments.........        5,173             11,711                341                  6             36,209
                               -------            -------            -------            -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $22,435            $11,914            $21,797            $  (954)           $32,898
                               =======            =======            =======            =======            =======

                             HUNTINGTON VA      HUNTINGTON VA
                              NEW ECONOMY      ROTATING MARKETS
                                  FUND               FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                 $  126
                                -------             ------
EXPENSE:
  Mortality and expense
   risk charges..........        (2,610)               (98)
                                -------             ------
    Net investment income
     (loss)..............        (2,610)                28
                                -------             ------
CAPITAL GAINS INCOME.....           133                389
                                -------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            92                143
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        30,036              1,323
                                -------             ------
    Net gain (loss) on
     investments.........        30,128              1,466
                                -------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $27,651             $1,883
                                =======             ======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HUNTINGTON VA                          HUNTINGTON VA       HUNTINGTON VA
                             INTERNATIONAL      HUNTINGTON VA         MORTGAGE           SITUS SMALL
                              EQUITY FUND       MACRO 100 FUND     SECURITIES FUND         CAP FUND
                            SUB-ACCOUNT (C)    SUB-ACCOUNT (A)     SUB-ACCOUNT (C)     SUB-ACCOUNT (A)
                           ------------------  ----------------  -------------------  ------------------
INVESTMENT INCOME:
  Dividends..............        $  339             $   346           $--                  $    16
                                 ------             -------           --------             -------
EXPENSE:
  Mortality and expense
   risk charges..........          (209)             (2,798)              (272)             (5,001)
                                 ------             -------           --------             -------
    Net investment income
     (loss)..............           130              (2,452)              (272)             (4,985)
                                 ------             -------           --------             -------
CAPITAL GAINS INCOME.....           130             --                --                     5,464
                                 ------             -------           --------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             7                  88                  1                  78
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,105              33,661                687              34,841
                                 ------             -------           --------             -------
    Net gain (loss) on
     investments.........         4,112              33,749                688              34,919
                                 ------             -------           --------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $4,372             $31,297           $    416             $35,398
                                 ======             =======           ========             =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                              LORD ABBETT         LORD ABBETT        LORD ABBETT       LORD ABBETT        LORD ABBETT
                               ALL VALUE        AMERICA'S VALUE     BOND-DEBENTURE      GROWTH AND       LARGE-CAP CORE
                               PORTFOLIO           PORTFOLIO          PORTFOLIO      INCOME PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 5,538             $ 34,183          $ 206,105         $ 110,988           $ 1,712
                                -------             --------          ---------         ---------           -------
EXPENSE:
  Mortality and expense
   risk charges..........        (7,286)              (7,784)           (18,995)          (47,866)           (3,296)
                                -------             --------          ---------         ---------           -------
    Net investment income
     (loss)..............        (1,748)              26,399            187,110            63,122            (1,584)
                                -------             --------          ---------         ---------           -------
CAPITAL GAINS INCOME.....         5,673               14,399             45,103           678,120           --
                                -------             --------          ---------         ---------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           389                  (85)               (47)               58                35
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        63,228              (21,732)          (205,677)         (408,749)           17,375
                                -------             --------          ---------         ---------           -------
    Net gain (loss) on
     investments.........        63,617              (21,817)          (205,724)         (408,691)           17,410
                                -------             --------          ---------         ---------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $67,542             $ 18,981          $  26,489         $ 332,551           $15,826
                                =======             ========          =========         =========           =======

                            MFS CAPITAL
                           OPPORTUNITIES  MFS EMERGING
                              SERIES      GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  6,985        $--
                             --------        -------
EXPENSE:
  Mortality and expense
   risk charges..........     (12,932)        (9,657)
                             --------        -------
    Net investment income
     (loss)..............      (5,947)        (9,657)
                             --------        -------
CAPITAL GAINS INCOME.....      --             --
                             --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      14,414         (7,773)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (9,167)        65,117
                             --------        -------
    Net gain (loss) on
     investments.........       5,247         57,344
                             --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   (700)       $47,687
                             ========        =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           MFS INVESTORS
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    EQUITY AND
                              SERIES      TRUST SERIES   RETURN SERIES    INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 2,727       $  5,757       $ 291,448      $ 1,141
                              -------       --------       ---------      -------
EXPENSE:
  Mortality and expense
   risk charges..........      (9,411)       (17,589)       (229,738)      (2,758)
                              -------       --------       ---------      -------
    Net investment income
     (loss)..............      (6,684)       (11,832)         61,710       (1,617)
                              -------       --------       ---------      -------
CAPITAL GAINS INCOME.....      --             --             571,383        1,822
                              -------       --------       ---------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      21,609         15,284          76,376          107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (7,209)        66,126        (530,160)      10,128
                              -------       --------       ---------      -------
    Net gain (loss) on
     investments.........      14,400         81,410        (453,784)      10,235
                              -------       --------       ---------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 7,716       $ 69,578       $ 179,309      $10,440
                              =======       ========       =========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                        EMERGING
                            CORE PLUS      EMERGING      MARKETS                                                U.S. MID CAP
                           FIXED INCOME  MARKETS DEBT    EQUITY     TECHNOLOGY   HIGH YIELD    MID CAP GROWTH      VALUE
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ------------  ------------  -----------  -----------  -----------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 539,673      $ 68,956     $  4,012      $--         $ 168,283       $--             $ 17,210
                            ---------      --------     --------      -------     ---------       --------        --------
EXPENSE:
  Mortality and expense
   risk charges..........    (221,939)      (15,179)     (20,794)      (2,575)      (34,154)        (6,406)        (82,909)
                            ---------      --------     --------      -------     ---------       --------        --------
    Net investment income
     (loss)..............     317,734        53,777      (16,782)      (2,575)      134,129         (6,406)        (65,699)
                            ---------      --------     --------      -------     ---------       --------        --------
CAPITAL GAINS INCOME.....     110,666        14,655       --           --            --            --               77,031
                            ---------      --------     --------      -------     ---------       --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      69,874        20,118       26,261          562       (10,568)           274         108,180
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (98,200)        5,654      490,902       (2,339)     (138,456)       112,428         475,016
                            ---------      --------     --------      -------     ---------       --------        --------
    Net gain (loss) on
     investments.........     (28,326)       25,772      517,163       (1,777)     (149,024)       112,702         583,196
                            ---------      --------     --------      -------     ---------       --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 400,074      $ 94,204     $500,381      $(4,352)    $ (14,895)      $106,296        $594,528
                            =========      ========     ========      =======     =========       ========        ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             AMERICAN      BALANCED       CAPITAL     DEVELOPING
                           OPPORTUNITIES    GROWTH     OPPORTUNITIES    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   131,557    $ 253,649    $  --          $ --
                            -----------    ---------    ----------     --------
EXPENSE:
  Mortality and expense
   risk charges..........      (247,952)    (151,815)      (67,233)     (74,526)
                            -----------    ---------    ----------     --------
    Net investment income
     (loss)..............      (116,395)     101,834       (67,233)     (74,526)
                            -----------    ---------    ----------     --------
CAPITAL GAINS INCOME.....       --            --           --            --
                            -----------    ---------    ----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,409,492)     126,585      (291,281)     265,361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,747,060      526,905     1,263,800      687,956
                            -----------    ---------    ----------     --------
    Net gain (loss) on
     investments.........     2,337,568      653,490       972,519      953,317
                            -----------    ---------    ----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 2,221,173    $ 755,324    $  905,286     $878,791
                            ===========    =========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                                                                              EQUALLY-
                            FLEXIBLE     DIVIDEND                                                             WEIGHTED
                             INCOME       GROWTH     GLOBAL EQUITY    GROWTH     MONEY MARKET   UTILITIES     S&P 500
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  ------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 462,740   $   393,085    $  55,979     $ 13,160     $ 206,499     $135,158    $   266,317
                            ---------   -----------    ---------     --------     ---------     --------    -----------
EXPENSE:
  Mortality and expense
   risk charges..........     (90,955)     (410,052)    (108,772)     (50,810)     (108,846)     (84,312)      (409,668)
                            ---------   -----------    ---------     --------     ---------     --------    -----------
    Net investment income
     (loss)..............     371,785       (16,967)     (52,793)     (37,650)       97,653       50,846       (143,351)
                            ---------   -----------    ---------     --------     ---------     --------    -----------
CAPITAL GAINS INCOME.....      --           --           --            --            --           --            452,356
                            ---------   -----------    ---------     --------     ---------     --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (245,886)   (1,225,734)     320,693      (54,353)       --          207,230      2,423,889
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (50,914)    2,436,410      456,442      583,185        --          637,191     (1,065,987)
                            ---------   -----------    ---------     --------     ---------     --------    -----------
    Net gain (loss) on
     investments.........    (296,800)    1,210,676      777,135      528,832        --          844,421      1,357,902
                            ---------   -----------    ---------     --------     ---------     --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  74,985   $ 1,193,709    $ 724,342     $491,182     $  97,653     $895,267    $ 1,666,907
                            =========   ===========    =========     ========     =========     ========    ===========

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              SMALL
                             COMPANY      GLOBAL      MTB LARGE CAP     MTB LARGE CAP
                             GROWTH      FRANCHISE    GROWTH FUND II    VALUE FUND II
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------  -----------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $--         $ --            $   822            $ 1,440
                             -------     --------        -------            -------
EXPENSE:
  Mortality and expense
   risk charges..........     (6,192)     (10,514)        (1,250)            (1,668)
                             -------     --------        -------            -------
    Net investment income
     (loss)..............     (6,192)     (10,514)          (428)              (228)
                             -------     --------        -------            -------
CAPITAL GAINS INCOME.....      1,749        1,505        --                   1,696
                             -------     --------        -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      2,213       19,803             (2)                61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     44,847       44,156          3,579             15,527
                             -------     --------        -------            -------
    Net gain (loss) on
     investments.........     47,060       63,959          3,577             15,588
                             -------     --------        -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $42,617     $ 54,950        $ 3,149            $17,056
                             =======     ========        =======            =======

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                               MTB MANAGED           MTB MANAGED           MTB MANAGED                              OPPENHEIMER
                            ALLOCATION FUND --    ALLOCATION FUND --    ALLOCATION FUND --      OPPENHEIMER           CAPITAL
                                 MODERATE             AGGRESSIVE           CONSERVATIVE          AGGRESSIVE         APPRECIATION
                                GROWTH II             GROWTH II             GROWTH II           GROWTH FUND             FUND
                             SUB-ACCOUNT (A)       SUB-ACCOUNT (C)       SUB-ACCOUNT (C)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------------  --------------------  --------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............        $17,338                 $ 65                 $1,476              $--                 $--
                                 -------                 ----                 ------              -------             --------
EXPENSE:
  Mortality and expense
   risk charges..........         (6,474)                 (63)                  (306)              (3,448)             (48,522)
                                 -------                 ----                 ------              -------             --------
    Net investment income
     (loss)..............         10,864                    2                  1,170               (3,448)             (48,522)
                                 -------                 ----                 ------              -------             --------
CAPITAL GAINS INCOME.....            424              --                    --                    --                  --
                                 -------                 ----                 ------              -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            137                    1                     15                  506                 (395)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         17,222                  275                    624               39,546              361,966
                                 -------                 ----                 ------              -------             --------
    Net gain (loss) on
     investments.........         17,359                  276                    639               40,052              361,571
                                 -------                 ----                 ------              -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $28,647                 $278                 $1,809              $36,604             $313,049
                                 =======                 ====                 ======              =======             ========


                              OPPENHEIMER        OPPENHEIMER
                           GLOBAL SECURITIES     MAIN STREET
                                 FUND                FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --                 $--
                              ----------           -------
EXPENSE:
  Mortality and expense
   risk charges..........        (62,880)           (7,649)
                              ----------           -------
    Net investment income
     (loss)..............        (62,880)           (7,649)
                              ----------           -------
CAPITAL GAINS INCOME.....       --                 --
                              ----------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            843                54
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,110,859            53,484
                              ----------           -------
    Net gain (loss) on
     investments.........      1,111,702            53,538
                              ----------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,048,822           $45,889
                              ==========           =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception July 5, 2005 to December 31, 2005.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              OPPENHEIMER
                              MAIN STREET            PUTNAM
                               SMALL CAP          DIVERSIFIED       PUTNAM GLOBAL      PUTNAM GROWTH
                                  FUND               INCOME        ASSET ALLOCATION      AND INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $--                 $--                $--                $--
                                --------            --------           --------           -------
EXPENSE:
  Mortality and expense
   risk charges..........        (55,558)            (18,308)           (10,556)           (4,661)
                                --------            --------           --------           -------
    Net investment income
     (loss)..............        (55,558)            (18,308)           (10,556)           (4,661)
                                --------            --------           --------           -------
CAPITAL GAINS INCOME.....       --                  --                  --                --
                                --------            --------           --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            228                (655)            (1,610)               51
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        611,623              41,264             68,346            32,136
                                --------            --------           --------           -------
    Net gain (loss) on
     investments.........        611,851              40,609             66,736            32,187
                                --------            --------           --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $556,293            $ 22,301           $ 56,180           $27,526
                                ========            ========           ========           =======

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                                 PUTNAM                                                                        PUTNAM THE
                             INTERNATIONAL           PUTNAM            PUTNAM NEW         PUTNAM SMALL       GEORGE PUTNAM
                                 EQUITY            INVESTORS             VALUE             CAP VALUE         FUND OF BOSTON
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ --                 $--                 $--                 $--                 $--
                               ----------           -------             --------            --------            -------
EXPENSE:
  Mortality and expense
   risk charges..........         (83,538)           (3,326)             (12,151)            (47,102)            (5,066)
                               ----------           -------             --------            --------            -------
    Net investment income
     (loss)..............         (83,538)           (3,326)             (12,151)            (47,102)            (5,066)
                               ----------           -------             --------            --------            -------
CAPITAL GAINS INCOME.....        --                 --                  --                  --                  --
                               ----------           -------             --------            --------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (977)               89                 (226)               (830)              (168)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,265,004            36,797               85,210             286,390             17,677
                               ----------           -------             --------            --------            -------
    Net gain (loss) on
     investments.........       1,264,027            36,886               84,984             285,560             17,509
                               ----------           -------             --------            --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,180,489           $33,560             $ 72,833            $238,458            $12,443
                               ==========           =======             ========            ========            =======


                              PUTNAM VISTA      PUTNAM VOYAGER
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                 $--
                                -------             -------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,317)             (8,263)
                                -------             -------
    Net investment income
     (loss)..............        (1,317)             (8,263)
                                -------             -------
CAPITAL GAINS INCOME.....       --                  --
                                -------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            89                 266
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        17,772              66,286
                                -------             -------
    Net gain (loss) on
     investments.........        17,861              66,552
                                -------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $16,544             $58,289
                                =======             =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   PIONEER OAK RIDGE
                             PIONEER FUND VCT      LARGE CAP GROWTH     PIONEER VALUE VCT
                                 PORTFOLIO           VCT PORTFOLIO          PORTFOLIO       ENTERPRISE
                            SUB-ACCOUNT (A)(D)    SUB-ACCOUNT (A)(E)   SUB-ACCOUNT (A)(F)   SUB-ACCOUNT
                           ---------------------  -------------------  -------------------  -----------
INVESTMENT INCOME:
  Dividends..............        $  2,390               $   138              $   631         $   9,887
                                 --------               -------              -------         ---------
EXPENSE:
  Mortality and expense
   risk charges..........          (4,100)               (1,796)              (1,384)          (23,049)
                                 --------               -------              -------         ---------
    Net investment income
     (loss)..............          (1,710)               (1,658)                (753)          (13,162)
                                 --------               -------              -------         ---------
CAPITAL GAINS INCOME.....          24,964              --                   --                  --
                                 --------               -------              -------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (39,892)                3,709                4,752          (213,336)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          10,580                 5,034                4,759           319,001
                                 --------               -------              -------         ---------
    Net gain (loss) on
     investments.........         (29,312)                8,743                9,511           105,665
                                 --------               -------              -------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ (6,058)              $ 7,085              $ 8,758         $  92,503
                                 ========               =======              =======         =========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(e) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(f) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                                                              WELLS FARGO         WELLS FARGO
                                                                  AGGRESSIVE                ADVANTAGE LARGE     ADVANTAGE SMALL
                           GROWTH AND                 EMERGING      GROWTH     GOVERNMENT       COMPANY           CAP GROWTH
                             INCOME      COMSTOCK      GROWTH      PORTFOLIO    PORTFOLIO     GROWTH FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  -----------  -----------  -----------  -----------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $  62,230    $  25,494     $    25      $--          $ 8,172          $  3             $--
                            ---------    ---------     -------      -------      -------          ----             --------
EXPENSE:
  Mortality and expense
   risk charges..........    (136,539)    (167,650)     (3,778)      (2,343)      (5,824)          (20)                 (11)
                            ---------    ---------     -------      -------      -------          ----             --------
    Net investment income
     (loss)..............     (74,309)    (142,156)     (3,753)      (2,343)       2,348           (17)                 (11)
                            ---------    ---------     -------      -------      -------          ----             --------
CAPITAL GAINS INCOME.....     159,675       88,277      --           --           --            --                 --
                            ---------    ---------     -------      -------      -------          ----             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      41,254        6,478         850           81           44             1                    3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     587,377      833,724      15,754       13,209          160           (33)                  59
                            ---------    ---------     -------      -------      -------          ----             --------
    Net gain (loss) on
     investments.........     628,631      840,202      16,604       13,290          204           (32)                  62
                            ---------    ---------     -------      -------      -------          ----             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 713,997    $ 786,323     $12,851      $10,947      $ 2,552          $(49)            $     51
                            =========    =========     =======      =======      =======          ====             ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             STI CLASSIC VT
                                 CAPITAL          STI CLASSIC VT       STI CLASSIC VT       STI CLASSIC VT
                              APPRECIATION      LARGE CAP RELATIVE     MID-CAP EQUITY       LARGE CAP VALUE
                                  FUND              VALUE FUND              FUND              EQUITY FUND
                             SUB-ACCOUNT (A)    SUB-ACCOUNT (A)(G)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)(H)
                           -------------------  -------------------  ------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............       $--                    $ 253                $ 52                $ 3,745
                                --------               -----                ----                -------
EXPENSE:
  Mortality and expense
   risk charges..........             (2)               (334)                (60)                (2,611)
                                --------               -----                ----                -------
    Net investment income
     (loss)..............             (2)                (81)                 (8)                 1,134
                                --------               -----                ----                -------
CAPITAL GAINS INCOME.....       --                   --                  --                    --
                                --------               -----                ----                -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (137)                (74)                (60)                    (9)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                       924                 431                  9,472
                                --------               -----                ----                -------
    Net gain (loss) on
     investments.........           (137)                850                 371                  9,463
                                --------               -----                ----                -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $   (139)              $ 769                $363                $10,597
                                ========               =====                ====                =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(g) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective August 1, 2005.
(h) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective August 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN
                              VP BALANCED     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                            WEALTH STRATEGY   VP GLOBAL RESEARCH  VP INTERNATIONAL
                               PORTFOLIO       GROWTH PORTFOLIO    VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (22,117)          $   (857)         $  (112,041)
  Capital gains income...            721           --                     37,550
  Net realized gain
   (loss) on security
   transactions..........            219                107                 (424)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        209,118             14,107            2,398,788
                              ----------           --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        187,941             13,357            2,323,873
                              ----------           --------          -----------
UNIT TRANSACTIONS:
  Purchases..............      4,309,726            190,216           18,680,923
  Net transfers..........      1,256,633             31,079            8,412,490
  Surrenders for benefit
   payments and fees.....        (17,951)            (1,525)            (296,220)
  Net annuity
   transactions..........       --                 --                   --
                              ----------           --------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,548,408            219,770           26,797,193
                              ----------           --------          -----------
  Net increase (decrease)
   in net assets.........      5,736,349            233,127           29,121,066
NET ASSETS:
  Beginning of year......       --                 --                   --
                              ----------           --------          -----------
  End of year............     $5,736,349           $233,127          $29,121,066
                              ==========           ========          ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                                                                                AMERICAN
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN    AMERICAN                      AMERICAN         FUNDS
                           VP SMALL/MID CAP       VP VALUE       FUNDS GLOBAL  AMERICAN FUNDS  FUNDS GROWTH-  INTERNATIONAL
                            VALUE PORTFOLIO       PORTFOLIO      GROWTH FUND    GROWTH FUND     INCOME FUND       FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  ------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (13,194)        $   (55,717)     $  (25,107)   $  (247,637)    $   (62,331)   $    17,337
  Capital gains income...          9,157              21,671         --             --               96,952        --
  Net realized gain
   (loss) on security
   transactions..........           (172)               (245)         27,293        293,716         193,515         48,039
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         78,771             347,701         345,544      3,889,946         771,211      1,891,626
                              ----------         -----------      ----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         74,562             313,410         347,730      3,936,025         999,347      1,957,002
                              ----------         -----------      ----------    -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      2,734,273          10,785,453          31,787      1,437,122       1,159,382        550,164
  Net transfers..........        805,350           5,339,357         336,389      1,243,218         535,369      3,959,650
  Surrenders for benefit
   payments and fees.....        (17,046)           (182,522)       (176,258)    (1,841,089)     (1,664,479)      (532,848)
  Net annuity
   transactions..........       --                  --               --             --              --             --
                              ----------         -----------      ----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,522,577          15,942,288         191,918        839,251          30,272      3,976,966
                              ----------         -----------      ----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........      3,597,139          16,255,698         539,648      4,775,276       1,029,619      5,933,968
NET ASSETS:
  Beginning of year......       --                  --            $2,642,793    $27,412,175     $23,597,927    $ 6,138,958
                              ----------         -----------      ----------    -----------     -----------    -----------
  End of year............     $3,597,139         $16,255,698      $3,182,441    $32,187,451     $24,627,546    $12,072,926
                              ==========         ===========      ==========    ===========     ===========    ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (18,482)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         9,208
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       634,120
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       624,846
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       185,271
  Net transfers..........       678,953
  Surrenders for benefit
   payments and fees.....      (177,186)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       687,038
                             ----------
  Net increase (decrease)
   in net assets.........     1,311,884
NET ASSETS:
  Beginning of year......    $2,312,707
                             ----------
  End of year............    $3,624,591
                             ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  BB&T CAPITAL
                              BB&T MID CAP       MANAGER EQUITY        BB&T LARGE
                               GROWTH VIF             VIF            CAP VALUE VIF
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $ (2,151)           $  3,330            $  2,703
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            (26)               (182)                 11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         36,084               9,135              13,527
                                --------            --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         33,907              12,283              16,241
                                --------            --------            --------
UNIT TRANSACTIONS:
  Purchases..............        405,877             296,104             447,104
  Net transfers..........         94,795             177,905             139,855
  Surrenders for benefit
   payments and fees.....         (2,051)             (6,237)               (312)
  Net annuity
   transactions..........       --                  --                  --
                                --------            --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        498,621             467,772             586,647
                                --------            --------            --------
  Net increase (decrease)
   in net assets.........        532,528             480,055             602,888
NET ASSETS:
  Beginning of year......       --                  --                  --
                                --------            --------            --------
  End of year............       $532,528            $480,055            $602,888
                                ========            ========            ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                               BB&T LARGE         BB&T SPECIAL
                                COMPANY          OPPORTUNITIES        BB&T TOTAL        EVERGREEN VA        EVERGREEN VA
                               GROWTH VIF          EQUITY VIF      RETURN BOND VIF     BALANCED FUND        GROWTH FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (728)          $  (12,872)        $   11,339          $    635           $   (7,536)
  Capital gains income...       --                     24,367           --                --                   --
  Net realized gain
   (loss) on security
   transactions..........            (34)                 373                 14                 3                  (18)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          4,108               44,651            (10,458)              118               47,746
                                --------           ----------         ----------          --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          3,346               56,519                895               756               40,192
                                --------           ----------         ----------          --------           ----------
UNIT TRANSACTIONS:
  Purchases..............        231,564            2,250,452            698,548           112,663              977,245
  Net transfers..........        167,664              834,719            333,432            10,017              519,905
  Surrenders for benefit
   payments and fees.....         (7,775)              (8,431)            (1,495)           (1,298)             (11,352)
  Net annuity
   transactions..........       --                   --                 --                --                   --
                                --------           ----------         ----------          --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        391,453            3,076,740          1,030,485           121,382            1,485,798
                                --------           ----------         ----------          --------           ----------
  Net increase (decrease)
   in net assets.........        394,799            3,133,259          1,031,380           122,138            1,525,990
NET ASSETS:
  Beginning of year......       --                   --                 --                --                   --
                                --------           ----------         ----------          --------           ----------
  End of year............       $394,799           $3,133,259         $1,031,380          $122,138           $1,525,990
                                ========           ==========         ==========          ========           ==========

                              EVERGREEN VA
                             INTERNATIONAL        EVERGREEN VA
                              EQUITY FUND          OMEGA FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  2,814            $  (131)
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........             19                 12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         16,304                619
                                --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         19,137                500
                                --------            -------
UNIT TRANSACTIONS:
  Purchases..............        186,526              5,410
  Net transfers..........         18,267             13,367
  Surrenders for benefit
   payments and fees.....         (1,959)               (15)
  Net annuity
   transactions..........       --                  --
                                --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        202,834             18,762
                                --------            -------
  Net increase (decrease)
   in net assets.........        221,971             19,262
NET ASSETS:
  Beginning of year......       --                  --
                                --------            -------
  End of year............       $221,971            $19,262
                                ========            =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  EVERGREEN VA
                              EVERGREEN VA        FUNDAMENTAL
                             SPECIAL VALUES        LARGE CAP        FIDELITY(R) VIP
                                  FUND                FUND           EQUITY-INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    9,504           $   232           $   (82,891)
  Capital gains income...         196,129           --                   --
  Net realized gain
   (loss) on security
   transactions..........             216                18                   512
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (118,186)              (29)              668,810
                               ----------           -------           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          87,663               221               586,431
                               ----------           -------           -----------
UNIT TRANSACTIONS:
  Purchases..............       2,395,843            34,597            12,405,030
  Net transfers..........         564,931             5,092             5,626,007
  Surrenders for benefit
   payments and fees.....         (42,801)             (332)             (221,049)
  Net annuity
   transactions..........        --                 --                   --
                               ----------           -------           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,917,973            39,357            17,809,988
                               ----------           -------           -----------
  Net increase (decrease)
   in net assets.........       3,005,636            39,578            18,396,419
NET ASSETS:
  Beginning of year......        --                 --                   --
                               ----------           -------           -----------
  End of year............      $3,005,636           $39,578           $18,396,419
                               ==========           =======           ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                                                                         FIDELITY(R) VIP
                            FIDELITY(R) VIP              FIDELITY(R) VIP             FIDELITY(R) VIP          VALUE
                                 GROWTH        CONTRAFUND(R)-REGISTERED TRADEMARK-       MID CAP            STRATEGIES
                            SUB-ACCOUNT (A)              SUB-ACCOUNT (A)             SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  -----------------------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (16,806)                 $  (199,314)                $   (68,724)         $   (4,406)
  Capital gains income...        --                      --                               --                  --
  Net realized gain
   (loss) on security
   transactions..........             157                          857                         981                  15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         122,535                    2,905,531                   1,143,418              45,512
                               ----------                  -----------                 -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         105,886                    2,707,074                   1,075,675              41,121
                               ----------                  -----------                 -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       2,569,231                   40,757,732                  14,045,689             642,658
  Net transfers..........       1,405,680                   11,117,882                   3,662,476             392,068
  Surrenders for benefit
   payments and fees.....         (29,093)                    (399,497)                   (117,423)             (1,574)
  Net annuity
   transactions..........        --                      --                               --                  --
                               ----------                  -----------                 -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,945,818                   51,476,117                  17,590,742           1,033,152
                               ----------                  -----------                 -----------          ----------
  Net increase (decrease)
   in net assets.........       4,051,704                   54,183,191                  18,666,417           1,074,273
NET ASSETS:
  Beginning of year......        --                      --                               --                  --
                               ----------                  -----------                 -----------          ----------
  End of year............      $4,051,704                  $54,183,191                 $18,666,417          $1,074,273
                               ==========                  ===========                 ===========          ==========

                                                 FRANKLIN
                            FRANKLIN SMALL       STRATEGIC      MUTUAL SHARES
                            MID CAP GROWTH   INCOME SECURITIES   SECURITIES
                           SECURITIES FUND         FUND             FUND
                           SUB-ACCOUNT (B)      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (58,406)       $  138,604       $   (84,104)
  Capital gains income...       --                  34,472            43,377
  Net realized gain
   (loss) on security
   transactions..........         45,936             3,590           245,348
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        150,309          (163,044)          911,457
                              ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        137,839            13,622         1,116,078
                              ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............        189,023           352,488           676,065
  Net transfers..........        487,018         1,199,029           418,919
  Surrenders for benefit
   payments and fees.....       (240,525)         (451,567)       (1,073,611)
  Net annuity
   transactions..........       --                --                 --
                              ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        435,516         1,099,950            21,373
                              ----------        ----------       -----------
  Net increase (decrease)
   in net assets.........        573,355         1,113,572         1,137,451
NET ASSETS:
  Beginning of year......     $3,529,953        $3,987,460       $12,329,786
                              ----------        ----------       -----------
  End of year............     $4,103,308        $5,101,032       $13,467,237
                              ==========        ==========       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              TEMPLETON      TEMPLETON
                             DEVELOPING       GROWTH        FIFTH THIRD
                               MARKETS      SECURITIES      BALANCED VIP
                           SECURITIES FUND     FUND             FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ---------------  -----------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (3,965)    $  (15,954)       $   110
  Capital gains income...       --              --              1,073
  Net realized gain
   (loss) on security
   transactions..........        32,395         26,449        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       426,546        221,041           (918)
                             ----------     ----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       454,976        231,536            265
                             ----------     ----------        -------
UNIT TRANSACTIONS:
  Purchases..............       227,360        152,704         52,708
  Net transfers..........       483,482        284,708             10
  Surrenders for benefit
   payments and fees.....       (64,617)      (175,615)           (61)
  Net annuity
   transactions..........        (2,648)        --            --
                             ----------     ----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       643,577        261,797         52,657
                             ----------     ----------        -------
  Net increase (decrease)
   in net assets.........     1,098,553        493,333         52,922
NET ASSETS:
  Beginning of year......    $1,354,316     $2,970,388        --
                             ----------     ----------        -------
  End of year............    $2,452,869     $3,463,721        $52,922
                             ==========     ==========        =======

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                                                                         FIRST HORIZON
                              FIFTH THIRD                             FIFTH THIRD           CAPITAL          FIRST HORIZON
                              DISCIPLINED       FIFTH THIRD MID      QUALITY GROWTH       APPRECIATION        CORE EQUITY
                             VALUE VIP FUND       CAP VIP FUND          VIP FUND           PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  1,119            $  (180)            $   (92)             $  (10)             $   59
  Capital gains income...       --                  --                  --                       95                 171
  Net realized gain
   (loss) on security
   transactions..........           (106)                 3                   6             --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          2,918              3,371               1,281                 (49)               (311)
                                --------            -------             -------              ------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          3,931              3,194               1,195                  36                 (81)
                                --------            -------             -------              ------              ------
UNIT TRANSACTIONS:
  Purchases..............        559,166             57,291              43,436               1,456               7,371
  Net transfers..........        118,107              6,100               3,695             --                  --
  Surrenders for benefit
   payments and fees.....         (5,035)              (179)               (180)                 (1)                 (6)
  Net annuity
   transactions..........       --                  --                  --                  --                  --
                                --------            -------             -------              ------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        672,238             63,212              46,951               1,455               7,365
                                --------            -------             -------              ------              ------
  Net increase (decrease)
   in net assets.........        676,169             66,406              48,146               1,491               7,284
NET ASSETS:
  Beginning of year......       --                  --                  --                  --                  --
                                --------            -------             -------              ------              ------
  End of year............       $676,169            $66,406             $48,146              $1,491              $7,284
                                ========            =======             =======              ======              ======


                                HARTFORD         HARTFORD TOTAL
                              ADVISERS HLS        RETURN BOND
                                  FUND              HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  168,618         $ 3,257,470
  Capital gains income...         546,233             332,199
  Net realized gain
   (loss) on security
   transactions..........           1,152                (434)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (444,468)         (3,469,633)
                               ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         271,535             119,602
                               ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       7,343,635          60,584,152
  Net transfers..........       2,455,282          26,707,375
  Surrenders for benefit
   payments and fees.....        (126,471)           (838,955)
  Net annuity
   transactions..........        --                  --
                               ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,672,446          86,452,572
                               ----------         -----------
  Net increase (decrease)
   in net assets.........       9,943,981          86,572,174
NET ASSETS:
  Beginning of year......        --                  --
                               ----------         -----------
  End of year............      $9,943,981         $86,572,174
                               ==========         ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD
                              DIVIDEND AND                          HARTFORD GLOBAL
                               GROWTH HLS        HARTFORD FOCUS       ADVISERS HLS
                                  FUND              HLS FUND              FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   459,274           $    982           $   14,504
  Capital gains income...       1,172,487              2,163             --
  Net realized gain
   (loss) on security
   transactions..........           2,166             (1,108)               1,026
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (606,774)             7,546               22,585
                              -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,027,153              9,583               38,115
                              -----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............      31,764,927            148,782              583,898
  Net transfers..........       9,409,949             66,064              426,777
  Surrenders for benefit
   payments and fees.....        (351,591)            (2,502)             (16,532)
  Net annuity
   transactions..........        --                 --                   --
                              -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      40,823,285            212,344              994,143
                              -----------           --------           ----------
  Net increase (decrease)
   in net assets.........      41,850,438            221,927            1,032,258
NET ASSETS:
  Beginning of year......        --                 --                   --
                              -----------           --------           ----------
  End of year............     $41,850,438           $221,927           $1,032,258
                              ===========           ========           ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                            HARTFORD GLOBAL        HARTFORD                        HARTFORD GROWTH
                              LEADERS HLS        DISCIPLINED     HARTFORD GROWTH    OPPORTUNITIES     HARTFORD HIGH
                                  FUND         EQUITY HLS FUND       HLS FUND          HLS FUND       YIELD HLS FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    2,348        $   264,890        $  (17,784)       $  (17,196)       $   10,851
  Capital gains income...        --                 --                  41,799           449,914          --
  Net realized gain
   (loss) on security
   transactions..........             766                960             2,720              (198)               46
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          97,540            982,611           114,061           118,936            33,823
                               ----------        -----------        ----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         100,654          1,248,461           140,796           551,456            44,720
                               ----------        -----------        ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       1,328,064         43,293,325         2,808,529         5,232,172         2,982,454
  Net transfers..........         576,720         21,163,546           720,579         2,062,125         1,324,574
  Surrenders for benefit
   payments and fees.....          (8,423)          (720,061)          (18,666)          (84,313)          (30,229)
  Net annuity
   transactions..........        --                 --                --                --                --
                               ----------        -----------        ----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,896,361         63,736,810         3,510,442         7,209,984         4,276,799
                               ----------        -----------        ----------        ----------        ----------
  Net increase (decrease)
   in net assets.........       1,997,015         64,985,271         3,651,238         7,761,440         4,321,519
NET ASSETS:
  Beginning of year......        --                 --                --                --                --
                               ----------        -----------        ----------        ----------        ----------
  End of year............      $1,997,015        $64,985,271        $3,651,238        $7,761,440        $4,321,519
                               ==========        ===========        ==========        ==========        ==========

                                                     HARTFORD
                                                  INTERNATIONAL
                             HARTFORD INDEX    CAPITAL APPRECIATION
                                HLS FUND             HLS FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................      $   21,048           $   14,077
  Capital gains income...           7,659               85,642
  Net realized gain
   (loss) on security
   transactions..........            (668)                 195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          13,258              327,140
                               ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          41,297              427,054
                               ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............       1,474,570            4,007,588
  Net transfers..........         755,138            1,487,330
  Surrenders for benefit
   payments and fees.....         (13,858)             (48,305)
  Net annuity
   transactions..........        --                  --
                               ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,215,850            5,446,613
                               ----------           ----------
  Net increase (decrease)
   in net assets.........       2,257,147            5,873,667
NET ASSETS:
  Beginning of year......        --                  --
                               ----------           ----------
  End of year............      $2,257,147           $5,873,667
                               ==========           ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD            HARTFORD
                             INTERNATIONAL       INTERNATIONAL
                             SMALL COMPANY       OPPORTUNITIES      HARTFORD MONEY
                                HLS FUND            HLS FUND       MARKET HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   40,187         $   (67,160)       $    50,954
  Capital gains income...         131,848            --                 --
  Net realized gain
   (loss) on security
   transactions..........             306                 (61)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (5,371)          1,142,017           --
                               ----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         166,970           1,074,796             50,954
                               ----------         -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       1,564,616          10,121,702         10,286,166
  Net transfers..........         416,659           4,783,259         (1,759,249)
  Surrenders for benefit
   payments and fees.....          (9,129)           (161,484)          (381,703)
  Net annuity
   transactions..........        --                  --                 --
                               ----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,972,146          14,743,477          8,145,214
                               ----------         -----------        -----------
  Net increase (decrease)
   in net assets.........       2,139,116          15,818,273          8,196,168
NET ASSETS:
  Beginning of year......        --                  --                 --
                               ----------         -----------        -----------
  End of year............      $2,139,116         $15,818,273        $ 8,196,168
                               ==========         ===========        ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                                HARTFORD            HARTFORD                             HARTFORD U.S.
                                MORTGAGE            SMALLCAP                               GOVERNMENT
                             SECURITIES HLS        GROWTH HLS        HARTFORD STOCK      SECURITIES HLS      HARTFORD VALUE
                                  FUND                FUND              HLS FUND              FUND              HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $     (696)         $   (9,152)         $   54,449         $   (28,680)         $   14,084
  Capital gains income...        --                   575,005            --                  --                     2,641
  Net realized gain
   (loss) on security
   transactions..........              99               4,309                (338)                 58                 224
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           6,156            (185,639)            226,489              41,729              35,516
                               ----------          ----------          ----------         -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           5,559             384,523             280,600              13,107              52,465
                               ----------          ----------          ----------         -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       1,375,117           6,493,140           5,334,155          19,818,960           1,229,280
  Net transfers..........         769,632           2,612,563           1,191,319          10,932,150             380,954
  Surrenders for benefit
   payments and fees.....         (21,285)            (97,183)            (40,419)           (331,213)            (20,058)
  Net annuity
   transactions..........        --                  --                  --                  --                  --
                               ----------          ----------          ----------         -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,123,464           9,008,520           6,485,055          30,419,897           1,590,176
                               ----------          ----------          ----------         -----------          ----------
  Net increase (decrease)
   in net assets.........       2,129,023           9,393,043           6,765,655          30,433,004           1,642,641
NET ASSETS:
  Beginning of year......        --                  --                  --                  --                  --
                               ----------          ----------          ----------         -----------          ----------
  End of year............      $2,129,023          $9,393,043          $6,765,655         $30,433,004          $1,642,641
                               ==========          ==========          ==========         ===========          ==========


                             HARTFORD VALUE     HARTFORD EQUITY
                             OPPORTUNITIES         INCOME HLS
                                HLS FUND              FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   14,970          $   17,262
  Capital gains income...           9,861            --
  Net realized gain
   (loss) on security
   transactions..........             110               1,369
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         119,020               3,804
                               ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         143,961              22,435
                               ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       2,465,478           1,178,115
  Net transfers..........       1,077,570             375,031
  Surrenders for benefit
   payments and fees.....         (16,455)             (5,708)
  Net annuity
   transactions..........        --                  --
                               ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,526,593           1,547,438
                               ----------          ----------
  Net increase (decrease)
   in net assets.........       3,670,554           1,569,873
NET ASSETS:
  Beginning of year......        --                  --
                               ----------          ----------
  End of year............      $3,670,554          $1,569,873
                               ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HUNTINGTON VA      HUNTINGTON VA
                             INCOME EQUITY     DIVIDEND CAPTURE    HUNTINGTON VA
                                  FUND               FUND           GROWTH FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    203          $    3,643          $   (976)
  Capital gains income...       --                    17,813                16
  Net realized gain
   (loss) on security
   transactions..........              1                (422)               11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         11,710                 763                (5)
                                --------          ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         11,914              21,797              (954)
                                --------          ----------          --------
UNIT TRANSACTIONS:
  Purchases..............        590,278           1,279,447           248,303
  Net transfers..........        164,409             486,624            32,351
  Surrenders for benefit
   payments and fees.....        (11,659)            (23,245)           (1,352)
  Net annuity
   transactions..........       --                  --                --
                                --------          ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        743,028           1,742,826           279,302
                                --------          ----------          --------
  Net increase (decrease)
   in net assets.........        754,942           1,764,623           278,348
NET ASSETS:
  Beginning of year......       --                  --                --
                                --------          ----------          --------
  End of year............       $754,942          $1,764,623          $278,348
                                ========          ==========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                             HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA
                                MID CORP          NEW ECONOMY           ROTATING         INTERNATIONAL         MACRO 100
                              AMERICA FUND            FUND            MARKETS FUND        EQUITY FUND             FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (C)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $ (3,616)           $ (2,610)           $    28             $   130             $ (2,452)
  Capital gains income...            305                 133                389                 130             --
  Net realized gain
   (loss) on security
   transactions..........             56                  92                143                   7                   88
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         36,153              30,036              1,323               4,105               33,661
                                --------            --------            -------             -------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         32,898              27,651              1,883               4,372               31,297
                                --------            --------            -------             -------             --------
UNIT TRANSACTIONS:
  Purchases..............        773,081             570,003             25,680              57,891              528,168
  Net transfers..........        196,927              94,549              1,571               9,842              124,594
  Surrenders for benefit
   payments and fees.....         (5,630)             (3,299)            (5,363)                (51)              (9,597)
  Net annuity
   transactions..........       --                  --                  --                  --                  --
                                --------            --------            -------             -------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        964,378             661,253             21,888              67,682              643,165
                                --------            --------            -------             -------             --------
  Net increase (decrease)
   in net assets.........        997,276             688,904             23,771              72,054              674,462
NET ASSETS:
  Beginning of year......       --                  --                  --                  --                  --
                                --------            --------            -------             -------             --------
  End of year............       $997,276            $688,904            $23,771             $72,054             $674,462
                                ========            ========            =======             =======             ========

                             HUNTINGTON VA
                                MORTGAGE         HUNTINGTON VA
                               SECURITIES         SITUS SMALL
                                  FUND              CAP FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (272)           $   (4,985)
  Capital gains income...       --                      5,464
  Net realized gain
   (loss) on security
   transactions..........             1                    78
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           687                34,841
                                -------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           416                35,398
                                -------            ----------
UNIT TRANSACTIONS:
  Purchases..............        76,148               931,059
  Net transfers..........        20,168               288,331
  Surrenders for benefit
   payments and fees.....           (44)               (7,172)
  Net annuity
   transactions..........       --                   --
                                -------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        96,272             1,212,218
                                -------            ----------
  Net increase (decrease)
   in net assets.........        96,688             1,247,616
NET ASSETS:
  Beginning of year......       --                   --
                                -------            ----------
  End of year............       $96,688            $1,247,616
                                =======            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      LORD ABBETT
                              LORD ABBETT         LORD ABBETT             BOND
                               ALL VALUE           AMERICA'S           DEBENTURE
                               PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (1,748)         $   26,399          $  187,110
  Capital gains income...           5,673              14,399              45,103
  Net realized gain
   (loss) on security
   transactions..........             389                 (85)                (47)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          63,228             (21,732)           (205,677)
                               ----------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          67,542              18,981              26,489
                               ----------          ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       1,477,786           1,274,536           3,123,224
  Net transfers..........         278,961             426,069           1,351,874
  Surrenders for benefit
   payments and fees.....         (47,731)            (18,484)            (62,253)
  Net annuity
   transactions..........        --                  --                  --
                               ----------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,709,016           1,682,121           4,412,845
                               ----------          ----------          ----------
  Net increase (decrease)
   in net assets.........       1,776,558           1,701,102           4,439,334
NET ASSETS:
  Beginning of year......        --                  --                  --
                               ----------          ----------          ----------
  End of year............      $1,776,558          $1,701,102          $4,439,334
                               ==========          ==========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                              LORD ABBETT
                               GROWTH AND         LORD ABBETT       MFS CAPITAL                  MFS INVESTORS
                                 INCOME          LARGE-CAP CORE    OPPORTUNITIES  MFS EMERGING   GROWTH STOCK   MFS INVESTORS
                               PORTFOLIO           PORTFOLIO          SERIES      GROWTH SERIES     SERIES      TRUST SERIES
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    63,122           $ (1,584)       $   (5,947)     $ (9,657)      $  (6,684)    $  (11,832)
  Capital gains income...         678,120           --                 --             --             --             --
  Net realized gain
   (loss) on security
   transactions..........              58                 35            14,414        (7,773)         21,609         15,284
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (408,749)            17,375            (9,167)       65,117          (7,209)        66,126
                              -----------           --------        ----------      --------       ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         332,551             15,826              (700)       47,687           7,716         69,578
                              -----------           --------        ----------      --------       ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............       9,666,821            611,325               708        53,980          13,376         78,966
  Net transfers..........       2,631,107            102,796            64,172       (13,477)       (211,476)       240,271
  Surrenders for benefit
   payments and fees.....         (88,951)            (5,072)         (147,220)      (16,677)       (147,115)       (89,115)
  Net annuity
   transactions..........        --                 --                 --             --             --             --
                              -----------           --------        ----------      --------       ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,208,977            709,049           (82,340)       23,826        (345,215)       230,122
                              -----------           --------        ----------      --------       ---------     ----------
  Net increase (decrease)
   in net assets.........      12,541,528            724,875           (83,040)       71,513        (337,499)       299,700
NET ASSETS:
  Beginning of year......        --                 --              $1,055,071      $604,566       $ 871,774     $  952,850
                              -----------           --------        ----------      --------       ---------     ----------
  End of year............     $12,541,528           $724,875        $  972,031      $676,079       $ 534,275     $1,252,550
                              ===========           ========        ==========      ========       =========     ==========


                             MFS TOTAL
                           RETURN SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $    61,710
  Capital gains income...       571,383
  Net realized gain
   (loss) on security
   transactions..........        76,376
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (530,160)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       179,309
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       980,353
  Net transfers..........       480,021
  Surrenders for benefit
   payments and fees.....    (1,288,853)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       171,521
                            -----------
  Net increase (decrease)
   in net assets.........       350,830
NET ASSETS:
  Beginning of year......   $14,513,932
                            -----------
  End of year............   $14,864,762
                            ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           EQUITY AND    CORE PLUS      EMERGING
                             INCOME     FIXED INCOME  MARKETS DEBT
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,617)   $   317,734    $   53,777
  Capital gains income...      1,822        110,666        14,655
  Net realized gain
   (loss) on security
   transactions..........        107         69,874        20,118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     10,128        (98,200)        5,654
                            --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     10,440        400,074        94,204
                            --------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     21,995        329,070        53,966
  Net transfers..........    129,979        127,423       162,140
  Surrenders for benefit
   payments and fees.....       (655)    (2,060,244)     (158,027)
  Net annuity
   transactions..........     --            --            --
                            --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    151,319     (1,603,751)       58,079
                            --------    -----------    ----------
  Net increase (decrease)
   in net assets.........    161,759     (1,203,677)      152,283
NET ASSETS:
  Beginning of year......   $ 50,412    $15,511,966    $  883,371
                            --------    -----------    ----------
  End of year............   $212,171    $14,308,289    $1,035,654
                            ========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________


                              EMERGING                                    MID CAP        U.S. MID CAP    AMERICAN      BALANCED
                           MARKETS EQUITY  TECHNOLOGY   HIGH YIELD         GROWTH           VALUE      OPPORTUNITIES    GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -----------  -----------  ------------------  ------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (16,782)    $ (2,575)   $  134,129       $   (6,406)      $  (65,699)   $  (116,395)  $   101,834
  Capital gains income...       --            --            --             --                 77,031        --            --
  Net realized gain
   (loss) on security
   transactions..........        26,261          562       (10,568)             274          108,180     (1,409,492)      126,585
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       490,902       (2,339)     (138,456)         112,428          475,016      3,747,060       526,905
                             ----------     --------    ----------       ----------       ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       500,381       (4,352)      (14,895)         106,296          594,528      2,221,173       755,324
                             ----------     --------    ----------       ----------       ----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,719,230        1,330        39,886        1,242,433        1,308,152         72,553        28,490
  Net transfers..........       491,593       (8,215)       (6,458)         409,795          390,589     (1,700,868)   (1,306,294)
  Surrenders for benefit
   payments and fees.....       (69,815)        (956)     (278,698)          (7,724)        (510,763)    (2,562,231)   (1,790,547)
  Net annuity
   transactions..........       --            --            --             --                --              (3,078)      --
                             ----------     --------    ----------       ----------       ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,141,008       (7,841)     (245,270)       1,644,504        1,187,978     (4,193,624)   (3,068,351)
                             ----------     --------    ----------       ----------       ----------    -----------   -----------
  Net increase (decrease)
   in net assets.........     2,641,389      (12,193)     (260,165)       1,750,800        1,782,506     (1,972,451)   (2,313,027)
NET ASSETS:
  Beginning of year......    $  759,974     $195,300    $2,381,884         --             $5,228,952    $21,365,044   $13,147,709
                             ----------     --------    ----------       ----------       ----------    -----------   -----------
  End of year............    $3,401,363     $183,107    $2,121,719       $1,750,800       $7,011,458    $19,392,593   $10,834,682
                             ==========     ========    ==========       ==========       ==========    ===========   ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              CAPITAL      DEVELOPING     FLEXIBLE
                           OPPORTUNITIES     GROWTH        INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (67,233)   $   (74,526)  $   371,785
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........     (291,281)       265,361      (245,886)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,263,800        687,956       (50,914)
                            ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      905,286        878,791        74,985
                            ----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        9,205         58,210        63,816
  Net transfers..........     (415,315)      (167,024)   (1,132,961)
  Surrenders for benefit
   payments and fees.....     (520,467)    (1,072,700)     (966,491)
  Net annuity
   transactions..........        7,357         (3,379)      --
                            ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (919,220)    (1,184,893)   (2,035,636)
                            ----------    -----------   -----------
  Net increase (decrease)
   in net assets.........      (13,934)      (306,102)   (1,960,651)
NET ASSETS:
  Beginning of year......   $5,374,495    $ 5,955,732   $ 7,437,940
                            ----------    -----------   -----------
  End of year............   $5,360,561    $ 5,649,630   $ 5,477,289
                            ==========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                                                                                                  EQUALLY
                             DIVIDEND                                                           WEIGHTED S&P  SMALL COMPANY
                              GROWTH     GLOBAL EQUITY    GROWTH     MONEY MARKET   UTILITIES       500          GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -----------  ------------  -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (16,967)   $   (52,793)  $  (37,650)  $    97,653   $    50,846  $  (143,351)    $ (6,192)
  Capital gains income...      --             --            --           --            --           452,356        1,749
  Net realized gain
   (loss) on security
   transactions..........   (1,225,734)       320,693      (54,353)      --            207,230    2,423,889        2,213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,436,410        456,442      583,185       --            637,191   (1,065,987)      44,847
                           -----------    -----------   ----------   -----------   -----------  -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,193,709        724,342      491,182        97,653       895,267    1,666,907       42,617
                           -----------    -----------   ----------   -----------   -----------  -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      466,671         20,643      121,895       209,730        32,603      656,809      199,594
  Net transfers..........   (2,624,378)      (278,238)    (202,464)      544,692      (441,548)  (3,663,997)     230,074
  Surrenders for benefit
   payments and fees.....   (6,013,938)    (1,177,714)    (435,041)   (2,910,844)     (658,911)  (4,522,114)     (22,775)
  Net annuity
   transactions..........      (17,670)        (3,635)      --           --            --           --            --
                           -----------    -----------   ----------   -----------   -----------  -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (8,189,315)    (1,438,944)    (515,610)   (2,156,422)   (1,067,856)  (7,529,302)     406,893
                           -----------    -----------   ----------   -----------   -----------  -----------     --------
  Net increase (decrease)
   in net assets.........   (6,995,606)      (714,602)     (24,428)   (2,058,769)     (172,589)  (5,862,395)     449,510
NET ASSETS:
  Beginning of year......  $36,789,468    $ 9,087,734   $4,118,299   $ 8,866,638   $ 6,634,593  $33,284,769     $ 83,458
                           -----------    -----------   ----------   -----------   -----------  -----------     --------
  End of year............  $29,793,862    $ 8,373,132   $4,093,871   $ 6,807,869   $ 6,462,004  $27,422,374     $532,968
                           ===========    ===========   ==========   ===========   ===========  ===========     ========

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             GLOBAL      MTB LARGE CAP     MTB LARGE CAP
                            FRANCHISE    GROWTH FUND II    VALUE FUND II
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $(10,514)       $   (428)         $   (228)
  Capital gains income...      1,505         --                  1,696
  Net realized gain
   (loss) on security
   transactions..........     19,803              (2)               61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     44,156           3,579            15,527
                            --------        --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     54,950           3,149            17,056
                            --------        --------          --------
UNIT TRANSACTIONS:
  Purchases..............    138,435         275,842           365,785
  Net transfers..........    407,478          16,996            95,916
  Surrenders for benefit
   payments and fees.....    (12,048)           (233)           (2,399)
  Net annuity
   transactions..........     --             --                --
                            --------        --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    533,865         292,605           459,302
                            --------        --------          --------
  Net increase (decrease)
   in net assets.........    588,815         295,754           476,358
NET ASSETS:
  Beginning of year......   $388,876         --                --
                            --------        --------          --------
  End of year............   $977,691        $295,754          $476,358
                            ========        ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                               MTB MANAGED           MTB MANAGED           MTB MANAGED                              OPPENHEIMER
                            ALLOCATION FUND --    ALLOCATION FUND --    ALLOCATION FUND --      OPPENHEIMER           CAPITAL
                                 MODERATE             AGGRESSIVE           CONSERVATIVE          AGGRESSIVE         APPRECIATION
                                GROWTH II             GROWTH II             GROWTH II           GROWTH FUND             FUND
                             SUB-ACCOUNT (A)       SUB-ACCOUNT (C)       SUB-ACCOUNT (C)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------------  --------------------  --------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   10,864             $     2               $ 1,170              $ (3,448)         $   (48,522)
  Capital gains income...              424            --                    --                    --                   --
  Net realized gain
   (loss) on security
   transactions..........              137                   1                    15                   506                 (395)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           17,222                 275                   624                39,546              361,966
                                ----------             -------               -------              --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           28,647                 278                 1,809                36,604              313,049
                                ----------             -------               -------              --------          -----------
UNIT TRANSACTIONS:
  Purchases..............        1,110,635              66,967                89,500               581,892            7,446,982
  Net transfers..........          401,023            --                       2,442               168,030            3,129,111
  Surrenders for benefit
   payments and fees.....           (8,725)           --                      (1,042)               (4,062)            (109,580)
  Net annuity
   transactions..........        --                   --                    --                    --                   --
                                ----------             -------               -------              --------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,502,933              66,967                90,900               745,860           10,466,513
                                ----------             -------               -------              --------          -----------
  Net increase (decrease)
   in net assets.........        1,531,580              67,245                92,709               782,464           10,779,562
NET ASSETS:
  Beginning of year......        --                   --                    --                    --                   --
                                ----------             -------               -------              --------          -----------
  End of year............       $1,531,580             $67,245               $92,709              $782,464          $10,779,562
                                ==========             =======               =======              ========          ===========

                              OPPENHEIMER
                                 GLOBAL
                               SECURITIES
                                  FUND
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (62,880)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             843
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,110,859
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,048,822
                              -----------
UNIT TRANSACTIONS:
  Purchases..............      12,742,051
  Net transfers..........       3,594,761
  Surrenders for benefit
   payments and fees.....        (136,754)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,200,058
                              -----------
  Net increase (decrease)
   in net assets.........      17,248,880
NET ASSETS:
  Beginning of year......        --
                              -----------
  End of year............     $17,248,880
                              ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception July 5, 2005 to December 31, 2005.

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  OPPENHEIMER
                              OPPENHEIMER         MAIN STREET            PUTNAM
                              MAIN STREET          SMALL CAP          DIVERSIFIED
                                  FUND                FUND               INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (7,649)        $   (55,558)         $  (18,308)
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........              54                 228                (655)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          53,484             611,623              41,264
                               ----------         -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          45,889             556,293              22,301
                               ----------         -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       1,020,572           8,863,306           3,649,849
  Net transfers..........         755,561           4,071,557           1,457,945
  Surrenders for benefit
   payments and fees.....          (8,471)           (156,122)            (52,071)
  Net annuity
   transactions..........        --                  --                  --
                               ----------         -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,767,662          12,778,741           5,055,723
                               ----------         -----------          ----------
  Net increase (decrease)
   in net assets.........       1,813,551          13,335,034           5,078,024
NET ASSETS:
  Beginning of year......        --                  --                  --
                               ----------         -----------          ----------
  End of year............      $1,813,551         $13,335,034          $5,078,024
                               ==========         ===========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                             PUTNAM GLOBAL                               PUTNAM
                                 ASSET           PUTNAM GROWTH       INTERNATIONAL           PUTNAM            PUTNAM NEW
                               ALLOCATION          AND INCOME            EQUITY            INVESTORS             VALUE
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (10,556)          $ (4,661)         $   (83,538)          $ (3,326)          $  (12,151)
  Capital gains income...        --                 --                   --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........          (1,610)                51                 (977)                89                 (226)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          68,346             32,136            1,265,004             36,797               85,210
                               ----------           --------          -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          56,180             27,526            1,180,489             33,560               72,833
                               ----------           --------          -----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............       1,931,962            799,866           12,688,627            590,927            1,792,016
  Net transfers..........         202,158            164,586            5,368,297            175,943              693,839
  Surrenders for benefit
   payments and fees.....         (13,361)            (5,665)            (204,456)            (7,621)             (23,496)
  Net annuity
   transactions..........        --                 --                   --                 --                   --
                               ----------           --------          -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,120,759            958,787           17,852,468            759,249            2,462,359
                               ----------           --------          -----------           --------           ----------
  Net increase (decrease)
   in net assets.........       2,176,939            986,313           19,032,957            792,809            2,535,192
NET ASSETS:
  Beginning of year......        --                 --                   --                 --                   --
                               ----------           --------          -----------           --------           ----------
  End of year............      $2,176,939           $986,313          $19,032,957           $792,809           $2,535,192
                               ==========           ========          ===========           ========           ==========


                              PUTNAM SMALL
                               CAP VALUE
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (47,102)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........            (830)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         286,390
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         238,458
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       8,550,153
  Net transfers..........       3,402,849
  Surrenders for benefit
   payments and fees.....        (103,947)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      11,849,055
                              -----------
  Net increase (decrease)
   in net assets.........      12,087,513
NET ASSETS:
  Beginning of year......        --
                              -----------
  End of year............     $12,087,513
                              ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               PUTNAM THE
                             GEORGE PUTNAM                               PUTNAM
                             FUND OF BOSTON       PUTNAM VISTA          VOYAGER
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (5,066)          $ (1,317)          $   (8,263)
  Capital gains income...        --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........            (168)                89                  266
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          17,677             17,772               66,286
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          12,443             16,544               58,289
                               ----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............       1,100,080            193,416            1,430,792
  Net transfers..........         272,634            139,091               47,931
  Surrenders for benefit
   payments and fees.....         (19,224)            (1,614)             (20,194)
  Net annuity
   transactions..........        --                 --                   --
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,353,490            330,893            1,458,529
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets.........       1,365,933            347,437            1,516,818
NET ASSETS:
  Beginning of year......        --                 --                   --
                               ----------           --------           ----------
  End of year............      $1,365,933           $347,437           $1,516,818
                               ==========           ========           ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                                 PIONEER OAK RIDGE
                            PIONEER FUND VCT    LARGE CAP GROWTH VCT     PIONEER VALUE                           GROWTH AND
                                PORTFOLIO            PORTFOLIO           VCT PORTFOLIO        ENTERPRISE           INCOME
                           SUB-ACCOUNT (A)(D)    SUB-ACCOUNT (A)(E)   SUB-ACCOUNT (A)(F)      SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  --------------------  -------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................       $   (1,710)          $  (1,658)            $   (753)          $  (13,162)        $   (74,309)
  Capital gains income...           24,964            --                   --                   --                   159,675
  Net realized gain
   (loss) on security
   transactions..........          (39,892)              3,709                4,752             (213,336)             41,254
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           10,580               5,034                4,759              319,001             587,377
                                ----------           ---------             --------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (6,058)              7,085                8,758               92,503             713,997
                                ----------           ---------             --------           ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............          369,114             160,570               66,196                6,033           4,241,872
  Net transfers..........          167,713             163,260              145,568             (208,497)          2,999,088
  Surrenders for benefit
   payments and fees.....          (57,187)            (16,269)             (21,490)            (240,637)           (679,573)
  Net annuity
   transactions..........        --                   --                   --                   --                     7,357
                                ----------           ---------             --------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          479,640             307,561              190,274             (443,101)          6,568,744
                                ----------           ---------             --------           ----------         -----------
  Net increase (decrease)
   in net assets.........          473,582             314,646              199,032             (350,598)          7,282,741
NET ASSETS:
  Beginning of year......        --                   --                   --                 $1,920,778         $ 6,229,106
                                ----------           ---------             --------           ----------         -----------
  End of year............       $  473,582           $ 314,646             $199,032           $1,570,180         $13,511,847
                                ==========           =========             ========           ==========         ===========


                               COMSTOCK
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (142,156)
  Capital gains income...          88,277
  Net realized gain
   (loss) on security
   transactions..........           6,478
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         833,724
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         786,323
                              -----------
UNIT TRANSACTIONS:
  Purchases..............      17,655,311
  Net transfers..........       8,101,904
  Surrenders for benefit
   payments and fees.....        (372,542)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      25,384,673
                              -----------
  Net increase (decrease)
   in net assets.........      26,170,996
NET ASSETS:
  Beginning of year......     $ 2,160,671
                              -----------
  End of year............     $28,331,667
                              ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(e) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(f) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Portfolio Sub-Account.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                        AGGRESSIVE
                            EMERGING      GROWTH     GOVERNMENT
                             GROWTH      PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ (3,753)    $ (2,343)    $  2,348
  Capital gains income...     --           --           --
  Net realized gain
   (loss) on security
   transactions..........        850           81           44
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     15,754       13,209          160
                            --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     12,851       10,947        2,552
                            --------     --------     --------
UNIT TRANSACTIONS:
  Purchases..............      7,069       32,581       90,672
  Net transfers..........     33,170       86,072      152,566
  Surrenders for benefit
   payments and fees.....     (2,991)          (3)      (4,848)
  Net annuity
   transactions..........     --           --           --
                            --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     37,248      118,650      238,390
                            --------     --------     --------
  Net increase (decrease)
   in net assets.........     50,099      129,597      240,942
NET ASSETS:
  Beginning of year......   $205,328     $ 78,580     $145,233
                            --------     --------     --------
  End of year............   $255,427     $208,177     $386,175
                            ========     ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                              WELLS FARGO         WELLS FARGO        STI CLASSIC VT       STI CLASSIC VT
                               ADVANTAGE           ADVANTAGE            CAPITAL              LARGE CAP          STI CLASSIC VT
                             LARGE COMPANY         SMALL CAP          APPRECIATION        RELATIVE VALUE        MID-CAP EQUITY
                              GROWTH FUND         GROWTH FUND             FUND                 FUND                  FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)(G)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ---------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (17)             $  (11)             $  (2)               $   (81)             $    (8)
  Capital gains income...       --                  --                 --                    --                    --
  Net realized gain
   (loss) on security
   transactions..........             1                   3               (137)                   (74)                 (60)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           (33)                 59            --                         924                  431
                                 ------              ------              -----                -------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (49)                 51               (139)                   769                  363
                                 ------              ------              -----                -------              -------
UNIT TRANSACTIONS:
  Purchases..............         7,619               4,809            --                      43,076               50,483
  Net transfers..........           (15)                (41)               139                 13,550                2,194
  Surrenders for benefit
   payments and fees.....            (3)                 (2)           --                         (37)                  (8)
  Net annuity
   transactions..........       --                  --                 --                    --                    --
                                 ------              ------              -----                -------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,601               4,766                139                 56,589               52,669
                                 ------              ------              -----                -------              -------
  Net increase (decrease)
   in net assets.........         7,552               4,817            --                      57,358               53,032
NET ASSETS:
  Beginning of year......       --                  --                 --                    --                    --
                                 ------              ------              -----                -------              -------
  End of year............        $7,552              $4,817            --$                    $57,358              $53,032
                                 ======              ======              =====                =======              =======

                              STI CLASSIC VT
                                 LARGE CAP
                               VALUE EQUITY
                                   FUND
                            SUB-ACCOUNT (A)(H)
                           ---------------------
OPERATIONS:
  Net investment income
   (loss)................        $  1,134
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........              (9)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,472
                                 --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          10,597
                                 --------
UNIT TRANSACTIONS:
  Purchases..............         357,055
  Net transfers..........         250,656
  Surrenders for benefit
   payments and fees.....          (3,077)
  Net annuity
   transactions..........        --
                                 --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         604,634
                                 --------
  Net increase (decrease)
   in net assets.........         615,231
NET ASSETS:
  Beginning of year......        --
                                 --------
  End of year............        $615,231
                                 ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(g) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective August 1, 2005.
(h) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective August 1, 2005.

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        AMERICAN
                             AMERICAN      AMERICAN      AMERICAN         FUNDS
                           FUNDS GLOBAL  FUNDS GROWTH  FUNDS GROWTH-  INTERNATIONAL
                           GROWTH FUND       FUND       INCOME FUND       FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (24,399)  $  (312,270)   $  (111,481)   $    6,415
  Capital gains income...      --            --             --            --
  Net realized gain
   (loss) on security
   transactions..........       21,230        99,574        113,833         2,407
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      272,268     2,741,875      1,793,812       772,836
                            ----------   -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      269,099     2,529,179      1,796,164       781,658
                            ----------   -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      238,850     2,326,940      2,139,860       696,172
  Net transfers..........      249,513     4,243,341      3,989,716     1,708,270
  Surrenders for benefit
   payments and fees.....     (118,926)   (1,522,477)    (1,476,433)     (182,538)
  Net annuity
   transactions..........      --            --             --            --
                            ----------   -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      369,437     5,047,804      4,653,143     2,221,904
                            ----------   -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........      638,536     7,576,983      6,449,307     3,003,562
NET ASSETS:
  Beginning of year......    2,004,257    19,835,192     17,148,620     3,135,396
                            ----------   -----------    -----------    ----------
  End of year............   $2,642,793   $27,412,175    $23,597,927    $6,138,958
                            ==========   ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                           AMERICAN FUNDS                   FRANKLIN                         TEMPLETON      TEMPLETON
                            GLOBAL SMALL    FRANKLIN        STRATEGIC      MUTUAL SHARES    DEVELOPING       GROWTH
                           CAPITALIZATION     SMALL     INCOME SECURITIES   SECURITIES        MARKETS      SECURITIES
                                FUND        CAP FUND          FUND             FUND       SECURITIES FUND     FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  -----------------  -------------  ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (24,382)   $  (47,215)     $   50,807       $   (73,971)    $    4,523     $  (10,276)
  Capital gains income...       --             --               3,979           --             --              --
  Net realized gain
   (loss) on security
   transactions..........           845        29,950           6,166            65,170          4,433         19,929
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       335,670       324,932         217,201         1,166,579        226,702        339,955
                             ----------    ----------      ----------       -----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       312,133       307,667         278,153         1,157,778        235,658        349,608
                             ----------    ----------      ----------       -----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       488,027       424,562         495,045         1,135,890        160,611        377,558
  Net transfers..........       605,044       187,435         749,659         1,682,574        408,241        173,850
  Surrenders for benefit
   payments and fees.....       (77,819)     (167,687)       (141,339)         (647,438)       (36,942)      (128,943)
  Net annuity
   transactions..........       --             --            --                 --              (2,058)        --
                             ----------    ----------      ----------       -----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,015,252       444,310       1,103,365         2,171,026        529,852        422,465
                             ----------    ----------      ----------       -----------     ----------     ----------
  Net increase (decrease)
   in net assets.........     1,327,385       751,977       1,381,518         3,328,804        765,510        772,073
NET ASSETS:
  Beginning of year......       985,322     2,777,976       2,605,942         9,000,982        588,806      2,198,315
                             ----------    ----------      ----------       -----------     ----------     ----------
  End of year............    $2,312,707    $3,529,953      $3,987,460       $12,329,786     $1,354,316     $2,970,388
                             ==========    ==========      ==========       ===========     ==========     ==========

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK   MFS INVESTORS
                              SERIES      GROWTH SERIES     SERIES      TRUST SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (8,763)     $ (8,266)      $ (12,335)     $ (8,081)
  Capital gains income...      --             --             --             --
  Net realized gain
   (loss) on security
   transactions..........       (4,635)      (20,210)         (3,360)        8,492
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      118,425        86,316          79,186        84,779
                            ----------      --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      105,027        57,840          63,491        85,190
                            ----------      --------       ---------      --------
UNIT TRANSACTIONS:
  Purchases..............        2,500        61,328          23,247        58,935
  Net transfers..........      373,323       (27,738)       (150,088)       21,152
  Surrenders for benefit
   payments and fees.....      (31,123)      (15,509)        (63,381)      (82,499)
  Net annuity
   transactions..........      --             --             --             --
                            ----------      --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      344,700        18,081        (190,222)       (2,412)
                            ----------      --------       ---------      --------
  Net increase (decrease)
   in net assets.........      449,727        75,921        (126,731)       82,778
NET ASSETS:
  Beginning of year......      605,344       528,645         998,505       870,072
                            ----------      --------       ---------      --------
  End of year............   $1,055,071      $604,566       $ 871,774      $952,850
                            ==========      ========       =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________


                             MFS TOTAL    EQUITY AND    CORE PLUS      EMERGING       EMERGING
                           RETURN SERIES    INCOME     FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------  ------------  ------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    16,873     $  (318)   $   365,631     $ 44,194       $ (4,566)     $  (3,449)
  Capital gains income...       --               22         35,457       26,310        --              --
  Net realized gain
   (loss) on security
   transactions..........        50,152           4         78,585        8,296           (774)        10,942
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,165,667       2,725        (34,078)     (11,071)       134,170        (18,449)
                            -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,232,692       2,433        445,595       67,729        128,830        (10,956)
                            -----------     -------    -----------     --------       --------      ---------
UNIT TRANSACTIONS:
  Purchases..............     1,125,767      38,708      1,078,687       86,102         81,479          7,285
  Net transfers..........     1,561,810       8,974       (279,901)      96,131        112,193       (122,461)
  Surrenders for benefit
   payments and fees.....      (953,191)        (46)    (1,641,497)     (92,375)       (17,216)       (12,535)
  Net annuity
   transactions..........       --           --            --            --            --              --
                            -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,734,386      47,636       (842,711)      89,858        176,456       (127,711)
                            -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets.........     2,967,078      50,069       (397,116)     157,587        305,286       (138,667)
NET ASSETS:
  Beginning of year......    11,546,854         343     15,909,082      725,784        454,688        333,967
                            -----------     -------    -----------     --------       --------      ---------
  End of year............   $14,513,932     $50,412    $15,511,966     $883,371       $759,974      $ 195,300
                            ===========     =======    ===========     ========       ========      =========

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        U.S. MID CAP    AMERICAN      BALANCED
                           HIGH YIELD      VALUE      OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $  100,899    $  (66,126)   $  (224,494)  $   126,160
  Capital gains income...      --           --             --            --
  Net realized gain
   (loss) on security
   transactions..........      19,879        32,837     (3,772,291)      (51,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      51,598       628,397      5,347,054     1,085,259
                           ----------    ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     172,376       595,108      1,350,269     1,159,478
                           ----------    ----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      92,395       346,347         78,946        29,815
  Net transfers..........     167,697       212,000     (4,464,054)     (373,116)
  Surrenders for benefit
   payments and fees.....    (262,465)     (407,459)    (2,846,336)   (1,162,293)
  Net annuity
   transactions..........      --           --              (2,975)      --
                           ----------    ----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,373)      150,888     (7,234,419)   (1,505,594)
                           ----------    ----------    -----------   -----------
  Net increase (decrease)
   in net assets.........     170,003       745,996     (5,884,150)     (346,116)
NET ASSETS:
  Beginning of year......   2,211,881     4,482,956     27,249,194    13,493,825
                           ----------    ----------    -----------   -----------
  End of year............  $2,381,884    $5,228,952    $21,365,044   $13,147,709
                           ==========    ==========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________


                              CAPITAL     DEVELOPING    FLEXIBLE     DIVIDEND
                           OPPORTUNITIES    GROWTH       INCOME       GROWTH     GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  (67,954)   $  (73,594)  $  472,511   $    88,867   $   (97,312)  $  (48,927)
  Capital gains income...      --             --           --           --            --            --
  Net realized gain
   (loss) on security
   transactions..........     (162,769)       36,261     (129,198)   (2,227,736)      222,921     (189,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,179,463     1,121,291       76,818     4,562,342       461,049      462,297
                            ----------    ----------   ----------   -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      948,740     1,083,958      420,131     2,423,473       586,658      223,574
                            ----------    ----------   ----------   -----------   -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      212,292       105,619      209,674       137,316        60,506       80,092
  Net transfers..........      142,824      (228,415)   2,151,269    (3,748,471)      (93,286)    (522,209)
  Surrenders for benefit
   payments and fees.....     (464,126)     (810,353)    (898,716)   (5,050,719)   (1,602,285)    (419,344)
  Net annuity
   transactions..........      --             (3,002)      --            (2,961)       (3,523)      --
                            ----------    ----------   ----------   -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (109,010)     (936,151)   1,462,227    (8,664,835)   (1,638,588)    (861,461)
                            ----------    ----------   ----------   -----------   -----------   ----------
  Net increase (decrease)
   in net assets.........      839,730       147,807    1,882,358    (6,241,362)   (1,051,930)    (637,887)
NET ASSETS:
  Beginning of year......    4,534,765     5,807,925    5,555,582    43,030,830    10,139,664    4,756,186
                            ----------    ----------   ----------   -----------   -----------   ----------
  End of year............   $5,374,495    $5,955,732   $7,437,940   $36,789,468   $ 9,087,734   $4,118,299
                            ==========    ==========   ==========   ===========   ===========   ==========

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED   SMALL COMPANY
                           MONEY MARKET   UTILITIES       S&P 500           GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           ------------  -----------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   (65,890)  $    55,918    $  (175,599)        $  (365)
  Capital gains income...      --            --            --                 2,062
  Net realized gain
   (loss) on security
   transactions..........      --           (127,300)       927,071              78
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --          1,390,502      3,715,188           5,171
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (65,890)    1,319,120      4,466,660           6,946
                           -----------   -----------    -----------         -------
UNIT TRANSACTIONS:
  Purchases..............      404,921        32,417        974,689          28,135
  Net transfers..........      821,509      (505,243)     1,702,197          48,462
  Surrenders for benefit
   payments and fees.....   (5,137,474)     (663,471)    (4,184,886)            (85)
  Net annuity
   transactions..........      --            --            --               --
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (3,911,044)   (1,136,297)    (1,508,000)         76,512
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets.........   (3,976,934)      182,823      2,958,660          83,458
NET ASSETS:
  Beginning of year......   12,843,572     6,451,770     30,326,109         --
                           -----------   -----------    -----------         -------
  End of year............  $ 8,866,638   $ 6,634,593    $33,284,769         $83,458
                           ===========   ===========    ===========         =======

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________


                             GLOBAL                  GROWTH AND                 EMERGING       AGGRESSIVE       GOVERNMENT
                            FRANCHISE   ENTERPRISE     INCOME      COMSTOCK      GROWTH     GROWTH PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                           -----------  -----------  -----------  -----------  -----------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (5,220)   $  (21,521)  $  (38,763)  $  (17,344)   $ (2,379)       $  (862)         $   (518)
  Capital gains income...      2,577        --           --           --          --            --                --
  Net realized gain
   (loss) on security
   transactions..........      5,214       (88,789)      11,861        2,660         136              6               (23)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     33,561       155,848      696,892      252,769      12,372          7,157               839
                            --------    ----------   ----------   ----------    --------        -------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     36,132        45,538      669,990      238,085      10,129          6,301               298
                            --------    ----------   ----------   ----------    --------        -------          --------
UNIT TRANSACTIONS:
  Purchases..............     31,567        27,537      525,919      695,568      74,238         56,317            69,673
  Net transfers..........     50,031       (23,936)   1,201,559      610,593      51,700         15,963            75,235
  Surrenders for benefit
   payments and fees.....    (24,229)      (61,863)    (283,696)     (54,999)     (1,419)            (1)               27
  Net annuity
   transactions..........     --            --           --           --          --            --                --
                            --------    ----------   ----------   ----------    --------        -------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     57,369       (58,262)   1,443,782    1,251,162     124,519         72,279           144,935
                            --------    ----------   ----------   ----------    --------        -------          --------
  Net increase (decrease)
   in net assets.........     93,501       (12,724)   2,113,772    1,489,247     134,648         78,580           145,233
NET ASSETS:
  Beginning of year......    295,375     1,933,502    4,115,334      671,424      70,680        --                --
                            --------    ----------   ----------   ----------    --------        -------          --------
  End of year............   $388,876    $1,920,778   $6,229,106   $2,160,671    $205,328        $78,580          $145,233
                            ========    ==========   ==========   ==========    ========        =======          ========

(b)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP Balanced Wealth Strategy Portfolio, AllianceBernstein VP Global Research Growth Portfolio, AllianceBernstein VP International Value Portfolio, AllianceBernstein VP Small/Mid Cap Value Portfolio, AllianceBernstein VP Value Portfolio, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manger Equity VIF, BB&T Large Cap Value VIF, BB&T Large Company Growth VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity-Registered Trademark- VIP Equity-Income, Fidelity-Registered Trademark- VIP Growth, Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-, Fidelity-Registered Trademark- VIP Mid Cap, Fidelity-Registered Trademark-VIP Value Strategies, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Quality Growth VIP Fund, First Horizon Capital Appreciation Portfolio, First Horizon Core Equity Portfolio, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Large Cap Core Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. Fund family: Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, Mid Cap Growth and U.S. Mid Cap Value. Additionally, the Account invests in the Morgan Stanley Select Dimension Fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally-Weighted S&P 500, and the Small Company Growth. The Account also invests in following Sub-Accounts: MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Allocation Fund -- Aggressive Growth Fund II, MTB Managed Allocation Fund -- Conservative Growth Fund II, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam International Equity, Putnam Investors, Putnam New Value, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Vista,

____________________________________ SA-122 ____________________________________

    Putnam Voyager, Pioneer Fund VCT Portfolio, Pioneer Oak Large Cap Growth VCT Portfolio, and Pioneer Value VCT Portfolio. Finally, the Account invests in the following Sub-Accounts of the Van Kampen Fund family: Global Franchise, Enterprise, Growth and Income, Comstock, Emerging Growth, Aggressive Growth Portfolio, and Government Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES AND ADMINISTRATIVE FEES--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of up to 0.20% of the Account's average daily net assets.

   b) ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                                 PURCHASES       PROCEEDS
SUB-ACCOUNT                                                       AT COST       FROM SALES
-----------                                                     ------------    -----------
AllianceBernstein VP Balanced Wealth Strategy Portfolio.....    $  5,574,014    $    46,953
AllianceBernstein VP Global Research Growth Portfolio.......         223,050          4,137
AllianceBernstein VP International Value Portfolio..........      27,349,680        625,468
AllianceBernstein VP Small/Mid Cap Value Portfolio..........       3,634,942        116,370
AllianceBernstein VP Value Portfolio........................      16,101,971        192,943
American Funds Global Growth Fund...........................         506,674        339,861
American Funds Growth Fund..................................       4,787,206      4,194,445
American Funds Growth-Income Fund...........................       3,691,785      3,626,117
American Funds International Fund...........................       5,585,013      1,590,535
American Funds Global Small Capitalization Fund.............       1,068,432        399,869
BB&T Mid Cap Growth VIF.....................................         508,106         11,636
BB&T Capital Manager Equity VIF.............................         554,435         83,332
BB&T Large Cap Value VIF....................................         591,440          2,090
BB&T Large Company Growth VIF...............................         407,352         16,625
BB&T Special Opportunities Equity VIF.......................       3,213,927        125,671
BB&T Total Return Bond VIF..................................       1,058,741         16,895
Evergreen VA Balanced Fund..................................         123,813          1,796
Evergreen VA Growth Fund....................................       1,523,840         45,592
Evergreen VA International Equity Fund......................         211,345          5,616
Evergreen VA Omega Fund.....................................          20,576          1,946
Evergreen VA Special Values Fund............................       3,174,975         51,376
Evergreen VA Fundamental Large Cap Fund.....................          40,029            440
Fidelity-Registered Trademark- VIP Equity-Income............      17,962,951        235,152
Fidelity-Registered Trademark- VIP Growth...................       3,979,002         49,833
Fidelity-Registered Trademark- VIP Contrafund-Registered
 Trademark-.................................................      51,725,230        446,987
Fidelity-Registered Trademark- VIP Mid Cap..................      17,723,405        201,068
Fidelity-Registered Trademark- VIP Value Strategies.........       1,033,363          4,609
Franklin Small-Mid Cap Growth Securities Fund...............         858,958        481,849
Franklin Strategic Income Securities Fund...................       1,991,660        718,638
Mutual Shares Securities Fund...............................       2,287,965      2,307,304
Templeton Developing Markets Securities Fund................         973,290        333,670
Templeton Growth Securities Fund............................         569,663        323,249
Fifth Third Balanced VIP Fund...............................          54,180            341
Fifth Third Disciplined Value VIP Fund......................         691,804         18,445
Fifth Third Mid Cap VIP Fund................................          63,523            491
Fifth Third Quality Growth VIP Fund.........................          47,260            401
First Horizon Capital Appreciation Portfolio................           1,552             12
First Horizon Core Equity Portfolio.........................           7,644             49
Hartford Advisers HLS Fund..................................      10,860,319        472,225
Hartford Total Return Bond HLS Fund.........................      90,553,270        511,210
Hartford Dividend and Growth HLS Fund.......................      43,030,692        573,223
Hartford Focus HLS Fund.....................................         259,836         44,347
Hartford Global Advisers HLS Fund...........................       1,093,488         84,839
Hartford Global Leaders HLS Fund............................       2,083,482        184,239
Hartford Disciplined Equity HLS Fund........................      64,548,371        543,232
Hartford Growth HLS Fund....................................       3,774,579        240,051

____________________________________ SA-124 ____________________________________

                                                                 PURCHASES       PROCEEDS
SUB-ACCOUNT                                                       AT COST       FROM SALES
-----------                                                     ------------    -----------
Hartford Growth Opportunities HLS Fund......................    $  7,903,363    $   260,376
Hartford High Yield HLS Fund................................       4,388,437        100,708
Hartford Index HLS Fund.....................................       2,284,261         39,671
Hartford International Capital Appreciation HLS Fund........       5,712,009        165,412
Hartford International Small Company HLS Fund...............       2,179,519         35,335
Hartford International Opportunities HLS Fund...............      14,930,311        253,463
Hartford Money Market HLS Fund..............................      13,876,372      5,680,297
Hartford Mortgage Securities HLS Fund.......................       2,177,181         54,412
Hartford SmallCap Growth HLS Fund...........................      11,098,468      1,523,154
Hartford Stock HLS Fund.....................................       6,853,913        314,353
Hartford U.S. Government Securities HLS Fund................      30,639,007        247,895
Hartford Value HLS Fund.....................................       1,636,331         29,159
Hartford Value Opportunities HLS Fund.......................       3,719,082        167,635
Hartford Equity Income HLS Fund.............................       1,705,107        140,129
HuntingtonVA Income Equity Fund.............................         755,363         12,088
Huntington VA Dividend Capture Fund.........................       1,854,143         89,782
Huntington VA Growth Fund...................................         280,391          1,944
Huntington VA Mid Corp America Fund.........................         975,333         14,064
Huntington VA New Economy Fund..............................         664,620          5,789
Huntington VA Rotating Markets Fund.........................          27,760          5,453
Huntington VA International Equity Fund.....................          68,306            364
Huntington VA Macro 100 Fund................................         653,394         12,629
Huntington VA Mortgage Securities Fund......................          96,254            252
Huntington VA Situs Small Cap Fund..........................       1,228,535         15,683
Lord Abbett All Value Portfolio.............................       1,759,204         46,262
Lord Abbett America's Value Portfolio.......................       1,749,312         26,319
Lord Abbett Bond-Debenture Portfolio........................       4,763,152        118,087
Lord Abbett Growth and Income Portfolio.....................      13,325,634        375,258
Lord Abbett Large-Cap Core Portfolio........................         720,062         12,571
MFS Capital Opportunities Series............................         171,635        259,922
MFS Emerging Growth Series..................................         110,229         96,059
MFS Investors Growth Stock Series...........................          60,691        412,591
MFS Investors Trust Series..................................         461,676        243,383
MFS Total Return Series.....................................       3,353,270      2,548,095
Equity and Income...........................................         157,716          6,192
Core Plus Fixed Income......................................       2,617,639      3,792,989
Emerging Markets Debt.......................................         369,927        243,420
Emerging Markets Equity.....................................       2,279,596        155,364
Technology..................................................           7,605         18,020
High Yield..................................................         366,451        477,592
Mid Cap Growth..............................................       1,652,278         14,159
U.S.Mid Cap Value...........................................       2,219,546      1,020,236
American Opportunities......................................         279,750      4,589,871
Balanced Growth.............................................         932,037      3,898,559
Capital Opportunities.......................................         460,822      1,447,273
Developing Growth...........................................         214,805      1,474,222
Flexible Income.............................................       1,518,903      3,182,754
Dividend Growth.............................................         732,369      8,938,728
Global Equity...............................................         146,504      1,638,347

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                 PURCHASES       PROCEEDS
SUB-ACCOUNT                                                       AT COST       FROM SALES
-----------                                                     ------------    -----------
Growth......................................................    $    673,285    $ 1,226,547
Money Market................................................       2,849,187      4,907,959
Utilities...................................................         462,904      1,479,888
Equally-Weighted S&P 500....................................       3,094,854     10,315,528
Small Company Growth........................................         525,144        122,694
Global Franchise............................................         749,551        224,694
MTB Large Cap Growth Fund II................................         299,400          7,223
MTB Large Cap Value Fund II.................................         467,688          6,907
MTB Managed Allocation Fund -- Moderate Growth II...........       1,541,739         27,519
MTB Managed Allocation Fund -- Aggressive Growth II.........          67,034             65
MTB Managed Allocation Fund -- Conservative Growth II.......          93,571          1,329
Oppenheimer Aggressive Growth Fund..........................         774,525         32,089
Oppenheimer Capital Appreciation Fund.......................      10,624,413        206,136
Oppenheimer Global Securities Fund..........................      16,377,308        239,395
Oppenheimer Main Street Fund................................       1,801,216         41,106
Oppenheimer Main Street Small Cap Fund......................      12,859,945        135,694
Putnam Diversified Income...................................       5,208,750        171,336
Putnam Global Asset Allocation..............................       2,569,415        460,185
Putnam Growth and Income....................................         982,192         28,057
Putnam International Equity.................................      18,136,657        366,788
Putnam Investors............................................         764,862          8,935
Putnam New Value............................................       2,484,882         34,653
Putnam Small Cap Value......................................      11,949,304        146,225
Putnam The George Putnam Fund of Boston.....................       1,409,834         61,404
Putnam Vista................................................         333,851          4,268
Putnam Voyager..............................................       1,477,638         27,360
Pioneer Fund VCT Portfolio..................................       1,391,353        888,458
Pioneer Oak Ridge Large Cap Growth VCT Portfolio............         609,479        303,567
Pioneer Value VCT Portfolio.................................         594,912        405,389
Enterprise..................................................          61,743        518,006
Growth and Income...........................................       7,932,451      1,278,127
Comstock....................................................      26,061,803        730,537
Emerging Growth.............................................          53,280         19,781
Aggressive Growth Portfolio.................................         121,055          4,748
Government Portfolio........................................         253,151         12,412
Wells Fargo Advantage Large Company Growth Fund.............           7,622             35
Wells Fargo Advantage Small Cap Growth Fund.................           4,810             52
STI Classic VT Capital Appreciation Fund....................          33,252         33,115
STI Classic VT Large Cap Relative Value Fund................          66,510         10,002
STI Classic VT Mid-Cap Equity Fund..........................          60,630          7,969
STI Classic VT Large Cap Value Equity Fund..................         611,864          6,069
                                                                ------------    -----------
                                                                $688,708,178    $87,983,478
                                                                ============    ===========

____________________________________ SA-126 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                  UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                       ISSUED      REDEEMED      (DECREASE)
-----------                                                     ----------    ---------    ------------
AllianceBernstein VP Balanced Wealth Strategy Portfolio.....       542,335        2,888        539,447
AllianceBernstein VP Global Research Growth Portfolio.......        19,792          275         19,517
AllianceBernstein VP International Value Portfolio..........     2,699,023       59,642      2,639,381
AllianceBernstein VP Small/Mid Cap Value Portfolio..........       351,691       10,621        341,070
AllianceBernstein VP Value Portfolio........................     1,599,320       19,215      1,580,105
American Funds Global Growth Fund...........................        48,661       30,414         18,247
American Funds Growth Fund..................................       555,428      388,386        167,042
American Funds Growth-Income Fund...........................       321,877      274,814         47,063
American Funds International Fund...........................       711,511      135,265        576,246
American Funds Global Small Capitalization Fund.............        81,503       28,646         52,857
BB&T Mid Cap Growth VIF.....................................       352,253        6,455        345,798
BB&T Capital Manager Equity VIF.............................       517,496       72,516        444,980
BB&T Large Cap Value VIF....................................       399,564           23        399,541
BB&T Large Company Growth VIF...............................       390,111       15,644        374,467
BB&T Special Opportunities Equity VIF.......................     2,574,532       97,441      2,477,091
BB&T Total Return Bond VIF..................................     1,022,455       13,352      1,009,103
Evergreen VA Balanced Fund..................................       131,981        1,336        130,645
Evergreen VA Growth Fund....................................     1,607,189       43,964      1,563,225
Evergreen VA International Equity Fund......................       202,722        3,621        199,101
Evergreen VA Omega Fund.....................................        32,343        3,012         29,331
Evergreen VA Special Values Fund............................     2,104,508       28,279      2,076,229
Evergreen VA Fundamental Large Cap Fund.....................        34,132          257         33,875
Fidelity-Registered Trademark- VIP Equity-Income............     1,796,550       23,149      1,773,401
Fidelity-Registered Trademark- VIP Growth...................       385,707        4,496        381,211
Fidelity-Registered Trademark- VIP Contrafund-Registered
 Trademark-.................................................     4,828,230       41,218      4,787,012
Fidelity-Registered Trademark- VIP Mid Cap..................     1,688,952       17,765      1,671,187
Fidelity-Registered Trademark- VIP Value Strategies.........       103,358          132        103,226
Franklin Small-Mid Cap Growth Securities Fund...............       184,504       51,127        133,377
Franklin Strategic Income Securities Fund...................       128,659       46,416         82,243
Mutual Shares Securities Fund...............................       196,251      150,099         46,152
Templeton Developing Markets Securities Fund................        66,045       20,559         45,486
Templeton Growth Securities Fund............................        44,671       22,335         22,336
Fifth Third Balanced VIP Fund...............................        43,338           16         43,322
Fifth Third Disciplined Value VIP Fund......................       440,641       11,171        429,470
Fifth Third Mid Cap VIP Fund................................        40,702          146         40,556
Fifth Third Quality Growth VIP Fund.........................        64,985          401         64,584
First Horizon Capital Appreciation Portfolio................         1,084       --              1,084
First Horizon Core Equity Portfolio.........................         7,779       --              7,779
Hartford Advisers HLS Fund..................................     7,590,306      243,446      7,346,860
Hartford Total Return Bond HLS Fund.........................    56,647,242      213,177     56,434,065
Hartford Dividend and Growth HLS Fund.......................    29,308,815      319,148     28,989,667
Hartford Focus HLS Fund.....................................       253,625       43,130        210,495
Hartford Global Advisers HLS Fund...........................       914,257       69,901        844,356
Hartford Global Leaders HLS Fund............................     1,323,906      109,162      1,214,744
Hartford Disciplined Equity HLS Fund........................    57,816,422      456,987     57,359,435
Hartford Growth HLS Fund....................................     3,053,360      186,749      2,866,611

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                  UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                       ISSUED      REDEEMED      (DECREASE)
-----------                                                     ----------    ---------    ------------
Hartford Growth Opportunities HLS Fund......................     5,597,171      185,650      5,411,521
Hartford High Yield HLS Fund................................     3,475,357       78,624      3,396,733
Hartford Index HLS Fund.....................................     1,851,340       26,065      1,825,275
Hartford International Capital Appreciation HLS Fund........     4,562,501      125,751      4,436,750
Hartford International Small Company HLS Fund...............     1,228,136       18,630      1,209,506
Hartford International Opportunities HLS Fund...............    13,389,359      193,282     13,196,077
Hartford Money Market HLS Fund..............................    11,456,799    4,807,447      6,649,352
Hartford Mortgage Securities HLS Fund.......................     1,617,884       29,268      1,588,616
Hartford SmallCap Growth HLS Fund...........................     8,183,566    1,162,536      7,021,030
Hartford Stock HLS Fund.....................................     6,111,862      311,351      5,800,511
Hartford U.S. Government Securities HLS Fund................    28,456,321      228,520     28,227,801
Hartford Value HLS Fund.....................................     1,503,442       22,893      1,480,549
Hartford Value Opportunities HLS Fund.......................     2,762,663      121,915      2,640,748
Hartford Equity Income HLS Fund.............................     1,453,859      135,823      1,318,036
Huntington VA Income Equity Fund............................       593,743        7,560        586,183
Huntington VA Dividend Capture Fund.........................     1,100,663       61,221      1,039,442
Huntington VA Growth Fund...................................       236,387          778        235,609
Huntington VA Mid Corp America Fund.........................       606,631        7,053        599,578
Huntington VA New Economy Fund..............................       421,364        1,622        419,742
Huntington VA Rotating Markets Fund.........................        21,059        4,334         16,725
Huntington VA International Equity Fund.....................         6,209           15          6,194
Huntington VA Macro 100 Fund................................       629,248       10,300        618,948
Huntington VA Mortgage Securities Fund......................         9,661       --              9,661
Huntington VA Situs Small Cap Fund..........................       970,600       10,073        960,527
Lord Abbett All Value Portfolio.............................       172,385        3,759        168,626
Lord Abbett America's Value Portfolio.......................       168,739        2,094        166,645
Lord Abbett Bond-Debenture Portfolio........................       457,624       11,168        446,456
Lord Abbett Growth and Income Portfolio.....................     1,266,288       36,577      1,229,711
Lord Abbett Large-Cap Core Portfolio........................        69,375          891         68,484
MFS Capital Opportunities Series............................        22,574       32,393         (9,819)
MFS Emerging Growth Series..................................        23,750       18,536          5,214
MFS Investors Growth Stock Series...........................         7,975       62,934        (54,959)
MFS Investors Trust Series..................................       140,626       30,090        110,536
MFS Total Return Series.....................................       246,236      183,517         62,719
Equity and Income...........................................        12,216          259         11,957
Core Plus Fixed Income......................................       235,318      259,580        (24,262)
Emerging Markets Debt.......................................        15,676       13,640          2,036
Emerging Markets Equity.....................................       214,730       10,478        204,252
Technology..................................................         3,322        6,929         (3,607)
High Yield..................................................        27,649       42,395        (14,746)
Mid Cap Growth..............................................       150,295        1,035        149,260
U.S.Mid Cap Value...........................................       186,439       67,692        118,747
American Opportunities......................................        13,893      221,712       (207,819)
Balanced Growth.............................................       435,450      177,094        258,356
Capital Opportunities.......................................        98,269      246,795       (148,526)
Developing Growth...........................................        23,063       63,193        (40,130)
Flexible Income.............................................        75,426      233,637       (158,211)
Dividend Growth.............................................       121,904      366,116       (244,212)
Global Equity...............................................        28,470       89,931        (61,461)

____________________________________ SA-128 ____________________________________

                                                                  UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                       ISSUED      REDEEMED      (DECREASE)
-----------                                                     ----------    ---------    ------------
Growth......................................................       207,329      118,715         88,614
Money Market................................................       222,582      429,891       (207,309)
Utilities...................................................       151,317       66,487         84,830
Equally-Weighted S&P 500....................................       290,917      467,744       (176,827)
Small Company Growth........................................        44,178        8,568         35,610
Global Franchise............................................        49,787       12,786         37,001
MTB Large Cap Growth Fund II................................       299,142        5,891        293,251
MTB Large Cap Value Fund II.................................       425,306        5,458        419,848
MTB Managed Allocation Fund -- Moderate Growth II...........     1,473,067       10,560      1,462,507
MTB Managed Allocation Fund -- Aggressive Growth II.........         6,373       --              6,373
MTB Managed Allocation Fund -- Conservative Growth II.......         9,222          102          9,120
Oppenheimer Aggressive Growth Fund..........................        73,459        2,576         70,883
Oppenheimer Capital Appreciation Fund.......................     1,044,267       20,175      1,024,092
Oppenheimer Global Securities Fund..........................     1,527,688       20,591      1,507,097
Oppenheimer Main Street Fund................................       177,687        3,225        174,462
Oppenheimer Main Street Small Cap Fund......................     1,237,699       12,933      1,224,766
Putnam Diversified Income...................................       345,828       10,017        335,811
Putnam Global Asset Allocation..............................       187,474       28,551        158,923
Putnam Growth and Income....................................        53,007        1,961         51,046
Putnam International Equity.................................     1,571,936       33,463      1,538,473
Putnam Investors............................................       102,268          661        101,607
Putnam New Value............................................       144,510        1,600        142,910
Putnam Small Cap Value......................................       557,025        6,645        550,380
Putnam The George Putnam of Boston..........................       114,694        4,500        110,194
Putnam Vista................................................        43,615          518         43,097
Putnam Voyager..............................................       169,067        2,154        166,913
Pioneer Fund VCT Portfolio..................................       615,389      150,463        464,926
Pioneer Oak Ridge Large Cap Growth VCT Portfolio............       330,583       27,308        303,275
Pioneer Value VCT Portfolio.................................       271,278       71,945        199,333
Enterprise..................................................         7,509       72,377        (64,868)
Growth and Income...........................................       639,974       87,509        552,465
Comstock....................................................     1,810,692       39,813      1,770,879
Emerging Growth.............................................         4,232        1,260          2,972
Aggressive Growth Portfolio.................................        10,703          220         10,483
Government Portfolio........................................        24,359          690         23,669
Wells Fargo Advantage Large Company Growth Fund.............         7,166           14          7,152
Wells Fargo Advantage Small Cap Growth Fund.................         4,193           37          4,156
STI Classic VT Capital Appreciation Fund....................        29,286       29,286        --
STI Classic VT Large Cap Relative Value Fund................        43,290        6,279         37,011
STI Classic VT Mid-Cap Equity Fund..........................        36,973        4,871         32,102
STI Classic VT Large Cap Value Equity Fund..................       407,339        3,293        404,046

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                  UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                      ISSUED      REDEEMED     (DECREASE)
-----------                                                     ---------    --------    ------------
American Funds Global Growth Fund...........................       70,224     30,948         39,276
American Funds Growth Fund..................................    1,013,070    413,119        599,951
American Funds Growth-Income Fund...........................      640,617    212,402        428,215
American Funds International Fund...........................      306,313     32,474        273,839
American Funds Global Small Capitalization Fund.............      108,491     14,176         94,315
Franklin Small Cap Fund.....................................      134,393     59,048         75,345
Franklin Strategic Income Securities Fund...................      121,176     26,331         94,845
Mutual Shares Securities Fund...............................      395,612    154,326        241,286
Templeton Developing Markets Securities Fund................       73,534     11,264         62,270
Templeton Growth Securities Fund............................       61,558     22,855         38,703
MFS Capital Opportunities Series............................       52,408      6,782         45,626
MFS Emerging Growth Series..................................       17,476     15,488          1,988
MFS Investors Growth Stock Series...........................       12,992     37,754        (24,762)
MFS Investors Trust Series..................................       15,653     15,433            220
MFS Total Return Series.....................................      314,318    161,776        152,542
Equity and Income...........................................        3,938          1          3,937
Core Plus Fixed Income......................................      227,720    274,320        (46,600)
Emerging Markets Debt.......................................       13,052      7,541          5,511
Emerging Markets Equity.....................................       23,416      7,010         16,406
Technology..................................................        4,348     57,006        (52,658)
High Yield..................................................       53,775     53,765             10
U.S. Mid Cap Value..........................................       74,003     62,403         11,600
American Opportunities......................................       45,772    396,448       (350,676)
Balanced Growth.............................................       22,654    107,625        (84,971)
Capital Opportunities.......................................      383,690    315,849         67,841
Developing Growth...........................................       48,559     61,682        (13,123)
Flexible Income.............................................      358,316    188,973        169,343
Dividend Growth.............................................       50,096    434,823       (384,727)
Global Equity...............................................       39,451    141,587       (102,136)
Growth......................................................       53,411    109,156        (55,745)
Money Market................................................      499,313    793,483       (294,170)
Utilities...................................................       39,043     80,641        (41,598)
Equally-Weighted S&P 500....................................      385,289    295,453         89,836
Small Company Growth........................................        7,765        315          7,450
Global Franchise............................................        8,176      3,581          4,595
Enterprise..................................................       31,465     41,845        (10,380)
Growth and Income...........................................      156,816     35,773        121,043
Comstock....................................................      105,570      8,968         96,602
Emerging Growth.............................................       11,097        480         10,617
Aggressive Growth Portfolio.................................        7,332      --             7,332
Government Portfolio........................................       15,249        755         14,494

____________________________________ SA-130 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
2005  Lowest contract charges                       50,342     $10.678542      $   537,579        1.12%         0.11%         9.59%
      Highest contract charges                       7,224      10.567251           76,333        2.37%         0.55%         8.68%
      Remaining contract charges                   481,881        --             5,122,437        --           --            --
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH GROWTH PORTFOLIO
2005  Lowest contract charges                        3,486      11.997909           41,819        1.11%        --            19.98%
      Highest contract charges                         136      11.898589            1,622        2.38%        --            18.99%
      Remaining contract charges                    15,895        --               189,686        --           --            --
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO
2005  Lowest contract charges                          100      11.117122            1,110        0.86%         0.74%        19.17%
      Highest contract charges                      81,587      10.964475          894,562        2.35%         0.17%        17.87%
      Remaining contract charges                 2,557,694        --            28,225,394        --           --            --
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO
2005  Lowest contract charges                          396      10.621426            4,209        0.75%         0.41%        12.68%
      Highest contract charges                         509      10.471156            5,327        2.41%         0.98%        11.41%
      Remaining contract charges                   340,165        --             3,587,603        --           --            --
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
2005  Lowest contract charges                      257,334      10.331580        2,658,663        1.12%         0.19%         7.24%
      Highest contract charges                       1,296      10.219611           13,249        2.43%         1.44%         6.32%
      Remaining contract charges                 1,321,475        --            13,583,786        --           --            --
AMERICAN FUNDS GLOBAL GROWTH FUND
2005  Lowest contract charges                       13,039       1.401769           18,278        1.30%         0.67%        12.60%
      Highest contract charges                       5,435       9.083466           49,369        2.59%         0.67%        11.15%
      Remaining contract charges                   297,398        --             3,114,794        --           --            --
2004  Lowest contract charges                       13,037       1.244884           16,232        1.30%         0.44%        12.02%
      Highest contract charges                       4,780       8.172367           39,066        2.59%         0.56%        10.58%
      Remaining contract charges                   279,808        --             2,587,495        --           --            --
2003  Lowest contract charges                       13,039       1.111293           14,490        1.24%        --            33.53%
      Highest contract charges                       4,583      10.434278           47,823        1.43%        --            29.34%
      Remaining contract charges                   240,727        --             1,941,944        --           --            --
2002  Lowest contract charges                       26,605       7.963333          211,866        1.40%         0.91%       (15.83)%
      Highest contract charges                      25,142       5.602521          140,857        1.82%        --           (16.21)%
      Remaining contract charges                   132,866        --               749,999        --           --            --
2001  Lowest contract charges                       23,340       9.460575          220,811        0.90%        --           (12.58)%
      Highest contract charges                     121,336       6.712798          814,503        1.48%         0.88%       (15.50)%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
AMERICAN FUNDS GROWTH FUND
2005  Lowest contract charges                      252,224     $ 1.281399      $   323,199        1.29%         0.73%        14.69%
      Highest contract charges                      42,523       8.852411          376,435        2.58%         0.84%        13.21%
      Remaining contract charges                 3,047,627        --            31,487,817        --           --            --
2004  Lowest contract charges                      178,363       1.117260          199,278        1.29%         0.25%        11.04%
      Highest contract charges                      23,616       7.819403          184,664        2.57%         0.31%         9.61%
      Remaining contract charges                 2,973,353        --            27,028,232        --           --            --
2003  Lowest contract charges                      103,201       1.006145          103,835        1.28%         0.55%        35.04%
      Highest contract charges                       1,633       7.133854           11,653        1.58%         0.31%        24.34%
      Remaining contract charges                 2,470,547        --            19,719,704        --           --            --
2002  Lowest contract charges                      198,250       7.753191        1,537,069        1.40%         0.03%       (25.51)%
      Highest contract charges                     179,378       5.347177          959,165        1.81%         0.17%       (25.84)%
      Remaining contract charges                   839,360        --             4,522,071        --           --            --
2001  Lowest contract charges                      133,234      10.407808        1,386,669        0.90%         0.03%       (14.92)%
      Highest contract charges                     485,092       7.239419        3,511,787        1.47%         0.51%       (19.37)%
      Remaining contract charges                    --            --               --             --           --            --
AMERICAN FUNDS GROWTH-INCOME FUND
2005  Lowest contract charges                       41,179       1.174773           48,376        1.29%         2.32%         4.47%
      Highest contract charges                      10,307      12.063035          124,336        2.57%         1.86%         3.12%
      Remaining contract charges                 1,988,035        --            24,454,834        --           --            --
2004  Lowest contract charges                      328,740      11.817193        3,884,782        1.40%         0.93%         8.84%
      Highest contract charges                       5,094      11.698456           59,597        2.59%         1.23%         7.54%
      Remaining contract charges                 1,658,622        --            19,653,548        --           --            --
2003  Lowest contract charges                      279,723      10.857374        3,037,059        1.40%         1.21%        30.59%
      Highest contract charges                       1,086      10.878053           11,813        1.58%         2.50%        24.33%
      Remaining contract charges                 1,283,434        --            14,099,748        --           --            --
2002  Lowest contract charges                      224,186       8.314302        1,863,952        1.40%         1.36%       (19.48)%
      Highest contract charges                     112,424       8.423390          946,990        1.81%         5.42%       (19.84)%
      Remaining contract charges                   624,254        --             5,297,955        --           --            --
2001  Lowest contract charges                       93,767      10.325741          968,217        0.90%         0.36%        (3.43)%
      Highest contract charges                     323,863      10.550591        3,416,951        1.46%         1.82%         1.03%
      Remaining contract charges                    --            --               --             --           --            --
AMERICAN FUNDS INTERNATIONAL FUND
2005  Lowest contract charges                      248,186       1.520816          377,446        1.29%         2.20%        19.94%
      Highest contract charges                      17,101       9.317239          159,332        2.58%         1.93%        18.39%
      Remaining contract charges                 1,020,611        --            11,536,148        --           --            --
2004  Lowest contract charges                       39,749       1.268031           50,407        1.28%         2.64%        17.78%
      Highest contract charges                       6,911       7.870167           54,392        2.51%         5.67%        16.26%
      Remaining contract charges                   662,992        --             6,034,159        --           --            --
2003  Lowest contract charges                       25,692       9.940938          255,398        1.39%         2.43%        32.98%
      Highest contract charges                         856       9.764532            8,358        1.40%         4.98%        34.26%
      Remaining contract charges                   409,265        --             2,871,640        --           --            --
2002  Lowest contract charges                        4,359       7.475572           32,586        1.40%         1.79%       (16.03)%
      Highest contract charges                      26,643       5.147737          137,153        1.77%         5.92%       (16.41)%
      Remaining contract charges                   245,074        --             1,271,087        --           --            --
2001  Lowest contract charges                        2,041       8.902426           18,170        0.86%         0.53%       (16.49)%
      Highest contract charges                     196,495       6.182681        1,214,865        1.48%         0.92%       (21.08)%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-132 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2005  Lowest contract charges                       91,929     $ 1.684898      $   154,892        1.30%         0.97%        23.73%
      Highest contract charges                       1,597      12.070920           19,280        2.59%         1.00%        22.14%
      Remaining contract charges                   240,752        --             3,450,419        --           --            --
2004  Lowest contract charges                       91,929       1.361722          125,182        1.30%        --            19.32%
      Highest contract charges                       1,285       9.883142           12,698        2.56%        --            17.78%
      Remaining contract charges                   188,207        --             2,174,827        --           --            --
2003  Lowest contract charges                       91,929       1.141236          104,913        1.28%        --            51.55%
      Highest contract charges                       7,682      11.602372           89,133        1.90%        --            50.57%
      Remaining contract charges                    87,496        --               791,276        --           --            --
2002  Lowest contract charges                        4,103       7.782819           31,936        1.39%         0.96%       (20.18)%
      Highest contract charges                       7,366       5.604562           41,286        1.83%        --           (20.54)%
      Remaining contract charges                    40,197        --               226,984        --           --            --
2001  Lowest contract charges                       22,071       7.081451          156,295        1.48%         0.93%       (14.15)%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --
BB&T MID CAP GROWTH VIF
2005  Lowest contract charges                      135,916       1.490627          202,600        1.12%        --            23.22%
      Highest contract charges                       5,756       1.643177            9,458        2.05%        --            22.45%
      Remaining contract charges                   204,126        --               320,470        --           --            --
BB&T CAPITAL MANAGER EQUITY VIF
2005  Lowest contract charges                      385,299       1.025898          395,277        1.11%         3.18%         9.26%
      Highest contract charges                      56,273       1.444668           81,296        1.55%        10.72%         8.89%
      Remaining contract charges                     3,408        --                 3,482        --           --            --
BB&T LARGE CAP VALUE VIF
2005  Lowest contract charges                       71,748       1.536222          110,221        1.12%         2.85%         6.88%
      Highest contract charges                       6,302       1.460300            9,203        2.04%         2.75%         6.20%
      Remaining contract charges                   321,491        --               483,464        --           --            --
BB&T LARGE COMPANY GROWTH VIF
2005  Lowest contract charges                       95,538       0.986857           94,282        1.12%         0.71%         6.47%
      Highest contract charges                         348       0.957276              333        2.17%         2.77%         5.59%
      Remaining contract charges                   278,581        --               300,184        --           --            --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
2005  Lowest contract charges                      618,270       1.271051          785,852        1.12%        --             7.89%
      Highest contract charges                       7,267       1.255389            9,123        2.05%        --             7.21%
      Remaining contract charges                 1,851,554        --             2,338,284        --           --            --
BB&T TOTAL RETURN BOND VIF
2005  Lowest contract charges                      525,006       1.024796          538,024        1.12%         4.63%         0.44%
      Highest contract charges                     291,419       1.017495          296,500        1.61%         4.52%         0.11%
      Remaining contract charges                   192,678        --               196,856        --           --            --
EVERGREEN VA BALANCED FUND
2005  Lowest contract charges                        1,523       0.972446            1,481        1.07%        10.62%         6.76%
      Highest contract charges                      28,809       0.925472           26,662        1.97%         6.72%         6.09%
      Remaining contract charges                   100,313        --                93,995        --           --            --

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
EVERGREEN VA GROWTH FUND
2005  Lowest contract charges                      124,839     $ 1.315864      $   164,272        1.11%        --            16.61%
      Highest contract charges                      79,855       0.919738           73,445        2.34%        --            15.65%
      Remaining contract charges                 1,358,531        --             1,288,273        --           --            --
EVERGREEN VA INTERNATIONAL EQUITY FUND
2005  Lowest contract charges                       10,168       1.655468           16,833        1.11%         7.69%        16.73%
      Highest contract charges                      13,829       0.992443           13,724        2.23%        16.52%        15.76%
      Remaining contract charges                   175,104        --               191,414        --           --            --
EVERGREEN VA OMEGA FUND
2005  Lowest contract charges                        6,324       0.813148            5,142        1.35%        --            12.74%
      Highest contract charges                      20,065       0.613061           12,301        2.06%        --            12.18%
      Remaining contract charges                     2,942        --                 1,819        --           --            --
EVERGREEN VA SPECIAL VALUES FUND
2005  Lowest contract charges                      153,677       1.791931          275,379        1.12%         3.89%        14.95%
      Highest contract charges                      83,392       1.350018          112,581        2.34%         2.81%        14.00%
      Remaining contract charges                 1,839,160        --             2,617,676        --           --            --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
2005  Lowest contract charges                        5,540       1.223488            6,778        1.43%         2.56%         9.59%
      Highest contract charges                      22,613       1.142774           25,841        2.24%         7.33%         8.90%
      Remaining contract charges                     5,722        --                 6,959        --           --            --
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
2005  Lowest contract charges                          407      10.452282            4,257        0.71%        --             9.37%
      Highest contract charges                       1,148      10.304441           11,832        2.43%        --             8.14%
      Remaining contract charges                 1,771,846        --            18,380,330        --           --            --
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
2005  Lowest contract charges                      111,290      10.666705        1,187,093        1.13%        --            11.57%
      Highest contract charges                       6,590      10.555587           69,558        2.36%        --            10.65%
      Remaining contract charges                   263,331        --             2,795,053        --           --            --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK-
2005  Lowest contract charges                        3,538      11.401061           40,338        0.73%        --            19.05%
      Highest contract charges                         503      11.239872            5,659        2.40%        --            17.72%
      Remaining contract charges                 4,782,971        --            54,137,194        --           --            --
FIDELITY-REGISTERED TRADEMARK- VIP MID CAP
2005  Lowest contract charges                           35      11.255439              397        0.90%        --            20.62%
      Highest contract charges                         783      11.096304            8,683        2.41%        --            19.27%
      Remaining contract charges                 1,670,369        --            18,657,337        --           --            --
FIDELITY-REGISTERED TRADEMARK- VIP VALUE STRATEGIES
2005  Lowest contract charges                       34,370      10.440272          358,836        1.13%        --            16.53%
      Highest contract charges                       1,027      10.331500           10,613        2.36%        --            15.56%
      Remaining contract charges                    67,829        --               704,824        --           --            --

____________________________________ SA-134 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
2005  Lowest contract charges                      118,621     $ 1.105640      $   131,152        1.29%        --             3.43%
      Highest contract charges                       7,732       6.952213           53,755        2.59%        --             2.10%
      Remaining contract charges                   471,369        --             3,918,401        --           --            --
2004  Lowest contract charges                       26,024       1.068933           27,818        1.23%        --            10.04%
      Highest contract charges                       6,267       6.809347           42,673        2.58%        --             8.61%
      Remaining contract charges                   432,054        --             3,459,462        --           --            --
2003  Lowest contract charges                       47,047      11.135937          523,912        1.40%        --            35.34%
      Highest contract charges                         744       6.269322            4,664        1.58%        --            30.99%
      Remaining contract charges                   341,209        --             2,249,400        --           --            --
2002  Lowest contract charges                       37,515       8.228175          308,679        1.40%         0.27%       (29.68)%
      Highest contract charges                      64,424       4.684158          301,774        1.80%        --           (29.99)%
      Remaining contract charges                   185,074        --               873,456        --           --            --
2001  Lowest contract charges                       18,569      11.700482          217,265        0.90%         0.10%        (7.17)%
      Highest contract charges                     118,783       6.717858          797,970        1.47%         0.35%       (16.51)%
      Remaining contract charges                    --            --               --             --           --            --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2005  Lowest contract charges                       15,437       1.331024           20,547        1.29%         4.68%         0.42%
      Highest contract charges                      12,073      13.389254          161,654        2.57%         2.63%        (0.88)%
      Remaining contract charges                   350,129        --             4,918,831        --           --            --
2004  Lowest contract charges                       13,279       1.325500           17,602        1.30%         3.67%         8.59%
      Highest contract charges                         159      13.508186            2,152        2.54%        --             7.19%
      Remaining contract charges                   281,958        --             3,967,706        --           --            --
2003  Lowest contract charges                       54,976      13.368091          734,920        1.40%         2.39%        18.68%
      Highest contract charges                         726      12.618912            9,164        1.48%        --             8.80%
      Remaining contract charges                   144,849        --             1,861,858        --           --            --
2002  Lowest contract charges                       57,625      11.263607          649,068        1.39%         0.03%         3.66%
      Highest contract charges                       9,474      10.737060          101,722        1.80%        --             3.19%
      Remaining contract charges                    83,757        --               906,068        --           --            --
2001  Lowest contract charges                        9,709      10.866369          105,504        0.92%         5.68%         1.08%
      Highest contract charges                      45,486      10.446779          475,182        1.47%         6.15%         2.95%
      Remaining contract charges                    --            --               --             --           --            --
MUTUAL SHARES SECURITIES FUND
2005  Lowest contract charges                      112,250       1.280557          143,743        1.29%         1.05%         9.13%
      Highest contract charges                       4,274      14.243479           60,883        2.56%         0.61%         7.72%
      Remaining contract charges                   905,074        --            13,262,611        --           --            --
2004  Lowest contract charges                       70,371       1.173480           82,579        1.23%        --            11.18%
      Highest contract charges                         971      13.223137           12,843        2.58%        --             9.74%
      Remaining contract charges                   904,104        --            12,234,364        --           --            --
2003  Lowest contract charges                      189,249      12.392633        2,345,296        1.40%         1.05%        23.41%
      Highest contract charges                       1,862      12.065535           22,470        1.49%        --            19.40%
      Remaining contract charges                   543,049        --             6,633,216        --           --            --
2002  Lowest contract charges                      216,952      10.041893        2,178,610        1.40%         1.31%       (13.04)%
      Highest contract charges                      45,010       9.873096          444,389        1.80%        --           (13.43)%
      Remaining contract charges                   293,894        --             2,923,500        --           --            --
2001  Lowest contract charges                       81,153      11.547491          937,115        0.91%         0.06%        (1.70)%
      Highest contract charges                     107,195      11.450346        1,227,420        1.45%         0.99%         5.45%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2005  Lowest contract charges                       57,958     $ 2.114912      $   122,577        1.30%         1.41%        26.11%
      Highest contract charges                       2,914      16.513159           48,113        2.57%         0.45%        24.48%
      Remaining contract charges                   137,055        --             2,282,179        --           --            --
2004  Lowest contract charges                       57,958       1.677055           97,200        1.29%         1.79%        23.22%
      Highest contract charges                          92      13.265566            1,223        2.58%        --            21.63%
      Remaining contract charges                    94,391        --             1,255,893        --           --            --
2003  Lowest contract charges                       40,770       1.360999           55,488        1.28%        --            51.76%
      Highest contract charges                         302      10.920992            3,301        1.50%        --            44.39%
      Remaining contract charges                    49,099        --               530,017        --           --            --
2002  Lowest contract charges                        2,094       6.913177           14,478        1.40%         7.30%        (1.35)%
      Highest contract charges                       3,241       7.274506           23,573        1.77%        --            (1.80)%
      Remaining contract charges                     5,232        --                38,348        --           --            --
2001  Lowest contract charges                        1,959       7.437357           14,570        1.49%         0.65%        (9.45)%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --
TEMPLETON GROWTH SECURITIES FUND
2005  Lowest contract charges                       14,201       1.253557           17,801        1.30%         1.10%         7.46%
      Highest contract charges                       2,469      12.223467           30,176        2.59%         1.23%         6.07%
      Remaining contract charges                   268,581        --             3,415,744        --           --            --
2004  Lowest contract charges                       14,200       1.166563           16,566        1.30%         1.17%        14.53%
      Highest contract charges                       1,379      11.523966           15,886        2.58%        --            13.05%
      Remaining contract charges                   247,336        --             2,937,936        --           --            --
2003  Lowest contract charges                       14,201       1.018575           14,464        1.24%        --            30.43%
      Highest contract charges                       1,665      10.207451           16,995        1.49%        --            30.31%
      Remaining contract charges                   208,346        --             2,166,856        --           --            --
2002  Lowest contract charges                       24,764       8.311222          205,822        1.40%         2.21%       (19.62)%
      Highest contract charges                      19,976       7.910934          158,025        1.79%        --           (19.99)%
      Remaining contract charges                    63,714        --               507,833        --           --            --
2001  Lowest contract charges                       15,100      10.340363          156,143        0.89%        --            (2.87)%
      Highest contract charges                      19,493       9.926456          193,501        1.47%         1.85%        (2.78)%
      Remaining contract charges                    --            --               --             --           --            --
FIFTH THIRD BALANCED VIP FUND
2005  Lowest contract charges                       19,816       1.237251           24,517        1.12%         1.62%         1.66%
      Highest contract charges                      17,624       1.204588           21,230        1.90%         1.97%         1.12%
      Remaining contract charges                     5,882        --                 7,175        --           --            --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
2005  Lowest contract charges                      103,606       1.592771          165,021        1.12%         2.46%         6.53%
      Highest contract charges                      10,215       1.550753           15,841        1.85%         3.19%         5.97%
      Remaining contract charges                   315,649        --               495,307        --           --            --
FIFTH THIRD MID CAP VIP FUND
2005  Lowest contract charges                       30,453       1.644195           50,070        1.12%         0.23%        16.75%
      Highest contract charges                       1,719       1.600780            2,751        1.86%         0.58%        16.13%
      Remaining contract charges                     8,384        --                13,585        --           --            --

____________________________________ SA-136 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
FIFTH THIRD QUALITY GROWTH VIP FUND
2005  Lowest contract charges                       34,924     $ 0.755759      $    26,394        1.12%         0.02%        15.09%
      Highest contract charges                      24,857       0.732059           18,197        0.98%        --            14.48%
      Remaining contract charges                     4,803        --                 3,555        --           --            --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
2005  Lowest contract charges                        1,084       1.376349            1,491        1.65%        --            17.09%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --
FIRST HORIZON CORE EQUITY PORTFOLIO
2005  Lowest contract charges                        7,779       0.936426            7,284        1.62%         3.37%         2.80%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --
HARTFORD ADVISERS HLS FUND
2005  Lowest contract charges                    2,477,999       1.090110        2,701,291        1.13%         6.17%         8.23%
      Highest contract charges                      20,735       1.081514           22,425        2.36%        11.61%         7.29%
      Remaining contract charges                 4,848,126        --             7,220,265        --           --            --
HARTFORD TOTAL RETURN BOND HLS FUND
2005  Lowest contract charges                       16,935       1.475829           24,993        0.73%        19.51%         0.94%
      Highest contract charges                      36,096       1.454940           52,518        2.41%        11.78%        (0.20)%
      Remaining contract charges                56,381,034        --            86,494,663        --           --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
2005  Lowest contract charges                       21,114       1.388704           29,322        0.74%         3.54%         8.05%
      Highest contract charges                      44,104       1.286401           56,735        2.40%         3.34%         6.84%
      Remaining contract charges                28,924,449        --            41,764,381        --           --            --
HARTFORD FOCUS HLS FUND
2005  Lowest contract charges                       20,942       1.080585           22,629        1.14%         9.90%        13.25%
      Highest contract charges                       4,669       1.034759            4,831        1.91%        12.51%        12.50%
      Remaining contract charges                   184,884        --               194,467        --           --            --
HARTFORD GLOBAL ADVISERS HLS FUND
2005  Lowest contract charges                       73,962       1.191716           88,141        1.12%         6.00%         7.95%
      Highest contract charges                     150,385       1.190538          179,039        2.06%         6.26%         7.27%
      Remaining contract charges                   620,009        --               765,078        --           --            --
HARTFORD GLOBAL LEADERS HLS FUND
2005  Lowest contract charges                      222,607       1.251555          278,604        1.12%         1.77%        13.15%
      Highest contract charges                      57,197       1.248662           71,420        2.36%         1.44%        12.21%
      Remaining contract charges                   934,940        --             1,646,991        --           --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
2005  Lowest contract charges                   10,140,732       1.054512       10,693,523        1.12%         3.23%         9.11%
      Highest contract charges                      15,982       1.238558           19,795        2.43%         1.85%         8.17%
      Remaining contract charges                47,202,721        --            54,271,953        --           --            --
HARTFORD GROWTH HLS FUND
2005  Lowest contract charges                       19,902       1.309557           26,063        0.74%        --            13.12%
      Highest contract charges                      19,434       1.258313           24,454        2.34%        --            11.88%
      Remaining contract charges                 2,827,275        --             3,600,721        --           --            --

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
2005  Lowest contract charges                      887,815     $ 1.455585      $ 1,292,290        1.13%         0.62%        25.05%
      Highest contract charges                       2,089       1.408825            2,944        2.42%         0.36%        23.98%
      Remaining contract charges                 4,521,617        --             6,466,206        --           --            --
HARTFORD HIGH YIELD HLS FUND
2005  Lowest contract charges                      635,946       1.244947          791,719        1.12%         1.97%         4.42%
      Highest contract charges                       3,526       1.250060            4,408        2.36%        --             3.53%
      Remaining contract charges                 2,757,261        --             3,525,392        --           --            --
HARTFORD INDEX HLS FUND
2005  Lowest contract charges                       17,214       0.984953           16,955        --           --             7.98%
      Highest contract charges                      78,579       1.006357           79,079        2.33%         5.60%         6.80%
      Remaining contract charges                 1,729,482        --             2,161,113        --           --            --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
2005  Lowest contract charges                       17,868       1.366664           24,419        0.73%         2.72%        15.40%
      Highest contract charges                      67,922       1.301496           88,400        2.33%         2.87%        14.14%
      Remaining contract charges                 4,350,960        --             5,760,848        --           --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
2005  Lowest contract charges                          553       1.822914            1,008        0.64%         8.05%        18.53%
      Highest contract charges                      12,370       1.735984           21,474        2.37%         4.45%        17.24%
      Remaining contract charges                 1,196,583        --             2,116,634        --           --            --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
2005  Lowest contract charges                          348       1.130783              394        0.90%        --            17.26%
      Highest contract charges                     463,040       1.131293          523,833        2.35%        --            15.98%
      Remaining contract charges                12,732,689        --            15,294,046        --           --            --
HARTFORD MONEY MARKET HLS FUND
2005  Lowest contract charges                    1,575,373       1.104241        1,739,591        1.13%         3.42%         1.34%
      Highest contract charges                      17,436       0.992855           17,311        2.40%         3.14%         0.47%
      Remaining contract charges                 5,056,543        --             6,439,266        --           --            --
HARTFORD MORTGAGE SECURITIES HLS FUND
2005  Lowest contract charges                        1,430       1.331509            1,905        0.75%        --             0.84%
      Highest contract charges                       1,880       1.274155            2,396        2.37%         7.15%        (0.29)%
      Remaining contract charges                 1,585,306        --             2,124,722        --           --            --
HARTFORD SMALLCAP GROWTH HLS FUND
2005  Lowest contract charges                        2,654       1.369036            3,633        --           --            17.77%
      Highest contract charges                       7,994       1.313122           10,497        2.42%         0.63%        16.45%
      Remaining contract charges                 7,010,382        --             9,378,913        --           --            --
HARTFORD STOCK HLS FUND
2005  Lowest contract charges                        2,006       0.959768            1,926        0.75%         3.19%        12.41%
      Highest contract charges                      46,829       0.973852           45,604        2.36%         3.03%        11.18%
      Remaining contract charges                 5,751,676        --             6,718,125        --           --            --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
2005  Lowest contract charges                        3,267       1.107461            3,618        0.72%        --             0.46%
      Highest contract charges                      30,199       1.062245           32,079        2.41%         4.28%        (0.67)%
      Remaining contract charges                28,194,335        --            30,397,307        --           --            --

____________________________________ SA-138 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
HARTFORD VALUE HLS FUND
2005  Lowest contract charges                      174,257     $ 1.138452      $   198,383        1.13%         4.26%         7.86%
      Highest contract charges                       3,168       1.096127            3,473        2.37%         3.82%         6.96%
      Remaining contract charges                 1,303,124        --             1,440,785        --           --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
2005  Lowest contract charges                        3,050       1.420752            4,333        0.74%         2.31%        12.64%
      Highest contract charges                       3,913       1.362775            5,332        2.41%         2.44%        11.37%
      Remaining contract charges                 2,633,785        --             3,660,889        --           --            --
HARTFORD EQUITY INCOME HLS FUND
2005  Lowest contract charges                          446       1.211673              540        0.80%         1.72%         4.59%
      Highest contract charges                      23,556       1.180208           27,801        2.37%         2.88%         3.45%
      Remaining contract charges                 1,294,034        --             1,541,532        --           --            --
HUNTINGTON VA INCOME EQUITY FUND
2005  Lowest contract charges                      197,546       1.245491          246,042        1.13%         1.92%         3.53%
      Highest contract charges                      37,068       1.324465           49,096        2.07%         0.59%         2.88%
      Remaining contract charges                   351,569        --               459,804        --           --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
2005  Lowest contract charges                      174,359       1.392666          242,824        1.12%         1.21%         4.32%
      Highest contract charges                          62      13.579374              844        2.22%        --             3.48%
      Remaining contract charges                   865,021        --             1,520,955        --           --            --
HUNTINGTON VA GROWTH FUND
2005  Lowest contract charges                       86,491       0.854848           73,936        1.11%         0.37%         3.78%
      Highest contract charges                       3,352      11.890056           39,852        2.07%         0.16%         3.12%
      Remaining contract charges                   145,766        --               164,560        --           --            --
HUNTINGTON VA MID CORP AMERICA FUND
2005  Lowest contract charges                      156,171       1.575703          246,079        1.12%         0.04%        14.39%
      Highest contract charges                       2,230      16.251286           36,248        2.06%         0.09%        13.67%
      Remaining contract charges                   441,177        --               714,949        --           --            --
HUNTINGTON VA NEW ECONOMY FUND
2005  Lowest contract charges                      103,423       1.583729          163,794        1.11%        --            16.09%
      Highest contract charges                         300      16.595263            4,983        2.06%        --            15.36%
      Remaining contract charges                   316,019        --               520,127        --           --            --
HUNTINGTON VA ROTATING MARKETS FUND
2005  Lowest contract charges                       14,850       1.284542           19,076        1.14%         1.31%        13.51%
      Highest contract charges                         172      14.873813            2,561        1.51%        --            12.94%
      Remaining contract charges                     1,703        --                 2,134        --           --            --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
2005  Lowest contract charges                        3,592      11.643997           41,827        1.11%         1.82%        15.30%
      Highest contract charges                         187      11.599757            2,169        1.78%         2.64%        14.93%
      Remaining contract charges                     2,415        --                28,058        --           --            --
HUNTINGTON VA MACRO 100 FUND
2005  Lowest contract charges                      189,185       1.095413          207,236        1.12%         0.09%        14.19%
      Highest contract charges                      21,559       1.079887           23,281        2.06%         0.17%        13.47%
      Remaining contract charges                   408,204        --               443,945        --           --            --

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
HUNTINGTON VA MORTGAGE SECURITIES FUND
2005  Lowest contract charges                        5,930     $10.019191      $    59,413        1.12%        --            (0.17)%
      Highest contract charges                         409       9.963537            4,079        2.05%        --            (0.63)%
      Remaining contract charges                     3,322        --                33,196        --           --            --
HUNTINGTON VA SITUS SMALL CAP FUND
2005  Lowest contract charges                      233,861       1.307997          305,889        1.12%        --            20.20%
      Highest contract charges                     217,268       1.289462          280,158        2.04%        --            19.45%
      Remaining contract charges                   509,398        --               661,569        --           --            --
LORD ABBETT ALL VALUE PORTFOLIO
2005  Lowest contract charges                        7,823      10.612875           83,025        0.73%         1.53%        11.45%
      Highest contract charges                       4,448      10.467117           46,553        2.33%         1.06%        10.24%
      Remaining contract charges                   156,355        --             1,646,980        --           --            --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
2005  Lowest contract charges                        9,033      10.283680           92,890        0.72%        10.00%         6.50%
      Highest contract charges                         521      10.142435            5,281        2.33%         6.58%         5.34%
      Remaining contract charges                   157,091        --             1,602,931        --           --            --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
2005  Lowest contract charges                        3,529      10.017399           35,352        0.72%        24.21%         4.62%
      Highest contract charges                      16,403       9.879781          162,055        2.35%        14.14%         3.48%
      Remaining contract charges                   426,524        --             4,241,927        --           --            --
LORD ABBETT GROWTH AND INCOME PORTFOLIO
2005  Lowest contract charges                        5,421      10.271292           55,685        0.72%         4.39%         7.03%
      Highest contract charges                       1,699      10.125948           17,206        2.40%         1.60%         5.82%
      Remaining contract charges                 1,222,591        --            12,468,637        --           --            --
LORD ABBETT LARGE-CAP CORE PORTFOLIO
2005  Lowest contract charges                        3,164      10.641404           33,671        0.72%         1.35%         6.41%
      Highest contract charges                         226      10.542723            2,384        2.09%         0.40%         5.43%
      Remaining contract charges                    65,094        --               688,820        --           --            --
MFS CAPITAL OPPORTUNITIES SERIES
2005  Lowest contract charges                       33,750       8.482700          286,289        1.40%         0.79%         0.27%
      Highest contract charges                       5,817       8.275443           48,137        1.88%        --            (0.23)%
      Remaining contract charges                   101,022        --               637,605        --           --            --
2004  Lowest contract charges                       49,553       8.459697          419,205        1.39%         0.11%        10.90%
      Highest contract charges                      18,589       6.230456          115,817        1.85%         0.36%        10.40%
      Remaining contract charges                    82,266        --               520,049        --           --            --
2003  Lowest contract charges                        4,488       7.628186           34,236        1.40%         0.23%        25.62%
      Highest contract charges                      18,591       5.643391          104,918        1.85%         0.23%        25.06%
      Remaining contract charges                    81,703        --               466,190        --           --            --
2002  Lowest contract charges                        3,183       6.072506           19,330        1.40%         0.04%       (30.67)%
      Highest contract charges                      16,381       4.512723           73,924        1.83%        --           (30.98)%
      Remaining contract charges                    92,204        --               419,229        --           --            --
2001  Lowest contract charges                        1,212       8.758679           10,619        0.91%        --           (19.51)%
      Highest contract charges                     104,716       6.564618          687,420        1.47%         0.01%       (24.62)%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-140 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
MFS EMERGING GROWTH SERIES
2005  Lowest contract charges                        3,249     $ 8.066515      $    26,206        1.40%        --             7.67%
      Highest contract charges                       8,924       5.134777           45,823        2.39%        --             6.60%
      Remaining contract charges                   111,020        --               604,050        --           --            --
2004  Lowest contract charges                        3,249       7.491736           24,345        1.40%        --            11.39%
      Highest contract charges                       8,924       4.816813           42,986        2.39%        --            10.28%
      Remaining contract charges                   105,806        --               537,235        --           --            --
2003  Lowest contract charges                        2,362       6.725746           15,884        1.40%        --            28.42%
      Highest contract charges                       1,995       6.622651           13,213        1.87%        --            27.72%
      Remaining contract charges                   111,634        --               499,548        --           --            --
2002  Lowest contract charges                        1,909       5.237359           10,000        1.40%        --           (34.68)%
      Highest contract charges                       9,438       3.470593           32,757        1.78%        --           (34.98)%
      Remaining contract charges                    94,202        --               329,404        --           --            --
2001  Lowest contract charges                          639       8.018392            5,125        0.86%        --           (18.33)%
      Highest contract charges                     112,132       5.358960          600,911        1.48%        --           (34.48)%
      Remaining contract charges                    --            --               --             --           --            --
MFS INVESTORS GROWTH STOCK SERIES
2005  Lowest contract charges                       19,612       7.998221          156,862        1.40%         0.32%         3.04%
      Highest contract charges                       1,592       5.996884            9,545        2.39%         0.35%         2.01%
      Remaining contract charges                    56,697        --               367,868        --           --            --
2004  Lowest contract charges                       27,268       7.762533          211,663        1.40%        --             7.67%
      Highest contract charges                       1,600       5.878665            9,405        2.37%        --             6.60%
      Remaining contract charges                   103,992        --               650,706        --           --            --
2003  Lowest contract charges                       58,552       7.209750          422,146        1.40%        --            21.31%
      Highest contract charges                         150       7.081801            1,059        1.42%        --            14.47%
      Remaining contract charges                    98,920        --               275,300        --           --            --
2002  Lowest contract charges                       61,599       5.943046          366,084        1.40%        --           (28.54)%
      Highest contract charges                      11,405       4.728771           53,933        1.81%        --           (28.87)%
      Remaining contract charges                    71,524        --               340,773        --           --            --
2001  Lowest contract charges                       55,528       8.316955          461,827        0.89%        --           (14.27)%
      Highest contract charges                      71,259       6.674239          475,603        1.47%         0.09%       (25.27)%
      Remaining contract charges                    --            --               --             --           --            --
MFS INVESTORS TRUST SERIES
2005  Lowest contract charges                       93,862       1.096187          102,890        1.29%        --             5.93%
      Highest contract charges                       4,201       8.528364           35,826        2.58%         0.60%         4.56%
      Remaining contract charges                   127,182        --             1,113,834        --           --            --
2004  Lowest contract charges                        9,566       8.380645           80,172        1.40%         0.68%         9.81%
      Highest contract charges                       1,453       8.156435           11,852        2.58%        --             8.50%
      Remaining contract charges                   103,690        --               860,826        --           --            --
2003  Lowest contract charges                       13,504       7.632109          103,065        1.39%         0.57%        20.45%
      Highest contract charges                         144       7.496658            1,082        1.42%        --            16.37%
      Remaining contract charges                   100,841        --               765,925        --           --            --
2002  Lowest contract charges                        7,546       6.336303           47,812        1.36%        --           (22.06)%
      Highest contract charges                      30,050       6.311147          189,649        1.78%        --           (22.41)%
      Remaining contract charges                    42,168        --               268,135        --           --            --
2001  Lowest contract charges                       39,874       8.167013          325,650        1.46%         0.32%       (17.21)%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
MFS TOTAL RETURN SERIES
2005  Lowest contract charges                       44,912     $ 1.170452      $    52,567        1.29%        --             1.49%
      Highest contract charges                       6,643      12.580684           83,577        2.58%         1.74%         0.18%
      Remaining contract charges                 1,147,358        --            14,728,618        --           --            --
2004  Lowest contract charges                      238,908      12.917678        3,086,138        1.40%         1.73%         9.77%
      Highest contract charges                       4,079      12.557976           51,226        2.57%         1.29%         8.47%
      Remaining contract charges                   893,207        --            11,376,568        --           --            --
2003  Lowest contract charges                      230,841      11.767538        2,716,435        1.40%         1.63%        14.71%
      Highest contract charges                       1,000      11.577974           11,576        1.58%        --            11.85%
      Remaining contract charges                   751,811        --             8,818,843        --           --            --
2002  Lowest contract charges                      166,620      10.258859        1,709,333        1.40%         2.15%        (6.49)%
      Highest contract charges                      46,976      10.206689          479,472        1.80%        --            (6.91)%
      Remaining contract charges                   447,054        --             4,597,289        --           --            --
2001  Lowest contract charges                      104,685      10.970528        1,148,450        0.91%        --            (2.04)%
      Highest contract charges                     213,162      11.007917        2,346,472        1.45%         1.04%        (1.25)%
      Remaining contract charges                    --            --               --             --           --            --
EQUITY AND INCOME
2005  Lowest contract charges                        3,764      13.487418           50,761        1.49%         0.44%         5.78%
      Highest contract charges                       6,733      13.207063           88,924        2.28%         0.94%         4.94%
      Remaining contract charges                     5,427        --                72,486        --           --            --
2004  Lowest contract charges                        1,481      12.750251           18,888        1.48%        --             9.86%
      Highest contract charges                         122      12.644405            1,544        1.95%        --             9.31%
      Remaining contract charges                     2,364        --                29,980        --           --            --
2003  Lowest contract charges                           30      11.571353              343        1.34%         1.76%        15.71%
      Highest contract charges                      --            --               --             --           --            --
      Remaining contract charges                    --            --               --             --           --            --
CORE PLUS FIXED INCOME
2005  Lowest contract charges                      121,983       1.163384          141,913        1.29%         5.28%         2.87%
      Highest contract charges                      13,600      13.026094          177,149        2.59%         3.41%         1.54%
      Remaining contract charges                 1,041,266        --            13,989,227        --           --            --
2004  Lowest contract charges                       18,644       1.130940           21,084        1.29%         4.26%         3.02%
      Highest contract charges                      13,210      12.828577          169,470        2.55%         2.41%         1.69%
      Remaining contract charges                 1,169,257        --            15,321,412        --           --            --
2003  Lowest contract charges                        2,838       1.097784            3,115        1.29%        --             3.29%
      Highest contract charges                       1,247      12.698069           15,839        1.49%        --             0.89%
      Remaining contract charges                 1,243,626        --            15,890,128        --           --            --
2002  Lowest contract charges                      757,943      12.579042        9,534,199        1.39%         5.35%         5.84%
      Highest contract charges                      38,354      12.427436          476,639        1.78%        23.52%         5.36%
      Remaining contract charges                   524,219        --             6,331,787        --           --            --
2001  Lowest contract charges                      342,769      11.885531        4,073,992        1.36%         7.80%         7.80%
      Highest contract charges                       9,073      11.816946          107,219        1.61%         4.71%         7.53%
      Remaining contract charges                   131,711        --             1,504,025        --           --            --

____________________________________ SA-142 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
EMERGING MARKETS DEBT
2005  Lowest contract charges                       18,877     $16.761055      $   316,402        1.40%         7.34%        10.69%
      Highest contract charges                         852      19.819846           16,896        2.38%         8.56%         9.59%
      Remaining contract charges                    36,851        --               702,356        --           --            --
2004  Lowest contract charges                       22,170      15.142234          335,696        1.40%         6.88%         8.53%
      Highest contract charges                         649      18.085485           11,742        2.38%         8.25%         7.45%
      Remaining contract charges                    31,725        --               535,933        --           --            --
2003  Lowest contract charges                       26,169      13.951766          365,104        1.40%        --            26.09%
      Highest contract charges                         218      16.932756            3,683        1.47%        --            12.72%
      Remaining contract charges                    22,646        --               356,997        --           --            --
2002  Lowest contract charges                       30,899      11.065073          341,897        1.40%         6.52%         7.70%
      Highest contract charges                       1,126      13.561441           15,271        1.62%        36.09%         7.22%
      Remaining contract charges                    11,402        --               133,224        --           --            --
2001  Lowest contract charges                       33,563      10.273568          344,815        1.38%        10.65%         8.57%
      Highest contract charges                       1,304      10.232612           13,345        1.53%         9.11%         8.41%
      Remaining contract charges                     5,727        --                62,660        --           --            --
EMERGING MARKETS EQUITY
2005  Lowest contract charges                          531      12.138274            6,441        0.73%         0.04%        34.19%
      Highest contract charges                       1,230      16.076611           19,777        2.57%         0.21%        30.42%
      Remaining contract charges                   269,592        --             3,375,145        --           --            --
2004  Lowest contract charges                        4,818       1.443391            6,955        1.30%         0.66%        21.53%
      Highest contract charges                         141      12.326618            1,742        2.58%         1.07%        19.96%
      Remaining contract charges                    62,142        --               751,277        --           --            --
2003  Lowest contract charges                        4,818       1.187725            5,722        1.28%        --            47.74%
      Highest contract charges                       2,460      10.311851           25,367        2.09%        --            45.90%
      Remaining contract charges                    43,417        --               423,599        --           --            --
2002  Lowest contract charges                       26,730       7.163268          191,474        1.40%        --           (10.17)%
      Highest contract charges                       4,466       7.076842           31,607        1.82%        --           (10.57)%
      Remaining contract charges                    14,591        --                81,021        --           --            --
2001  Lowest contract charges                       23,234       7.973825          185,265        1.39%        --            (7.79)%
      Highest contract charges                         387       7.927764            3,068        1.62%        --            (8.02)%
      Remaining contract charges                    14,600        --                89,645        --           --            --
TECHNOLOGY
2005  Lowest contract charges                        4,830       2.396625           11,575        1.40%        --            (1.67)%
      Highest contract charges                       1,038       2.326807            2,414        2.08%        --            (2.35)%
      Remaining contract charges                    71,229        --               169,118        --           --            --
2004  Lowest contract charges                        3,350       2.437206            8,166        1.41%        --            (3.01)%
      Highest contract charges                       1,189       2.382817            2,833        2.08%        --            (3.69)%
      Remaining contract charges                    76,165        --               184,301        --           --            --
2003  Lowest contract charges                       53,294       2.512880          133,922        1.39%        --            45.72%
      Highest contract charges                      23,465       2.479745           58,187        1.84%        --            45.07%
      Remaining contract charges                    56,603        --               141,858        --           --            --
2002  Lowest contract charges                        8,348       1.724465           14,395        1.38%        --           (49.68)%
      Highest contract charges                      51,078       1.721579           87,936        1.50%        --           (49.73)%
      Remaining contract charges                    --            --               --             --           --            --
2001  Lowest contract charges                          115       3.426897              395        0.33%        --           (26.91)%
      Highest contract charges                      33,766       3.424592          115,635        1.46%        --           (49.60)%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
HIGH YIELD
2005  Lowest contract charges                        9,408     $ 1.264029      $    11,892        1.29%        --            (0.25)%
      Highest contract charges                       4,041      10.128146           40,930        2.58%         6.50%        (1.54)%
      Remaining contract charges                   197,744        --             2,068,897        --           --            --
2004  Lowest contract charges                       84,772      10.727163          909,364        1.40%         6.00%         7.96%
      Highest contract charges                       1,769      10.286162           18,193        2.58%         7.70%         6.68%
      Remaining contract charges                   139,399        --             1,454,327        --           --            --
2003  Lowest contract charges                       98,201       9.935899          975,717        1.40%        --            23.96%
      Highest contract charges                         377       9.707303            3,663        1.48%        --            10.68%
      Remaining contract charges                   127,351        --             1,232,501        --           --            --
2002  Lowest contract charges                       90,568       8.015207          725,919        1.40%         8.88%        (8.56)%
      Highest contract charges                       1,199       7.907875            9,484        1.73%        79.35%        (8.97)%
      Remaining contract charges                    46,551        --               361,606        --           --            --
2001  Lowest contract charges                      111,113       8.765503          973,962        1.38%         9.63%        (5.80)%
      Highest contract charges                       8,102       8.703150           70,517        1.62%        13.20%        (6.04)%
      Remaining contract charges                    45,457        --               393,597        --           --            --
MID CAP GROWTH
2005  Lowest contract charges                          324      11.815831            3,826        0.74%        --            24.28%
      Highest contract charges                         499      11.653645            5,815        2.37%        --            22.92%
      Remaining contract charges                   148,437        --             1,741,159        --           --            --
U.S. MID CAP VALUE
2005  Lowest contract charges                          597      10.988986            6,557        0.73%        --            13.94%
      Highest contract charges                       3,755      16.246380           61,013        2.59%         0.28%         9.43%
      Remaining contract charges                   514,087        --             6,943,888        --           --            --
2004  Lowest contract charges                      136,454      13.981589        1,907,850        1.40%         0.02%        13.00%
      Highest contract charges                       2,888      14.846750           42,874        2.58%         0.03%        11.65%
      Remaining contract charges                   260,350        --             3,278,228        --           --            --
2003  Lowest contract charges                      161,815      12.373105        2,002,156        1.40%        --            39.54%
      Highest contract charges                         488      13.386714            6,539        1.48%        --            33.41%
      Remaining contract charges                   225,789        --             2,474,261        --           --            --
2002  Lowest contract charges                      196,114       8.866874        1,738,922        1.40%        --           (29.02)%
      Highest contract charges                       9,135       9.687644           88,492        1.79%        --           (29.34)%
      Remaining contract charges                   156,320        --             1,100,399        --           --            --
2001  Lowest contract charges                      237,188      12.492717        2,963,123        1.38%         0.11%        (4.50)%
      Highest contract charges                       5,848      13.736052           80,327        1.61%         0.09%        (4.74)%
      Remaining contract charges                    63,988        --               629,838        --           --            --

____________________________________ SA-144 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
AMERICAN OPPORTUNITIES
2005  Lowest contract charges                      301,232     $ 1.110661      $   334,567        1.30%         0.72%        12.92%
      Highest contract charges                       2,590       6.940242           17,977        2.39%         0.45%        11.45%
      Remaining contract charges                 1,009,643        --            19,040,049        --           --            --
2004  Lowest contract charges                      306,404       0.983629          301,389        1.30%         0.36%         6.90%
      Highest contract charges                       2,599       6.227146           16,185        2.39%         0.11%         5.40%
      Remaining contract charges                 1,212,281        --            21,047,470        --           --            --
2003  Lowest contract charges                      298,056       0.920177          274,264        1.29%        --            19.01%
      Highest contract charges                       8,240       5.911953           48,715        1.44%        --            17.02%
      Remaining contract charges                 1,565,664        --            26,926,215        --           --            --
2002  Lowest contract charges                    1,235,619      20.043458       24,766,076        1.40%         0.69%       (22.65)%
      Highest contract charges                      50,598       5.031262          254,571        1.82%        --           (23.17)%
      Remaining contract charges                   524,158        --             2,806,115        --           --            --
2001  Lowest contract charges                    1,678,773      25.913246       43,502,463        1.39%         0.25%       (30.45)%
      Highest contract charges                      47,114      11.155418          525,576        1.63%         0.28%       (30.63)%
      Remaining contract charges                   477,312        --             3,138,037        --           --            --
BALANCED GROWTH
2005  Lowest contract charges                      526,064       1.189469          625,737        1.29%         2.51%         6.81%
      Highest contract charges                          60      12.545496              748        2.34%         2.19%         5.44%
      Remaining contract charges                   509,446        --            10,208,197        --           --            --
2004  Lowest contract charges                      104,168       1.113625           16,002        1.30%         2.31%         9.50%
      Highest contract charges                       1,232      11.924222           14,691        2.15%         2.06%         8.33%
      Remaining contract charges                   671,814        --            13,017,016        --           --            --
2003  Lowest contract charges                      104,166       1.017026          105,939        1.29%         3.14%        18.29%
      Highest contract charges                       1,259      11.007388           13,856        1.44%         1.92%        15.79%
      Remaining contract charges                   756,760        --            13,374,030        --           --            --
2002  Lowest contract charges                       29,205       0.859773           25,109        0.97%         3.42%       (14.02)%
      Highest contract charges                      13,469       9.425776          126,953        1.79%         4.41%       (13.28)%
      Remaining contract charges                   896,495        --            13,778,772        --           --            --
2001  Lowest contract charges                      776,471      19.082940       14,817,355        1.38%         2.91%        (0.20)%
      Highest contract charges                      19,262      11.453669          220,621        1.62%         3.40%        (0.45)%
      Remaining contract charges                   144,929        --             1,585,676        --           --            --
CAPITAL OPPORTUNITIES
2005  Lowest contract charges                        4,327       1.203121            5,205        1.30%        --            21.04%
      Highest contract charges                         651       4.204831            2,739        2.59%        --            19.09%
      Remaining contract charges                   802,408        --             5,352,617        --           --            --
2004  Lowest contract charges                        5,696       0.994021            5,664        1.27%        --            21.01%
      Highest contract charges                         521       3.530842            1,841        2.59%        --            19.27%
      Remaining contract charges                   949,695        --             5,366,990        --           --            --
2003  Lowest contract charges                      376,405       7.822737        2,944,514        1.40%        --            39.67%
      Highest contract charges                      12,610       2.979113           37,568        1.17%        --            28.54%
      Remaining contract charges                   499,056        --             1,552,683        --           --            --
2002  Lowest contract charges                      423,030       5.600855        2,369,328        1.41%        --           (44.60)%
      Highest contract charges                      22,780       2.146989           48,909        1.80%        --           (45.03)%
      Remaining contract charges                   420,110        --               989,330        --           --            --
2001  Lowest contract charges                      806,235      10.110585        8,151,505        1.39%        --           (37.28)%
      Highest contract charges                      30,512       8.837355          269,644        1.64%        --           (37.43)%
      Remaining contract charges                   490,389        --             1,927,640        --           --            --

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
DEVELOPING GROWTH
2005  Lowest contract charges                       37,737     $ 1.465011      $    55,285        1.29%        --            17.16%
      Highest contract charges                       2,846       8.405217           23,923        2.57%        --            15.37%
      Remaining contract charges                   268,535        --             5,570,422        --           --            --
2004  Lowest contract charges                       30,705       1.250444           38,397        1.30%        --            20.73%
      Highest contract charges                         152       7.285686            1,109        2.61%        --            18.82%
      Remaining contract charges                   318,391        --             5,916,226        --           --            --
2003  Lowest contract charges                       13,786       1.035726           14,279        1.29%        --            39.58%
      Highest contract charges                       4,535       6.144071           27,866        1.44%        --            28.73%
      Remaining contract charges                   344,050        --             5,765,780        --           --            --
2002  Lowest contract charges                        3,555       0.742048            2,638        0.97%        --           (25.80)%
      Highest contract charges                       1,146       4.454069            5,107        1.82%        --           (29.29)%
      Remaining contract charges                   333,050        --             4,479,499        --           --            --
2001  Lowest contract charges                      371,623      21.906440        8,140,931        1.39%         1.05%       (26.53)%
      Highest contract charges                      15,563      11.627062          180,953        1.63%         1.11%       (26.71)%
      Remaining contract charges                    65,251        --               419,684        --           --            --
FLEXIBLE INCOME
2005  Lowest contract charges                       28,620       1.305789           37,371        1.29%         6.91%         1.55%
      Highest contract charges                       1,987      10.851070           21,562        2.59%         6.89%        (0.01)%
      Remaining contract charges                   428,841        --             5,418,356        --           --            --
2004  Lowest contract charges                       16,611       1.285868           21,359        1.30%         8.96%         5.62%
      Highest contract charges                       1,814      10.852128           19,683        2.59%         9.44%         3.88%
      Remaining contract charges                   599,234        --             7,396,898        --           --            --
2003  Lowest contract charges                        2,324       1.217480            2,829        1.28%         5.84%        12.08%
      Highest contract charges                         652      10.446908            6,807        1.59%         3.85%         6.24%
      Remaining contract charges                   445,340        --             5,545,946        --           --            --
2002  Lowest contract charges                      385,784      11.593850        4,472,726        1.40%         4.93%         7.16%
      Highest contract charges                       5,284       9.468153           50,033        1.78%         6.52%         6.60%
      Remaining contract charges                    48,692        --               464,514        --           --            --
2001  Lowest contract charges                      443,140      10.819035        4,794,347        1.38%         6.84%        (5.40)%
      Highest contract charges                      10,341       8.519618           88,100        1.64%         6.20%        (5.63)%
      Remaining contract charges                    29,754        --               266,812        --           --            --
DIVIDEND GROWTH
2005  Lowest contract charges                      233,502       1.085444          253,454        1.29%         1.37%         4.21%
      Highest contract charges                         828      11.267672            9,326        2.39%         1.02%         2.82%
      Remaining contract charges                 1,246,270        --            29,531,082        --           --            --
2004  Lowest contract charges                      127,169       1.041591          132,458        1.30%         1.60%         6.89%
      Highest contract charges                         832      10.958814            9,117        2.37%         3.13%         5.47%
      Remaining contract charges                 1,596,811        --            36,647,893        --           --            --
2003  Lowest contract charges                      125,937       0.974474          122,723        1.29%         2.18%        26.09%
      Highest contract charges                       7,937      10.426884           82,759        1.29%         1.24%        21.61%
      Remaining contract charges                 1,975,665        --            42,825,348        --           --            --
2002  Lowest contract charges                       34,252       0.772873           26,472        0.98%         1.92%       (22.71)%
      Highest contract charges                      10,134       8.346833           84,584        1.80%         3.60%       (19.65)%
      Remaining contract charges                 2,145,686        --            38,772,507        --           --            --
2001  Lowest contract charges                    2,620,202      23.859677       62,517,182        1.38%         1.77%        (6.76)%
      Highest contract charges                      30,103      10.362463          311,943        1.63%         1.77%        (6.99)%
      Remaining contract charges                   232,544        --             2,425,364        --           --            --

____________________________________ SA-146 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
GLOBAL EQUITY
2005  Lowest contract charges                      118,077     $ 1.229415      $   145,165        1.30%         0.62%         9.22%
      Highest contract charges                         962       8.822506            8,487        2.52%        --             7.49%
      Remaining contract charges                   483,965        --             8,219,480        --           --            --
2004  Lowest contract charges                       94,315       1.125673          106,169        1.30%         0.24%         6.77%
      Highest contract charges                         362       8.243688            2,982        2.18%        --             5.44%
      Remaining contract charges                   569,788        --             8,978,583        --           --            --
2003  Lowest contract charges                      105,930       1.054284          111,680        1.29%         0.38%        32.98%
      Highest contract charges                       3,521       7.845732           27,627        1.29%        --            27.38%
      Remaining contract charges                   657,150        --            10,000,357        --           --            --
2002  Lowest contract charges                       56,041       0.792836           44,431        0.97%        --           (20.72)%
      Highest contract charges                         374       5.960107            2,227        1.74%        --           (19.08)%
      Remaining contract charges                   724,813        --             8,590,219        --           --            --
2001  Lowest contract charges                      907,359      14.941594       13,557,387        1.39%         0.71%       (18.37)%
      Highest contract charges                      16,940      10.412601          176,391        1.64%         0.79%       (18.58)%
      Remaining contract charges                    26,239        --               198,672        --           --            --
GROWTH
2005  Lowest contract charges                      148,101       1.115013          165,135        1.29%         0.49%        14.06%
      Highest contract charges                      10,483       6.852504           71,835        2.58%         0.29%        12.26%
      Remaining contract charges                   270,704        --             3,856,901        --           --            --
2004  Lowest contract charges                        9,176       0.977539            8,970        1.30%         0.21%         6.25%
      Highest contract charges                       4,574       6.104294           27,920        1.95%        --             4.63%
      Remaining contract charges                   326,924        --             4,081,409        --           --            --
2003  Lowest contract charges                        9,176       0.920058            8,443        1.28%        --            25.27%
      Highest contract charges                         218       5.860878            1,278        1.91%        --            24.07%
      Remaining contract charges                   387,025        --             4,746,465        --           --            --
2002  Lowest contract charges                      283,805      13.164783        3,736,236        1.41%        --           (28.85)%
      Highest contract charges                       4,619       7.618954           35,188        1.66%        --           (29.03)%
      Remaining contract charges                    71,517        --               344,686        --           --            --
2001  Lowest contract charges                      507,915      18.502265        9,397,569        1.39%        --           (16.41)%
      Highest contract charges                       7,201      10.734813           77,301        1.63%        --           (16.62)%
      Remaining contract charges                   146,876        --               992,171        --           --            --
MONEY MARKET
2005  Lowest contract charges                      328,687      12.963657        4,260,982        1.40%         2.67%         1.31%
      Highest contract charges                       1,381       9.853007           13,605        2.59%         2.44%        (0.15)%
      Remaining contract charges                   248,967        --             2,533,282        --           --            --
2004  Lowest contract charges                       23,538       0.988854           23,275        1.29%         1.45%        (0.44)%
      Highest contract charges                       1,419       9.867901           13,999        2.54%         1.07%        (1.97)%
      Remaining contract charges                   761,387        --             8,829,364        --           --            --
2003  Lowest contract charges                      678,970      12.866023        8,735,641        1.40%         0.66%        (0.75)%
      Highest contract charges                       1,326      10.080023           13,365        1.49%         0.18%        (1.28)%
      Remaining contract charges                   400,218        --             4,094,566        --           --            --
2002  Lowest contract charges                    1,195,288      12.963377       15,494,964        1.40%         1.34%        (0.07)%
      Highest contract charges                      12,395      10.282043          127,446        1.75%         0.79%        (0.76)%
      Remaining contract charges                   398,503        --             4,137,579        --           --            --
2001  Lowest contract charges                    2,003,523      12.972049       25,989,799        1.38%         3.49%         2.40%
      Highest contract charges                      16,307      11.119958          181,337        1.64%         3.66%         2.15%
      Remaining contract charges                   466,825        --             4,858,342        --           --            --

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
UTILITIES
2005  Lowest contract charges                      166,305     $ 1.347218      $   224,049        1.29%         2.40%        14.78%
      Highest contract charges                         973       8.485148            8,259        2.15%         1.82%        13.54%
      Remaining contract charges                   328,494        --             6,229,696        --           --            --
2004  Lowest contract charges                       27,527       1.173772           32,310        1.27%         2.92%        22.83%
      Highest contract charges                       1,766       7.473436           13,196        2.15%         1.99%        21.51%
      Remaining contract charges                   381,649        --             6,589,087        --           --            --
2003  Lowest contract charges                        3,754       0.955583            3,588        1.26%         2.61%        18.92%
      Highest contract charges                       1,804       6.150422           11,096        1.44%         2.00%        14.46%
      Remaining contract charges                   446,982        --             6,437,087        --           --            --
2002  Lowest contract charges                      345,128      16.122923        5,564,473        1.40%         3.16%       (21.48)%
      Highest contract charges                       4,285       5.236564           22,440        1.73%        11.09%       (22.04)%
      Remaining contract charges                   166,367        --               892,402        --           --            --
2001  Lowest contract charges                      506,208      20.532656       10,393,805        1.39%         2.14%       (26.55)%
      Highest contract charges                       2,790      11.256954           31,401        1.63%         2.15%       (26.73)%
      Remaining contract charges                   234,717        --             1,588,958        --           --            --
EQUALLY-WEIGHTED S&P 500
2005  Lowest contract charges                      244,008       1.315013          320,873        1.29%         1.03%         6.42%
      Highest contract charges                       9,116      13.770088          125,521        2.58%         0.79%         4.81%
      Remaining contract charges                 1,230,334        --            26,975,980        --           --            --
2004  Lowest contract charges                      104,751       1.235637          129,433        1.30%         0.82%        15.14%
      Highest contract charges                       4,282      13.138524           56,256        2.55%        --            13.35%
      Remaining contract charges                 1,551,252        --            33,099,080        --           --            --
2003  Lowest contract charges                       76,728       1.073160           82,342        1.29%         1.25%        35.38%
      Highest contract charges                       6,898      11.606791           80,066        1.48%        --            29.88%
      Remaining contract charges                 1,486,823        --            30,163,701        --           --            --
2002  Lowest contract charges                       34,727       0.792734           27,530        0.97%        --           (20.73)%
      Highest contract charges                      90,943       8.684354          789,783        1.80%        --           (17.75)%
      Remaining contract charges                 1,194,997        --            20,714,216        --           --            --
2001  Lowest contract charges                    1,422,523      23.458092       33,369,669        1.38%         0.96%        (3.20)%
      Highest contract charges                       8,205      12.626590          103,599        1.62%         0.76%        (3.44)%
      Remaining contract charges                   229,920        --             2,437,215        --           --            --
SMALL COMPANY GROWTH
2005  Lowest contract charges                       10,015      12.500760          125,194        1.48%        --            11.20%
      Highest contract charges                       5,691      12.262332           69,779        2.57%        --             9.99%
      Remaining contract charges                    27,354        --               337,995        --           --            --
2004  Lowest contract charges                        2,381      11.241435           26,774        1.11%        --            12.41%
      Highest contract charges                         723      11.148935            8,065        1.90%        --            11.49%
      Remaining contract charges                     4,346        --                48,619        --           --            --

____________________________________ SA-148 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
GLOBAL FRANCHISE
2005  Lowest contract charges                       17,933     $14.991994      $   268,855        1.47%        --            10.31%
      Highest contract charges                         383      14.573126            5,585        2.57%        --             9.10%
      Remaining contract charges                    47,497        --               703,251        --           --            --
2004  Lowest contract charges                        3,027      13.590845           41,156        1.49%         0.18%        11.09%
      Highest contract charges                         103      13.357186            1,382        2.59%         0.20%         9.88%
      Remaining contract charges                    25,682        --               346,338        --           --            --
2003  Lowest contract charges                          613      12.234140            7,505        0.95%        --            22.34%
      Highest contract charges                       8,056      12.181166           98,126        1.39%        --            21.81%
      Remaining contract charges                    15,548        --               189,744        --           --            --
MTB LARGE CAP GROWTH FUND II
2005  Lowest contract charges                       63,248       1.014895           64,190        1.12%         0.68%         5.71%
      Highest contract charges                       7,579       1.000907            7,586        1.69%         4.71%         5.15%
      Remaining contract charges                   222,424        --               223,978        --           --            --
MTB LARGE CAP VALUE FUND II
2005  Lowest contract charges                       12,241       1.144063           14,005        1.13%         1.12%        12.93%
      Highest contract charges                       3,318       1.128300            3,744        1.91%         1.32%        12.33%
      Remaining contract charges                   404,289        --               458,609        --           --            --
MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH II
2005  Lowest contract charges                      596,925       1.052312          628,151        1.13%         3.02%         6.53%
      Highest contract charges                      50,225       1.037808           52,124        1.91%         2.70%         5.97%
      Remaining contract charges                   815,357        --               851,305        --           --            --
MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH II
2005  Lowest contract charges                        5,217      10.555525           55,068        0.84%        --             9.84%
      Highest contract charges                       1,156      10.536982           12,177        1.86%         2.29%         9.67%
      Remaining contract charges                    --            --               --             --           --            --
MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH II
2005  Lowest contract charges                          683      10.193799            6,959        1.13%        10.26%         1.55%
      Highest contract charges                       8,437      10.163961           85,750        1.59%         7.38%         1.30%
      Remaining contract charges                    --            --               --             --           --            --
OPPENHEIMER AGGRESSIVE GROWTH FUND
2005  Lowest contract charges                        9,331      11.091041          103,485        1.13%        --            16.86%
      Highest contract charges                       1,549      10.975468           16,996        2.24%        --            15.89%
      Remaining contract charges                    60,003        --               661,983        --           --            --
OPPENHEIMER CAPITAL APPRECIATION FUND
2005  Lowest contract charges                      168,848      10.569767        1,784,688        1.12%        --             8.93%
      Highest contract charges                         486      10.455204            5,079        2.43%        --             7.99%
      Remaining contract charges                   854,758        --             8,989,795        --           --            --
OPPENHEIMER GLOBAL SECURITIES FUND
2005  Lowest contract charges                          441      11.527071            5,085        0.75%        --            19.81%
      Highest contract charges                      17,923      11.368801          203,763        2.33%        --            18.50%
      Remaining contract charges                 1,488,733        --            17,040,032        --           --            --
OPPENHEIMER MAIN STREET FUND
2005  Lowest contract charges                       24,595      10.449383          257,000        1.12%        --             8.85%
      Highest contract charges                      11,654      10.340458          120,506        2.32%        --             7.95%
      Remaining contract charges                   138,213        --             1,436,045        --           --            --

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
OPPENHEIMER MAIN STREET SMALL CAP FUND
2005  Lowest contract charges                      196,865     $10.934626      $ 2,152,647        1.12%        --            17.49%
      Highest contract charges                         308      10.816124            3,330        2.43%        --            16.48%
      Remaining contract charges                 1,027,593        --            11,179,057        --           --            --
PUTNAM DIVERSIFIED INCOME
2005  Lowest contract charges                          367      17.301813            6,346        0.70%        --             2.19%
      Highest contract charges                       8,554      13.217511          113,064        2.37%        --             1.07%
      Remaining contract charges                   326,890        --             4,958,614        --           --            --
PUTNAM GLOBAL ASSET ALLOCATION
2005  Lowest contract charges                          285      33.613874            9,575        0.66%        --             7.04%
      Highest contract charges                       4,787      10.147839           48,581        2.37%        --             5.87%
      Remaining contract charges                   153,851        --             2,118,783        --           --            --
PUTNAM GROWTH AND INCOME
2005  Lowest contract charges                        3,365      51.469113          173,195        1.13%        --             7.83%
      Highest contract charges                         561      10.725103            6,021        2.42%        --             6.90%
      Remaining contract charges                    47,120        --               807,097        --           --            --
PUTNAM INTERNATIONAL EQUITY
2005  Lowest contract charges                          501      19.558296            9,799        0.72%        --            14.66%
      Highest contract charges                      50,940      10.073002          513,120        2.36%        --            13.41%
      Remaining contract charges                 1,487,032        --            18,510,038        --           --            --
PUTNAM INVESTORS
2005  Lowest contract charges                          477       9.934290            4,742        0.67%        --            13.42%
      Highest contract charges                       9,771       7.092883           69,306        2.37%        --            12.18%
      Remaining contract charges                    91,359        --               718,761        --           --            --
PUTNAM NEW VALUE
2005  Lowest contract charges                        1,639      19.357998           31,730        0.74%        --             9.05%
      Highest contract charges                         322      14.042955            4,518        2.36%        --             7.82%
      Remaining contract charges                   140,949        --             2,498,944        --           --            --
PUTNAM SMALL CAP VALUE
2005  Lowest contract charges                        1,198      23.245262           27,851        0.74%        --            14.65%
      Highest contract charges                         351      19.739785            6,933        2.40%        --            13.36%
      Remaining contract charges                   548,831        --            12,052,729        --           --            --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
2005  Lowest contract charges                        3,865      12.396378           47,916        1.03%        --             4.64%
      Highest contract charges                       1,549      11.428257           17,706        2.31%        --             3.70%
      Remaining contract charges                   104,780        --             1,300,311        --           --            --
PUTNAM VISTA
2005  Lowest contract charges                          201      15.770447            3,165        0.68%        --            17.35%
      Highest contract charges                      16,747       6.254512          104,745        2.34%        --            16.07%
      Remaining contract charges                    26,149        --               239,527        --           --            --
PUTNAM VOYAGER
2005  Lowest contract charges                        2,926      52.757362          154,348        1.13%        --            13.06%
      Highest contract charges                       8,792       6.406829           56,326        2.37%        --            12.12%
      Remaining contract charges                   155,195        --             1,306,144        --           --            --

____________________________________ SA-150 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
PIONEER FUND VCT PORTFOLIO
2005  Lowest contract charges                       46,189     $ 1.020694      $    47,145        1.14%         1.38%         2.57%
      Highest contract charges                     368,849       1.018250          375,581        2.07%         1.91%         2.42%
      Remaining contract charges                    49,888        --                50,857        --           --            --
PIONEER OAK RIDGE LARGE CAP GROWTH VCT PORTFOLIO
2005  Lowest contract charges                       11,074       1.039627           11,513        1.13%        --             2.04%
      Highest contract charges                      12,691       1.036360           13,152        2.35%        --             1.84%
      Remaining contract charges                   279,510        --               289,981        --           --            --
PIONEER VALUE VCT PORTFOLIO
2005  Lowest contract charges                        1,845       1.000697            1,846        1.16%        --             2.32%
      Highest contract charges                     166,488       0.998305          166,206        2.08%        --             2.17%
      Remaining contract charges                    31,000        --                30,980        --           --            --
ENTERPRISE
2005  Lowest contract charges                       85,125       8.265196          703,577        1.40%         0.73%         6.65%
      Highest contract charges                       3,327       5.552645           18,473        2.59%         0.47%         5.11%
      Remaining contract charges                   147,341        --               848,130        --           --            --
2004  Lowest contract charges                      124,710       7.750029          966,502        1.40%         0.37%         2.61%
      Highest contract charges                       3,327       5.282739           17,575        2.58%        --             1.13%
      Remaining contract charges                   172,624        --               936,701        --           --            --
2003  Lowest contract charges                      124,465       7.553252          940,117        1.40%         0.52%        24.13%
      Highest contract charges                       5,192       5.249094           27,253        1.27%        --            18.48%
      Remaining contract charges                   181,384        --               966,132        --           --            --
2002  Lowest contract charges                      156,833       6.084980          954,327        1.41%         0.53%       (30.31)%
      Highest contract charges                      73,548       4.261970          313,459        1.80%        --           (30.87)%
      Remaining contract charges                   133,982        --               582,000        --           --            --
2001  Lowest contract charges                      216,703       8.731900        1,892,229        1.39%         0.22%       (21.53)%
      Highest contract charges                       2,534       9.081826           23,013        1.64%         0.19%       (21.73)%
      Remaining contract charges                   143,133        --               888,189        --           --            --
GROWTH AND INCOME
2005  Lowest contract charges                        2,399      14.668103           35,183        0.73%        --             9.99%
      Highest contract charges                       5,254      14.389633           75,600        2.57%         0.36%         6.90%
      Remaining contract charges                 1,010,430        --            13,401,064        --           --            --
2004  Lowest contract charges                        3,002       1.156077            3,469        1.28%        --            12.90%
      Highest contract charges                         890      13.460455           11,982        2.37%        --            11.19%
      Remaining contract charges                   461,726        --             6,213,655        --           --            --
2003  Lowest contract charges                      149,577      11.601336        1,735,287        1.40%         0.96%        26.25%
      Highest contract charges                       6,838      12.121904           82,887        1.46%        --            23.62%
      Remaining contract charges                   188,166        --             2,297,160        --           --            --
2002  Lowest contract charges                      143,810       9.189084        1,321,480        1.40%         2.69%       (14.40)%
      Highest contract charges                      13,504       9.722675          131,293        1.77%        --           (14.98)%
      Remaining contract charges                    31,179        --               304,637        --           --            --
2001  Lowest contract charges                      154,840      10.734306        1,662,098        1.38%         1.93%        (0.33)%
      Highest contract charges                       1,851      11.053049           20,454        1.60%         1.66%        (0.57)%
      Remaining contract charges                    20,044        --               229,477        --           --            --

____________________________________ SA-151 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
COMSTOCK
2005  Lowest contract charges                        2,148     $14.719590      $    31,619        0.73%        --             5.94%
      Highest contract charges                      10,062      14.440094          145,293        2.57%         0.46%         1.44%
      Remaining contract charges                 1,909,063        --            28,154,755        --           --            --
2004  Lowest contract charges                        9,229      14.484780          133,677        1.48%         0.32%        15.68%
      Highest contract charges                         942      14.235396           13,413        2.57%        --            14.42%
      Remaining contract charges                   140,222        --             2,013,581        --           --            --
2003  Lowest contract charges                          626      12.521462            7,844        0.99%        --            25.22%
      Highest contract charges                       5,744      12.458666           71,559        1.40%        --            24.59%
      Remaining contract charges                    47,422        --               592,021        --           --            --
EMERGING GROWTH
2005  Lowest contract charges                        1,648      13.208819           21,771        1.50%         0.01%         6.04%
      Highest contract charges                          97      12.908054            1,249        2.20%        --             5.09%
      Remaining contract charges                    17,824        --               232,407        --           --            --
2004  Lowest contract charges                        1,711      12.456970           21,318        1.50%        --             5.19%
      Highest contract charges                          26      12.295684              318        2.28%        --             4.35%
      Remaining contract charges                    14,860        --               183,692        --           --            --
2003  Lowest contract charges                        1,375      11.842633           16,284        1.00%        --            18.43%
      Highest contract charges                       1,723      11.806929           20,340        1.28%        --            18.07%
      Remaining contract charges                     2,882        --                34,056        --           --            --
AGGRESSIVE GROWTH PORTFOLIO
2005  Lowest contract charges                        4,878      11.793783           57,529        1.48%        --             9.46%
      Highest contract charges                         131      11.568800            1,515        2.59%        --             8.26%
      Remaining contract charges                    12,806        --               149,133        --           --            --
2004  Lowest contract charges                          569      10.774757            6,131        1.12%        --             7.75%
      Highest contract charges                         131      10.686077            1,400        1.96%        --             6.86%
      Remaining contract charges                     6,632        --                71,049        --           --            --
GOVERNMENT PORTFOLIO
2005  Lowest contract charges                          740      10.249360            7,584        1.48%         4.02%         1.74%
      Highest contract charges                       6,149      10.058815           61,851        2.59%         3.42%         0.63%
      Remaining contract charges                    31,274        --               316,740        --           --            --
2004  Lowest contract charges                        1,954      10.071757           19,677        1.17%        --             0.72%
      Highest contract charges                       3,515       9.996370           35,141        1.47%        --            (0.04)%
      Remaining contract charges                     9,025        --                90,415        --           --            --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
2005  Lowest contract charges                        5,477       1.058917            5,799        1.26%        --            16.28%
      Highest contract charges                       1,675       1.046872            1,753        1.64%         0.33%        16.05%
      Remaining contract charges                    --            --               --             --           --            --
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
2005  Lowest contract charges                        3,410       1.161578            3,961        1.26%        --            19.79%
      Highest contract charges                         746       1.148379              856        1.41%        --            19.55%
      Remaining contract charges                    --            --               --             --           --            --
STI CLASSIC VT LARGE CAP RELATIVE VALUE FUND
2005  Lowest contract charges                        6,740       1.567353           10,563        1.60%         1.70%         7.64%
      Highest contract charges                      30,271       1.545839           46,795        2.03%         1.25%         7.32%
      Remaining contract charges                    --            --               --             --           --            --

____________________________________ SA-152 ____________________________________

                                                                                                            INVESTMENT
                                                                  UNIT           CONTRACT       EXPENSE       INCOME        TOTAL
SUB-ACCOUNT                                       UNITS       FAIR VALUE #    OWNERS' EQUITY     RATIO*      RATIO**      RETURN***
-----------                                     ----------    ------------    --------------    --------    ----------    ---------
STI CLASSIC VT MID-CAP EQUITY FUND
2005  Lowest contract charges                        3,087     $ 1.675109      $     5,171        1.09%         0.97%        14.69%
      Highest contract charges                      12,857       1.637179           21,049        1.93%         0.17%        13.97%
      Remaining contract charges                    16,158        --                26,812        --           --            --
STI CLASSIC VT LARGE CAP VALUE EQUITY FUND
2005  Lowest contract charges                       64,472       1.518186           97,879        1.12%         2.36%         5.11%
      Highest contract charges                       5,293       1.502355            7,953        2.34%         2.19%         4.24%
      Remaining contract charges                   334,281        --               509,399        --           --            --

                    *   This represents the annualized contract expenses of the
                        Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit
                        values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
                   **   These amounts represent the dividends, excluding
                        distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios
                        exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit
                        values. The recognition of investment income by the
                        Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
                  ***   This represents the total return for the period indicated
                        and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of
                        units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
                        Investment options with a date notation indicate the
                        effective date of that investment option in the Sub-Account.
                        The total return is calculated for the year indicated or
                        from the effective date through the end of the reporting
                        period.

                    #   Rounded unit values

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.55% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred, MAV Plus, and MAV/EPB Death Benefit Charge. These deductions range from .15% to .75%.
These charges are a reduction in unit values.

The Company will also make a deduction for The Hartford's Lifetime Income Builder Rider. The company initially makes a deduction of 0.40%, but has the right to increase this to a maximum charge of 0.75%.

This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year.

However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-153 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF INCOME

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
                                                                                                  (In millions)
REVENUES
   Fee income and other                                                                  $ 2,811     $ 2,592     $ 2,297
   Earned premiums                                                                           449         484         806
   Net investment income                                                                   2,569       2,470       1,764
   Net realized capital gains (losses)                                                        75         140         (13)
                                                                                         --------------------------------
                                                                     TOTAL REVENUES        5,904       5,686       4,854
                                                                                         --------------------------------
BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                                          3,008       3,111       2,726
   Insurance expenses and other                                                              798         709         625
   Amortization of deferred policy acquisition costs and present value of future
     profits                                                                                 945         825         646
   Dividends to policyholders                                                                 37          29          63
                                                                                         --------------------------------
                                                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,788       4,674       4,060
                                                                                         --------------------------------
   Income before income tax expense and cumulative effect of accounting changes            1,116       1,012         794
   Income tax expense                                                                        207          29         168
   Income before cumulative effect of accounting changes                                     909         983         626
   Cumulative effect of accounting changes, net of tax                                        --         (18)         --
                                                                                         --------------------------------
                                                                         NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS

                                                                                                   AS OF DECEMBER 31,
                                                                                                -------------------------
                                                                                                   2005          2004
                                                                                                -------------------------
                                                                                                  (In millions, except
                                                                                                    for share data)
ASSETS
   Investments
   Fixed maturities, available for sale, at fair value (amortized cost of $42,256 and               43,242        42,691
     $40,479)                                                                                   $             $
   Equity securities, available for sale, at fair value (cost of $303 and $171)                        310           179
   Equity securities, held for trading, at fair value                                                    1             1
   Policy loans, at outstanding balance                                                              1,971         2,617
   Mortgage loans on real estate                                                                     1,355           794
   Other investments                                                                                   579           289
                                                                                                -------------------------
                                                                         TOTAL INVESTMENTS          47,458        46,571
                                                                                                -------------------------
   Cash                                                                                                124           216
   Premiums receivable and agents' balances                                                             23            20
   Reinsurance recoverables                                                                          1,114         1,460
   Deferred policy acquisition costs and present value of future profits                             7,101         6,453
   Deferred income taxes                                                                              (516)         (638)
   Goodwill                                                                                            186           186
   Other assets                                                                                      1,611         1,562
   Separate account assets                                                                         150,523       139,812
                                                                                                -------------------------
                                                                              TOTAL ASSETS      $  207,624    $  195,642
                                                                                                -------------------------
LIABILITIES
   Reserve for future policy benefits                                                           $    7,406    $    7,244
   Other policyholder funds                                                                         38,399        37,493
   Other liabilities                                                                                 3,959         3,844
   Separate account liabilities                                                                    150,523       139,812
                                                                                                -------------------------
                                                                         TOTAL LIABILITIES         200,287       188,393
                                                                                                -------------------------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11                                                         --            --
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                     6             6
   Capital surplus                                                                                   2,405         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities, net of tax                                            464           940
     Foreign currency translation adjustments                                                           (1)           (1)
                                                                                                -------------------------
                                              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME             463           939
                                                                                                -------------------------
   Retained earnings                                                                                 4,463         4,064
                                                                                                -------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY           7,337         7,249
                                                                                                -------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  207,624    $  195,642
                                                                                                -------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                 Accumulated Other
                                                            Comprehensive Income (Loss)
                                                      ----------------------------------------
                                                          Net
                                                       Unrealized    Net (Loss)
                                                        Capital        Gain On
                                                         Gains        Cash Flow     Foreign
                                                      (Losses) on      Hedging      Currency                  Total
                                    Common    Capital Securities,    Instruments,  Translation Retained   Stockholder's
                                     Stock    Surplus  Net of Tax    Net of Tax    Adjustments Earnings       Equity
                                    -------------------------------------------------------------------------------------
                                                                       (In millions)
2005
Balance, December 31, 2004            $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
Comprehensive income
  Net income                                                                                       909           909
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                         (547)                                                (547)
  Net loss on cash flow hedging
    instruments                                                            71                                     71
Total other comprehensive income                                                                                (476)
  Total comprehensive income                                                                                     433
Capital contribution from parent                 165                                                             165
Dividends declared                                                                                (510)         (510)
       BALANCE, DECEMBER 31, 2005     $ 6     $2,405     $  577         $(113)         $(1)     $4,463        $7,337
2004
Balance, December 31, 2003            $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604
Comprehensive income
  Net income                                                                                       965           965
Other comprehensive income, net
   of tax [1]
  Cumulative effect of
    accounting change                                       292                                                  292
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          104                                                  104
  Net loss on cash flow hedging
    instruments                                                          (167)                                  (167)
Total other comprehensive income                                                                                 229
  Total comprehensive income                                                                                   1,194
Dividends declared                                                                                (549)         (549)
       BALANCE, DECEMBER 31, 2004     $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
2003
Balance, December 31, 2002            $ 6     $2,041     $  463         $ 111          $(1)     $3,197        $5,817
Comprehensive income
  Net income                                                                                       626           626
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          265                                                  265
  Net loss on cash flow hedging
    instruments                                                          (128)                                  (128)
  Total other comprehensive
    income                                                                                                       137
Total comprehensive income                                                                                       763
  Capital contribution from
    parent                                       199                                                             199
Dividends declared                                                                                (175)         (175)
       BALANCE, DECEMBER 31, 2003     $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604

[1] Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(295), $56, and $143 for the years ended December 31, 2005, 2004 and 2003, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $38, $(90) and $(69) for the years ended December 31, 2005, 2004 and 2003, respectively. There is no tax effect on cumulative translation adjustments.

[2] There were reclassification adjustments for after-tax gains (losses) realized in net income of $26, and $78 for the years ended December 31, 2005, and 2004, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
                                                                                                (In millions)
OPERATING ACTIVITIES
   Net income                                                                        $     909    $     965    $     626
   Adjustments to reconcile net income to net cash provided by operating activities
   Net realized capital (gains) losses                                                     (75)        (140)          13
   Cumulative effect of accounting changes, net of tax                                      --           18           --
   Amortization of deferred policy acquisition costs and present value of
     future profits                                                                        945          825          646
   Additions to deferred policy acquisition costs and present value of future
     profits                                                                            (1,226)      (1,375)      (1,319)
   Depreciation and amortization                                                           200           43          117
   Increase in premiums receivable and agents' balances                                     (3)          (3)          (2)
   (Decrease) increase in other liabilities                                                339           (7)         299
   Change in receivables, payables, and accruals                                            46         (205)         227
   Increase (decrease) in accrued tax                                                      (98)          34          (67)
   (Increase) decrease in deferred income tax                                              134          (55)          65
   Amortization of sales inducements                                                        39           30           68
   Additions to deferred sales inducements                                                 (85)        (141)        (136)
   Increase in future policy benefits                                                      129          726          794
   Decrease (increase) in reinsurance recoverables                                         177          (15)          (1)
   Decrease (increase) in other assets                                                    (143)          55         (109)
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY OPERATING ACTIVITIES         1,288          755        1,221
                                                                                     ------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                            (21,654)     (17,192)     (13,628)
   Sales of investments                                                                 16,899       13,306        6,676
   Maturity and principal paydowns of fixed maturity investments                         2,398        2,971        3,233
   Other                                                                                                 --           85
                                                                                     ------------------------------------
                                          NET CASH USED FOR INVESTING ACTIVITIES        (2,357)        (915)      (3,634)
                                                                                     ------------------------------------
FINANCING ACTIVITIES
   Capital contributions                                                                   129           --          199
   Dividends paid                                                                         (498)        (549)        (175)
   Net receipts from investment and universal life-type contracts                        1,347          829        2,406
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY FINANCING ACTIVITIES           978          280        2,430
                                                                                     ------------------------------------
   Net (decrease) increase in cash                                                         (91)         120           17
   Impact of foreign exchange                                                               (1)          --           --
   Cash -- beginning of year                                                               216           96           79
                                                                                     ------------------------------------
   Cash -- end of year                                                               $     124    $     216    $      96
                                                                                     ------------------------------------
Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid During the Year for:
   Income taxes                                                                      $     149    $      42    $      35


SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between the Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 provided a model for determining when unrealized holding losses on debt and equity securities should be deemed other-than-temporary impairments and the impairments recognized as realized losses. In addition, EITF Issue No. 03-1 provided clarified guidance on the subsequent accounting for debt securities that are other-than-temporarily impaired and established certain disclosure requirements regarding investments in an unrealized loss position. The disclosure requirements were retroactively effective for the year ended December 31, 2003 and are included in Note 4 of Notes to Consolidated Financial Statements. The Financial Accounting Standards Board ("FASB") subsequently voted to delay the implementation of the other provisions of EITF Issue No. 03-1 in order to redeliberate certain aspects.

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces EITF Issue No. 03-1. FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than temporary a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position

("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                                             Other
                                                                                                         Comprehensive
Components of Cumulative Effect of Adoption                                              Net Income          Income
                                                                                        ---------------------------------
Establishing GMDB and other benefit reserves for annuity contracts                          $ (50)            $  --
Reclassifying certain separate accounts to general account                                     30               294
Other                                                                                           2                (2)
                                                                                        ---------------------------------
                                               TOTAL CUMULATIVE EFFECT OF ADOPTION          $ (18)            $ 292
                                                                                        ---------------------------------

In May 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" ("SFAS 150"). SFAS 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS 150 requires liability classification for two broad classes of financial instruments: (a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS

155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets." This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007 although early adoption is permitted as of the beginning of an entity's fiscal year. The provisions of SFAS 155 are not expected to have an impact recorded at adoption; however, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year. The Company is expected to adopt SOP 05-1 effective January 1, 2007. Adoption of this statement is expected to have an impact on the Company's consolidated financial statements; however, the impact has not yet been determined.

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." SFAS 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. In April 2005, the Securities and Exchange Commission deferred the required effective date for adoption to annual periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS 123, at the beginning of the first quarter of adoption of SFAS 123R; while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Company will adopt SFAS 123R in the first quarter of fiscal 2006 using the prospective method. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and; therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

STOCK-BASED COMPENSATION

The Hartford has an incentive stock plan (the "2005 Stock Plan") which permits the Hartford to grant non-qualified or incentive stock options qualifying under
Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. In January 2003, the Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of Statement of Financial Accounting Standard ("SFAS") No. 123 "Accounting for Stock-Based Compensation." The fair value of stock-based awards granted by the Hartford during the years ended December 31, 2005, 2004 and 2003 were $42, $40 and $35, respectively, after-tax. The fair value of these awards will be recognized as expense over the awards' vesting periods, generally three years.

Prior to January 1, 2004, the Company used the Black-Scholes model to determine the fair value of the Hartford's stock-based compensation. For all awards granted or modified on or after January 1, 2004, the Hartford uses a hybrid lattice/Monte-Carlo based option valuation model

(the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Hartford's historical forfeiture and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

All stock-based awards granted or modified prior to January 1, 2003 continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2005, 2004 and 2003 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123. For further discussion of the Hartford's stock-based compensation plans, see Note 17.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of limited partnership interests and derivatives. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2005 and 2004, primarily consisted of non-144A private placements and have an average duration of 4.8 and 4.7 years, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2005 and 2004.

                                                                         2005                          2004
                                                              ----------------------------------------------------------
                                                                             Percentage                     Percentage
                                                                              of Total                       of Total
                                                              Fair Value     Fair Value     Fair Value      Fair Value
                                                              ----------------------------------------------------------
Priced via independent market quotations                       $ 36,055          83.4%       $  34,555          80.9%
Priced via broker quotations                                      2,271           5.2            3,082           7.2
Priced via matrices                                               3,667           8.5            3,508           8.2
Priced via other methods                                            202           0.5               61           0.2
Short-term investments [1]                                        1,047           2.4            1,485           3.5
                                                              ----------------------------------------------------------
                                                    TOTAL      $ 43,242         100.0%       $  42,691         100.0%
                                                              ----------------------------------------------------------


[1] Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also recognized within net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2005 and 2004 and were $1 for the year ended December 31, 2003. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For fixed maturities subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. These adjustments are accounted for using the retrospective method for highly-rated fixed maturities, and the prospective method for non-highly rated securitized financial assets. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For partnership investments, the equity method of accounting is used to recognize the Company's share of partnership earnings. For investments that have had an other-than-temporary impairment loss, income is earned on the constant effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 4.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Other than the guaranteed minimum withdrawal benefit ("GMWB") rider, which is discussed below, and the associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 15, approximately 84% and 76% of derivatives, based upon notional values, were priced via valuation models, while the remaining 16% and 24% of derivatives were priced via broker quotations, as of December 31, 2005 and 2004, respectively. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt which are recorded in interest expense.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk, enhance income, or replicate permitted fixed income investments, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" and the "Dollar Offset Method."

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, with the exception of exchange-traded contracts and currency forward purchase or sale contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

Product Derivatives and Risk Management

VALUATION OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE DERIVATIVES

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. During the 4th quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's ("S&P") 500 index options. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the valuation of the GMIB reinsurance assumed asset. The impact to net income including other changes in assumptions, after DAC amortization and taxes was a loss of $18.

In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2005, 2004 and 2003, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $55 loss, $0 and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS ASSOCIATED WITH VARIABLE ANNUITY AND OTHER UNIVERSAL LIFE-TYPE CONTRACTS

Accounting Policy and Assumptions

The Company's policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, generally 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC." At December 31, 2005 and 2004, the carrying value of the Company's DAC asset was $7.1 billion and $6.5 billion, respectively.

The Company amortizes DAC related to traditional policies (term, whole life and group insurance) over the premium-paying period in proportion to the present value of annual expected premium income. The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). The Company uses other measures for amortizing DAC, such as gross costs, as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up," which are recorded in the current period. The true-up recorded for the years ended December 31, 2005, 2004 and 2003, was an increase to amortization of $27, $16 and $35, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, generally 20 years and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events which are likely to be different for each year's cohort. For example, upon completion of a study during the fourth quarter of 2005, the Company, in developing projected account values and the related EGP's for the 2005 cohorts, used a separate account return assumption of 7.6% (after fund fees, but before mortality and expense charges). For prior year cohorts, the Company's separate account return assumption, at the time those cohorts' account values and related EGPs were projected, was 9.0%.

UNLOCK ANALYSIS

EGPs that are used as the basis for determining amortization of DAC are evaluated regularly to determine if actual experience or other evidence suggests that earlier estimates should be revised. Assumptions used to project account values and the related EGPs, are not revised unless the EGPs in the DAC amortization model fall outside of a reasonable range. In the event that the Company was to revise assumptions used for prior year cohorts, thereby changing its estimate of projected account value, and the related EGPs, in the DAC amortization model, the cumulative DAC amortization would be adjusted to reflect such changes, in the period the revision was determined to be necessary, a process known as "unlocking."

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, the Company evaluates, on a quarterly basis, its previously projected EGPs. The Company's process to assess the reasonableness of its EGPs, involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are the Company's current best estimate assumptions with respect to separate account returns, lapse rates, mortality, and expenses. These scenarios are run to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the respective DAC amortization models. If EGPs used in the DAC amortization model fall outside of the statistical ranges of reasonable EGPs, a revision to the assumptions in prior year cohorts used to project account value and the related EGPs, in the DAC amortization model would be necessary. A similar approach is used for variable universal life business.

As of December 31, 2005, the present value of the EGPs used in the DAC amortization models, for variable annuities and variable universal life business, fell within the statistical range of reasonable EGPs. Therefore, the Company did not revise the separate account return assumption, the account value or any other assumptions, in those DAC amortization models, for 2004 and prior cohorts.

Aside from absolute levels and timing of market performance, additional factors that will influence the unlock determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,248 on December 31, 2005), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 5%, and 6% as of December 31, 2005, 2004 and 2003, respectively, of total life insurance in force. Dividends to policyholders were $37, $29 and $63 for the years ended December 31, 2005, 2004 and 2003, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has adjusted its reportable operating segments in 2005 from Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life to Retail, Retirement Plans, Institutional and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities, and other investment products.

Retirement Plans offer retirement plan products and services to corporations and municipalities pursuant to Section 401(k), 403(b) and 457 plans.

Institutional offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable private placement life insurance owned by corporations and high net worth individuals (formerly referred to as COLI).

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance.

Life includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reportable operating segments; net realized capital gains and losses on fixed maturity sales generated from movements in interest rates, less amortization of those gains or losses back to the reportable segments; net realized capital gains and losses generated from credit related events, less a credit risk fee charged to the reportable segments; net realized capital gains and losses from non-qualifying derivative strategies (including embedded derivatives) and interest rate risk generated from sales of the assumed yen based fixed annuity from Hartford Life's international operations, other than the net periodic coupon settlements on credit derivatives, which are allocated to the reportable segments; intersegment eliminations and GMIB reinsurance assumed from Hartford Life Insurance KK, a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's realized capital gains and losses, with an offsetting adjustment in the Other category. Net realized capital gains and losses from non-qualifying derivative strategies, including embedded derivatives, are retained by Corporate and reported in the Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States.

The positive (negative) impact on realized gains and losses of the segments for allocated interest related realized gains and losses and the credit-risk fees were as follows:

                                                                                             2005       2004       2003
                                                                                            -----------------------------
Retail
   Realized gains (losses)                                                                   $  34      $ 25      $   1
   Credit risk fees                                                                            (26)      (22)       (14)
Retirement Plans
   Realized gains (losses)                                                                       6         5          5
   Credit risk fees                                                                             (8)       (8)        (7)
Institutional
   Realized gains (losses)                                                                      13         8          6
   Credit risk fees                                                                            (18)      (16)       (13)
Individual Life
   Realized gains (losses)                                                                       8        12         --
   Credit risk fees                                                                             (5)       (5)        (5)
Other
   Realized gains (losses)                                                                     (61)      (50)       (12)
   Credit risk fees                                                                             57        51         39
                                                                                            -----------------------------
                                                                                 TOTAL       $  --      $ --      $  --
                                                                                            -----------------------------

The following tables represent summarized financial information concerning the Company's segments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
TOTAL REVENUES
   Retail                                                                                $ 2,570     $ 2,488     $ 1,657
   Retirement Plans                                                                          457         421         376
   Institutional                                                                           1,400       1,273       1,494
   Individual Life                                                                           991         966         894
   Other                                                                                     486         538         433
                                                                                         --------------------------------
                                                                     TOTAL REVENUES      $ 5,904     $ 5,686     $ 4,854
                                                                                         --------------------------------
NET INVESTMENT INCOME
   Retail                                                                                $   934     $ 1,013     $   431
   Retirement Plans                                                                          311         307         280
   Institutional                                                                             784         647         562
   Individual Life                                                                           272         269         227
   Other                                                                                     268         234         264
                                                                                         --------------------------------
                                                        TOTAL NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
AMORTIZATION OF DAC
   Retail                                                                                $   689     $   596     $   450
   Retirement Plans                                                                           26          28          18
   Institutional                                                                              32          26          27
   Individual Life                                                                           196         175         166
   Other                                                                                       2          --         (15)
                                                                                         --------------------------------
                                                          TOTAL AMORTIZATION OF DAC      $   945     $   825     $   646
                                                                                         --------------------------------
INCOME TAX EXPENSE (BENEFIT)
   Retail                                                                                $    33     $    35     $    27
   Retirement Plans                                                                           19          17          15
   Institutional [1]                                                                          34          24          34
   Individual Life                                                                            69          70          64
   Other [2]                                                                                  52        (117)         28
                                                                                         --------------------------------
                                                           TOTAL INCOME TAX EXPENSE      $   207     $    29     $   168
                                                                                         --------------------------------
NET INCOME
   Retail                                                                                $   520     $   373     $   330
   Retirement Plans                                                                           66          59          39
   Institutional                                                                              82          55          68
   Individual Life                                                                           149         143         134
   Other [2]                                                                                  92         335          55
                                                                                         --------------------------------
                                                                   TOTAL NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


[1] 2003 includes $9 of after-tax benefit related to the settlement of litigation.

[2] For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
ASSETS
   Retail                                                                                       $  119,185     $  114,288
   Retirement Plans                                                                                 20,058         17,142
   Institutional                                                                                    48,561         44,572
   Individual Life                                                                                  12,314         11,361
   Other                                                                                             7,506          8,279
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  207,624     $  195,642
                                                                                                --------------------------
DAC
   Retail                                                                                       $    4,617     $    4,307
   Retirement Plans                                                                                    406            264
   Institutional                                                                                        81             57
   Individual Life                                                                                   1,976          1,802
   Other                                                                                                21             23
                                                                                                --------------------------
                                                                                 TOTAL DAC      $    7,101     $    6,453
                                                                                                --------------------------
RESERVE FOR FUTURE POLICY BENEFITS
   Retail                                                                                       $      732     $      678
   Retirement Plans                                                                                    366            387
   Institutional                                                                                     4,962          4,512
   Individual Life                                                                                     536            538
   Other                                                                                               810          1,129
                                                                                                --------------------------
                                                  TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $    7,406     $    7,244
                                                                                                --------------------------
OTHER POLICYHOLDER FUNDS
   Retail                                                                                       $   16,299     $   18,320
   Retirement Plans                                                                                  5,194          4,790
   Institutional                                                                                     9,228          7,653
   Individual Life                                                                                   4,482          4,150
   Other                                                                                             3,196          2,580
                                                                                                --------------------------
                                                            TOTAL OTHER POLICYHOLDER FUNDS      $   38,399     $   37,493
                                                                                                --------------------------


NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                                         $ 2,275     $ 2,122     $ 1,425
Policy loans                                                                                 142         183         207
Other investments                                                                            189         195         152
Gross investment income                                                                    2,606       2,500       1,784
Less: Investment expenses                                                                     37          30          20
                                                                                         --------------------------------
                                                              NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                                         $    57     $   168     $    (6)
Equity securities                                                                              8           7          (7)
Foreign currency transaction remeasurements                                                  157          (6)         --
Derivatives and other [1]                                                                   (147)        (29)         --
                                                                                         --------------------------------
                                                NET REALIZED CAPITAL GAINS (LOSSES)      $    75     $   140     $   (13)
                                                                                         --------------------------------


[1] Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Fixed maturities                                                                         $   986     $ 2,212     $ 1,574
Equity securities                                                                              7           8           7
Net unrealized gains credited to policyholders                                                (9)        (20)        (63)
Net unrealized gains                                                                         984       2,200       1,518
Deferred income taxes and other items                                                        407       1,076         790
Net unrealized gains, net of tax -- end of year                                              577       1,124         728
Net unrealized gains, net of tax -- beginning of year                                      1,124         728         463
                                                                                         --------------------------------
               CHANGE IN UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES      $  (547)    $   396     $   265
                                                                                         --------------------------------


COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           AS OF DECEMBER 31, 2005
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                 $   6,383          $     44              $   (73)          $   6,354
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          657                 3                   (4)                656
   Non-agency backed                                      107                --                   --                 107
CMBS
   Agency backed                                           53                 1                   --                  54
   Non-agency backed                                    8,258               158                  (85)              8,331
Corporate                                              21,179             1,098                 (226)             22,051
Government/Government agencies
   Foreign                                                646                43                   (4)                685
   United States                                          435                23                   (2)                456
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     2,559                 6                  (39)              2,526
   States, municipalities and political
     subdivisions                                         926                47                   (4)                969
   Redeemable preferred stock                               6                --                   --                   6
Short-term investments                                  1,047                --                   --               1,047
                                                    ---------------------------------------------------------------------
                        TOTAL FIXED MATURITIES      $  42,256          $  1,423              $  (437)          $  43,242
                                                    ---------------------------------------------------------------------

                                                                           AS OF DECEMBER 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                  $  5,881          $     72              $   (61)          $   5,892
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          834                 9                   (3)                840
   Non-agency backed                                       48                --                   --                  48
CMBS
   Agency backed                                           54                --                   --                  54
   Non-agency backed                                    7,336               329                  (17)              7,648
   Corporate                                           21,200             1,826                  (57)             22,969
Government/Government agencies
   Foreign                                                649                60                   (2)                707
   United States                                          774                19                   (4)                789
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     1,542                18                   (2)              1,558
   States, municipalities and political
     subdivisions                                         675                30                   (5)                700
   Redeemable preferred stock                               1                --                   --                   1
Short-term investments                                  1,485                --                   --               1,485
                                                    ----------------------------------------------------------------------
                        TOTAL FIXED MATURITIES       $ 40,479          $  2,363              $  (151)          $  42,691
                                                    ----------------------------------------------------------------------


The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. ABS, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                               Amortized Cost     Fair Value
                                                              --------------------------------
MATURITY
One year or less                                                 $   4,113         $   4,106
Over one year through five years                                     13,312           13,558
Over five years through ten years                                    11,423           11,524
Over ten years                                                       13,408           14,054
                                                              -------------------------------
                                                   TOTAL         $  42,256         $  43,242
                                                              -------------------------------


SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                                                                              FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                        ---------------------------------
                                                                                          2005         2004       2003
                                                                                        ---------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                                                           $ 15,882     $ 13,022    $ 6,205
Gross gains                                                                                  302          311        196
Gross losses                                                                                (218)        (125)       (71)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                                                           $     39     $     75    $   107
Gross gains                                                                                    8           12          4
Gross losses                                                                                  --           (5)        (3)
                                                                                        ---------------------------------


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies. Other than U.S. government and government agencies, the Company's top three exposures by issuer as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co.

which comprise 0.5%, 0.4% and 0.4%, respectively, of total invested assets and as of December 31, 2004 were the JPMorgan Chase & Co., Banco Santander Central Hispano, S.A. and General Motors Corporation which comprised 0.8%, 0.4% and 0.4%, respectively, of total invested assets.

The Company's top three exposures by industry sector as of December 31, 2005 were financial services, technology and communications and utilities which comprise 13%, 6% and 5%, respectively, of total invested assets and as of December 31, 2004 were financial services, technology and communications and consumer non-cyclical which comprised approximately 13%, 8% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2005, the largest concentrations were in California, Oregon and Illinois and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets. As of December 31, 2004, the largest concentrations were in California, Oregon and Wisconsin and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                                 2005
                                              ---------------------------------------------------------------------------
                                                      Less Than 12 Months                     12 Months or More
                                              ---------------------------------------------------------------------------
                                               Amortized      Fair     Unrealized     Amortized     Fair     Unrealized
                                                 Cost        Value       Losses         Cost        Value      Losses
                                              ---------------------------------------------------------------------------
ABS                                            $   1,534    $  1,517      $  (17)      $   494     $   438     $   (56)
CMOs
   Agency backed                                     271         269          (2)          221         219          (2)
   Non-agency backed                                  18          18          --             1           1          --
CMBS
   Agency backed                                       2           2          --             4           4          --
   Non-agency backed                               3,899       3,833         (66)          578         559         (19)
Corporate                                          7,339       7,158        (181)        1,173       1,128         (45)
Government/Government agencies
   Foreign                                           173         170          (3)           36          35          (1)
   United States                                     147         146          (1)           20          19          (1)
MBS -- U.S. Government/Government
   agencies                                        1,689       1,658         (31)          170         162          (8)
States, municipalities and political
   subdivisions                                      194         190          (4)           --          --          --
Short-term investments                                61          61          --            --          --          --
                                               ------------------------------------------------------------------------
                  TOTAL FIXED MATURITIES          15,327      15,022        (305)        2,697       2,565        (132)
-----------------------------------------
Common stock                                           5           5          --             1           1          --
Non-redeemable preferred stock                        38          37          (1)           39          37          (2)
                                               ------------------------------------------------------------------------
                            TOTAL EQUITY              43          42          (1)           40          38          (2)
-----------------------------------------      ------------------------------------------------------------------------
   TOTAL TEMPORARILY IMPAIRED SECURITIES       $  15,370    $ 15,064      $ (306)      $ 2,737     $ 2,603     $  (134)
                                               ------------------------------------------------------------------------

                                                                                                  Total
                                                                                 ----------------------------------------
                                                                                  Amortized       Fair       Unrealized
                                                                                    Cost          Value        Losses
                                                                                 ----------------------------------------
ABS                                                                               $   2,028     $   1,955      $   (73)
CMOs
   Agency backed                                                                        492           488           (4)
   Non-agency backed                                                                     19            19           --
CMBS
   Agency backed                                                                          6             6           --
   Non-agency backed                                                                  4,477         4,392          (85)
Corporate                                                                             8,512         8,286         (226)
Government/Government agencies
   Foreign                                                                              209           205           (4)
   United States                                                                        167           165           (2)
MBS -- U.S. Government/Government agencies                                            1,859         1,820          (39)
States, municipalities and political subdivisions                                       194           190           (4)
Short-term investments                                                                   61            61           --
                                                                                  -------------------------------------
                                                       TOTAL FIXED MATURITIES        18,024        17,587         (437)
Common stock                                                                              6             6           --
Non-redeemable preferred stock                                                           77            74           (3)
                                                                                  -------------------------------------
                                                                 TOTAL EQUITY            83            80           (3)
                                                                                  -------------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES     $  18,107     $  17,667      $  (440)
                                                                                  -------------------------------------


As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,700 different securities. The Company held no securities as of December 31, 2005, that were in an unrealized loss position in excess of $12. There were no fixed maturities or equity securities as of December 31, 2005, with a fair value less than 80% of the security's cost or amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position, as of December 31, 2005 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 2,200 securities of which 94%, or $288, of the unrealized loss were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005, were comprised of approximately 500 securities, with the majority of the unrealized loss amount relating to ABS, CMBS and corporate fixed maturities within the financial services sector. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- The ABS in an unrealized loss position for twelve months or more were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years. The Company's holdings are ABS secured by leases on aircraft. The decline in the fair values of these securities is primarily attributable to the high risk premium associated with the increase in volatility of airline travel demand in recent years, lack of market liquidity in this sector and long term to maturity of these securities. In recent years, aircraft demand and lease rates have improved as a result of an increase in worldwide travel. However, the continuing difficulties experienced by several major U.S. domestic airlines due to high operating costs, including fuel and certain employee benefits costs, continue to weigh heavily on this sector. Based on the Company's projections of future cash flows under distressed scenarios, the Company expects to recover the full contractual principal and interest payments of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

CMBS -- The CMBS in an unrealized loss position as of December 31, 2005, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2005. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Financial services represents approximately $13 of the corporate securities in an unrealized loss position for twelve months or more. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost.

These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $46 in the twelve months or more unrealized loss category is comprised of approximately 200 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2005. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                                 2004
                                               --------------------------------------------------------------------------
                                                       Less Than 12 Months                    12 Months or More
                                               --------------------------------------------------------------------------
                                                Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                                  Cost        Value      Losses         Cost        Value      Losses
                                               --------------------------------------------------------------------------
ABS                                              $ 1,112     $ 1,102      $ (10)       $   343     $   292      $ (51)
CMOs
   Agency backed                                     494         491         (3)             2           2         --
   Non-agency backed                                  40          40         --             --          --         --
CMBS
   Agency backed                                      19          19         --             --          --         --
   Non-agency backed                               1,563       1,548        (15)            73          71         (2)
Corporate                                          2,685       2,652        (33)           657         633        (24)
Government/Government agencies
   Foreign                                           116         115         (1)            27          26         (1)
   United States                                     445         442         (3)             7           6         (1)
   MBS -- U.S. Government/Government
     agencies                                        398         396         (2)            24          24         --
   States, municipalities and political
     subdivisions                                    163         158         (5)             2           2         --
Short-term investments                                11          11         --             --          --         --
                                                 ---------------------------------------------------------------------
                   TOTAL FIXED MATURITIES          7,046       6,974        (72)         1,135       1,056        (79)
------------------------------------------
Common stock                                          --          --         --              1           1         --
Non-redeemable preferred stock                        19          19         --             39          36         (3)
                                                 ---------------------------------------------------------------------
                             TOTAL EQUITY             19          19         --             40          37         (3)
------------------------------------------       ---------------------------------------------------------------------
    TOTAL TEMPORARILY IMPAIRED SECURITIES        $ 7,065     $ 6,993      $ (72)       $ 1,175     $ 1,093      $ (82)
                                                 ---------------------------------------------------------------------

                                                                                                  Total
                                                                                  ---------------------------------------
                                                                                   Amortized       Fair      Unrealized
                                                                                     Cost         Value        Losses
                                                                                  ---------------------------------------
ABS                                                                                 $ 1,455      $  1,394      $   (61)
CMOs
   Agency backed                                                                        496           493           (3)
   Non-agency backed                                                                     40            40           --
CMBS
   Agency backed                                                                         19            19           --
   Non-agency backed                                                                  1,636         1,619          (17)
Corporate                                                                             3,342         3,285          (57)
Government/Government agencies
   Foreign                                                                              143           141           (2)
   United States                                                                        452           448           (4)
   MBS -- U.S. Government/Government agencies                                           422           420           (2)
   States, municipalities and political subdivisions                                    165           160           (5)
Short-term investments                                                                   11            11           --
                                                                                    -----------------------------------
                                                       TOTAL FIXED MATURITIES         8,181         8,030         (151)
Common stock                                                                              1             1           --
Non-redeemable preferred stock                                                           58            55           (3)
                                                                                    -----------------------------------
                                                                 TOTAL EQUITY            59            56           (3)
                                                                                    -----------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES       $ 8,240      $  8,086      $  (154)
                                                                                    -----------------------------------


MORTGAGE LOANS

The carrying value of mortgage loans was $1.4 billion and $794 for the years ended December 31, 2005 and 2004, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2005 and 2004 are office buildings (approximately 35% and 33%, respectively), retail stores (approximately 26% and 28%, respectively) and hotels (approximately 15% and 12%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 20% and 29% at December 31, 2005 and 2004, respectively). At December 31, 2005 and 2004, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2005 and 2004.

VARIABLE INTEREST ENTITIES

The Company invests in two synthetic collateralized loan obligation trusts and a recently issued continuously offered ERISA-eligible institutional fund (collectively, "synthetic CLOs") that are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of the Company. These synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The outstanding notional value of the referenced bank loan portfolios from the three synthetic CLOs was $800 and $700 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the synthetic CLOs had issued approximately $145 and $135 of notes and preferred shares ("CLO issuances"), respectively. The proceeds from the CLO issuances are invested in collateral accounts consisting of high credit quality securities and/or bank loans that are pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps. Approximately $110 and $120 of the CLO issuances were held by third party investors as of December 31, 2005 and 2004, respectively. The third party investors in the synthetic CLOs have recourse only to the synthetic CLOs' assets and not to the general credit of the Company. Accordingly, the Company's financial exposure to these synthetic CLOs is limited to its direct investment in certain notes and preferred shares issued by the synthetic CLOs.

Pursuant to the requirements of FIN 46R, the Company has concluded that the three synthetic CLOs are variable interest entities ("VIEs") and for two of the synthetic CLOs, the Company is the primary beneficiary and must consolidate these synthetic CLOs. Accordingly, the Company has reflected the assets and liabilities of two synthetic CLOs in its consolidated financial statements. As of December 31, 2005, the Company recorded $75 of cash and fixed maturities, total return swaps with a fair value of $2 in other investments and $42 in other liabilities related to the CLO issuances in its consolidated balance sheets. As of December 31, 2004, the Company recorded in the consolidated balance sheets $65 of cash and fixed maturities, total return swaps with a fair value of $3 in other investments and $52 related to the CLO issuances in other liabilities. The Company's investments in the consolidated synthetic CLOs, which is its maximum exposure to loss, was $33 and $14, as of December 31, 2005 and 2004, respectively.

The Company utilized qualitative and quantitative analyses to assess whether it was the primary beneficiary of the VIEs. The qualitative considerations included the Company's co-investment in relation to the total CLO issuance. The quantitative analysis included calculating the variability of the CLO issuance based upon statistical techniques utilizing historical normalized default and recovery rates for the average credit quality of the initial referenced bank loan portfolio.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                                            Asset Values      Liability Values
                                                          -------------------------------------
                                                           2005      2004      2005      2004
                                                          -------------------------------------
Other investments                                         $  159    $   42    $   --    $   --
Reinsurance recoverables                                      --        --        17       129
Other policyholder funds and benefits payable                 80       129        --        --
Fixed maturities                                              --         4        --        --
Other liabilities                                             --        --       390       449
                                                          -------------------------------------
                                               TOTAL      $  239    $  175    $  407    $  578
                                                          -------------------------------------


The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's non-guaranteed separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 3,2005 and 2004. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including net periodic coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2005 and 2004.

                                                                                                            Hedge
                                                                                                       Ineffectiveness
                                                           Notional Amount          Fair Value            After-Tax
                                                         ----------------------------------------------------------------
HEDGING STRATEGY                                           2005       2004        2005      2004       2005       2004
                                                         ----------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
   Interest rate swaps are primarily used to
   convert interest receipts on floating -rate
   fixed maturity securities to fixed rates. These
   derivatives are predominantly used to better
   match cash receipts from assets with cash
   disbursements required to fund liabilities. The
   Company also enters into forward starting swap
   agreements to hedge the interest rate exposure
   on anticipated fixed-rate asset purchases due
   to changes in the benchmark interest rate,
   London-Interbank Offered Rate ("LIBOR"). These
   derivatives were structured to hedge interest
   rate exposure inherent in the assumptions used
   to price primarily certain long-term disability
   products.
   Interest rate swaps are also used to hedge a
   portion of the Company's floating rate
   guaranteed investment contracts. These
   derivatives convert the floating rate
   guaranteed investment contract payments to a
   fixed rate to better match the cash receipts
   earned from the supporting investment portfolio.      $  4,860    $ 4,944     $  (26)   $    40     $ (10)     $ (10)

                                                                                                             Hedge
                                                                                                        Ineffectiveness
                                                             Notional Amount         Fair Value            After-Tax
                                                           --------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005      2004
                                                           --------------------------------------------------------------
Foreign currency swaps
   Foreign currency swaps are used to convert foreign
   denominated cash flows associated with certain
   foreign denominated fixed maturity investments to
   U.S. dollars. The foreign fixed maturities are
   primarily denominated in euros and are swapped to
   minimize cash flow fluctuations due to changes in
   currency rates.                                         $  1,361    $ 1,311    $  (222)   $ (421)    $  4      $  --
FAIR-VALUE HEDGES
Interest rate swaps
   A portion of the Company's fixed debt is hedged
   against increases in LIBOR, the designated
   benchmark interest rate. In addition, interest
   rate swaps are used to hedge the changes in fair
   value of certain fixed rate liabilities and fixed
   maturity securities due to changes in LIBOR.               1,707        201         (1)       (5)       2         --
Interest rate caps and floors
   Interest rate caps and floors are used to offset
   the changes in fair value related to corresponding
   interest rate caps and floors that exist in
   certain of the Company's variable-rate fixed
   maturity investments and are not required to be
   bifurcated.                                                   --        148         --        (1)      --         --
                                                           -------------------------------------------------------------
 TOTAL CASH-FLOW, FAIR-VALUE AND NET INVESTMENT HEDGES
                                                           $  7,928    $ 6,604    $  (249)   $ (387)    $ (4)     $ (10)
                                                           -------------------------------------------------------------

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES
Interest rate caps and swaption contracts
   The Company is exposed to policyholder surrenders
   during a rising interest rate environment. Interest
   rate cap and swaption contracts are used to
   mitigate the Company's loss in a rising interest
   rate environment. The increase in yield from the
   cap and swaption contract in a rising interest rate
   environment may be used to raise credited rates,
   thereby increasing the Company's competitiveness
   and reducing the policyholder's incentive to
   surrender. These derivatives are also used to
   reduce the duration risk in certain investment
   portfolios. These derivative instruments are
   structured to hedge the durations of fixed maturity
   investments to match certain life products in
   accordance with the Company's asset and liability
   management policy.                                       $ 1,116    $ 1,466     $  1      $   2      $ --      $  (5)

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
Interest rate swaps and floors
   The Company uses interest rate swaps and floors to
   manage duration risk between assets and
   liabilities. In addition, the Company enters into
   interest rate swaps to terminate existing swaps in
   hedging relationships, thereby offsetting the
   changes in value of the original swap.                   $ 1,371    $ 1,441     $ 12      $   7      $  2      $   3
Foreign currency swaps and forwards
   The Company enters into foreign currency swaps and
   forwards and purchases foreign put options and
   writes foreign call options to hedge the foreign
   currency exposures in certain of its foreign fixed
   maturity investments.                                        490        312       (8)       (74)       20        (23)
Credit default and total return swaps
   The Company enters into swap agreements in which
   the Company assumes credit exposure of an
   individual entity, referenced index or asset pool.
   The Company assumes credit exposure to individual
   entities through credit default swaps. These
   contracts entitle the company to receive a periodic
   fee in exchange for an obligation to compensate the
   derivative counterparty should a credit event occur
   on the part of the referenced security issuer.
   Credit events typically include failure on the part
   of the referenced security issuer to make a fixed
   dollar amount of contractual interest or principal
   payments or bankruptcy. The maximum potential
   future exposure to the Company is the notional
   value of the swap contracts, $324 and $193,
   after-tax, as of December 31, 2005 and 2004,
   respectively.
   The Company also assumes exposure to the change in
   value of indices or asset pools through total
   return swaps and credit spreadlocks. As of December
   31, 2005 and 2004, the maximum potential future
   exposure to the Company from such contracts is $542
   and $458, after-tax, respectively.
   The Company enters into credit default swap
   agreements, in which the Company pays a derivative
   counterparty a periodic fee in exchange for
   compensation from the counterparty should a credit
   event occur on the part of the referenced security
   issuer. The Company entered into these agreements
   as an efficient means to reduce credit exposure to
   specified issuers or sectors. In addition, the
   Company enters into option contracts to receive
   protection should a credit event occur on the part
   of the referenced security issuer.                         2,013      1,418        3          6        10         16

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount          Fair Value           After-Tax
                                                          ---------------------------------------------------------------
HEDGING STRATEGY                                            2005        2004        2005      2004      2005       2004
                                                          ---------------------------------------------------------------
Options
   The Company writes option contracts for a
   premium to monetize the bifurcated option
   embedded in certain of its fixed maturity
   investments. The written option grants the
   holder the ability to call the bond at a
   predetermined strike value. The maximum
   potential future economic exposure is
   represented by the then fair value of the bond
   in excess of the strike value, which is expected
   to be entirely offset by the appreciation in the
   value of the embedded long option.                     $     12    $      95    $   --    $    1    $   (1)    $  (1)
Yen fixed annuity hedging instruments
   The Company enters into currency rate swaps and
   forwards to mitigate the foreign currency
   exchange rate and yen interest rate exposures
   associated with the yen denominated individual
   fixed annuity compound rate contract product.
   For further discussion, see below. Additionally,
   forward settling fixed maturity investments are
   traded to manage duration and foreign currency
   risk associated with this product.                        1,675          611      (179)       10      (143)        4
Product derivatives
   The Company offers certain variable annuity
   products with a GMWB rider. The GMWB is a
   bifurcated embedded derivative that provides the
   policyholder with a GRB if the account value is
   reduced to zero through a combination of market
   declines and withdrawals. The GRB is generally
   equal to premiums less withdrawals. The
   policyholder also has the option, after a
   specified time period, to reset the GRB to the
   then-current account value, if greater. For a
   further discussion, see the Derivative
   Instruments section of Note 2. The notional
   value of the embedded derivative is the GRB
   balance.                                                 31,803       25,433         8       129       (42)       35
GMWB hedging instruments
   The Company enters into interest rate futures,
   S&P 500 and NASDAQ index futures contracts and
   put and call options, as well as interest rate
   and EAFE index swap contracts to economically
   hedge exposure to the volatility associated with
   the portion of the GMWB liabilities which are
   not reinsured. In addition, the Company
   periodically enters into forward starting S&P500
   put options as well as S&P index futures and
   interest rate swap contracts to economically
   hedge the equity volatility risk exposure
   associated with anticipated future sales of the
   GMWB rider.                                               5,086           --       175        --       (13)       --

                                                                                                          Derivative
                                                                                                       Change in Value
                                                         Notional Amount            Fair Value            After-Tax
                                                      -------------------------------------------------------------------
HEDGING STRATEGY                                        2005         2004        2005       2004       2005       2004
                                                      -------------------------------------------------------------------
Reinsurance contracts associated with GMWB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMWB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   GRB amount.                                        $   8,575    $  25,433    $   (17)   $  (129)    $  19      $ (35)
Reinsurance contracts associated with GMIB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMIB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   yen denominated policyholder account value
   remeasured at the year-end yen to U.S.
   dollar spot rate.                                     16,782           --         72         --        73         --
Statutory reserve hedging instruments
   The Company purchased one and two year S&P500
   put option contracts to economically hedge
   the statutory reserve impact of equity
   exposure arising primarily from GMDB
   obligations against a decline in the equity
   markets.                                               1,142        1,921         14         32       (20)        (2)
                                                      ------------------------------------------------------------------
       TOTAL OTHER INVESTMENT AND RISK MANAGEMENT
                                       ACTIVITIES        70,065       58,130         81        (16)      (95)        (8)
                                                      ------------------------------------------------------------------
                            TOTAL DERIVATIVES [1]     $  77,993    $  64,734    $  (168)   $  (403)    $ (99)     $ (18)
                                                      ------------------------------------------------------------------


[1] Derivative change in value includes hedge ineffectiveness for cash-flow, fair-value and net investment hedges and total change in value of other investment and risk management activities.

The increase in notional amount since December 31, 2004, is primarily due to the reinsurance of GMIB product and new hedging strategies, which were partially offset by a decrease in the reinsurance arrangement associated with GMWB. The increase in net fair value of derivative instruments since December 31, 2004, was primarily due to an increase in market value of derivatives hedging foreign bonds due to the strengthening of the U.S. dollar in comparison to foreign currencies, an increase in GMWB related derivatives due to the recapture of its indemnity reinsurance arrangement (see below), and the reinsurance of GMIB, which is driven by the favorable returns of the underlying funds supporting the variable annuity product sold in Japan. These market value increases were partially offset by a decline in market value of yen fixed annuity hedging instruments due to the strengthening of the U.S. dollar against the yen.

For the year ended December 31, 2003, the after-tax net gains and losses representing the total ineffectiveness on all fair-value, cash-flow and net investment hedges were less than $1.

During September 2005, the Company and its subsidiary HLAI, recaptured its indemnity reinsurance arrangement, associated with the GMWB variable annuity rider, from HLA. The purchased derivatives that were used to economically hedge the contracts, previously held by HLA, were transferred to the Company and HLAI as part of the recapture. The notional and fair value of the transferred derivative contracts as of September 30, 2005, was $4.6 billion and $170, respectively. The derivative contracts consist of interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options as well as interest rate swap contracts. The loss on the derivative contracts from the recapture date to September 30, 2005, was $8, after-tax. Net realized capital gains and losses included the change in market value of both the embedded derivative related to the GMWB liability and the related derivative contracts that were purchased as economic hedges. For the year ended December 31, 2005, net loss associated with the GMWB derivatives (embedded derivative reinsurance contracts and hedging instruments) was $36, after-tax. For a further discussion of the recaptured indemnity reinsurance arrangement, see Note 15.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133. Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. As of December 31, 2005, the notional and fair value of the GMIB reinsurance agreement was $16.8 billion and $72, respectively. The change in value of the GMIB reinsurance agreement for the year ended December 31, 2005, was a gain of $73, after-tax. For a further discussion of the reinsurance agreement, see Note 15.

The yen denominated fixed annuity product ("yen fixed annuities") assumed from HLIKK is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2005 yen to U.S. dollar spot rate. During 2004 and the first six months of 2005, the Company managed the yen currency risk associated with the yen fixed annuities with pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps ("fixed currency swaps"). In order to mitigate the U.S. interest rate exposure, the fixed currency swaps, with a notional value of $1.2 billion, were closed or restructured in June 2005. The Company then entered into pay variable U.S. dollar receive fixed yen, zero coupon currency swaps ("currency swaps") associated with the yen fixed annuities. As of December 31, 2005, the notional value and fair value of the currency swaps were $1.7 billion and $(179), respectively.

Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the currency swaps exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The currency swaps are recorded at fair value incorporating changes in value due to changes in foreign exchange rates, Japanese and U.S. interest rates and accrued income. An after-tax net loss of $23 and a net gain of $2 for the years ended December 31, 2005 and 2004, respectively, which includes the changes in value of the currency swaps, fixed currency swaps and the yen fixed annuity contract remeasurement, was recorded in net realized capital gains and losses.

As of December 31, 2005 and 2004, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $(1) and $6, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2005, 2004 and 2003, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to the forecasted transactions that were no longer probable of occurring.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $745 and $1.0 billion, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1 for the years ended December 31, 2005 and 2004, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $257 and $276, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2005 and 2004, were as follows:

                                         2005        2004
                                       ---------------------
LOANED SECURITIES AND COLLATERAL
   PLEDGED
ABS                                    $     13    $     24
CMBS                                        146         158
Corporate                                   599         681
MBS                                         125          --
Government/Government Agencies
   Foreign                                   26          16
   United States                             93         404
                                       ---------------------
                            TOTAL      $  1,002    $  1,283
                                       ---------------------


As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $873 and $1.0 billion, respectively. At December 31, 2005 and 2004, cash collateral of $785 and

$1.0 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

As discussed in the Variable Interest Entities section above, the Company manages and invests in certain synthetic CLOs. Also, for certain of these synthetic CLOs, the Company is the primary beneficiary and must consolidate the CLOs. These CLOs have entered into various collateral arrangements with third party swap counterparties. For further discussion, see the Variable Interest Entities section above.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2005 and 2004, the fair value of securities on deposit was approximately $22 and $24, respectively.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2005 and 2004 were as follows:

                                                                                 2005                      2004
                                                                        --------------------------------------------------
                                                                         Carrying       Fair       Carrying        Fair
                                                                          Amount       Value        Amount        Value
                                                                        --------------------------------------------------
ASSETS
   Fixed maturities                                                      $ 43,242     $ 43,242     $ 42,691      $ 42,691
   Equity securities                                                          311          311          180           180
   Policy loans                                                             1,971        1,971        2,617         2,617
   Mortgage loans on real estate                                            1,355        1,348          794           806
   Other investments                                                          579          579          289           289
LIABILITIES
   Other policyholder funds [1]                                          $ 11,686     $ 11,273     $  9,244      $  9,075
                                                                         -------------------------------------------------


[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2005, the Company's current policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5.0, which increased from $2.9 million as of December 31, 2004. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts issued between July 7, 2003 through September 2005 with the GMWB are covered by a reinsurance arrangement with a related party. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA.

Insurance fees, earned premiums and other were comprised of the following:

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
Gross fee income, earned premiums and other                                              $ 4,019     $ 3,834     $ 3,780
Reinsurance assumed                                                                           39          49          43
Reinsurance ceded                                                                           (798)       (807)       (720)
                                                                                         --------------------------------
                                          NET FEE INCOME, EARNED PREMIUMS AND OTHER      $ 3,260     $ 3,076     $ 3,103
                                                                                         --------------------------------


The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $378, $426, and $550 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company also assumes reinsurance from other insurers.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require the Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $130, 133 and $78 in 2005, 2004 and 2003, respectively, and accident and health premium of $221, $230, and $305, respectively, to HLA.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                                          2005        2004        2003
                                                                                         --------------------------------
BALANCE, JANUARY 1                                                                       $ 6,453     $ 6,088     $ 5,479
Capitalization                                                                             1,226       1,375       1,319
Amortization -- Deferred policy acquisitions costs and present value of future
   profits                                                                                  (945)       (825)       (646)
Adjustments to unrealized gains and losses on securities available-for-sale and
   other                                                                                     367         (80)        (64)
Cumulative effect of accounting changes (SOP03-1)                                             --        (105)         --
                                                                                         --------------------------------
BALANCE, DECEMBER 31                                                                     $ 7,101     $ 6,453     $ 6,088
                                                                                         --------------------------------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the year ended December 31,
------------------------------------------------------------
2006                                                   $ 29
2007                                                   $ 29
2008                                                   $ 26
2009                                                   $ 24
2010                                                   $ 22
------------------------------------------------------------


NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2005 and December 31, 2004, the carrying amount of goodwill for the Company's Retail Products segment was $85 and $119 and the Company's Individual Life segment was $101 and $67, respectively. During 2005, the Company reallocated goodwill between segments to align the acquired business with the appropriate reporting segment.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2005 and 2004. The goodwill impairment analysis included Life's new operating segments.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 7.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross GMDB liability balance sold with annuity products were as follows:

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE AS OF JANUARY 1, 2005            $  174
Incurred                                              123
Paid                                                 (139)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2005          $  158
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $64 as of January
    1, 2005 and $40 as of December 31, 2005.

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE UPON ADOPTION -- AS OF
   JANUARY 1, 2004                                 $  217
Incurred                                              123
Paid                                                 (166)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2004          $  174
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $108 upon adoption of SOP 03-1 and $64 as of December 31, 2004.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2005 and 2004:

- 1,000 stochastically generated investment performance scenarios for 2005 and 2004 issue years; 250 stochastically generated investment performance scenarios for issue year 2003 and prior.

- Separate account returns representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 9.5% and 11% for aggressive equities, and a weighted average of 7.8% and 9% for December 31, 2005 and 2004, respectively.

- Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

- 80% of the 1983 GAM mortality table was used for mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

- Discount rate of 5.6% for 2005 issue year, 7% for issue years 2004 and 2003 and 7.5% for issue year 2002 and prior

The following table provides details concerning GMDB exposure:

BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2005

                                                                                       Retained        Weighted Average
                                                       Account       Net Amount       Net Amount         Attained Age
Maximum anniversary value (MAV) [1]                     Value          at Risk          at Risk          of Annuitant
                                                      --------------------------------------------------------------------
MAV only                                              $   57,445       $  5,040         $    507               64
With 5% rollup [2]                                         4,032            497               91               63
With Earnings Protection Benefit Rider (EPB) [3]           5,358            313               57               60
With 5% rollup & EPB                                       1,445            132               24               62
                                                      --------------------------------------------------------------------
Total MAV                                                 68,280          5,982              679
Asset Protection Benefit (APB) [4]                        26,880             25               13               61
Lifetime Income Benefit (LIB) [5]                            251             --               --               59
Reset [6] (5-7 years)                                      7,419            435              435               65
Return of Premium [7] /Other                               9,235             37               35               49
                                                      --------------------------------------------------------------------
                                           TOTAL      $  112,065       $  6,479         $  1,162               62
                                                      --------------------------------------------------------------------


[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. During the fourth quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's (S&P) 500 index options in its valuation of the GMWB embedded derivative and related reinsurance as well as the GMIB reinsurance derivative. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the GMIB reinsurance asset. The impact to net income, including other changes in assumptions, after DAC amortization and taxes, was a loss of $18.

As of December 31, 2005 and December 31, 2004, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $8 and $129, respectively. During 2005, 2004 and 2003, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $(64), $54 and $178, respectively. There were no payments made for the GMWB during 2005, 2004 or 2003.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2005 $26.4 billion, or 69% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2004 was $31.8 billion and $25.4 billion, respectively

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                 AS OF
                                              DECEMBER 31,
Asset type                                        2005
                                            -----------------
Equity securities (including mutual
   funds)                                     $    94,419
Cash and cash equivalents                           8,609
                                            -----------------
                                 TOTAL        $   103,028
                                            -----------------


As of December 31, 2005, approximately 16% of the equity securities above were invested in fixed income securities through these funds and approximately 84% were invested in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes sufficient premium payments to meet the requirements of the guarantee. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2005, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through

December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                             2005     2004
                                             ---------------
Balance, beginning of period                 $ 309   $  198
Sales inducements deferred                      85      141
Amortization charged to income                 (39)     (30)
                                             ---------------
BALANCE, END OF PERIOD                       $ 355   $  309
                                             ---------------


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions, now consolidated, have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and certain of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The consolidated amended complaint alleges on behalf of a putative class of shareholders that The Hartford and the four named individual defendants, as control persons of The Hartford, failed to disclose to the investing public that The Hartford's business and growth was predicated on the unlawful activity alleged in the NYAG Complaint. The class period alleged is August 6, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaint seeks damages and attorneys' fees. Defendants filed a motion to dismiss in June 2005, and the Court heard oral argument on December 22, 2005. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions, now consolidated, also have been filed in the same court. The consolidated amended complaint, brought by a shareholder on behalf of The Hartford against its directors and an executive officer, alleges that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaint seeks damages, injunctive relief, disgorgement, and attorneys' fees. Defendants filed a motion to dismiss in May 2005, and the plaintiffs thereafter agreed to stay further proceedings pending resolution of the motion to dismiss the securities class action. All defendants dispute the allegations and intend to defend these actions vigorously.

Three consolidated putative class actions filed in the same court on behalf of participants in The Hartford's 401(k) plan, alleging that The Hartford and other plan fiduciaries breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint, have been voluntarily dismissed by the plaintiffs without payment.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Hartford and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. The Hartford also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. In addition, The Hartford was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserts claims under California insurance law and seeks injunctive relief only. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the mutual funds, The Hartford has indemnified the affected mutual funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36, after-tax, in the fourth quarter of 2005, of which $14, after tax, was attributed to the Company to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 already attributed to the Company. However, the ultimate liability of the Company is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $36, and $31 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $27, $15 and $12 for the years ended December 31, 2005, 2004 and 2003, respectively.

Future minimum rental commitments on all operating leases are as follows:

2006                                                 $   33
2007                                                     31
2008                                                     26
2009                                                     23
2010                                                     21
Thereafter                                                8
------------------------------------------------------------
TOTAL                                                $  142
------------------------------------------------------------


TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit related primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

UNFUNDED COMMITMENTS

At December 31, 2005, the Company has outstanding commitments totaling $477, of which $243 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $234 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. There were $3.3, $2.9 and $0 in guaranty fund assessment payments (net of refunds) in 2005, 2004 and 2003, respectively.

The Hartford accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2005 and 2004, the liability balance was $15 and $22, respectively. As of December 31, 2005 and 2004, included in other assets was $13 and $11, respectively, of related assets for premium tax offsets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                ----------------------------
                                 2005      2004       2003
                                ----------------------------
Current                         $   71     $ (34)    $   13
Deferred                           136        63        155
                                ----------------------------
        INCOME TAX EXPENSE      $  207     $  29     $  168
                                ----------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               ----------------------------
                                2005      2004       2003
                               ----------------------------
Tax provision at the
   U.S. federal
   statutory rate              $  391    $  354     $  278
Dividends received
   deduction                     (184)     (132)      (108)
IRS audit settlement               --      (191)        --
Foreign related
   investments                     (2)       (2)        (4)
Other                               2        --          2
                               ----------------------------
                    TOTAL      $  207    $   29     $  168
                               ----------------------------


Deferred tax assets (liabilities) include the following as of December 31:

                                       2005         2004
                                     ----------------------
DEFERRED TAX ASSETS
Tax basis deferred policy
   acquisition costs and
   reserves                          $    581     $    607
NOL carryover                              13           --
Minimum tax credit                        191          126
Foreign tax credit carryovers              31            6
Other                                      30           36
                                     ----------------------
      TOTAL DEFERRED TAX ASSETS           846          775
DEFERRED TAX LIABILITIES
Financial statement deferred
   policy acquisition costs
   and reserves                          (977)        (677)
Net unrealized gains on
   securities                            (291)        (669)
Employee benefits                         (15)         (16)
Investment related items and
   other                                  (79)         (51)
                                     ----------------------
 TOTAL DEFERRED TAX LIABILITIES        (1,362)      (1,413)
                                     ----------------------
             TOTAL DEFERRED TAX
              ASSET/(LIABILITY)      $   (516)    $   (638)
                                     ----------------------


The Company had a current tax receivable of $199 and $121 as of December 31, 2005 and 2004, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates, based on currently available information, that it will distribute the entire balance in the account, thereby permanently eliminating the potential tax of $31.

NOTE 13. STATUTORY RESULTS

                                  FOR THE YEARS ENDED
                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Statutory net income         $   185    $   536     $   801
                             -------------------------------
Statutory capital and
   surplus                   $ 3,034    $ 3,191     $ 3,115
                             -------------------------------


A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2005, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2006, without prior approval, is $303.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $21, $20 and $19 in 2005, 2004 and 2003, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $8, $8 and $6 for the years ended December 31, 2005, 2004 and 2003, respectively.

NOTE 15. STOCK COMPENSATION PLANS

On May 18, 2005 at the The Hartford's Annual Meeting of Shareholders, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. The aggregate number of shares of stock, which may be awarded, is subject to a maximum limit of 7,000,000 shares applicable to all awards for the ten-year duration of the 2005 Stock Plan. To the extent that any awards under The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors are forfeited, terminated, expire unexercised or are settled for cash in lieu of stock, the shares subject to such awards (or the relevant portion thereof) shall be available for awards under the 2005 Stock Plan and shall be added to the total number of shares available under the 2005 Stock Plan.

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of the The Hartford's common stock on the date of grant, and an option's maximum term is ten years and two days. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable upon the attainment of specified market price appreciation of the The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2005, The Hartford had not issued any incentive stock options under any plans.

Performance awards of common stock granted under the 2005 Stock Plan become payable upon the attainment of specific performance goals achieved over a period of not less than one nor more than five years, and the restricted stock granted is subject to a restriction period. On a cumulative basis, no more than 20% of the aggregate number of shares which may be awarded under the 2005 Stock Plan are available for performance shares, restricted stock awards, or restricted stock unit awards. Also, the maximum award of performance shares, restricted stock awards, or restricted stock unit awards for any individual employee in any year is 200,000 shares or units. In 2005, the The Hartford granted 704,738 shares of common stock with a weighted average price of $71.62 related to performance shares, restricted stock awards, and restricted stock unit awards. In 2004 and 2003, the The Hartford granted shares of common stock of 315,452 and 333,712 with weighted average prices of $64.93 and $38.13, respectively, related to performance share and restricted stock awards.

In 1996, the The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. The Hartford may sell up to 5,400,000 shares of stock to eligible employees under the ESPP. In 2005, 2004 and 2003, 328,276, 345,262 and 443,467 shares were sold, respectively. The per share weighted average fair value of the discount under the ESPP was $10.77, $9.31, and $11.96 in 2005, 2004 and 2003,
respectively. Additionally, during 1997, The Hartford established employee stock purchase plans for certain employees of The Hartford's international subsidiaries. Under these plans, participants may purchase common stock of The Hartford at a fixed price at the end of a three-year period. The activity under these programs is not material.

NOTE 16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The

Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguishment of a reinsurance recoverable liability of $36, resulting in a capital contribution of $155.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2005, $1,463 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by HLIKK. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by HLIKK. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to HLIKK. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

While the form of the agreement between HLAI and HLIKK. is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the agreement is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to earnings.

As of August 31, 2005, the effective date of the agreement, the reinsurance derivative liability recorded by the Company was $15. As described above, in connection with accepting the reinsurance derivative, the Company received $25 in cash. The difference between the fair value of the reinsurance derivative and the cash received was recorded as an in substance capital contribution of $10 from a related party. Subsequent cohorts, as ceded, representing new business written with the GMIB rider, will be recorded in a manner similar to the in-force block. The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2005, the fair value of the reinsurance derivative was an asset of $72. During the year ended, December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

NOTE 17. QUARTERLY RESULTS FOR 2005 AND 2004 (UNAUDITED)

                                                                          Three Months Ended
                                             -----------------------------------------------------------------------------
                                                 March 31,           June 30,         September 30,       December 31,
                                             -----------------------------------------------------------------------------
                                              2005      2004      2005     2004      2005      2004      2005      2004
                                             -----------------------------------------------------------------------------
Revenues                                     $ 1,440   $ 1,399   $1,400   $ 1,346   $ 1,521   $ 1,456   $ 1,543   $ 1,485
Benefits, claims and expenses                  1,118     1,116    1,172     1,091     1,210     1,202     1,275     1,243
Net income [1]                                   241       181      180       180       247       395       248       209
                                             -----------------------------------------------------------------------------


[1] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements are included in Part A and Part B of the
       Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(3)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deliotte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101934, filed on April 7, 2003.

(4) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921 filed on August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President, Director*
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Joseph G. Eck                       Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Sharon Roberts                      Vice President
Craig R. Raymond                    Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Vice President and Actuary
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4, TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2006 there were 4,460 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
Lizabeth H. Zlatkus             Director
Anthony Dowling                 Chief Compliance Officer
William Wilcox                  Chief Legal Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of August, 2006.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and
       Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and
       Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy Chief Financial
  Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Glenn D. Lammey, Chief Financial Officer*
Thomas M. Marra, President, Chief Executive Officer and Chairman
  of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
  Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President, Director*                  Richard J. Wirth
                                                                          Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  August 1, 2006
  Investment Officer, Director*

333-119419

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche, LLP.
     (99)  Copy of Power of Attorney.